As filed with the Securities and Exchange Commission on March 27, 2019
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-03802
NEUBERGER BERMAN INCOME FUNDS
(Exact Name of Registrant as Specified in Charter)
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002
(Address of Principal Executive Offices – Zip Code)
Registrant's telephone number, including area code: (212) 476-8800
Joseph V. Amato, Chief Executive Officer and President
Neuberger Berman Income Funds
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
 New York, New York 10104-0002
Arthur C. Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and Addresses of Agents for Service)
Date of fiscal year end:  October 31
Date of reporting period:  January 31, 2019
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”) (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedules of Investments.
Schedule of Investments Core Bond Fund^
(Unaudited) January 31, 2019

PRINCIPAL AMOUNT(a)			VALUE†
(000's omitted)			(000's omitted)

U.S. Treasury Obligations 19.7%(a)
	$1,750	U.S. Treasury Bill, 2.33%, due 2/28/19	$1,747	(b)(c)
		U.S. Treasury Inflation-Indexed Bonds(d)
	4,369	0.63%, due 4/15/23	4,350
	13,762	2.38%, due 1/15/27	15,472
	5,889	2.13%, due 2/15/40	7,102
		U.S. Treasury Notes
	3,565	2.63%, due 8/15/20	3,572
	14,625	2.25%, due 7/31/21 – 8/15/46	14,116
	22,080	2.38%, due 8/15/24	21,966
	4,720	2.00%, due 11/15/26	4,532
	4,265	2.75%, due 8/15/42	4,103

		Total U.S. Treasury Obligations (Cost $75,592)	76,960

U.S. Government Agency Securities 0.6%
	1,160	Federal Home Loan Bank, 5.50%, due 7/15/36	1,494
	700	Tennessee Valley Authority, 5.25%, due 9/15/39	873

		Total U.S. Government Agency Securities (Cost $2,290)	2,367

Mortgage-Backed Securities 42.0%

Collateralized Mortgage Obligations 2.0%
	4,500	Angel Oak Mortgage Trust I LLC, Ser. 2019-1, Class A1, 3.92%, due 11/25/48	4,518	(e)(f)
	12	Fannie Mae Whole Loan, Ser. 2003-W5, Class A, (1 month USD LIBOR + 0.11%), 2.62%, due 4/25/33	12	(g)
	3,000	Freddie Mac Structured Agency Credit Risk Debt Notes, Ser. 2019-DNA1, Class M1, (1 month USD LIBOR + 0.90%), 3.41%, due 1/25/49	3,000	(e)(g)
	250	Permanent Master Issuer PLC, Ser. 2018-1A, Class 1A1, (3 month USD LIBOR + 0.38%), 3.17%, due 7/15/58	249	(e)(g)
			7,779
Commercial Mortgage-Backed 10.4%
		Bank
	1,000	Ser. 2018-BN11, Class A3, 4.05%, due 3/15/61	1,044
	2,789	Ser. 2018-BN13, Class A1, 3.22%, due 8/15/61	2,806
	1,000	Ser. 2018-BN15, Class A4, 4.41%, due 11/15/61	1,067
	664	CD Mortgage Trust, Ser. 2018-CD7, Class A1, 3.28%, due 8/15/51	670
	1,538	CGMS Commercial Mortgage Trust, Ser. 2017-B1, Class A1, 2.01%, due 8/15/50	1,513
		Citigroup Commercial Mortgage Trust
	965	Ser. 2013-GC11, Class B, 3.73%, due 4/10/46	964	(f)
	330	Ser. 2013-GC17, Class B, 5.10%, due 11/10/46	349	(f)
	4,765	Ser. 2014-GC25, Class XA, 1.01%, due 10/10/47	226	(f)(h)
	2,532	Ser. 2015-GC27, Class XA, 1.38%, due 2/10/48	162	(f)(h)
	550	Ser. 2015-P1, Class A5, 3.72%, due 9/15/48	563
	450	Ser. 2016-GC36, Class A5, 3.62%, due 2/10/49	457
	725	Ser. 2017-C4, Class A4, 3.47%, due 10/12/50	723
	1,191	Ser. 2018-C6, Class A1, 3.30%, due 11/10/51	1,203
		Commercial Mortgage Trust
	1,000	Ser. 2013-LC6, Class B, 3.74%, due 1/10/46	1,003
	6,417	Ser. 2014-CR16, Class XA, 1.12%, due 4/10/47	239	(f)(h)
	4,170	Ser. 2014-LC15, Class XA, 1.25%, due 4/10/47	160	(f)(h)
	6,293	Ser. 2014-CR17, Class XA, 1.06%, due 5/10/47	241	(f)(h)
	3,819	Ser. 2014-UBS3, Class XA, 1.27%, due 6/10/47	160	(f)(h)
	4,595	Ser. 2014-UBS6, Class XA, 0.95%, due 12/10/47	182	(f)(h)
	485	Ser. 2014-CR21, Class AM, 3.99%, due 12/10/47	493
	335	Ser. 2015-LC21, Class A4, 3.71%, due 7/10/48	342
	740	Ser. 2015-CR25, Class A4, 3.76%, due 8/10/48	757
	1,340	Ser. 2015-CR26, Class AM, 4.09%, due 10/10/48	1,358	(f)
	467	Ser. 2017-COR2, Class A1, 2.11%, due 9/10/50	460
		CSAIL Commercial Mortgage Trust
	353	Ser. 2016-C7, Class A5, 3.50%, due 11/15/49	352
	1,185	Ser. 2015-C1, Class B, 4.04%, due 4/15/50	1,193	(f)
	494	Ser. 2017-CX9, Class A1, 2.02%, due 9/15/50	485
	1,280	Ser. 2017-CX9, Class A5, 3.45%, due 9/15/50	1,272
	1,000	Ser. 2018-CX11, Class A5, 4.03%, due 4/15/51	1,033	(f)
	1,970	Freddie Mac Multifamily Aggregation Risk Transfer Trust, Ser. 2017-KT01, Class A, (1 month USD LIBOR + 0.32%), 2.84%, due 2/25/20	1,969	(g)
		GS Mortgage Securities Trust
	770	Ser. 2012-GCJ9, Class B, 3.75%, due 11/10/45	769	(e)
	10,087	Ser. 2014-GC18, Class XA, 1.04%, due 1/10/47	423	(f)(h)
	335	Ser. 2015-GC32, Class A4, 3.76%, due 7/10/48	344
	582	Ser. 2015-GC34, Class AAB, 3.28%, due 10/10/48	587
	1,075	Ser. 2018-GS9, Class A4, 3.99%, due 3/10/51	1,111	(f)
		JPMBB Commercial Mortgage Securities Trust
	700	Ser. 2015-C31, Class A3, 3.80%, due 8/15/48	718
	355	Ser. 2016-C1, Class A5, 3.58%, due 3/15/49	359
		Morgan Stanley Bank of America Merrill Lynch Trust
	4,383	Ser. 2014-C16, Class XA, 1.12%, due 6/15/47	165	(f)(h)
	710	Ser. 2015-C24, Class A4, 3.73%, due 5/15/48	726
	481	Ser. 2017-C34, Class A1, 2.11%, due 11/15/52	475
	1,000	Morgan Stanley Capital I Trust, Ser. 2017-H1, Class A5, 3.53%, due 6/15/50	1,001
		UBS Commercial Mortgage Trust
	500	Ser. 2017-C2, Class A4, 3.49%, due 8/15/50	498
	631	Ser. 2017-C4, Class A1, 2.13%, due 10/15/50	622
	1,704	Ser. 2018-C14, Class A1, 3.38%, due 12/15/51	1,723
		Wells Fargo Commercial Mortgage Trust
	725	Ser. 2012-LC5, Class B, 4.14%, due 10/15/45	743
	500	Ser. 2015-C29, Class A4, 3.64%, due 6/15/48	506
	640	Ser. 2016-C35, Class B, 3.44%, due 7/15/48	627
	225	Ser. 2016-LC24, Class A4, 2.94%, due 10/15/49	216
	950	Ser. 2016-NXS6, Class A4, 2.92%, due 11/15/49	915
	652	Ser. 2017-C39, Class A1, 1.98%, due 9/15/50	640
	580	Ser. 2017-C39, Class A5, 3.42%, due 9/15/50	574
	611	Ser. 2018-C46, Class A1, 3.16%, due 8/15/51	615
	500	Ser. 2015-C30, Class A4, 3.66%, due 9/15/58	507
	445	Ser. 2016-LC25, Class A4, 3.64%, due 12/15/59	447
		WF-RBS Commercial Mortgage Trust
	1,000	Ser. 2012-C8, Class B, 4.31%, due 8/15/45	1,021
	6,274	Ser. 2014-C25, Class XA, 0.89%, due 11/15/47	238	(f)(h)
	14,749	Ser. 2014-C22, Class XA, 0.85%, due 9/15/57	514	(f)(h)
			40,530
Fannie Mae 15.6%
		Pass-Through Certificates
	2,731	3.00%, due 5/1/46 – 11/1/46	2,683
	12,842	3.50%, due 7/1/32 – 3/1/48	12,952
	25,892	4.00%, due 1/1/41 – 9/1/48	26,599
	7,382	4.50%, due 4/1/34 – 11/1/48	7,701
	2,022	5.00%, due 4/1/23 – 10/1/41	2,150
	394	5.50%, due 5/1/28 – 3/1/41	424
	433	6.00%, due 4/1/37 – 11/1/38	468
	230	3.50%, TBA, 30 Year Maturity	231	(i)
	735	4.00%, TBA, 15 Year Maturity	756	(i)
	3,800	4.00%, TBA, 30 Year Maturity	3,890	(i)
	2,345	4.50%, TBA, 30 Year Maturity	2,437	(i)
	600	5.00%, TBA, 30 Year Maturity	631	(i)
			60,922
Freddie Mac 10.3%

		Pass-Through Certificates
	2,944	3.00%, due 2/1/32 – 2/1/47	2,897
	13,441	3.50%, due 4/1/32 – 3/1/48	13,566
	15,173	4.00%, due 11/1/40 – 8/1/48	15,589
	3,205	4.50%, due 6/1/39 – 8/1/48	3,343
	844	5.00%, due 5/1/23 – 5/1/41	888
	193	5.50%, due 12/1/22 – 11/1/38	206
	11	6.00%, due 12/1/37	12
	3	6.50%, due 11/1/25	3
	2,280	4.00%, TBA, 30 Year Maturity	2,335	(i)
	1,545	4.50%, TBA, 30 Year Maturity	1,606	(i)
			40,445
Ginnie Mae 3.7%
		Pass-Through Certificates
	3,984	3.50%, due 1/20/43 – 12/20/47	4,040
	3,079	4.00%, due 11/20/44 – 1/20/49	3,172
	1,569	4.50%, due 3/20/48 – 9/20/48	1,630
	1,690	4.00%, TBA, 30 Year Maturity	1,738	(i)
	2,520	4.50%, TBA, 30 Year Maturity	2,615	(i)
	1,280	5.00%, TBA, 30 Year Maturity	1,336	(i)
			14,531

		Total Mortgage-Backed Securities (Cost $167,269)	164,207

Corporate Bonds 29.8%

Agriculture 0.5%
	2,595	BAT Capital Corp., 4.54%, due 8/15/47	2,130

Auto Manufacturers 0.4%
	1,545	General Motors Financial Co., Inc., 5.10%, due 1/17/24	1,570

Banks 8.6%
	1,295	Banco Santander SA, 3.80%, due 2/23/28	1,212
		Bank of America Corp.
	1,535	(3 month USD LIBOR + 0.37%), 2.74%, due 1/23/22	1,523	(g)
	1,005	4.45%, due 3/3/26	1,031
	1,410	(3 month USD LIBOR + 1.07%), 3.97%, due 3/5/29	1,418	(g)
	760	Barclays PLC, 4.38%, due 1/12/26	747
	1,910	Citibank N.A., 2.00%, due 3/20/19	1,908
		Citigroup, Inc.
	1,990	(3 month USD LIBOR + 1.56%), 3.89%, due 1/10/28	1,982	(g)
	695	(3 month USD LIBOR + 1.15%), 3.52%, due 10/27/28	672	(g)
		Goldman Sachs Group, Inc.
	625	2.60%, due 4/23/20	622
	1,310	(3 month USD LIBOR + 1.51%), 3.69%, due 6/5/28	1,272	(g)
	2,525	(3 month USD LIBOR + 1.16%), 3.81%, due 4/23/29	2,458	(g)(j)
	1,310	(3 month USD LIBOR + 1.30%), 4.22%, due 5/1/29	1,316	(g)
	1,030	(3 month USD LIBOR + 1.37%), 4.02%, due 10/31/38	971	(g)
	1,000	5.15%, due 5/22/45	1,023
	2,045	HSBC Holdings PLC, (5 year USD ICE Swap + 3.75%), 6.00%, due 5/22/27	1,968	(g)(j)(k)
		JPMorgan Chase & Co.
	1,545	(3 month USD LIBOR + 1.16%), 3.22%, due 3/1/25	1,520	(g)
	1,900	(3 month USD LIBOR + 1.12%), 4.01%, due 4/23/29	1,921	(g)
	975	(3 month USD LIBOR + 1.36%), 3.88%, due 7/24/38	933	(g)
	895	(3 month USD LIBOR + 1.22%), 3.90%, due 1/23/49	836	(g)
	2,360	KFW, 2.38%, due 12/29/22	2,343	(j)
	2,355	Morgan Stanley, (3 month USD LIBOR + 1.34%), 3.59%, due 7/22/28	2,300	(g)(j)
		Royal Bank of Scotland Group PLC
	1,395	4.80%, due 4/5/26	1,398
	630	(3 month USD LIBOR + 1.91%), 5.08%, due 1/27/30	631	(g)
	2,000	Westpac Banking Corp., (5 year USD ICE Swap + 2.89%), 5.00%, due 9/21/27	1,732	(g)(k)
			33,737
Beverages 1.8%
	660	Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, due 2/1/36	633	(e)
		Anheuser-Busch InBev Worldwide, Inc.
	865	4.60%, due 4/15/48	786
	1,810	4.75%, due 4/15/58	1,611
	4,000	5.80%, due 1/23/59	4,199
			7,229
Biotechnology 0.3%
	1,195	Celgene Corp., 3.90%, due 2/20/28	1,183

Computers 2.0%
		Apple, Inc.
	1,130	3.00%, due 2/9/24	1,138
	1,155	4.65%, due 2/23/46	1,259
		Diamond 1 Finance Corp./Diamond 2 Finance Corp.
	2,205	5.45%, due 6/15/23	2,306	(e)(j)
	1,240	6.02%, due 6/15/26	1,296	(e)
		HP Enterprise Co.
	1,245	3.60%, due 10/15/20	1,253
	440	4.90%, due 10/15/25	460
			7,712
Diversified Financial Services 0.4%
	1,700	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.45%, due 10/1/25	1,664

Food 0.8%
	1,615	Grupo Bimbo SAB de CV, 4.70%, due 11/10/47	1,498	(e)
	1,520	Kroger Co., 5.40%, due 1/15/49	1,521
			3,019
Insurance 0.3%
	1,215	AXA Equitable Holdings, Inc., 5.00%, due 4/20/48	1,134

Machinery-Diversified 0.3%
	1,205	Wabtec Corp., 4.15%, due 3/15/24	1,172

Media 2.2%
	1,450	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.58%, due 7/23/20	1,454
		Comcast Corp.
	1,225	3.70%, due 4/15/24	1,252
	1,390	4.00%, due 8/15/47	1,302
	1,620	4.95%, due 10/15/58	1,714
	2,755	Fox Corp., 5.58%, due 1/25/49	2,924	(e)
			8,646
Miscellaneous Manufacturer 1.0%
	4,560	General Electric Co., Ser. D, (3 month USD LIBOR + 3.33%), 5.00%, due 1/21/21	4,013	(g)(j)(k)

Oil & Gas 1.8%
	2,000	Apache Corp., 4.38%, due 10/15/28	1,953
	905	Concho Resources, Inc., 4.88%, due 10/1/47	917
	3,200	Marathon Oil Corp., 4.40%, due 7/15/27	3,208	(j)
	935	Petroleos Mexicanos, 6.50%, due 3/13/27	897
			6,975
Pharmaceuticals 3.0%
		AbbVie, Inc.
	1,215	2.50%, due 5/14/20	1,208
	1,110	4.70%, due 5/14/45	1,035
		CVS Health Corp.
	1,215	4.30%, due 3/25/28	1,231
	3,105	5.05%, due 3/25/48	3,192	(j)
	1,165	Halfmoon Parent, Inc., 4.80%, due 8/15/38	1,189	(e)
		Shire Acquisitions Investments Ireland DAC
	1,685	1.90%, due 9/23/19	1,672
	1,530	2.40%, due 9/23/21	1,489
	830	3.20%, due 9/23/26	773
			11,789
Pipelines 2.5%
		Energy Transfer Partners L.P.
	650	4.15%, due 10/1/20	656
	1,300	5.25%, due 4/15/29	1,346
	1,335	5.80%, due 6/15/38	1,361
	1,335	6.25%, due 4/15/49	1,422
	1,535	Kinder Morgan Energy Partners L.P., 4.15%, due 2/1/24	1,562
	1,520	Kinder Morgan, Inc., 5.55%, due 6/1/45	1,592
	1,910	MPLX L.P., 4.70%, due 4/15/48	1,733
			9,672
Real Estate Investment Trusts 0.3%
	1,135	Corporate Office Properties L.P., 3.60%, due 5/15/23	1,110

Retail 0.6%
	2,240	Walmart, Inc., 3.40%, due 6/26/23	2,296

Savings & Loans 0.2%
	690	Nationwide Building Society, (3 month USD LIBOR + 1.45%), 4.30%, due 3/8/29	673	(e)(g)

Semiconductors 1.4%
		Broadcom Corp./Broadcom Cayman Finance Ltd.
	1,425	2.38%, due 1/15/20	1,414
	2,595	3.88%, due 1/15/27	2,392	(j)
	1,515	Microchip Technology, Inc., 4.33%, due 6/1/23	1,492	(e)
			5,298
Telecommunications 1.3%
		AT&T, Inc.
	2,045	5.45%, due 3/1/47	2,092	(j)
	1,200	4.50%, due 3/9/48	1,080
	1,825	Vodafone Group PLC, 3.75%, due 1/16/24	1,821
			4,993
Transportation 0.1%
	505	FedEx Corp., 4.95%, due 10/17/48	503

		Total Corporate Bonds (Cost $118,531)	116,518

Asset-Backed Securities 10.3%
	46	Ally Auto Receivables Trust, Ser. 2017-3, Class A2, 1.53%, due 3/16/20	46
	1,140	AM Capital Funding LLC, Ser. 2018-1, Class A, 4.98%, due 12/15/23	1,165	(e)
	530	American Express Credit Account Master Trust, Ser. 2017-4, Class A, 1.64%, due 12/15/21	528
		Asset Backed Funding Certificates
	198	Ser. 2003-OPT1, Class A3, (1 month USD LIBOR + 0.68%), 3.19%, due 4/25/33	194	(g)
	858	Ser. 2004-OPT3, Class A4, (1 month USD LIBOR + 0.78%), 3.29%, due 11/25/33	844	(g)
	6,740	Capital One Multi-Asset Execution Trust, Ser. 2017-A1, Class A1, 2.00%, due 1/17/23	6,686
	1,100	Centex Home Equity Loan Trust, Ser. 2005-D, Class M3, (1 month USD LIBOR + 0.48%), 2.99%, due 10/25/35	1,101	(g)
	15	Chase Funding Mortgage Loan Asset-Backed Certificates, Ser. 2004-1, Class 2A2, (1 month USD LIBOR + 0.46%), 2.97%, due 12/25/33	15	(g)
		Chase Issuance Trust
	3,490	Ser. 2016-A2, Class A, 1.37%, due 6/15/21	3,471
	5,900	Ser. 2012-A4, Class A4, 1.58%, due 8/15/21	5,863
		Citibank Credit Card Issuance Trust
	6,540	Ser. 2016-A1, Class A1, 1.75%, due 11/19/21	6,489
	2,940	Ser. 2018-A1, Class A1, 2.49%, due 1/20/23	2,927
	18	Citigroup Mortgage Loan Trust, Inc., Ser. 2006-WFH1, Class M2, (1 month USD LIBOR + 0.56%), 3.07%, due 1/25/36	18	(g)
	205	Countrywide Asset-Backed Certificates, Ser. 2004-5, Class 1A, (1 month USD LIBOR + 0.50%), 3.01%, due 10/25/34	201	(g)
	6	Fannie Mae Grantor Trust, Ser. 2002-T5, Class A1, (1 month USD LIBOR + 0.24%), 2.75%, due 5/25/32	6	(g)
	1,905	Home Equity Asset Trust, Ser. 2003-5, Class A1, (1 month USD LIBOR + 0.58%), 3.09%, due 12/25/33	1,842	(g)
		Morgan Stanley ABS Capital I, Inc. Trust
	408	Ser. 2003-HE1, Class M1, (1 month USD LIBOR + 1.20%), 3.71%, due 5/25/33	405	(g)
	679	Ser. 2004-NC1, Class M1, (1 month USD LIBOR + 1.05%), 3.56%, due 12/27/33	676	(g)
		Navient Student Loan Trust
	2	Ser. 2016-6A, Class A1, (1 month USD LIBOR + 0.48%), 2.99%, due 3/25/66	2	(e)(g)
	375	Ser. 2017-3A, Class A1, (1 month USD LIBOR + 0.30%), 2.81%, due 7/26/66	375	(e)(g)
	660	Ser. 2017-4A, Class A1, (1 month USD LIBOR + 0.24%), 2.75%, due 9/27/66	660	(e)(g)
	315	Ser. 2018-2A, Class A1, (1 month USD LIBOR + 0.24%), 2.75%, due 3/25/67	315	(e)(g)
	490	Ser. 2018-3A, Class A1, (1 month USD LIBOR + 0.27%), 2.78%, due 3/25/67	490	(e)(g)
	464	Popular ABS Mortgage Pass-Through Trust, Ser. 2005-2, Class AV1B, (1 month USD LIBOR + 0.26%), 2.77%, due 4/25/35	463	(g)
	1,350	Residential Asset Securities Corp., Ser. 2005-KS12, Class M2, (1 month USD LIBOR + 0.46%), 2.97%, due 1/25/36	1,334	(g)
	336	Residential Asset Mortgage Products, Inc., Ser. 2005-RS4, Class M3, (1 month USD LIBOR + 0.48%), 2.99%, due 4/25/35	336	(g)
	360	Residential Asset Securities Corp., Ser. 2005-KS9, Class M5, (1 month USD LIBOR + 0.63%), 3.14%, due 10/25/35	362	(g)
	9	Saxon Asset Securities Trust, Ser. 2004-1, Class A, (1 month USD LIBOR + 0.54%), 3.05%, due 3/25/35	8	(g)
	4	Specialty Underwriting & Residential Finance, Ser. 2003-BC1, Class A, (1 month USD LIBOR + 0.68%), 3.19%, due 1/25/34	4	(g)
	81	Toyota Auto Receivables Owner Trust, Ser. 2017-B, Class A2A, 1.46%, due 1/15/20	81
	1,512	Verizon Owner Trust, Ser. 2016-2A, Class A, 1.68%, due 5/20/21	1,505	(e)
		World Omni Auto Receivables Trust
	68	Ser. 2018-A, Class A2, 2.19%, due 5/17/21	67
	1,600	Ser. 2018-C, Class A2, 2.80%, due 1/18/22	1,600

		Total Asset-Backed Securities (Cost $39,651)	40,079

Foreign Government Securities 0.4%
ZAR	25,390	Republic of South Africa Government Bond, 6.50%, due 2/28/41 (Cost $1,618)	1,376

NUMBER OF SHARES

Short-Term Investments 0.5%

Investment Companies 0.5%
	1,993,040	State Street Institutional U.S. Government Money Market Fund Premier Class, 2.32%(l) (Cost $1,993)	1,993	(j)

		Total Investments 103.3% (Cost $406,944)	403,500

		Liabilities Less Other Assets (3.3)%	(12,807)	(m)

		Net Assets 100.0%	$390,693

(a)	Principal amount is stated in the currency in which the security is denominated.
(b)	Rate shown was the discount rate at the date of purchase.
(c)	All or a portion of the security is pledged as collateral for futures.
(d)	Index-linked bond whose principal amount adjusts according to a government retail price index.
(e)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2019, these securities amounted to approximately $25,059,000, which represents 6.4% of net assets of the Fund. These securities have been deemed by the investment manager to be liquid.

(f)
Variable or floating rate security where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of January 31, 2019.

(g)	Variable or floating rate security. The interest rate shown was the current rate as of January 31, 2019 and changes periodically.
(h)
Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(i)
TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total value of all such securities (excluding forward sales contracts, if any) at January 31, 2019, amounted to approximately $17,575,000, which represents 4.5% of net assets of the Fund.

(j)	All or a portion of this security is segregated in connection with obligations for to be announced securities and/or futures with a total value of approximately $26,930,000.
(k)	Perpetual Bond Security. The rate reflected was the rate in effect on January 31, 2019. The maturity date reflects the next call date.
(l)	Represents 7-day effective yield as of January 31, 2019.
(m)	Includes the impact of the Fund's open positions in derivatives at January 31, 2019.

See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^
(Unaudited) (cont’d)

Derivative Instruments

Futures contracts ("futures")

At January 31, 2019, open positions in futures for the Fund were as follows:

Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
3/2019	3	Australian Dollar	218,100	$1,675
3/2019	5	Euro	717,906	3,856
3/2019	106	U.S. Treasury Note, 10 Year	12,981,688	292,469
3/2019	47	U.S. Treasury Ultra Long Bond	7,572,875	246,256
3/2019	96	U.S. Treasury Note, 2 Year	20,383,500	30,916
3/2019	49	U.S. Treasury Note, 5 Year	5,628,109	89,961
Total Long Positions			$47,502,178	$665,133
Short Futures:
Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
3/2019	25	Euro-Bund	(4,740,645)	$(48,943)
3/2019	19	Euro-Buxl Bond, 30 Year	(4,041,970)	(190,073)
3/2019	40	South African Rand	(1,499,000)	(116,500)
3/2019	52	U.S. Treasury Long Bond	(7,627,750)	(376,959)
3/2019	55	U.S. Treasury Note, Ultra 10 Year	(7,187,813)	(198,721)
7/2019	1	Federal Funds, 30 day	(406,741)	(229)
Total Short Positions			$(25,503,919)	$(931,425)
Total Futures				$(266,292)

At January 31, 2019, the Fund had $287,767 deposited in a segregated account to cover margin requirements on open futures. At January 31, 2019, the Fund had securities pledged in the amount of $1,197,874 to cover collateral requirements on open futures.

See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of January 31, 2019:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Obligations	$—	$76,960	$—	$76,960
U.S. Government Agency Securities	—	2,367	—	2,367
Mortgage-Backed Securities(a)	—	164,207	—	164,207
Corporate Bonds(a)	—	116,518	—	116,518
Asset-Backed Securities	—	40,079	—	40,079
Foreign Government Securities	—	1,376	—	1,376
Short-Term Investments	—	1,993	—	1,993
Total Investments	$—	$403,500	$—	$403,500

(a)	The Schedule of Investments provides information on the industry or sector categorization for the portfolio.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's derivatives as of January 31, 2019:

Other Financial Instruments
(000's omitted)	Level 1	Level 2	Level 3	Total
Assets
Futures(a)
Assets	$665	$—	$—	$665
Liabilities	(931)	—	—	(931)
Total	$(266)	$—	$—	$(266)

(a)	Futures are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

^  A balance indicated with a “-“, either reflects a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Core Plus Fund^
(Unaudited) January 31, 2019

PRINCIPAL AMOUNT(a)			VALUE†
(000's omitted)			(000's omitted)

U.S. Treasury Obligations 11.8%
	$100	U.S. Treasury Bill, 2.33%, due 2/28/19	$100	(b)(c)
	40	U.S. Treasury Bonds, 5.38%, due 2/15/31	51
		U.S. Treasury Inflation-Indexed Bonds(d)
	6	2.38%, due 1/15/27	7
	78	3.63%, due 4/15/28	97
	154	3.88%, due 4/15/29	199
	169	2.13%, due 2/15/40	204
		U.S. Treasury Notes
	150	1.00%, due 10/15/19	148
	215	2.25%, due 7/31/21 – 8/15/46	204
	35	2.13%, due 12/31/21	35
	75	2.38%, due 8/15/24	75

		Total U.S. Treasury Obligations (Cost $1,090)	1,120

Mortgage-Backed Securities 45.4%

Collateralized Mortgage Obligations 6.5%
		Fannie Mae Connecticut Avenue Securities
	55	Ser. 2017-C04, Class 2M2, (1 month USD LIBOR + 2.85%), 5.36%, due 11/25/29	57	(e)
	100	Ser. 2017-C05, Class 1M2, (1 month USD LIBOR + 2.20%), 4.71%, due 1/25/30	102	(e)(f)
	20	Ser. 2017-C06, Class 1M2, (1 month USD LIBOR + 2.65%), 5.16%, due 2/25/30	21	(e)
	20	Ser. 2017-C06, Class 2M2, (1 month USD LIBOR + 2.80%), 5.31%, due 2/25/30	21	(e)
	40	Ser. 2017-C07, Class 2M2, (1 month USD LIBOR + 2.50%), 5.01%, due 5/25/30	41	(e)
	20	Ser. 2018-C01, Class 1M2, (1 month USD LIBOR + 2.25%), 4.76%, due 7/25/30	20	(e)
		Freddie Mac Structured Agency Credit Risk Debt Notes
	250	Ser. 2017-HQA2, Class M2, (1 month USD LIBOR + 2.65%), 5.16%, due 12/25/29	258	(e)
	40	Ser. 2018-DNA1, Class M2, (1 month USD LIBOR + 1.80%), 4.31%, due 7/25/30	39	(e)
	60	Ser. 2018-HQA1, Class M2, (1 month USD LIBOR + 2.30%), 4.81%, due 9/25/30	59	(e)
			618
Commercial Mortgage-Backed 4.5%
		Citigroup Commercial Mortgage Trust
	25	Ser. 2013-GC11, Class B, 3.73%, due 4/10/46	25	(g)
	10	Ser. 2013-GC17, Class B, 5.10%, due 11/10/46	11	(g)
	30	Ser. 2018-C6, Class A1, 3.30%, due 11/10/51	30
		Commercial Mortgage Trust
	35	Ser. 2014-UBS2, Class ASB, 3.47%, due 3/10/47	35
	10	Ser. 2014-CR21, Class AM, 3.99%, due 12/10/47	10
	60	CSAIL Commercial Mortgage Trust, Ser. 2015-C1, Class B, 4.04%, due 4/15/50	60	(g)
		GS Mortgage Securities Trust
	25	Ser. 2012-GCJ7, Class B, 4.74%, due 5/10/45	26
	20	Ser. 2012-GCJ9, Class B, 3.75%, due 11/10/45	20	(h)
	30	Morgan Stanley Bank of America Merrill Lynch Trust, Ser. 2013-C9, Class AAB, 2.66%, due 5/15/46	29
	15	Morgan Stanley Capital I Trust, Ser. 2018-L1, Class B, 4.72%, due 10/15/51	16	(g)
		UBS Commercial Mortgage Trust
	39	Ser. 2018-C15, Class A1, 3.32%, due 12/15/51	40
	39	Ser. 2018-C14, Class A1, 3.38%, due 12/15/51	40
		Wells Fargo Commercial Mortgage Trust
	45	Ser. 2012-LC5, Class B, 4.14%, due 10/15/45	46
	45	Ser. 2016-C35, Class B, 3.44%, due 7/15/48	44
			432
Fannie Mae 17.8%

		Pass-Through Certificates
	51	3.00%, due 11/1/45	50
	539	3.50%, due 8/1/45 – 12/1/47	545
	526	4.00%, due 2/1/45 – 9/1/48	538
	120	4.00%, TBA, 30 Year Maturity	123	(i)
	345	4.50%, TBA, 30 Year Maturity	358	(i)
	75	5.00%, TBA, 30 Year Maturity	79	(i)
			1,693
Freddie Mac 14.3%

		Pass-Through Certificates
	97	3.00%, due 11/1/46	95
	432	3.50%, due 11/1/42 – 3/1/48	435
	452	4.00%, due 1/1/40 – 7/1/48	465
	160	4.00%, TBA, 30 Year Maturity	164	(i)
	195	4.50%, TBA, 30 Year Maturity	203	(i)
			1,362
Ginnie Mae 2.3%
		Pass-Through Certificates
	49	4.50%, due 8/20/48	51
	160	4.50%, TBA, 30 Year Maturity	166	(i)
			217

		Total Mortgage-Backed Securities (Cost $4,326)	4,322

Corporate Bonds 33.5%

Agriculture 0.6%
	70	BAT Capital Corp., 4.54%, due 8/15/47	57

Auto Manufacturers 2.9%
	100	Ford Motor Credit Co. LLC, 3.66%, due 9/8/24	90	(f)
	40	General Motors Co., 6.75%, due 4/1/46	41
	35	General Motors Financial Co., Inc., 3.15%, due 6/30/22	34
EUR	100	Volkswagen Int'l Finance NV, (10 year EUR Swap + 3.37%), 3.88%, due 6/14/27	107	(e)(f)(j)(k)
			272
Banks 8.2%
	$40	Bank of America Corp., (3 month USD LIBOR + 1.07%), 3.97%, due 3/5/29	40	(e)
		Citigroup, Inc.
	15	(3 month USD LIBOR + 1.56%), 3.89%, due 1/10/28	15	(e)
	20	(3 month USD LIBOR + 1.15%), 3.52%, due 10/27/28	19	(e)
	60	Citizens Financial Group, Inc., Ser. B, (3 month USD LIBOR + 3.00%), 6.00%, due 7/6/23	57	(e)(k)
	60	Fifth Third Bancorp, (3 month USD LIBOR + 3.03%), 5.10%, due 6/30/23	56	(e)(k)
	50	Goldman Sachs Group, Inc., 4.25%, due 10/21/25	51
	100	HSBC Holdings PLC, (5 year USD ICE Swap + 3.75%), 6.00%, due 5/22/27	96	(e)(k)
	90	Morgan Stanley, 5.00%, due 11/24/25	95
	100	Royal Bank of Scotland Group PLC, (3 month USD LIBOR + 1.48%), 3.50%, due 5/15/23	98	(e)
	200	UBS Group Funding Switzerland AG, (5 year USD Swap + 4.59%), 6.88%, due 8/7/25	200	(e)(f)(j)(k)
	55	Westpac Banking Corp., (5 year USD ICE Swap + 2.89%), 5.00%, due 9/21/27	48	(e)(k)
			775
Beverages 1.3%
		Anheuser-Busch InBev Worldwide, Inc.
	25	4.60%, due 4/15/48	23
	95	5.80%, due 1/23/59	99
			122
Computers 2.0%
	185	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.45%, due 6/15/23	194	(f)(h)

Diversified Financial Services 1.0%
	100	Discover Financial Services, 4.10%, due 2/9/27	97

Food 0.7%
		Kroger Co.
	35	3.88%, due 10/15/46	28
	35	5.40%, due 1/15/49	35
			63
Gas 1.4%
GBP	100	Centrica PLC, (5 year GBP Swap + 3.61%), 5.25%, due 4/10/75	132	(e)(f)(j)

Insurance 0.4%
	$35	AXA Equitable Holdings, Inc., 5.00%, due 4/20/48	33

Machinery-Diversified 0.3%
	30	Wabtec Corp., 4.15%, due 3/15/24	29

Media 3.2%
EUR	100	Bertelsmann SE & Co. KGaA, (5 year EUR Swap + 3.21%), 3.50%, due 4/23/75	111	(e)(f)(j)
		Comcast Corp.
	$40	4.00%, due 8/15/47	37
	45	4.95%, due 10/15/58	48
		Discovery Communications LLC
	100	4.90%, due 3/11/26	102	(f)
	10	5.20%, due 9/20/47	10
			308
Mining 1.1%
	100	Glencore Funding LLC, 4.63%, due 4/29/24	101	(f)(h)

Miscellaneous Manufacturers 1.0%
	110	General Electric Co., Ser. D, (3 month USD LIBOR + 3.33%), 5.00%, due 1/21/21	97	(e)(f)(k)

Oil & Gas 2.4%
	50	Canadian Natural Resources Ltd., 6.25%, due 3/15/38	57
	15	Concho Resources, Inc., 4.88%, due 10/1/47	15
	65	Marathon Oil Corp., 4.40%, due 7/15/27	65
	100	Petroleos Mexicanos, 4.63%, due 9/21/23	95
			232
Pharmaceuticals 1.2%
		CVS Health Corp.
	35	4.30%, due 3/25/28	36
	80	5.05%, due 3/25/48	82
			118
Pipelines 3.7%
		Energy Transfer Operating L.P.
	45	Ser. B, (3 month USD LIBOR + 4.16%), 6.63%, due 2/15/28	40	(e)(k)
	35	5.80%, due 6/15/38	36
	30	6.25%, due 4/15/49	32
	100	Enterprise Products Operating LLC, Ser. E, (3 month USD LIBOR + 3.03%), 5.25%, due 8/16/77	88	(e)(f)
	50	Kinder Morgan Energy Partners L.P., 5.50%, due 3/1/44	52
	100	MPLX L.P., 4.88%, due 12/1/24	104	(f)
			352
Semiconductors 1.0%
	60	Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, due 1/15/27	55
	40	Microchip Technology, Inc., 4.33%, due 6/1/23	40	(h)
			95
Telecommunications 1.1%
EUR	100	Telefonica Europe BV, (5 year EUR Swap + 2.33%), 2.63%, due 6/7/23	108	(e)(f)(j)(k)

		Total Corporate Bonds (Cost $3,389)	3,185

Asset-Backed Securities 2.0%
	$3	Ally Auto Receivables Trust, Ser. 2017-3, Class A2, 1.53%, due 3/16/20	3
	36	Bear Stearns Asset-Backed Securities I Trust, Ser. 2004-HE10, Class M1, (1 month USD LIBOR + 0.98%), 3.49%, due 12/25/34	36	(e)
	30	Centex Home Equity Loan Trust, Ser. 2005-D, Class M4, (1 month USD LIBOR + 0.61%), 3.12%, due 10/25/35	29	(e)
	37	Countrywide Asset-Backed Certificates, Ser. 2004-BC5, Class M5, (1 month USD LIBOR + 1.50%), 4.01%, due 10/25/34	38	(e)
	33	Long Beach Mortgage Loan Trust, Ser. 2004-4, Class M1, (1 month USD LIBOR + 0.90%), 3.41%, due 10/25/34	32	(e)
	34	Navient Student Loan Trust, Ser. 2017-4A, Class A1, (1 month USD LIBOR + 0.24%), 2.75%, due 9/27/66	34	(e)(h)
	18	Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates, Ser. 2004-1, Class 2A1, (1 month USD LIBOR + 0.30%), 2.81%, due 4/25/34	18	(e)

		Total Asset-Backed Securities (Cost $191)	190

Foreign Government Securities 13.8%
	30	Bolivian Government International Bond, 4.50%, due 3/20/28	27	(h)
		Brazilian Government International Bond
	45	2.63%, due 1/5/23	43
	25	5.63%, due 2/21/47	25
		Colombia Government International Bond
	30	4.00%, due 2/26/24	30
	20	3.88%, due 4/25/27	20
	40	Costa Rica Government International Bond, 7.16%, due 3/12/45	36	(j)
		Dominican Republic International Bond
	30	5.88%, due 4/18/24	31	(h)
	25	6.88%, due 1/29/26	27	(h)
	60	Guatemala Government Bond, 4.38%, due 6/5/27	57	(h)
	30	Hungary Government International Bond, 7.63%, due 3/29/41	43
		Indonesia Government International Bond
	70	3.70%, due 1/8/22	70	(h)
	20	4.35%, due 1/8/27	20	(h)
	70	Kazakhstan Government International Bond, 5.13%, due 7/21/25	75	(h)
	30	Mexico Government International Bond, 4.35%, due 1/15/47	27
		Morocco Government International Bond
	60	4.25%, due 12/11/22	61	(h)
	20	5.50%, due 12/11/42	21	(h)
	25	Namibia International Bond, 5.25%, due 10/29/25	24	(h)
		Oman Government International Bond
	30	3.88%, due 3/8/22	29	(h)
	20	5.38%, due 3/8/27	18	(h)
	20	6.50%, due 3/8/47	17	(h)
		Panama Government International Bond
	30	3.75%, due 3/16/25	30
	20	3.88%, due 3/17/28	20
	20	4.50%, due 5/15/47	20
	30	Paraguay Government International Bond, 4.70%, due 3/27/27	31	(h)
	45	Peruvian Government International Bond, 8.75%, due 11/21/33	68
	50	Philippine Government International Bond, 3.95%, due 1/20/40	51
		Qatar Government International Bond
	20	3.25%, due 6/2/26	19	(h)
	20	4.63%, due 6/2/46	21	(h)
ZAR	660	Republic of South Africa Government Bond, 6.50%, due 2/28/41	36
		Republic of South Africa Government International Bond
	$30	4.88%, due 4/14/26	30
	20	4.30%, due 10/12/28	19
	20	5.00%, due 10/12/46	18
	25	Romanian Government International Bond, 6.13%, due 1/22/44	28	(h)
		Saudi Government International Bond
	20	3.25%, due 10/26/26	19	(h)
	20	4.50%, due 10/26/46	19	(h)
	45	Serbia International Bond, 4.88%, due 2/25/20	45	(h)
	50	Trinidad & Tobago Government International Bond, 4.50%, due 8/4/26	46	(h)
	30	Turkey Government International Bond, 6.13%, due 10/24/28	29
		Uruguay Government International Bond
	30	4.38%, due 10/27/27	31
	30	5.10%, due 6/18/50	31

		Total Foreign Government Securities (Cost $1,362)	1,312

NUMBER OF SHARES

Short-Term Investments 1.4%

Investment Companies 1.4%
	139,049	State Street Institutional U.S. Government Money Market Fund Premier Class, 2.32%(l) (Cost $139)	139	(f)

		Total Investments 107.9% (Cost $10,497)	10,268

		Liabilities Less Other Assets (7.9)%	(751)	(m)

		Net Assets 100.0%	$9,517

(a)	Principal amount is stated in the currency in which the security is denominated.
(b)	Rate shown was the discount rate at the date of purchase.
(c)	All or a portion of the security is pledged as collateral for futures.
(d)	Index-linked bond whose principal amount adjusts according to a government retail price index.
(e)	Variable or floating rate security. The interest rate shown was the current rate as of January 31, 2019 and changes periodically.
(f)	All or a portion of this security is segregated in connection with obligations for to be announced securities, futures and/or swaps with a total value of approximately $1,675,000.
(g)
Variable or floating rate security where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of January 31, 2019.

(h)
Securities were purchased under Rule 144A of the 1933 Act, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2019, these securities amounted to approximately $1,094,000, which represents 11.5% of net assets of the Fund. These securities have been deemed by the investment manager to be liquid.

(i)
TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total value of all such securities (excluding forward sales contracts, if any) at January 31, 2019 amounted to approximately $1,093,000, which represents 11.5% of net assets of the Fund.

(j)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at January 31, 2019 amounted to approximately $694,000, which represents 7.3% of net assets of the Fund.

(k)	Perpetual Bond Security. The rate reflected was the rate in effect on January 31, 2019. The maturity date reflects the next call date.
(l)	Represents 7-day effective yield as of January 31, 2019.
(m)	Includes the impact of the Fund's open positions in derivatives at January 31, 2019.

See Notes to Schedule of Investments

Schedule of Investments Core Plus Fund^
(Unaudited) (cont’d)

Derivative Instruments

Futures contracts ("futures")

At January 31, 2019, open positions in futures for the Fund were as follows:

Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
3/2019	5	U.S. Treasury Note, 10 Year	$612,344	$16,680
3/2019	4	U.S. Treasury Note, 2 Year	849,313	1,313
3/2019	4	U.S. Treasury Note, 5 Year	459,438	4,312
Total Long Positions			$1,921,095	$22,305
Short Futures:
Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
3/2019	1	Euro-Bund	$(189,626)	$(1,751)
3/2019	1	Euro-Buxl Bond, 30 Year	(212,735)	(10,004)
3/2019	2	Euro	(287,163)	(1,875)
3/2019	2	Pound Sterling	(164,263)	(6,812)
3/2019	1	South African Rand	(37,475)	(2,913)
3/2019	2	U.S. Treasury Note, Ultra 10 Year	(261,375)	(6,844)
Total Short Positions			$(1,152,637)	$(30,199)
Total Futures				$(7,894)

At January 31, 2019, the Fund had $10,371 deposited in a segregated account to cover margin requirements on open futures. The Fund had securities pledged in the amount of $99,823 to cover collateral requirements on open futures.

Credit default swap contracts ("credit default swaps")

At January 31, 2019, the Fund had outstanding credit default swaps as follows:

Centrally Cleared Credit Default Swaps — Sell Protection

Clearinghouse	Reference Entity	Notional Amount	Financing Rate Received by the Fund	Payment Frequency	Maturity Date	Upfront Payments (Receipts)	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
ICE CC	CDX North American High Yield Index, Ser. 29 V.3	USD 514,500	5.00%	3M	12/20/2022	$29,092	$5,555	$3,073	$37,720
ICE CC	CDX North American High Yield Index, Ser. 31 V.3	USD 98,000	5.00%	3M	12/20/2023	2,975	2,955	585	6,515
Total						$32,067	$8,510	$3,658	$44,235

Interest rate swap contracts ("interest rate swaps")

At January 31, 2019, the Fund had outstanding interest rate swaps as follows:

Centrally cleared interest rate swaps

Clearinghouse	Notional Amount	Fund Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed-Rate	Frequency of Fund Receipt/ Payment	Maturity Date	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
CME	USD 120,000	Receive	3-month USD LIBOR	2.91%	3M/6M	12/13/2028	$(2,946)	$(2)	$(2,948)

See Notes to Schedule of Investments

Schedule of Investments Core Plus Fund^
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of January 31, 2019:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Obligations	$—	$1,120	$—	$1,120
Mortgage-Backed Securities(a)	—	4,322	—	4,322
Corporate Bonds(a)	—	3,185	—	3,185
Asset-Backed Securities	—	190	—	190
Foreign Government Securities	—	1,312	—	1,312
Short-Term Investments	—	139	—	139
Total Investments	$—	$10,268	$—	$10,268

(a)	The Schedule of Investments provides information on the industry or sector categorization for the portfolio.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's derivatives as of January 31, 2019:

Other Financial Instruments
(000's omitted)	Level 1	Level 2	Level 3	Total
Futures(a)
Assets	22	—	—	22
Liabilities	(30)	—	—	(30)
Swaps
Assets	—	44	—	44
Liabilities	—	(3)	—	(3)
Total	$(8)	$41	$—	$33

(a)	Futures are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

^ A balance indicated with a "-", either reflects a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^
(Unaudited) January 31, 2019

PRINCIPAL AMOUNT(a)			VALUE†
(000's omitted)			(000's omitted)

Corporate Bonds 24.5%(a)

Argentina 0.7%
	$300	Agua y Saneamientos Argentinos SA, 6.63%, due 2/1/23	$235	(b)
	206	Generacion Mediterranea SA/Generacion Frias SA/Central Termica Roca SA, 9.63%, due 7/27/23	182	(c)
	86	Genneia SA, 8.75%, due 1/20/22	80	(c)
		Pampa Energia SA
	257	7.38%, due 7/21/23	244	(c)
	200	7.38%, due 7/21/23	189	(b)
	234	Rio Energy SA/UGEN SA/UENSA SA, 6.88%, due 2/1/25	187	(c)
		YPF SA
	83	(BADLARPP + 4.00%, 18.00% Floor), 51.73%, due 7/7/20	35	(b)(d)
	200	8.50%, due 7/28/25	196	(b)
	206	7.00%, due 12/15/47	168	(c)
			1,516
Azerbaijan 0.8%
		Southern Gas Corridor CJSC
	1,500	6.88%, due 3/24/26	1,665	(b)(e)
	200	6.88%, due 3/24/26	222	(b)
			1,887
Bahrain 0.1%
	219	Oil & Gas Holding Co., 7.63%, due 11/7/24	232	(c)

Belarus 0.2%
		Eurotorg LLC Via Bonitron DAC
	200	8.75%, due 10/30/22	201	(c)
	200	8.75%, due 10/30/22	201	(b)
			402
Brazil 2.8%
		Banco do Brasil SA
	260	4.88%, due 4/19/23	263	(c)
	284	4.63%, due 1/15/25	279	(c)
	250	Braskem Finance Ltd., 6.45%, due 2/3/24	270
	200	Cemig Geracao e Transmissao SA, 9.25%, due 12/5/24	218	(c)
		CSN Resources SA
	558	6.50%, due 7/21/20	554	(b)(e)
	222	7.63%, due 2/13/23	217	(c)
	365	Itau Unibanco Holding SA, (5 year CMT + 3.86%), 6.50%, due 3/19/23	359	(c)(d)(f)
	259	Light Servicos de Eletricidade SA/Light Energia SA, 7.25%, due 5/3/23	260	(c)
	276	MARB BondCo PLC, 6.88%, due 1/19/25	264	(c)
	850	Marfrig Holdings Europe BV, 8.00%, due 6/8/23	878	(b)(e)
	254	Minerva Luxembourg SA, 6.50%, due 9/20/26	243	(c)
		Petrobras Global Finance BV
	616	7.38%, due 1/17/27	670	(e)
	50	6.00%, due 1/27/28	50
	250	Raizen Fuels Finance SA, 5.30%, due 1/20/27	249	(b)
	267	Rede D'or Finance Sarl, 4.95%, due 1/17/28	250	(c)
	200	Rumo Luxembourg Sarl, 7.38%, due 2/9/24	212	(c)
	253	Suzano Austria GmbH, 6.00%, due 1/15/29	265	(c)(m)
		Vale Overseas Ltd.
	117	8.25%, due 1/17/34	142
	27	6.88%, due 11/21/36	30
	400	VM Holding SA Co., 5.38%, due 5/4/27	396	(b)
	200	Votorantim Cimentos SA, 7.25%, due 4/5/41	210	(b)
			6,279
Chile 0.9%
	422	Banco de Credito e Inversiones, 3.50%, due 10/12/27	397	(c)
	197	Celeo Redes Operacion Chile SA, 5.20%, due 6/22/47	186	(b)
	200	Celulosa Arauco y Constitucion SA, 5.50%, due 11/2/47	192
	204	Codelco, Inc., 4.38%, due 2/5/49	195	(c)(g)
	200	Empresa Nacional del Petroleo, 5.25%, due 11/6/29	211	(c)
		Geopark Ltd.
	200	6.50%, due 9/21/24	194	(b)
	389	6.50%, due 9/21/24	376	(c)
	250	SACI Falabella, 3.75%, due 10/30/27	235	(b)
	179	VTR Finance BV, 6.88%, due 1/15/24	184	(b)
			2,170
China 2.8%
	212	Alibaba Group Holding Ltd., 4.20%, due 12/6/47	200
	300	Azure Orbit IV Int'l Finance Ltd., 3.75%, due 1/25/23	295	(b)
	200	Bluestar Finance Holdings Ltd., 3.50%, due 9/30/21	196	(b)
	300	CCCI Treasure Ltd., (5 year CMT + 7.19%), 3.50%, due 4/21/20	297	(b)(d)(f)
	200	CDBL Funding 1, 3.00%, due 4/24/23	191	(b)
	200	Chalieco Hong Kong Corp. Ltd., (3 year CMT + 8.29%), 5.70%, due 1/15/20	201	(b)(d)(f)
	400	Charming Light Investments Ltd., 4.38%, due 12/21/27	386	(b)
	250	China Construction Bank Corp., (5 year CMT + 2.43%), 3.88%, due 5/13/25	249	(b)(d)
		China Evergrande Group
	300	8.25%, due 3/23/22	284	(b)
	300	9.50%, due 3/29/24	280	(b)
		China Minmetals Corp.
	210	(3 year CMT + 6.07%), 4.45%, due 5/13/21	209	(b)(d)(f)
	416	(5 year CMT + 4.72%), 3.75%, due 11/13/22	391	(b)(d)(f)
		CNAC HK Finbridge Co. Ltd.
	210	4.63%, due 3/14/23	214	(b)
	200	5.13%, due 3/14/28	208	(b)
	200	CNOOC Finance 2015 USA LLC, 3.50%, due 5/5/25	197
	200	Country Garden Holdings Co. Ltd., 5.63%, due 12/15/26	195	(b)
	201	Dianjian Int'l Finance Ltd., (5 year CMT + 6.93%), 4.60%, due 3/13/23	195	(b)(d)(f)
	300	Franshion Brilliant Ltd., (5 year CMT + 3.86%), 5.75%, due 1/17/22	269	(b)(d)(f)
	200	Huarong Finance 2017 Co. Ltd., (5 year CMT + 6.98%), 4.00%, due 11/7/22	188	(b)(d)(f)
	20	Nexen, Inc., 5.88%, due 3/10/35	23
	400	Sinopec Group Overseas Development 2015 Ltd., 3.25%, due 4/28/25	389	(b)
	312	Sinopec Group Overseas Development 2017 Ltd., 3.25%, due 9/13/27	296	(c)
		Sunac China Holdings Ltd.
	300	6.88%, due 8/8/20	299	(b)
	250	8.35%, due 4/19/23	247	(b)
	200	Sunny Optical Technology Group Co. Ltd., 3.75%, due 1/23/23	193	(b)
	200	Tsinghua Unic Ltd., 5.38%, due 1/31/23	186	(b)
			6,278
Colombia 1.5%
		Banco de Bogota SA
	200	5.38%, due 2/19/23	205	(b)
	400	6.25%, due 5/12/26	418	(b)
		Ecopetrol SA
	300	7.38%, due 9/18/43	348
	200	5.88%, due 5/28/45	197
		Empresas Publicas de Medellin ESP
COP	1,278,000	8.38%, due 2/1/21	413	(b)
COP	807,000	7.63%, due 9/10/24	253	(c)
COP	1,600,000	8.38%, due 11/8/27	508	(c)
COP	437,000	Financiera de Desarrollo Territorial SA Findeter, 7.88%, due 8/12/24	143	(c)
	$343	Gran Tierra Energy Int'l Holdings Ltd., 6.25%, due 2/15/25	323	(c)
	300	Grupo Aval Ltd., 4.75%, due 9/26/22	296	(b)
	300	SURA Asset Management SA, 4.88%, due 4/17/24	305	(b)
			3,409
Ghana 0.2%
		Tullow Oil PLC
	200	6.25%, due 4/15/22	197	(b)
	210	7.00%, due 3/1/25	205	(c)
			402
Guatemala 0.4%
	250	Central American Bottling Corp., 5.75%, due 1/31/27	249	(c)
	600	Comunicaciones Celulares SA via Comcel Trust, 6.88%, due 2/6/24	620	(b)(e)
			869
Hong Kong 1.3%
	250	Bank of East Asia Ltd., (5 year CMT + 3.83%), 5.50%, due 12/2/20	249	(b)(d)(f)
	309	Celestial Miles Ltd., (5 year CMT + 8.21%), 5.75%, due 1/31/24	310	(b)(d)(f)
	300	Fita Int'l Ltd., 7.00%, due 2/10/20	310	(b)
	200	HLP Finance Ltd., 4.45%, due 4/16/21	203	(b)
	200	Melco Resorts Finance Ltd., 4.88%, due 6/6/25	188	(c)
	200	NWD Finance BVI Ltd., 5.75%, due 10/5/21	181	(b)(f)
	300	PCPD Capital Ltd., 4.75%, due 3/9/22	292	(b)
	216	RKPF Overseas 2019 A Ltd., 7.88%, due 2/1/23	217	(b)(g)
	500	Studio City Co. Ltd., 7.25%, due 11/30/21	516	(b)(e)
	200	Studio City Finance Ltd., 7.25%, due 2/11/24	202	(c)(g)
		WTT Investment Ltd.
	200	5.50%, due 11/21/22	197	(c)
	200	5.50%, due 11/21/22	197	(b)
			3,062
India 0.6%
	200	ABJA Investment Co. Pte Ltd., 5.45%, due 1/24/28	181	(b)
	200	Azure Power Energy Ltd., 5.50%, due 11/3/22	194	(c)
	200	Bharti Airtel Int'l Netherlands BV, 5.35%, due 5/20/24	201	(b)
	200	Oil India Ltd., 5.13%, due 2/4/29	200	(b)(g)
	250	Reliance Industries Ltd., 4.88%, due 2/10/45	247	(c)
		Vedanta Resources PLC
	200	6.38%, due 7/30/22	193	(b)
	200	6.38%, due 7/30/22	193	(c)
			1,409
Indonesia 0.6%
	200	Indika Energy Capital III Pte Ltd., 5.88%, due 11/9/24	182	(b)
	200	Indo Energy Finance II BV, 6.38%, due 1/24/23	194	(b)
	200	Indonesia Asahan Aluminium Persero PT, 6.76%, due 11/15/48	221	(b)
	250	Perusahaan Gas Negara Persero Tbk, 5.13%, due 5/16/24	255	(b)
		Perusahaan Listrik Negara PT
EUR	100	2.88%, due 10/25/25	118	(c)
	$200	5.45%, due 5/21/28	210	(c)
	200	6.15%, due 5/21/48	215	(c)
			1,395
Israel 0.4%
	200	Altice Financing SA, 7.50%, due 5/15/26	190	(b)
	200	Israel Electric Corp. Ltd., 5.00%, due 11/12/24	210	(b)
		Teva Pharmaceutical Finance Netherlands III BV
	400	2.80%, due 7/21/23	360
	200	3.15%, due 10/1/26	166
	100	4.10%, due 10/1/46	73
			999
Jamaica 0.1%
	98	Digicel Group, 8.25%, due 9/30/22	53	(c)
	102	Digicel Group One Ltd., 8.25%, due 12/30/22	84	(c)
			137
Kazakhstan 0.9%
	450	Kazkommertsbank JSC, 5.50%, due 12/21/22	448	(b)
		KazMunayGas National Co. JSC
	200	4.75%, due 4/24/25	207	(c)
	499	5.38%, due 4/24/30	516	(c)
	200	5.75%, due 4/19/47	202	(c)
	560	5.75%, due 4/19/47	565	(b)(e)
	225	6.38%, due 10/24/48	240	(c)
			2,178
Korea 0.8%
	316	Hanwha Life Insurance Co. Ltd., (5 year CMT + 2.00%), 4.70%, due 4/23/48	303	(c)(d)
	200	Hyundai Capital Services, Inc., 3.75%, due 3/5/23	199	(c)
	200	Korea East-West Power Co. Ltd., 3.88%, due 7/19/23	203	(c)
	200	Kyobo Life Insurance Co. Ltd., (5 year CMT + 2.09%), 3.95%, due 7/24/47	192	(b)(d)
	200	Shinhan Bank Co. Ltd., 3.88%, due 3/24/26	195	(c)
	200	Shinhan Financial Group Co. Ltd., (5 year CMT + 3.05%), 5.88%, due 8/13/23	200	(b)(d)(f)
		Woori Bank
	200	4.75%, due 4/30/24	204	(c)
	300	4.75%, due 4/30/24	306	(b)
			1,802
Kuwait 0.1%
	200	NBK Tier 1 Financing Ltd., (6 year USD Swap + 4.12%), 5.75%, due 4/9/21	202	(b)(d)(f)

Macau 0.2%
	400	Sands China Ltd., 5.40%, due 8/8/28	395

Malaysia 0.1%
	200	TNB Global Ventures Capital Bhd, 4.85%, due 11/1/28	204	(b)

Mexico 3.0%
	200	Alfa SAB de CV, 6.88%, due 3/25/44	204	(b)
	200	Banco Mercantil del Norte SA, (10 year CMT + 5.35%), 7.63%, due 1/10/28	198	(b)(d)(f)
		Cemex SAB de CV
	200	5.70%, due 1/11/25	203	(b)
	300	7.75%, due 4/16/26	324	(b)
	365	Cometa Energia SA de CV, 6.38%, due 4/24/35	351	(c)
MXN	6,480	Comision Federal de Electricidad, Ser. 14-2, 7.35%, due 11/25/25	302
	$300	Elementia SAB de CV, 5.50%, due 1/15/25	281	(b)
	200	Infraestructura Energetica Nova SAB de CV, 4.88%, due 1/14/48	164	(c)
	200	Mexichem SAB de CV, 5.88%, due 9/17/44	187	(b)
	242	Mexico City Airport Trust, 5.50%, due 7/31/47	214	(c)
		Petroleos Mexicanos
MXN	13,180	7.19%, due 9/12/24	541	(b)
	$41	6.88%, due 8/4/26	40
MXN	41,443	Ser. 14-2, 7.47%, due 11/12/26	1,615
	$222	5.35%, due 2/12/28	194
	164	6.50%, due 1/23/29	154
	750	6.50%, due 6/2/41	654	(e)
	92	6.75%, due 9/21/47	80
	419	6.35%, due 2/12/48	350
	300	PLA Administradora Industrial S de RL de CV, 5.25%, due 11/10/22	303	(b)
	200	Sigma Alimentos SA de CV, 4.13%, due 5/2/26	193	(b)
	200	Trust F/1401, 6.95%, due 1/30/44	200	(b)
			6,752
Mongolia 0.1%
	200	Trade & Development Bank of Mongolia LLC, 9.38%, due 5/19/20	208	(b)

Nigeria 0.2%
	200	SEPLAT Petroleum Development Co. PLC, 9.25%, due 4/1/23	204	(c)
	200	Zenith Bank PLC, 7.38%, due 5/30/22	204	(b)
			408
Oman 0.1%
	242	Oztel Holdings SPC Ltd., 6.63%, due 4/24/28	228	(c)

Panama 0.1%
	200	C&W Senior Financing Designated Activity Co., 6.88%, due 9/15/27	191	(c)

Peru 0.9%
	100	BBVA Banco Continental SA, (5 year CMT + 2.75%), 5.25%, due 9/22/29	103	(b)(d)
	222	Fenix Power Peru SA, 4.32%, due 9/20/27	213	(c)
PEN	843	Fondo MIVIVIENDA SA, 7.00%, due 2/14/24	272	(c)
	$200	Hunt Oil Co. of Peru LLC Sucursal Del Peru, 6.38%, due 6/1/28	211	(c)
	205	Inkia Energy Ltd., 5.88%, due 11/9/27	196	(c)
		Orazul Energy Egenor S en C por A
	200	5.63%, due 4/28/27	184	(c)
	200	5.63%, due 4/28/27	185	(b)
	200	Petroleos del Peru SA, 4.75%, due 6/19/32	198	(c)
	250	Southern Copper Corp., 6.75%, due 4/16/40	287
	200	Volcan Cia Minera SAA, 5.38%, due 2/2/22	203	(b)
			2,052
Philippines 0.1%
	200	VLL Int'l, Inc., 5.75%, due 11/28/24	187	(b)

Qatar 0.0%(h)
	100	Nakilat, Inc., 6.07%, due 12/31/33	112	(b)

Russia 1.0%
		Credit Bank of Moscow Via CBOM Finance PLC
	319	5.88%, due 11/7/21	319	(c)
	200	5.55%, due 2/14/23	193	(c)
	300	Evraz Group SA, 5.38%, due 3/20/23	300	(b)
	200	Gazprom OAO Via Gaz Capital SA, 4.95%, due 7/19/22	204	(b)
		GTH Finance BV
	250	6.25%, due 4/26/20	254	(b)
	200	7.25%, due 4/26/23	210	(b)
	200	GTLK Europe DAC, 5.95%, due 7/19/21	201	(b)
	200	Sberbank of Russia Via SB Capital SA, 5.13%, due 10/29/22	200	(b)
	205	SCF Capital Ltd., 5.38%, due 6/16/23	203	(c)
	300	Vnesheconombank Via VEB Finance PLC, 6.80%, due 11/22/25	314	(b)
			2,398
Singapore 0.3%
	200	DBS Group Holdings Ltd., (5 year USD ICE Swap + 1.59%), 4.52%, due 12/11/28	205	(c)(d)
	200	Oversea-Chinese Banking Corp. Ltd., 4.25%, due 6/19/24	202	(b)
	200	Parkway Pantai Ltd., (5 year CMT + 4.43%), 4.25%, due 7/27/22	186	(b)(d)(f)
			593
South Africa 0.9%
		Eskom Holdings SOC Ltd.
	260	6.75%, due 8/6/23	256	(b)
	400	7.13%, due 2/11/25	394	(c)
	206	6.35%, due 8/10/28	211	(c)
	200	FirstRand Bank Ltd., (5 year USD Swap + 3.56%), 6.25%, due 4/23/28	204	(b)(d)
	318	Liquid Telecommunications Financing PLC, 8.50%, due 7/13/22	324	(c)
	250	Petra Diamonds US Treasury PLC, 7.25%, due 5/1/22	235	(b)
		SASOL Financing USA LLC
	200	5.88%, due 3/27/24	206
	200	6.50%, due 9/27/28	211
			2,041
Supranational 0.1%
	205	Banque Ouest Africaine de Developpement, 5.00%, due 7/27/27	200	(c)

Thailand 0.3%
	200	PTT PCL, 4.50%, due 10/25/42	189	(b)
	200	PTTEP Treasury Center Co. Ltd., (5 year CMT + 2.72%), 4.60%, due 7/17/22	189	(b)(d)(f)
		Thaioil Treasury Center Co. Ltd.
	200	4.63%, due 11/20/28	206	(c)
	200	5.38%, due 11/20/48	213	(c)
			797
Turkey 0.9%
	200	Akbank TAS, 5.13%, due 3/31/25	178	(c)
	200	Finansbank AS, 4.88%, due 5/19/22	192	(b)
		TC Ziraat Bankasi AS
	200	4.25%, due 7/3/19	198	(b)
	200	5.13%, due 5/3/22	186	(c)
	200	5.13%, due 9/29/23	181	(c)
	200	Turkcell Iletisim Hizmetleri AS, 5.80%, due 4/11/28	183	(c)
		Turkiye Garanti Bankasi AS
	200	4.75%, due 10/17/19	199	(b)
	200	5.88%, due 3/16/23	193	(b)
	300	(5 year USD Swap + 4.22%), 6.13%, due 5/24/27	262	(c)(d)
		Yapi ve Kredi Bankasi AS
	200	5.75%, due 2/24/22	191	(b)
	200	5.85%, due 6/21/24	179	(c)
			2,142
United Arab Emirates 0.5%
		Abu Dhabi Crude Oil Pipeline LLC
	285	3.65%, due 11/2/29	279	(c)
	200	3.65%, due 11/2/29	196	(b)
	200	ADCB Finance Cayman Ltd., 4.00%, due 3/29/23	200	(c)
	200	DP World Ltd., 6.85%, due 7/2/37	233	(b)
	200	MDC-GMTN BV, 4.50%, due 11/7/28	211	(c)
			1,119
Venezuela 0.5%
		Petroleos de Venezuela SA
	1,348	6.00%, due 5/16/24	332	(b)(i)
	1,631	6.00%, due 11/15/26	359	(b)(i)
	650	5.38%, due 4/12/27	163	(b)(i)
	785	5.38%, due 4/12/27	197	(b)(i)
			1,051

		Total Corporate Bonds (Cost $57,970)	55,706

Foreign Government Securities 67.7%

Albania 0.1%
EUR	101	Republic of Albania, 3.50%, due 10/9/25	116	(b)

Angola 0.3%
		Angolan Government International Bond
	$200	9.38%, due 5/8/48	211	(b)
	458	9.38%, due 5/8/48	483	(b)
			694
Argentina 3.5%
ARS	1,471	Argentina Bonar Bonds, (BADLARPP + 2.00%), 47.69%, due 4/3/22	40	(d)
ARS	1,500	Argentina Treasury Bond BONCER, 2.50%, due 7/22/21	72
ARS	3,904	Argentine Bonos del Tesoro, 18.20%, due 10/3/21	86
		Argentine Republic Government International Bond
EUR	350	3.38%, due 1/15/23	340
EUR	1,990	7.82%, due 12/31/33	2,066	(e)
EUR	2,754	2.26%, due 12/31/38	1,874	(e)(j)
EUR	256	2.26%, due 12/31/38	171	(j)
	$857	6.88%, due 1/11/48	657
ARS	16,669	Bonos de la Nacion Argentina con Ajuste por CER, 4.00%, due 3/6/20	618
		Bonos De La Nacion Argentina En Moneda Dua
	$514	4.50%, due 6/21/19	509
	536	4.50%, due 2/13/20	503
		City of Buenos Aires Argentina
ARS	22,502	(BADLARPP + 3.25%, 22.25% Floor), 48.97%, due 3/29/24	566	(d)
ARS	13,270	(BADLARPP + 3.75%), 51.41%, due 2/22/28	338	(d)
EUR	130	Provincia de Buenos Aires, 5.38%, due 1/20/23	126	(b)
			7,966
Azerbaijan 1.2%
	$510	Republic of Azerbaijan International Bond, 4.75%, due 3/18/24	518	(b)
		State Oil Co. of the Azerbaijan Republic
	1,700	4.75%, due 3/13/23	1,712	(b)(e)
	200	6.95%, due 3/18/30	220	(b)
	360	6.95%, due 3/18/30	396	(b)
			2,846
Belarus 0.1%
	210	Republic of Belarus International Bond, 7.63%, due 6/29/27	220	(b)

Belize 0.1%
	311	Belize Government International Bond, 4.94%, due 2/20/34	173	(b)

Bermuda 0.5%
		Bermuda Government International Bond
	395	4.85%, due 2/6/24	415	(b)
	200	3.72%, due 1/25/27	194	(b)
	490	4.75%, due 2/15/29	508	(b)
			1,117
Brazil 3.0%
	600	Brazil Minas SPE via State of Minas Gerais, 5.33%, due 2/15/28	609	(b)(e)
		Brazil Notas do Tesouro Nacional
BRL	5,171	Ser. F, 10.00%, due 1/1/21	1,491
BRL	11,023	Ser. F, 10.00%, due 1/1/23	3,207
BRL	840	Ser. F, 10.00%, due 1/1/27	245
		Brazilian Government International Bond
	$400	4.63%, due 1/13/28	398
	870	5.00%, due 1/27/45	801
			6,751
Chile 0.7%
		Bonos de la Tesoreria de la Republica en pesos
CLP	205,000	5.00%, due 3/1/35	335
CLP	675,000	6.00%, due 1/1/43	1,234
			1,569
Colombia 3.7%
		Colombia Government International Bond
COP	423,000	4.38%, due 3/21/23	129
COP	921,000	9.85%, due 6/28/27	364
	$230	6.13%, due 1/18/41	262
	310	5.63%, due 2/26/44	337
	830	5.00%, due 6/15/45	839
	201	5.20%, due 5/15/49	208
		Colombian TES
COP	807,300	Ser. B, 7.00%, due 5/4/22	271
COP	3,566,000	Ser. B, 10.00%, due 7/24/24	1,350	(e)
COP	6,195,900	Ser. B, 6.25%, due 11/26/25	1,986	(e)
COP	173,500	Ser. B, 6.00%, due 4/28/28	53
COP	2,179,400	Ser. B, 7.75%, due 9/18/30	749
COP	4,336,400	Ser. B, 7.00%, due 6/30/32	1,394
COP	1,581,300	Ser. B, 7.25%, due 10/18/34	512
			8,454
Costa Rica 0.5%
		Costa Rica Government International Bond
	$920	7.00%, due 4/4/44	821	(b)
	280	7.16%, due 3/12/45	253	(b)
			1,074
Cote D'Ivoire 1.1%
		Ivory Coast Government International Bond
	250	6.38%, due 3/3/28	239	(b)
EUR	126	5.25%, due 3/22/30	134	(b)
	$1,398	5.75%, due 12/31/32	1,288	(b)(e)(j)
	923	5.75%, due 12/31/32	850	(b)(j)
			2,511
Croatia 0.9%
		Croatia Government International Bond
EUR	453	3.00%, due 3/11/25	566	(b)
EUR	710	3.00%, due 3/20/27	876	(b)
EUR	488	2.75%, due 1/27/30	574	(b)
			2,016
Czech Republic 1.1%
		Czech Republic Government Bond
CZK	23,650	0.69%, due 7/17/19	1,042	(b)(k)
CZK	12,400	1.50%, due 10/29/19	550	(b)
CZK	11,230	2.40%, due 9/17/25	521	(b)
CZK	8,530	2.75%, due 7/23/29	412
			2,525
Dominican Republic 0.4%
DOP	4,900	Dominican Republic Bond, 11.25%, due 2/5/27	101	(b)
		Dominican Republic International Bond
	$100	7.45%, due 4/30/44	109	(b)
	742	6.85%, due 1/27/45	766	(b)
			976
Ecuador 0.4%
		Ecuador Government International Bond
	300	7.95%, due 6/20/24	284	(b)
	200	9.65%, due 12/13/26	195	(b)
	200	8.88%, due 10/23/27	187	(b)
	200	10.75%, due 1/31/29	202	(b)
			868
Egypt 0.6%
		Egypt Government International Bond
	600	8.50%, due 1/31/47	577	(b)
	830	7.90%, due 2/21/48	765	(b)
			1,342
El Salvador 0.1%
		El Salvador Government International Bond
	150	7.75%, due 1/24/23	158	(b)
	100	7.65%, due 6/15/35	100	(b)
			258
Ghana 0.6%
GHS	1	Ghana Government Bond, 24.75%, due 7/19/21	—
		Ghana Government International Bond
	$362	7.63%, due 5/16/29	344	(b)
	600	10.75%, due 10/14/30	706	(b)
	316	8.63%, due 6/16/49	294	(b)
			1,344
Hungary 1.8%
		Hungary Government Bond
HUF	416,330	3.00%, due 6/26/24	1,579	(e)
HUF	523,140	3.00%, due 10/27/27	1,927
	$410	Hungary Government International Bond, 7.63%, due 3/29/41	591
			4,097
Indonesia 6.1%
		Indonesia Government International Bond
EUR	570	3.75%, due 6/14/28	736	(b)
	$473	4.75%, due 2/11/29	495
	550	8.50%, due 10/12/35	768	(b)
	370	5.13%, due 1/15/45	383	(b)
		Indonesia Treasury Bond
IDR	3,500,000	7.88%, due 4/15/19	251
IDR	2,732,000	7.00%, due 5/15/22	192
IDR	10,400,000	8.38%, due 3/15/24	756
IDR	15,264,000	8.13%, due 5/15/24	1,108
IDR	17,500,000	7.00%, due 5/15/27	1,155
IDR	22,804,000	6.13%, due 5/15/28	1,413	(e)
IDR	9,975,000	9.00%, due 3/15/29	747
IDR	14,657,000	8.25%, due 5/15/29	1,056
IDR	11,204,000	8.75%, due 5/15/31	820
IDR	3,500,000	7.50%, due 8/15/32	230
IDR	12,377,000	6.63%, due 5/15/33	751
IDR	12,844,000	8.38%, due 3/15/34	911
IDR	12,683,000	8.25%, due 5/15/36	886
IDR	14,585,000	7.50%, due 5/15/38	949
IDR	3,000,000	8.38%, due 4/15/39	211
			13,818
Kazakhstan 0.2%
		Kazakhstan Government International Bond
EUR	139	1.55%, due 11/9/23	162	(b)
EUR	200	2.38%, due 11/9/28	231	(b)
			393
Lebanon 0.1%
		Lebanon Government International Bond
	$87	6.85%, due 3/23/27	72	(b)
	281	6.65%, due 2/26/30	222	(b)
			294
Malaysia 4.1%
	1,000	1MDB Global Investments Ltd., 4.40%, due 3/9/23	931	(b)(e)
		Malaysia Government Bond
MYR	7,700	3.65%, due 10/31/19	1,883
MYR	6,399	3.49%, due 3/31/20	1,562	(e)
MYR	400	4.05%, due 9/30/21	99
MYR	1,500	3.76%, due 4/20/23	366
MYR	2,500	3.80%, due 8/17/23	609
MYR	2,300	4.18%, due 7/15/24	568
MYR	1,800	4.06%, due 9/30/24	443
MYR	1,500	3.96%, due 9/15/25	366
MYR	1,700	3.90%, due 11/16/27	409
MYR	3,000	3.73%, due 6/15/28	713
MYR	1,835	4.23%, due 6/30/31	445
MYR	700	4.64%, due 11/7/33	176	(m)
MYR	350	4.94%, due 9/30/43	87
		Malaysia Government Investment Issue
MYR	2,000	4.07%, due 9/30/26	488
MYR	500	4.37%, due 10/31/28	124
			9,269
Mexico 4.0%
		Mexican Bonos
MXN	43,440	Ser. M20, 10.00%, due 12/5/24	2,451
MXN	3,473	Ser. M, 7.75%, due 5/29/31	170
MXN	3,634	Ser. M30, 8.50%, due 11/18/38	185
MXN	28,420	Ser. M, 7.75%, due 11/13/42	1,333
		Mexico Cetes Treasury Bill
MXN	225,000	7.76%, due 3/14/19	1,166	(k)
MXN	420,000	8.07%, due 5/23/19	2,142	(k)
		Mexico Government International Bond
	$226	4.50%, due 4/22/29	227
	1,450	5.75%, due 10/12/10	1,423
			9,097
Mongolia 0.6%
	200	Development Bank of Mongolia LLC, 7.25%, due 10/23/23	200	(c)
		Mongolia Government International Bond
	400	10.88%, due 4/6/21	444	(b)
	300	5.63%, due 5/1/23	294	(b)
	200	8.75%, due 3/9/24	220	(b)
	242	8.75%, due 3/9/24	265	(b)
			1,423
Montenegro 0.1%
EUR	111	Montenegro Government International Bond, 3.38%, due 4/21/25	128	(b)

Nigeria 0.8%
		Nigeria Government International Bond
	$200	7.63%, due 11/21/25	208	(b)
	600	7.14%, due 2/23/30	576	(b)
	200	8.75%, due 1/21/31	212	(b)
	600	7.88%, due 2/16/32	596	(b)
	200	9.25%, due 1/21/49	212	(b)
			1,804
Oman 0.4%
		Oman Government International Bond
	352	6.50%, due 3/8/47	295	(b)
	615	6.75%, due 1/17/48	524	(b)
	200	6.75%, due 1/17/48	171	(b)
			990
Paraguay 0.1%
	230	Paraguay Government International Bond, 6.10%, due 8/11/44	251	(b)

Peru 2.2%
		Peru Government Bond
PEN	1,984	5.94%, due 2/12/29	609	(b)
PEN	1,347	6.15%, due 8/12/32	410	(b)
		Peruvian Government International Bond
PEN	1,641	5.70%, due 8/12/24	513	(c)
PEN	1,156	5.70%, due 8/12/24	361	(b)
PEN	2,579	8.20%, due 8/12/26	912	(b)
PEN	622	6.35%, due 8/12/28	197	(c)
PEN	2,258	6.35%, due 8/12/28	715	(b)
EUR	684	3.75%, due 3/1/30	930
PEN	1,065	6.95%, due 8/12/31	348	(b)
			4,995
Philippines 0.1%
PHP	12,000	Philippine Government International Bond, 3.90%, due 11/26/22	221

Poland 3.7%
		Poland Government Bond
PLN	8,500	2.50%, due 1/25/23	2,333	(e)
PLN	6,638	3.25%, due 7/25/25	1,874
PLN	1,211	2.50%, due 7/25/26	324
PLN	9,505	2.50%, due 7/25/27	2,527
PLN	4,381	2.75%, due 4/25/28	1,179
PLN	403	5.75%, due 4/25/29	137
			8,374
Qatar 0.3%
		Qatar Government International Bond
	$200	3.88%, due 4/23/23	204	(b)
	275	4.50%, due 4/23/28	291	(b)
	213	5.10%, due 4/23/48	228	(b)
			723
Romania 2.0%
		Romania Government Bond
RON	3,200	3.40%, due 3/8/22	754
RON	430	3.50%, due 12/19/22	101
RON	8,465	4.25%, due 6/28/23	2,023	(e)
RON	1,230	3.25%, due 4/29/24	278
RON	3,470	5.80%, due 7/26/27	893	(m)
EUR	380	Romanian Government International Bond, 3.88%, due 10/29/35	427	(b)
			4,476
Russia 2.2%
		Russian Federal Bond - Obligatsyi Federal’novo Zaima
RUB	97,606	7.00%, due 8/16/23	1,445
RUB	18,152	6.50%, due 2/28/24	262
RUB	91,470	7.10%, due 10/16/24	1,350	(e)
RUB	29,050	7.75%, due 9/16/26	440
RUB	21,336	8.50%, due 9/17/31	337
		Russian Foreign Bond - Eurobond
	$200	4.75%, due 5/27/26	204	(b)
	400	4.25%, due 6/23/27	391	(b)
	17	7.50%, due 3/31/30	19	(b)(j)
	600	5.25%, due 6/23/47	593	(b)
			5,041
Serbia 0.6%
		Serbia International Bond
	175	4.88%, due 2/25/20	177	(b)
	500	4.88%, due 2/25/20	506	(b)
	200	7.25%, due 9/28/21	217	(b)
	470	7.25%, due 9/28/21	511	(b)
			1,411
South Africa 5.3%
		Republic of South Africa Government Bond
ZAR	1,728	7.75%, due 2/28/23	130
ZAR	1,040	10.50%, due 12/21/26	87
ZAR	3,640	10.50%, due 12/21/26	303
ZAR	26,888	8.00%, due 1/31/30	1,875	(e)
ZAR	18,081	8.88%, due 2/28/35	1,297
ZAR	1,500	8.50%, due 1/31/37	103
ZAR	33,522	9.00%, due 1/31/40	2,389	(e)
ZAR	31,067	8.75%, due 1/31/44	2,146	(e)
ZAR	43,744	8.75%, due 2/28/48	3,023	(e)
		Republic of South Africa Government International Bond
	$277	5.88%, due 6/22/30	284
	273	5.65%, due 9/27/47	260
	200	6.30%, due 6/22/48	203
			12,100
Sri Lanka 1.7%
		Sri Lanka Government Bonds
LKR	85,000	Ser. A, 11.50%, due 12/15/21	483
LKR	14,000	Ser. A, 10.00%, due 3/15/23	75
LKR	93,000	11.00%, due 6/1/26	508
LKR	32,000	Ser. A, 11.50%, due 8/1/26	180
LKR	74,000	Ser. A, 11.75%, due 6/15/27	419
		Sri Lanka Government International Bond
	$700	5.88%, due 7/25/22	689	(b)
	300	6.85%, due 11/3/25	297	(b)
	550	6.20%, due 5/11/27	512	(b)
	644	6.75%, due 4/18/28	618	(b)
			3,781
Thailand 5.2%
		Bank of Thailand Bill
THB	40,375	1.43%, due 2/28/19	1,291	(k)
THB	9,000	1.44%, due 3/14/19	288	(k)
THB	14,020	1.44%, due 6/6/19	446	(k)
THB	8,720	1.62%, due 9/5/19	276	(k)
THB	18,501	1.71%, due 12/6/19	584	(k)
		Thailand Government Bond
THB	5,030	3.45%, due 3/8/19	161
THB	62,731	3.88%, due 6/13/19	2,023
THB	10,000	2.40%, due 12/17/23	324
THB	2,457	3.85%, due 12/12/25	86
THB	26,500	2.13%, due 12/17/26	834
THB	67,731	2.88%, due 12/17/28	2,258
THB	4,400	4.88%, due 6/22/29	170
THB	43,000	3.65%, due 6/20/31	1,516
THB	5,000	3.78%, due 6/25/32	178
THB	38,100	3.40%, due 6/17/36	1,285
THB	5,455	3.30%, due 6/17/38	181	(m)
THB	1,248	2.88%, due 6/17/46	38
			11,939
Tunisia 0.2%
EUR	460	Banque Centrale de Tunisie International Bond, 5.63%, due 2/17/24	488	(b)

Turkey 5.5%
$		Export Credit Bank of Turkey
	200	5.38%, due 2/8/21	196	(c)
	420	5.38%, due 10/24/23	392	(c)
	200	8.25%, due 1/24/24	207	(c)
	200	6.13%, due 5/3/24	189	(c)
		Turkey Government Bond
TRY	1,489	7.40%, due 2/5/20	260
TRY	600	10.70%, due 2/17/21	104
TRY	1,909	9.20%, due 9/22/21	314
TRY	1,789	9.50%, due 1/12/22	294
TRY	6,608	11.00%, due 3/2/22	1,133
TRY	11,523	10.70%, due 8/17/22	1,940
TRY	1,336	8.50%, due 9/14/22	212
TRY	9,367	12.20%, due 1/18/23	1,643	(e)
TRY	3,871	16.20%, due 6/14/23	780
TRY	2,973	3.00%, due 8/2/23	578
TRY	1,729	10.60%, due 2/11/26	285
TRY	1,720	11.00%, due 2/24/27	286
		Turkey Government International Bond
	$303	7.25%, due 12/23/23	318
EUR	184	4.63%, due 3/31/25	212
EUR	357	5.20%, due 2/16/26	419
	$480	4.25%, due 4/14/26	423
	250	4.88%, due 10/9/26	227
	620	6.00%, due 3/25/27	597
	597	6.13%, due 10/24/28	572
	332	7.63%, due 4/26/29	349
	670	6.00%, due 1/14/41	593
			12,523
Ukraine 1.1%
		Ukraine Government International Bond
	202	8.99%, due 2/1/24	199	(b)
	504	7.75%, due 9/1/25	463	(b)
	630	7.75%, due 9/1/26	572	(b)
	200	9.75%, due 11/1/28	198	(b)
	486	7.38%, due 9/25/32	414	(b)
	286	0.00%, due 5/31/40	174	(c)(l)
	170	0.00%, due 5/31/40	104	(b)(l)
	310	Ukreximbank Via Biz Finance PLC, 9.63%, due 4/27/22	309	(c)
			2,433
Uruguay 0.2%
		Uruguay Government International Bond
	93	4.38%, due 1/23/31	95
	165	5.10%, due 6/18/50	170
UYU	5,920	Uruguay Monetary Regulation Bill, Ser. 0001, 9.09%, due 2/8/19	182	(k)
			447
Venezuela 0.1%
	$674	Venezuela Government International Bond, 8.25%, due 10/13/24	209	(b)(i)

Zambia 0.1%
	220	Zambia Government International Bond, 8.97%, due 7/30/27	181	(b)

		Total Foreign Government Securities (Cost $156,373)	153,726

U.S. Treasury Obligations 0.7%
	1,658,000	U.S. Treasury Bill, 2.28%, due 2/17/19 (Cost $1,657)	1,657	(k)

NUMBER OF SHARES

Short-Term Investments 4.7%

Investment Companies 4.7%
	10,544,642	State Street Institutional U.S. Government Money Market Fund Premier Class, 2.32%(n) (Cost $10,545)	10,545	(e)

		Total Investments 97.6% (Cost $226,545)	221,634

		Other Assets Less Liabilities 2.4%	5,527	(o)

		Net Assets 100.0%	$227,161

(a)	Principal amount is stated in the currency in which the security is denominated.
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at January 31, 2019 amounted to approximately $68,268,000, which represents 30.1% of net assets of the Fund.

(c)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2019, these securities amounted to approximately $20,780,000, which represents 9.1% of net assets of the Fund. These securities have been deemed by the investment manager to be liquid.

(d)	Variable or floating rate security. The interest rate shown was the current rate as of January 31, 2019 and changes periodically.
(e)
All or a portion of this security is segregated in connection with when-issued and/or delayed delivery securities, futures, forward foreign currency contracts and/or swaps with a total value of approximately $46,476,000.

(f)	Perpetual Bond Security. The rate reflected was the rate in effect on January 31, 2019. The maturity date reflects the next call date.
(g)	When-issued security. Total value of all such securities at January 31, 2019 amounted to approximately $814,000, which represents 0.4% of net assets of the Fund.
(h)	Represents less than 0.05% of net assets.
(i)	Defaulted security.
(j)
Step Bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of January 31, 2019.

(k)	Rate shown was the discount rate at the date of purchase.
(l)	Currently a zero coupon security; will convert to variable in 2021 where it will be linked to the IMF Ukraine GDP Index.
(m)	All or a portion of this security was purchased on a delayed delivery basis.
(n)	Represents 7-day effective yield as of January 31, 2019.
(o)	Includes the impact of the Fund's open positions in derivatives at January 31, 2019.

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^
(Unaudited) (cont’d)

POSITIONS BY INDUSTRY

Industry	Investments at Value† (000's omitted)	Percentage of Net Assets
Foreign Government*	$146,386	64.4%
Oil & Gas	15,354	6.8%
Banks	12,095	5.3%
Electric	6,149	2.7%
Real Estate	2,964	1.3%
Telecommunications	2,742	1.2%
Mining	2,523	1.1%
Pipelines	2,362	1.0%
Diversified Financial Services	2,038	0.9%
U.S. Treasury Obligations	1,657	0.7%
Engineering & Construction	1,593	0.7%
Food	1,578	0.7%
Chemicals	1,492	0.6%
Iron - Steel	1,424	0.6%
Lodging	1,301	0.6%
Municipal	904	0.4%
Building Materials	737	0.3%
Regional (state/province)	735	0.3%
Retail	637	0.3%
Pharmaceuticals	599	0.3%
Real Estate Investment Trusts	503	0.2%
Insurance	495	0.2%
Forest Products & Paper	457	0.2%
Healthcare - Services	436	0.2%
Transportation	415	0.2%
Energy - Alternate Sources	381	0.2%
Media	374	0.2%
Gas	367	0.2%
Metal Fabricate - Hardware	281	0.1%
Beverages	249	0.1%
Water	235	0.1%
Commercial Services	233	0.1%
Investment Companies	211	0.1%
Holding Companies - Diversified	204	0.1%
Internet	200	0.1%
Multi-National	200	0.1%
Auto Manufacturers	199	0.1%
Miscellaneous Manufacturer	193	0.1%
Electronics	186	0.1%
Short-Term Investments and Other Assets-Net	16,072	7.1%
	$227,161	100.0%

* Foreign governments do not constitute an industry.

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^
(Unaudited) (cont’d)

Derivative Instruments

Futures contracts ("futures")

At January 31, 2019, open positions in futures for the Fund were as follows:

Long Futures:
Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
3/2019	88	U.S. Treasury Note, 10 Year	$10,777,250	$296,455
3/2019	5	U.S. Treasury Ultra Long Bond	805,625	1,355
Total Long Positions			$11,582,875	$297,810
Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
3/2019	43	Euro-Bund	$(8,153,910)	$(151,420)
3/2019	7	Euro-Buxl Bond, 30 Year	(1,489,147)	(54,804)
3/2019	10	U.S. Treasury Long Bond	(1,466,875)	(73,768)
3/2019	2	U.S. Treasury Note, 10 Year	(244,938)	(6,784)
Total Short Positions			$(11,354,870)	$(286,776)
Total Futures				$11,034

 At January 31, 2019, the Fund had $394,272 deposited in a segregated account to cover margin requirements on open futures.

Forward foreign currency contracts ("forward contracts")

At January 31, 2019, open forward contracts for the Fund were as follows:

Currency Purchased			Currency Sold	Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)

1,519,555	AUD	1,066,127	USD	GSI	2/6/2019	$38,468
776,086	AUD	552,091	USD	GSI	2/6/2019	12,062
1,391,894	AUD	1,009,567	USD	GSI	2/6/2019	2,229
1,027,871	USD	1,391,894	AUD	GSI	2/6/2019	16,075
2,296,635	BRL	584,713	USD	CITI	3/15/2019	43,478
2,344,264	BRL	609,375	USD	CITI	3/15/2019	31,844
2,357,114	BRL	611,613	USD	SCB	3/15/2019	33,120
20,443,590	BRL	5,454,824	USD	CITI	4/15/2019	123,583
1,400,000	BRL	372,965	USD	CITI	4/15/2019	9,050
1,315,257,288	CLP	1,942,773	USD	JPM	4/18/2019	62,847
6,326,758	CNY	912,618	USD	GSI	2/11/2019	30,900
363,910	CNY	54,208	USD	JPM	2/11/2019	62
7,550,783	CNY	1,119,049	USD	JPM	4/15/2019	6,657
7,534,528	CNY	1,084,105	USD	GSI	10/18/2019	36,146
1,799,218,791	COP	573,730	USD	CITI	2/15/2019	5,457
4,644,909,787	COP	1,463,586	USD	JPM	2/15/2019	31,660
3,082,024	EUR	79,917,775	CZK	JPM	3/22/2019	14,466
28,499,246	EGP	1,501,343	USD	JPM	4/15/2019	76,788
24,588,847	CZK	955,101	EUR	CITI	3/22/2019	3,402
194,711	EUR	221,366	USD	JPM	2/5/2019	1,519
297,495	EUR	339,160	USD	JPM	2/5/2019	1,381
400,000	EUR	455,675	USD	SSB	2/5/2019	2,203
297,495	EUR	340,921	USD	JPM	3/5/2019	426
2,381,783	EUR	2,726,997	USD	SSB	3/5/2019	5,866
3,600,000	RON	767,515	EUR	CITI	3/7/2019	11,556
1,300,000	RON	277,063	EUR	CITI	3/7/2019	4,064
838,193	RON	178,538	EUR	CITI	3/7/2019	2,503
7,507,441	RON	1,599,285	EUR	JPM	3/7/2019	22,617
222,013	USD	192,307	EUR	GSI	2/5/2019	1,880
110,899	USD	96,684	EUR	JPM	2/5/2019	225
5,346,297	USD	4,650,000	EUR	JPM	3/5/2019	10,877
5,542,528	USD	4,788,000	EUR	JPM	5/3/2019	20,492
258,953	USD	223,701	EUR	JPM	5/3/2019	957
490,194	EUR	156,220,866	HUF	CITI	3/22/2019	4,583
975,286	EUR	312,735,184	HUF	GSI	3/22/2019	16,098
489,101	EUR	155,872,004	HUF	CITI	4/30/2019	4,361
1,374,115	EUR	437,822,425	HUF	JPM	4/30/2019	11,903
3,422,233,237	IDR	235,367	USD	JPM	2/19/2019	10,077
1,898,193,474	IDR	130,514	USD	JPM	2/19/2019	5,626
1,265,192,686	IDR	86,943	USD	JPM	2/19/2019	3,797
15,362,561,691	IDR	1,081,871	USD	JPM	4/15/2019	12,221
1,110,926	USD	79,197,889	INR	GSI	4/15/2019	4,600
30,160,000	MXN	1,482,571	USD	CITI	4/3/2019	80,994
9,751,326	MXN	458,365	USD	CITI	4/3/2019	47,166
5,433,520	MXN	261,835	USD	CITI	4/3/2019	19,851
3,911,700	MXN	185,972	USD	CITI	4/3/2019	16,820
15,681,805	MXN	797,231	USD	CITI	4/3/2019	15,750
5,294,564	MXN	261,991	USD	CITI	4/3/2019	12,492
3,487,440	MXN	168,896	USD	CITI	4/3/2019	11,901
1,065,093	MXN	54,591	USD	CITI	4/3/2019	626
11,829,396	MXN	612,687	USD	CITI	4/3/2019	577
17,990,957	MXN	867,126	USD	GSI	4/3/2019	65,567
22,274,854	MXN	1,090,269	USD	GSI	4/3/2019	64,512
12,584,457	MXN	607,050	USD	GSI	4/3/2019	45,357
10,446,369	MXN	501,531	USD	GSI	4/3/2019	40,033
8,923,907	MXN	433,694	USD	GSI	4/3/2019	28,943
3,303,963	MXN	159,646	USD	GSI	4/3/2019	11,639
2,808,971	MXN	134,957	USD	GSI	4/3/2019	10,666
4,374,772	MXN	219,136	USD	GSI	4/3/2019	7,663
1,300,000	MXN	62,112	USD	GSI	4/3/2019	5,283
9,850,037	MXN	505,439	USD	GSI	4/3/2019	5,210
19,464,128	MXN	1,006,386	USD	GSI	4/3/2019	2,680
24,922,760	MXN	1,291,319	USD	GSI	4/3/2019	735
18,481,656	MXN	918,582	USD	JPM	4/3/2019	39,550
21,000,000	MXN	1,055,866	USD	JPM	4/3/2019	32,823
16,607,156	MXN	833,839	USD	JPM	4/3/2019	27,115
22,022,928	MXN	1,057,862	USD	SSB	4/3/2019	83,858
12,923,831	MXN	656,582	USD	SSB	4/3/2019	13,420
2,370,700	MXN	119,787	USD	SSB	4/3/2019	3,116
573,479	USD	11,018,559	MXN	CITI	4/3/2019	2,251
983,860	USD	18,974,536	MXN	GSI	4/3/2019	176
490,951	MYR	117,523	USD	SCB	3/4/2019	2,765
4,763,228	MYR	1,162,897	USD	SCB	3/11/2019	4,242
863,438	PEN	255,093	USD	GSI	3/5/2019	4,150
4,480,893	PEN	1,319,540	USD	JPM	3/5/2019	25,826
904,418	PEN	267,579	USD	JPM	3/5/2019	3,968
1,910,107	PEN	573,089	USD	JPM	3/5/2019	411
6,200,000	PHP	117,098	USD	GSI	2/19/2019	1,720
5,080,191	EUR	21,845,514	PLN	CITI	2/7/2019	52,982
317,684	EUR	1,368,644	PLN	CITI	2/7/2019	4,001
477,846	EUR	2,057,857	PLN	JPM	2/7/2019	5,804
425,017	EUR	1,832,072	PLN	GSI	5/7/2019	3,148
976,522	EUR	4,700,000	RON	CITI	3/1/2019	14,932
976,695	EUR	4,699,857	RON	CITI	3/1/2019	14,698
954,159	EUR	4,600,000	RON	CITI	3/7/2019	15,708
152,733	EUR	733,416	RON	CITI	3/7/2019	1,812
113,176	EUR	542,233	RON	CITI	3/7/2019	1,045
175,900,022	RUB	2,583,884	USD	GSI	3/6/2019	95,088
35,470,449	RUB	528,621	USD	GSI	3/6/2019	11,597
36,124,141	RUB	539,650	USD	GSI	3/6/2019	10,524
30,812,286	RUB	459,602	USD	GSI	3/6/2019	9,672
20,476,894	RUB	306,329	USD	GSI	3/6/2019	5,536
37,300,874	RUB	555,155	USD	JPM	3/6/2019	12,940
37,287,730	RUB	561,774	USD	JPM	3/6/2019	6,122
72,900,000	THB	2,219,854	USD	CITI	2/4/2019	113,506
9,089,810	THB	288,020	USD	JPM	2/4/2019	2,924
33,985,030	THB	1,040,971	USD	JPM	2/11/2019	46,968
24,700,000	THB	775,471	USD	JPM	3/11/2019	15,786
3,106,384	TRY	559,406	USD	CITI	3/11/2019	29,198
2,593,159	TRY	427,563	USD	GSI	3/11/2019	63,794
1,546,282	TRY	250,087	USD	GSI	3/11/2019	42,906
3,662,205	TRY	659,193	USD	GSI	3/11/2019	34,730
1,157,185	TRY	187,313	USD	GSI	3/11/2019	31,953
1,871,384	TRY	338,056	USD	GSI	3/11/2019	16,538
3,475,437	TRY	643,038	USD	GSI	3/11/2019	15,496
776,101	TRY	132,658	USD	GSI	3/11/2019	14,400
3,063,221	TRY	568,019	USD	GSI	3/11/2019	12,407
4,648,400	TRY	869,644	USD	GSI	3/11/2019	11,145
233,014	TRY	43,246	USD	GSI	3/11/2019	906
7,800,942	ZAR	546,548	USD	GSI	2/11/2019	41,130
7,387,543	ZAR	536,192	USD	GSI	2/11/2019	20,343

Total unrealized appreciation						$2,257,721

588,169	USD	23,203,271	ARS	GSI	3/15/2019	(8,811)
555,921	USD	775,980	AUD	JPM	2/6/2019	(8,154)
1,080,350	USD	1,519,661	AUD	JPM	2/6/2019	(24,322)
341,728	USD	1,322,487	BRL	GSI	3/15/2019	(20,007)
418,872	USD	1,570,603	BRL	GSI	4/15/2019	(9,696)
97,086,243	CLP	148,523	USD	CITI	4/18/2019	(477)
963,119	USD	6,690,668	CNY	JPM	2/11/2019	(34,669)
54,224	USD	363,910	CNY	JPM	4/15/2019	(29)
1,026,075	USD	7,182,525	CNY	JPM	10/18/2019	(41,839)
472,778,600	COP	152,239	USD	JPM	2/15/2019	(47)
491,301	USD	1,546,045,238	COP	CITI	2/15/2019	(6,387)
75,225	USD	238,518,264	COP	GSI	2/15/2019	(1,557)
84,761	USD	266,234,773	COP	JPM	2/15/2019	(943)
171,839	EUR	4,436,223	CZK	GSI	3/22/2019	(67)
11,893,643	CZK	460,331	EUR	CITI	3/22/2019	(253)
386,732	EUR	443,570	USD	CITI	2/5/2019	(880)
4,582,751	EUR	5,255,027	USD	JPM	2/5/2019	(9,174)
191,083	EUR	219,593	USD	SCB	2/5/2019	(861)
4,788,000	EUR	5,501,704	USD	JPM	2/6/2019	(20,445)
198,582	EUR	228,588	USD	SCB	3/5/2019	(734)
1,832,072	PLN	427,183	EUR	GSI	2/7/2019	(3,146)
867,491	PLN	201,510	EUR	JPM	2/7/2019	(2,362)
3,100,000	PLN	718,676	EUR	JPM	2/7/2019	(10,073)
3,972,452	PLN	922,747	EUR	JPM	2/7/2019	(10,837)
15,500,000	PLN	3,593,890	EUR	JPM	2/7/2019	(49,782)
9,399,857	RON	1,970,827	EUR	CITI	3/1/2019	(9,432)
838,508	RON	175,592	EUR	CITI	3/7/2019	(955)
980,641	RON	206,157	EUR	GSI	3/7/2019	(196)
705,400	RON	147,369	EUR	GSI	3/7/2019	(1,203)
5,142,233	RON	1,074,640	EUR	JPM	3/7/2019	(8,370)
340,120	USD	297,495	EUR	JPM	2/5/2019	(421)
278,602	USD	245,420	EUR	JPM	2/5/2019	(2,329)
820,910	USD	719,707	EUR	JPM	2/5/2019	(2,935)
919,747	USD	806,918	EUR	JPM	2/5/2019	(3,929)
1,129,306	USD	990,580	EUR	JPM	2/5/2019	(4,606)
365,817	USD	321,879	EUR	SCB	2/5/2019	(2,637)
2,720,578	USD	2,381,783	EUR	SSB	2/5/2019	(5,837)
5,448,102	USD	4,788,000	EUR	SSB	2/6/2019	(33,157)
171,967	USD	150,000	EUR	JPM	3/5/2019	(144)
284,292	USD	247,949	EUR	JPM	3/5/2019	(206)
4,696,146,838	IDR	335,080	USD	JPM	4/15/2019	(630)
88,379	USD	1,253,692,673	IDR	CITI	2/19/2019	(1,536)
217,444	USD	3,198,596,865	IDR	GSI	2/19/2019	(11,961)
288,235	USD	4,224,077,547	IDR	JPM	2/19/2019	(14,718)
362,063	USD	5,318,343,997	IDR	JPM	2/19/2019	(19,371)
79,187	USD	1,125,558,771	IDR	GSI	4/15/2019	(973)
375,350	USD	5,370,128,689	IDR	GSI	4/15/2019	(7,100)
118,902,270	JPY	1,099,955	USD	SSB	3/18/2019	(4,627)
1,078,049	USD	117,516,156	JPY	GSI	3/18/2019	(4,511)
1,111,098	USD	1,234,652,478	KRW	JPM	4/15/2019	(1,066)
192,857,129	KZT	491,669	USD	JPM	7/31/2019	(570)
12,132,186	MXN	629,982	USD	CITI	4/3/2019	(1,021)
2,291,596	MXN	119,174	USD	GSI	4/3/2019	(372)
10,847,646	MXN	568,225	USD	GSI	4/3/2019	(5,857)
16,875,747	MXN	885,424	USD	JPM	4/3/2019	(10,545)
5,127	USD	100,000	MXN	CITI	4/3/2019	(57)
80,142	USD	1,583,097	MXN	CITI	4/3/2019	(1,929)
442,041	USD	8,577,291	MXN	CITI	4/3/2019	(2,626)
222,134	USD	4,406,232	MXN	CITI	4/3/2019	(6,296)
242,977	USD	5,000,000	MXN	CITI	4/3/2019	(16,235)
506,923	USD	10,403,139	MXN	CITI	4/3/2019	(32,400)
678,764	USD	14,000,000	MXN	CITI	4/3/2019	(47,029)
984,001	USD	20,055,762	MXN	CITI	4/3/2019	(55,737)
1,110,489	USD	22,517,687	MXN	CITI	4/3/2019	(56,881)
148,577	USD	3,000,000	MXN	GSI	4/3/2019	(6,950)
499,622	USD	9,783,829	MXN	GSI	4/3/2019	(7,595)
496,230	USD	9,779,064	MXN	GSI	4/3/2019	(10,739)
576,101	USD	11,379,990	MXN	GSI	4/3/2019	(13,864)
244,660	USD	5,000,000	MXN	GSI	4/3/2019	(14,552)
477,538	USD	9,522,772	MXN	GSI	4/3/2019	(16,145)
517,475	USD	10,339,374	MXN	GSI	4/3/2019	(18,542)
360,591	USD	7,500,000	MXN	GSI	4/3/2019	(28,226)
579,444	USD	12,000,000	MXN	GSI	4/3/2019	(42,664)
1,104,746	USD	22,718,943	MXN	GSI	4/3/2019	(73,057)
845,558	USD	17,932,353	MXN	GSI	4/3/2019	(84,097)
1,038,811	USD	20,417,835	MXN	JPM	4/3/2019	(19,697)
401,285	USD	8,132,749	MXN	JPM	4/3/2019	(20,336)
1,184,069	USD	23,515,602	MXN	JPM	4/3/2019	(35,035)
618,967	USD	12,693,878	MXN	JPM	4/3/2019	(39,113)
585,932	USD	12,223,411	MXN	SSB	4/3/2019	(47,759)
220,462	USD	922,679	MYR	SCB	2/28/2019	(5,608)
306,587	USD	1,280,000	MYR	SCB	2/28/2019	(7,032)
1,124,840	USD	4,722,304	MYR	SCB	2/28/2019	(32,196)
1,302,784	USD	5,464,528	MYR	SCB	3/4/2019	(36,077)
296,912	USD	1,222,387	MYR	SCB	3/11/2019	(2,611)
238,400	USD	809,250	PEN	JPM	3/5/2019	(4,573)
420,644	USD	1,421,357	PEN	JPM	3/5/2019	(6,111)
326,886	USD	1,106,674	PEN	SSB	3/5/2019	(5,387)
954,544	EUR	4,483,495	RON	CITI	3/7/2019	(12,865)
85,501	EUR	404,087	RON	GSI	3/7/2019	(552)
193,229	EUR	914,530	RON	GSI	3/7/2019	(930)
110,240	EUR	517,287	RON	GSI	3/7/2019	(1,609)
960,543	EUR	4,506,101	RON	JPM	3/7/2019	(14,291)
54,759	USD	3,705,847	RUB	GSI	3/6/2019	(1,681)
409,508	USD	27,117,593	RUB	GSI	3/6/2019	(3,496)
106,329	USD	3,463,195	THB	JPM	2/4/2019	(4,520)
216,935	USD	6,971,180	THB	JPM	2/4/2019	(6,196)
168,107	USD	5,500,000	THB	JPM	2/4/2019	(7,936)
172,651	USD	5,680,569	THB	JPM	2/4/2019	(9,171)
285,326	USD	9,328,699	THB	JPM	2/4/2019	(13,264)
723,431	USD	23,346,167	THB	JPM	2/4/2019	(23,826)
846,481	USD	27,700,000	THB	JPM	2/4/2019	(40,132)
973,278	USD	30,648,533	THB	CITI	3/11/2019	(8,539)
219,927	USD	7,012,541	THB	JPM	3/11/2019	(4,717)
481,230	USD	15,334,050	THB	JPM	3/11/2019	(9,992)
288,609	USD	9,089,810	THB	JPM	4/30/2019	(3,006)
498,550	USD	2,789,173	TRY	CITI	3/11/2019	(29,948)
513,992	USD	2,935,152	TRY	CITI	3/11/2019	(42,167)
573,054	USD	3,284,172	TRY	CITI	3/11/2019	(49,238)
430,266	USD	2,275,281	TRY	GSI	3/11/2019	(859)
157,514	USD	870,750	TRY	GSI	3/11/2019	(7,478)
276,753	USD	1,532,644	TRY	GSI	3/11/2019	(13,656)
250,739	USD	1,420,897	TRY	GSI	3/11/2019	(18,496)
252,356	USD	1,484,875	TRY	GSI	3/11/2019	(29,002)
265,924	USD	1,562,834	TRY	GSI	3/11/2019	(30,205)
520,230	USD	2,908,867	TRY	GSI	3/11/2019	(30,948)
163,952	USD	928,752	TRY	JPM	3/11/2019	(12,030)
277,621	USD	1,579,578	TRY	JPM	3/11/2019	(21,681)
617,675	USD	3,500,000	TRY	SCB	3/11/2019	(45,513)
175,292	USD	2,500,000	ZAR	CITI	2/11/2019	(13,043)
548,202	USD	7,648,042	ZAR	CITI	2/11/2019	(27,957)
228,459	USD	3,034,159	ZAR	GSI	2/11/2019	(117)
453,640	USD	6,366,881	ZAR	GSI	2/11/2019	(26,004)
291,070	USD	4,228,845	ZAR	GSI	2/11/2019	(27,507)
554,201	USD	7,769,562	ZAR	GSI	2/11/2019	(31,113)
580,569	USD	8,198,880	ZAR	GSI	2/11/2019	(37,087)
395,231	USD	5,750,000	ZAR	GSI	2/11/2019	(37,941)
465,204	USD	6,225,412	ZAR	JPM	2/11/2019	(3,783)
104,828	USD	1,445,345	ZAR	JPM	2/11/2019	(4,056)

Total unrealized depreciation						$(1,930,475)

Total net unrealized appreciation						$327,246

Credit default swap contracts ("credit default swaps")

At January 31, 2019, the Fund had outstanding credit default swaps as follows:

Over-the-counter credit default swaps — Sell Protection

Swap Counterparty	Reference Entity	Notional Amount	Financing Rate Received by the Fund	Payment Frequency	Maturity Date	Upfront Payments/ (Receipts)	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
JPM	Republic of Argentina, Senior Securities	USD 719,399	5.00%	3M	6/20/2023	$48,072	$(78,485)	$4,296	$(26,117)

Cross currency swap contracts ("cross currency swaps")

At January 31, 2019, the Fund had outstanding cross currency swaps as follows:

Over-the-counter cross currency swaps

Counterparty	Notional Amount	Portfolio Pays/ Receives Floating Rate	Floating Rate Index	Annual Fixed-Rate	Frequency of Fund Receipt/ Payment	Maturity Date	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value

JPM	TRY 9,850,519	Receive	3-month LIBOR	22.94%	3M/1Y	3/11/2024	$(537,777)	$—	$(537,777)

Interest rate swap contracts ("interest rate swaps")

At January 31, 2019, the Fund had outstanding interest rate swaps as follows:

Centrally cleared interest rate swaps

Clearinghouse	Notional Amount	Fund Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed-Rate	Frequency of Fund Receipt/ Payment	Maturity Date	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
CME	BRL 33,030,903	Receive	1-day Overnight Brazil (CETIP)	7.45%	T/T	1/2/2020	$(84,798)	$(22,244)	$(107,042)
CME	BRL 1,808,999	Pay	1-day Overnight Brazil (CETIP)	7.89%	T/T	1/4/2021	8,601	1,161	9,762
CME	BRL 5,775,499	Pay	1-day Overnight Brazil (CETIP)	9.46%	T/T	1/3/2022	89,078	30,956	120,034
CME	BRL 588,077	Pay	1-day Overnight Brazil (CETIP)	9.26%	T/T	1/2/2023	8,239	3,111	11,350
CME	BRL 1,568,375	Pay	1-day Overnight Brazil (CETIP)	11.45%	T/T	1/2/2025	82,505	12,938	95,443
CME	BRL 1,836,954	Pay	1-day Overnight Brazil (CETIP)	12.34%	T/T	1/2/2025	128,390	18,037	146,427
LCH	CNY 8,000,000	Pay	7-day China Fixing Repo Rates	2.76%	3M/3M	1/9/2024	(1,590)	175	(1,415)
LCH	CZK 17,000,000	Receive	6-month Prague Interbank Offer Rate (PRIBOR)	1.58%	6M/1Y	1/11/2023	8,888	215	9,103
LCH	CZK 25,652,892	Receive	6-month Prague Interbank Offer Rate (PRIBOR)	1.76%	6M/1Y	1/7/2024	3,522	247	3,769
LCH	CZK 8,000,000	Receive	6-month Prague Interbank Offer Rate (PRIBOR)	1.94%	6M/1Y	2/26/2028	(5,984)	(4,048)	(10,032)
LCH	HUF 300,000,000	Receive	6-month Budapest Interbank Offer Rate (BUBOR)	2.05%	6M/1Y	11/23/2023	(24,681)	(3,681)	(28,362)
LCH	HUF 125,000,000	Receive	6-month Budapest Interbank Offer Rate (BUBOR)	1.81%	6M/1Y	12/13/2023	(5,125)	(959)	(6,084)
LCH	HUF 93,450,000	Receive	6-month Budapest Interbank Offer Rate (BUBOR)	2.38%	6M/1Y	6/7/2028	(5,625)	(5,137)	(10,762)
LCH	HUF 73,550,000	Receive	6-month Budapest Interbank Offer Rate (BUBOR)	2.44%	6M/1Y	6/8/2028	(5,788)	(4,136)	(9,924)
LCH	HUF 155,015,000	Receive	6-month Budapest Interbank Offer Rate (BUBOR)	2.70%	6M/1Y	6/13/2028	(24,698)	(9,477)	(34,175)
CME	MXN 55,942,028	Receive	28-day Mexican Interbank Equilibrium Interest Rate (TIIE)	8.09%	28D/28D	1/28/2021	(2,140)	—	(2,140)
CME	MXN 57,243,005	Receive	28-day Mexican Interbank Equilibrium Interest Rate (TIIE)	8.15%	28D/28D	1/28/2021	(3,663)	—	(3,663)
CME	MXN 3,500,000	Pay	28-day Mexican Interbank Equilibrium Interest Rate (TIIE)	7.71%	28D/28D	1/21/2022	(2,198)	(32)	(2,230)
CME	MXN 15,505,918	Pay	28-day Mexican Interbank Equilibrium Interest Rate (TIIE)	7.58%	28D/28D	1/28/2022	(12,612)	(642)	(13,254)
CME	MXN 12,211,377	Pay	28-day Mexican Interbank Equilibrium Interest Rate (TIIE)	6.75%	28D/28D	6/23/2022	(26,830)	(718)	(27,548)
CME	MXN 34,769,500	Pay	28-day Mexican Interbank Equilibrium Interest Rate (TIIE)	6.71%	28D/28D	7/7/2022	(79,132)	(764)	(79,896)
CME	MXN 19,000,000	Pay	28-day Mexican Interbank Equilibrium Interest Rate (TIIE)	7.35%	28D/28D	3/20/2024	(35,102)	(69)	(35,171)
CME	MXN 1,800,000	Pay	28-day Mexican Interbank Equilibrium Interest Rate (TIIE)	7.72%	28D/28D	12/3/2026	(3,561)	(50)	(3,611)
CME	MXN 3,300,000	Pay	28-day Mexican Interbank Equilibrium Interest Rate (TIIE)	8.16%	28D/28D	12/28/2026	(2,141)	(52)	(2,193)
CME	MXN 9,380,123	Pay	28-day Mexican Interbank Equilibrium Interest Rate (TIIE)	7.92%	28D/28D	1/22/2027	(13,347)	(259)	(13,606)
CME	MXN 6,685,611	Pay	28-day Mexican Interbank Equilibrium Interest Rate (TIIE)	7.51%	28D/28D	4/20/2027	(18,786)	(252)	(19,038)
LCH	PLN 2,655,221	Pay	6-month Warsaw Interbank Offered Rate (WIBOR)	2.21%	6M/1Y	11/16/2021	7,859	629	8,488
LCH	PLN 1,250,000	Pay	6-month Poland Warsaw Interbank Offer Rate (WIBOR)	2.33%	6M/1Y	4/6/2022	5,135	4,542	9,677
LCH	ZAR 101,293,721	Receive	3-month Johannesburg International Interbank Agreed Rate (JIBAR)	7.29%	3M/3M	1/7/2021	(21,806)	(719)	(22,525)
Total							$(37,390)	$18,772	$(18,618)

At January, 31, 2019, the Fund had $406,606 deposited in a segregated account to cover collateral requirements on centrally cleared swaps.

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^
(Unaudited) (cont’d)

Over-the-counter interest rate swaps

Counterparty	Notional Amount	Fund Pays/ Receives Floating Rate	Floating Rate Index	Annual Fixed-Rate	Frequency of Fund Receipt/ Payment	Maturity Date	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value

GSI	BRL 1,152,498	Pay	1-day Overnight Brazil (CETIP)	9.73%	T/T	1/2/2020	$10,611	$13,065	$23,676
GSI	BRL 1,000,000	Pay	1-day Overnight Brazil (CETIP)	11.99%	T/T	1/2/2023	63,880	16,508	80,388
JPM	BRL 930,916	Pay	1-day Overnight Brazil (CETIP)	9.61%	T/T	1/2/2020	8,270	9,791	18,061
JPM	BRL 1,984,200	Pay	1-day Overnight Brazil (CETIP)	9.07%	T/T	1/2/2020	14,439	16,506	30,945
JPM	BRL 1,063,932	Pay	1-day Overnight Brazil (CETIP)	11.46%	T/T	1/2/2020	15,819	20,792	36,611
JPM	BRL 31,354	Pay	1-day Overnight Brazil (CETIP)	10.23%	T/T	1/4/2021	603	436	1,039
JPM	BRL 489,151	Pay	1-day Overnight Brazil (CETIP)	10.04%	T/T	1/4/2021	8,761	6,346	15,107
JPM	BRL 1,332,786	Pay	1-day Overnight Brazil (CETIP)	8.66%	T/T	1/4/2021	12,540	9,533	22,073
JPM	BRL 1,614,106	Pay	1-day Overnight Brazil (CETIP)	9.28%	T/T	1/4/2021	21,156	15,583	36,739
JPM	BRL 2,116,417	Pay	1-day Overnight Brazil (CETIP)	9.18%	T/T	1/4/2021	26,050	18,258	44,308
JPM	BRL 2,071,383	Pay	1-day Overnight Brazil (CETIP)	9.20%	T/T	1/4/2021	26,295	19,446	45,741
JPM	BRL 7,778,457	Pay	1-day Overnight Brazil (CETIP)	8.87%	T/T	1/4/2021	83,139	62,669	145,808
JPM	CLP 231,188,535	Pay	Sinacofi Chile Interbank Rate Avg. (CLICP)	3.43%	6M/6M	5/10/2022	(342)	531	189
GSI	CNY 8,000,000	Pay	7-day China Fixing Repo Rates	2.77%	3M/3M	1/9/2024	(1,039)	182	(857)
GSI	COP 270,032,867	Pay	1-day Colombia Overnight Interbank Reference Rate (IBRCOL)	5.36%	3M/3M	5/23/2022	1,198	207	1,405
JPM	COP 996,329,313	Pay	1-day Colombia Overnight Interbank Reference Rate (IBRCOL)	5.30%	3M/3M	10/23/2022	3,255	85	3,340
GSI	HUF 359,014,464	Receive	6-month Budapest Interbank Offer Rate (BUBOR)	1.27%	6M/1Y	1/9/2022	(4,473)	(777)	(5,250)
GSI	HUF 500,000,000	Pay	6-month Budapest Interbank Offer Rate (BUBOR)	0.84%	6M/1Y	9/21/2022	(31,397)	3,259	(28,138)
JPM	HUF 600,000,000	Receive	6-month Budapest Interbank Offer Rate (BUBOR)	0.85%	6M/1Y	10/10/2019	(6,830)	(3,672)	(10,502)
JPM	HUF 382,000,000	Receive	6-month Budapest Interbank Offer Rate (BUBOR)	0.69%	6M/1Y	4/20/2020	(1,999)	(6,382)	(8,381)
JPM	HUF 128,246,450	Receive	6-month Budapest Interbank Offer Rate (BUBOR)	1.38%	6M/1Y	6/17/2021	(4,424)	(3,850)	(8,274)
JPM	HUF 45,000,000	Receive	6-month Budapest Interbank Offer Rate (BUBOR)	1.30%	6M/1Y	4/6/2022	(439)	(1,590)	(2,029)
GSI	ILS 20,000,000	Receive	3-month Tel Aviv Interbank Offer Rate (TELBOR)	0.57%	3M/1Y	11/26/2020	(10,070)	(4,262)	(14,332)
CITI	ILS 20,724,328	Receive	3-month Tel Aviv Interbank Offer Rate (TELBOR)	0.72%	3M/1Y	12/12/2020	(25,758)	(3,592)	(29,350)
GSI	ILS 8,000,000	Pay	3-month Tel Aviv Interbank Offer Rate (TELBOR)	1.34%	3M/1Y	11/26/2023	29,274	4,815	34,089
CITI	ILS 8,536,708	Pay	3-month Tel Aviv Interbank Offer Rate (TELBOR)	1.40%	3M/1Y	12/12/2023	37,812	3,718	41,530
GSI	MXN 9,000,000	Pay	28-day Mexican Interbank Equilibrium Interest Rate (TIIE)	5.37%	28D/28D	3/17/2021	(26,738)	(379)	(27,117)
GSI	MXN 28,033,731	Pay	28-day Mexican Interbank Equilibrium Interest Rate (TIIE)	5.90%	28D/28D	9/12/2022	(104,301)	(2,739)	(107,040)
GSI	MXN 10,713,184	Pay	28-day Mexican Interbank Equilibrium Interest Rate (TIIE)	6.21%	28D/28D	12/8/2025	(61,775)	(669)	(62,444)
GSI	MXN 9,462,643	Pay	28-day Mexican Interbank Equilibrium Interest Rate (TIIE)	6.17%	28D/28D	3/5/2026	(57,488)	(501)	(57,989)
GSI	MXN 5,000,000	Pay	28-day Mexican Interbank Equilibrium Interest Rate (TIIE)	6.38%	28D/28D	9/16/2026	(29,382)	(257)	(29,639)
JPM	MXN 7,500,000	Pay	28-day Mexican Interbank Equilibrium Interest Rate (TIIE)	6.13%	28D/28D	6/18/2026	(48,145)	(588)	(48,733)
GSI	RUB 337,196,904	Pay	3-month Moscow Prime Offered Rate (MOSPRIME)	6.78%	3M/1Y	2/22/2020	(113,319)	—	(113,319)
GSI	RUB 450,000,000	Pay	3-month Moscow Prime Offered Rate (MOSPRIME)	6.53%	3M/1Y	3/27/2020	(166,765)	—	(166,765)
GSI	ZAR 18,000,000	Receive	3-month Johannesburg International Interbank Agreed Rate (JIBAR)	8.02%	3M/3M	5/18/2028	(12,051)	(2,749)	(14,800)
Total							$(343,633)	$189,723	$(153,910)

At January 31, 2019, the Fund had cash collateral of $460,000 and $240,000 deposited in a segregated account for Goldman Sachs International and JPMorgan Chase Bank, N.A., respectively to cover collateral requirements on over-the-counter derivatives.

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of January 31, 2019:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds(a)	$—	$55,706	$—	$55,706
Foreign Government Securities(a)	—	153,726	—	153,726
U.S. Treasury Obligations	—	1,657	—	1,657
Short-Term Investments	—	10,545	—	10,545
Total Investments	$—	$221,634	$—	$221,634

(a)	The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's derivatives as of January 31, 2019:

Other Financial Instruments
(000's omitted)	Level 1	Level 2	Level 3	Total
Assets
Futures(a)
Assets	$298	$—	$—	$298
Liabilities	(287)	—	—	(287)
Forward Contracts(a)
Assets	—	2,258	—	2,258
Liabilities	—	(1,931)	—	(1,931)
Swaps
Assets	—	995	—	995
Liabilities	—	(1,731)	—	(1,731)
Total	$11	$(409)	$—	$(398)

(a)	Futures and forward contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

^ A balance indicated with a "-", either reflects a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^
(Unaudited) January 31, 2019

NUMBER OF SHARES		VALUE† (000's omitted)

Common Stocks 0.2%

Business Equipment & Services 0.1%
22	Brock Holdings III, Inc.	$436	*(a)(b)(c)

Media - Broadcast 0.1%
16	Cumulus Media, Inc., Class A	198	*

	Total Common Stocks (Cost $592)	634

PRINCIPAL AMOUNT
(000's omitted)

Loan Assignments(d) 87.6%

Aerospace & Defense 1.4%
$585	Accudyne Industries, LLC, Term Loan, (USD LIBOR + 3.00%), due 8/18/24	570	(e)(f)
752	Atlantic Aviation FBO Inc., Term Loan B, (1 month USD LIBOR + 3.75%), 6.27%, due 11/29/25	754	(c)
	DAE Aviation Holdings, Inc.
192	Term Loan, (USD LIBOR + 4.00%), due 1/23/26	191	(e)(f)
358	Term Loan B, (USD LIBOR + 4.00%), due 1/23/26	356	(e)(f)
2,112	TransDigm, Inc., Term Loan F, (1 month USD LIBOR + 2.50%), 5.00%, due 6/9/23	2,065
		3,936
Air Transport 0.1%
335	American Airlines, Inc., Term Loan B, (1 month USD LIBOR + 1.75%), 4.25%, due 6/27/25	320

Automotive 1.8%
	ABRA Auto
843	First Lien Term Loan, (2 month USD LIBOR + 3.00%), 5.62%, due 9/17/21	840
700	Second Lien Term Loan, (2 month USD LIBOR + 7.25%), 9.84%, due 9/19/22	697
1,063	Belron, Term Loan B, (3 month USD LIBOR + 2.25%), 4.84%, due 11/7/24	1,048	(c)
728	Caliber Collision, First Lien Term Loan, (3 month USD LIBOR + 2.00%), 7.50%, due 2/1/24	725
1,865	Wand Intermediate I LP, First Lien Term Loan, (2 month USD LIBOR + 3.00%), 5.62%, due 1/15/26	1,860
		5,170
Building & Development 4.0%
739	American Builders & Contractors Supply Co., Inc., Term Loan B, (1 month USD LIBOR + 2.00%), 4.50%, due 10/31/23	720
638	Beacon Roofing Supply, Term Loan B, (1 month USD LIBOR + 2.25%), 4.77%, due 1/2/25	620
	Capital Automotive LP
788	First Lien Term Loan, (1 month USD LIBOR + 2.50%), 5.00%, due 3/24/24	765
963	Second Lien Term Loan, (1 month USD LIBOR + 6.00%), 8.50%, due 3/24/25	956
732	CPG International Inc., Term Loan, (6 month USD LIBOR + 3.75%), 6.63%, due 5/5/24	706
1,756	DTZ U.S. Borrower LLC, Term Loan B, (1 month USD LIBOR + 3.25%), 5.75%, due 8/21/25	1,720
1,098	Forterra, Term Loan B, (1 month USD LIBOR + 3.00%), 5.50%, due 10/25/23	1,004
1,100	HD Supply Waterworks, Term Loan B, (3 month USD LIBOR + 3.00%), 5.72%, due 8/1/24	1,085	(g)
303	HD Supply, Inc., Term Loan B5, (1 month USD LIBOR + 1.75%), 4.25%, due 10/17/23	299
279	NCI Building Systems, Inc., Term Loan, (3 month USD LIBOR + 3.75%), 6.55%, due 4/12/25	266
683	Quikrete, First Lien Term Loan, (1 month USD LIBOR + 2.75%), 5.25%, due 11/15/23	661
762	Realogy Corporation, Term Loan B, (1 month USD LIBOR + 2.25%), 4.76%, due 2/8/25	741
282	Reece Limited, Term Loan B, (3 month USD LIBOR + 2.00%), 4.81%, due 7/2/25	279	(c)
1,166	VICI Properties 1 LLC, Term Loan B, (1 month USD LIBOR + 2.00%), 4.50%, due 12/20/24	1,144
585	Wilsonart LLC, Term Loan B, (USD LIBOR + 3.25%), due 12/19/23	578
		11,544
Business Equipment & Services 9.5%
1,049	Acosta Inc., Term Loan, (1 month USD LIBOR + 3.25%), 5.75%, due 9/26/21	489
	Advantage Sales and Marketing
631	Term Loan B, (1 month USD LIBOR + 3.25%), 5.75%, due 7/25/21	549
640	Second Lien Term Loan, (1 month USD LIBOR + 6.50%), 9.00%, due 7/25/22	481
752	Alixpartners, Term Loan B, (1 month USD LIBOR + 2.75%), 5.25%, due 4/4/24	742
357	BrightView Landscapes, LLC, First Lien Term Loan B, (1 month USD LIBOR + 2.50%), 5.06%, due 8/15/25	352	(c)
260	Cast and Crew Payroll, LLC, First Lien Term Loan, (USD LIBOR + 4.00%), due 1/17/26	260	(e)(f)
705	CCC Information Services Inc., First Lien Term Loan, (1 month USD LIBOR + 3.00%), 5.50%, due 4/26/24	686	(e)(f)
1,447	Ceridian HCM Holding Inc., 2018 Term Loan B, (1 month USD LIBOR + 3.25%), 5.75%, due 4/30/25	1,428	(e)(f)
1,798	Change Healthcare Holdings, Term Loan B, (1 month USD LIBOR + 2.75%), 5.25%, due 3/1/24	1,759
	DiscoverOrg, LLC
630	First Lien Term Loan, (USD LIBOR + 4.50%), due 1/28/26	625	(c)(e)(f)
95	Second Lien Term Loan, (USD LIBOR + 8.50%), due 1/28/27	95	(c)(e)(f)
520	Dorna Sports, S.L., Term Loan B, (USD LIBOR + 3.00%), due 4/12/24	506	(a)(e)(f)
1,330	Duff & Phelps Corporation, Term Loan B, (1 month USD LIBOR + 3.25%), 5.75%, due 2/13/25	1,280
887	EIG Investors Corp., 2018 First Lien Term Loan, (USD LIBOR + 3.75%), 6.44%, due 2/9/23	872	(g)
809	Element Materials, Term Loan B, (3 month USD LIBOR + 3.50%), 6.30%, due 6/28/24	799
625	Financial & Risk US Holdings, Inc., Term Loan, (1 month USD LIBOR + 3.75%), 6.25%, due 10/1/25	600
205	FrontDoor Inc, Term Loan B, (USD LIBOR + 2.50%), due 8/14/25	204	(e)(f)
1,546	Garda World Security, Term Loan, (3 month USD LIBOR + 3.50%), 6.24%, due 5/24/24	1,516	(e)(f)
1,027	Greeneden U.S. Holdings II, LLC, Term Loan B, (1 month USD LIBOR + 3.25%), 5.75%, due 12/1/23	1,002
448	Iron Mountain, Inc., Term Loan B, (1 month USD LIBOR + 1.75%), 4.25%, due 1/2/26	434
	Kronos
1,224	Term Loan B, (USD LIBOR + 3.00%), 5.54%, due 11/1/23	1,199
230	Second Lien Term Loan, (3 month USD LIBOR + 8.25%), 10.79%, due 11/1/24	233
1,308	Minimax GmbH & Co. KG, Term Loan B1C, (1 month USD LIBOR + 3.00%), 5.50%, due 7/31/25	1,295
	On Assignment
335	Term Loan B1, (1 month USD LIBOR + 2.00%), 4.50%, due 6/3/22	331
268	Term Loan B2, (1 month USD LIBOR + 2.00%), 4.50%, due 4/2/25	264
1,335	Presidio, Term Loan B, (USD LIBOR + 2.75%), 5.54%, due 2/2/24	1,318	(g)
1,762	Protection One, First Lien Term Loan, (1 month USD LIBOR + 2.75%), 5.25%, due 5/2/22	1,736
387	Servicemaster Company, Term Loan B, (1 month USD LIBOR + 2.50%), 5.00%, due 11/8/23	384
1,417	Solera, Term Loan B, (1 month USD LIBOR + 2.75%), 5.25%, due 3/3/23	1,386
667	Switch Ltd., Term Loan B, (1 month USD LIBOR + 2.25%), 4.75%, due 6/27/24	655
1,255	Tempo Acquisition LLC, Term Loan, (1 month USD LIBOR + 3.00%), 5.50%, due 5/1/24	1,231	(e)(f)
1,560	West, Term Loan, (1 month USD LIBOR + 4.00%), 6.50%, due 10/10/24	1,428
353	West Corporation, Term Loan B1, (1 month USD LIBOR + 3.50%), 6.00%, due 10/10/24	320
788	Wex, Term Loan B2, (1 month USD LIBOR + 2.25%), 4.75%, due 6/30/23	775
450	William Morris Endeavor Entertainment, LLC, First Lien Term Loan, (USD LIBOR + 2.75%), due 5/18/25	423	(e)(f)
		27,657
Cable & Satellite Television 5.2%
366	Altice Financing, Term Loan B, (3 month USD LIBOR + 2.75%), 5.23%, due 7/15/25	340
1,746	Altice France S.A., Term Loan B13, (1 month USD LIBOR + 4.00%), 6.51%, due 8/14/26	1,644
435	Altice US Finance I Corporation, Term Loan, (1 month USD LIBOR + 2.25%), 4.76%, due 1/15/26	419
967	Cablevision Systems Corp., First Lien Term Loan, (1 month USD LIBOR + 2.25%), 4.76%, due 7/17/25	935
1,226	Charter Communications Operating, LLC, Term Loan B, (1 month USD LIBOR + 2.00%), 4.50%, due 4/30/25	1,208
546	Cogeco Communications (USA) II L.P., First Lien Term Loan, (1 month USD LIBOR + 2.38%), 4.87%, due 1/3/25	534
551	Lions Gate Entertainment Corp., Term Loan B, (1 month USD LIBOR + 2.25%), 4.75%, due 3/24/25	541
126	Mission Broadcasting, Inc., Term Loan B3, (3 month USD LIBOR + 2.25%), 4.76%, due 1/17/24	122
731	Nexstar Broadcasting, Inc., Term Loan B3, (1 month USD LIBOR + 2.25%), 4.75%, due 1/17/24	706
1,444	Numericable, Term Loan B11, (1 month USD LIBOR + 2.75%), 5.25%, due 7/31/25	1,329
1,685	RCN Grande, First Lien Term Loan, (1 month USD LIBOR + 3.00%), 5.50%, due 2/1/24	1,634
920	Telenet Financing USD LLC, Term Loan AN, (1 month USD LIBOR + 2.25%), 4.76%, due 8/15/26	894
660	Unity Media, Term Loan B, (1 month USD LIBOR + 2.25%), 4.76%, due 9/30/25	649
1,083	UPC Financing Partnership, Term Loan AR, (1 month USD LIBOR + 2.50%), 5.01%, due 1/15/26	1,065
1,205	Virgin Media, Term Loan K, (1 month USD LIBOR + 2.50%), 5.01%, due 1/15/26	1,182
750	Wide Open West, Term Loan B, (USD LIBOR + 3.25%), due 8/18/23	715	(e)(f)
1,060	Ziggo Secured, Term Loan E, (1 month USD LIBOR + 2.50%), 5.01%, due 4/15/25	1,024
		14,941
Chemicals & Plastics 3.4%
	Allnex
335	Term Loan B2, (3 month USD LIBOR + 3.25%), 5.96%, due 9/13/23	329
252	Term Loan B3, (3 month USD LIBOR + 3.25%), 5.96%, due 9/13/23	248
1,649	Diversey, Term Loan, (USD LIBOR + 3.00%), 5.74%, due 9/6/24	1,551	(g)
440	Dupont Performance Coatings, Term Loan, (USD LIBOR + 1.75%), due 6/1/24	431	(e)(f)
441	HB Fuller, Term Loan B, (1 month USD LIBOR + 2.00%), 4.50%, due 10/20/24	432
435	Ineos Finance PLC, Term Loan B, (1 month USD LIBOR + 2.00%), 4.50%, due 3/31/24	422
	Invictus U.S., LLC
481	First Lien Term Loan, (1 month USD LIBOR + 3.00%), 5.50%, due 3/28/25	473
150	Second Lien Term Loan, (1 month USD LIBOR + 6.75%), 9.25%, due 3/28/26	148	(c)
675	Messer Industries, L.L.C., Term Loan, (USD LIBOR + 2.50%), due 10/1/25	660	(e)(f)
691	PQ Corporation, Term Loan B, (3 month USD LIBOR + 2.50%), 5.24%, due 2/8/25	672
781	Solenis International, LP, 2018 First Lien Term Loan, (3 month USD LIBOR + 4.00%), 6.71%, due 12/26/23	766
2,015	Starfruit Finco B.V., Term Loan B, (1 month USD LIBOR + 3.25%), 5.75%, due 10/1/25	1,968
1,736	Univar USA, Inc., Term Loan B, (1 month USD LIBOR + 2.25%), 4.75%, due 7/1/24	1,698
		9,798
Conglomerates 0.2%
721	Penn Engineering, Term Loan B, (1 month USD LIBOR + 2.75%), 5.25%, due 6/27/24	711

Containers & Glass Products 2.9%
656	Albea Beauty Holdings S.A, Term Loan B2, (USD LIBOR + 3.00%), 5.89%, due 4/22/24	635	(g)
1,731	Berlin Packaging LLC, First Lien Term Loan, (USD LIBOR + 3.00%), 5.55%, due 11/7/25	1,662	(g)
	Berry Global, Inc.
53	Term Loan S, (1 month USD LIBOR + 1.75%), 4.27%, due 2/8/20	52
335	Term Loan T, (1 month USD LIBOR + 1.75%), 4.27%, due 1/6/21	333
653	Term Loan R, (1 month USD LIBOR + 2.00%), 4.52%, due 1/19/24	645
1,344	BWAY Corporation, Term Loan B, (3 month USD LIBOR + 3.25%), 6.03%, due 4/3/24	1,294	(e)(f)
701	Consolidated Container, First Lien Term Loan, (1 month USD LIBOR + 2.75%), 5.25%, due 5/22/24	684
1,452	Reynolds Group, Term Loan, (1 month USD LIBOR + 2.75%), 5.25%, due 2/5/23	1,431
855	Tricorbraun, First Lien Term Loan, (3 month USD LIBOR + 3.75%), 6.55%, due 11/30/23	842	(g)
1,016	Trident TPI Holdings, Inc., Term Loan B1, (1 month USD LIBOR + 3.25%), 5.75%, due 10/17/24	979
		8,557
Cosmetics - Toiletries 0.2%
544	Prestige Brands, Inc., Term Loan B4, (1 month USD LIBOR + 2.00%), 4.50%, due 1/26/24	536

Diversified Insurance 0.7%
1,995	Sedgwick Claims Management Services, Inc., Term Loan B, (1 month USD LIBOR + 3.25%), 5.75%, due 12/31/25	1,942

Drugs 3.6%
730	Akorn, Inc., Term Loan B, (1 month USD LIBOR + 5.50%), 8.00%, due 4/16/21	585
1,708	Amneal Pharmaceuticals LLC, Term Loan B, (1 month USD LIBOR + 3.50%), 6.00%, due 5/4/25	1,690
25	Bausch Health Companies Inc., Term Loan B, (1 month USD LIBOR + 2.75%), 5.26%, due 11/27/25	24
1,590	Endo Luxembourg Finance Company I S.a.r.l., Term Loan B, (1 month USD LIBOR + 4.25%), 6.75%, due 4/29/24	1,573
2,117	Jaguar Holding Company II, Term Loan, (1 month USD LIBOR + 2.50%), 5.00%, due 8/18/22	2,072
1,390	Mallinckrodt International, Term Loan B, (3 month USD LIBOR + 2.75%), 5.55%, due 9/24/24	1,291
202	Mallinckrodt International Finance S.A., Term Loan B, (3 month USD LIBOR + 3.00%), 5.62%, due 2/24/25	190
130	Pharmaceutical Technologies & Services, Term Loan B, (1 month USD LIBOR + 2.25%), 4.75%, due 5/20/24	129
2,866	Valeant Pharmaceuticals International, Inc., Term Loan B, (1 month USD LIBOR + 3.00%), 5.51%, due 6/2/25	2,833
		10,387
Ecological Services & Equipment 0.7%
1,497	ADS Waste Holdings, Inc., Term Loan B3, (1 week USD LIBOR + 2.25%), 4.66%, due 11/10/23	1,479
469	GFL Environmental Inc., Term Loan, (1 month USD LIBOR + 3.00%), 5.50%, due 5/30/25	451
		1,930
Electronics - Electrical 8.3%
	Applied Systems
1,205	First Lien Term Loan, (1 month USD LIBOR + 3.00%), 5.50%, due 9/19/24	1,174
500	Second Lien Term Loan, (1 month USD LIBOR + 7.00%), 9.50%, due 9/19/25	497
1,452	Avast Software B.V., Term Loan B, (3 month USD LIBOR + 2.50%), 5.30%, due 9/30/23	1,433
1,385	Datatel-Sophia LP, Term Loan B, (3 month USD LIBOR + 3.25%), 6.05%, due 9/30/22	1,354
1,157	Dell, Term Loan B, (1 month USD LIBOR + 2.00%), 4.50%, due 9/7/23	1,140
	Dynatrace LLC
725	First Lien Term Loan, (1 month USD LIBOR + 3.25%), 5.75%, due 8/22/25	716	(e)(f)
144	Second Lien Term Loan, (1 month USD LIBOR + 7.00%), 9.50%, due 8/21/26	143	(e)(f)
1,250	Go Daddy, Term Loan, (1 month USD LIBOR + 2.25%), 4.75%, due 2/15/24	1,233
	Hyland Software, Inc.
853	Term Loan 3, (1 month USD LIBOR + 3.50%), 6.00%, due 7/1/24	841
461	Second Lien Term Loan, (1 month USD LIBOR + 7.00%), 9.50%, due 7/7/25	455
450	IFS, Term Loan B, (3 month USD LIBOR + 3.75%), 6.56%, due 7/31/24	435
1,819	Infor Global Solutions Ltd., Term Loan B6, (1 month USD LIBOR + 2.75%), 5.25%, due 2/1/22	1,807
580	Informatica LLC, Term Loan, (USD LIBOR + 3.25%), due 8/5/22	578	(e)(f)
800	Lumentum Holdings, First Lien Term Loan, (1 month USD LIBOR + 2.50%), 5.00%, due 8/7/25	786	(c)
	McAfee, LLC
1,441	Term Loan B, (1 month USD LIBOR + 3.75%), 6.25%, due 9/30/24	1,432	(e)(f)
285	Second Lien Term Loan, (USD LIBOR + 8.50%), due 9/29/25	289	(c)(e)(f)
570	Microchip Technology Incorporated, Term Loan B, (1 month USD LIBOR + 2.00%), 4.50%, due 5/29/25	560
185	MKS Instruments, Inc., Term Loan B5, (USD LIBOR + 2.25%), due 1/18/26	185	(e)(f)
	Optiv, Inc.
1,322	First Lien Term Loan, (1 month USD LIBOR + 3.25%), 5.75%, due 2/1/24	1,223
425	Second Lien Term Loan, (1 month USD LIBOR + 7.25%), 9.75%, due 2/1/25	391
2,916	Rackspace Hosting, Inc., First Lien Term Loan, (3 month USD LIBOR + 3.00%), 5.58%, due 11/3/23	2,699
893	Riverbed Technology, Term Loan, (1 month USD LIBOR + 3.25%), 5.75%, due 4/24/22	816
284	Southwire Company, Term Loan B, (1 month USD LIBOR + 2.00%), 4.51%, due 5/19/25	280
597	SS&C Technologies Holdings Europe S.A.R.L., Term Loan B4, (1 month USD LIBOR + 2.25%), 4.75%, due 4/16/25	585
1,552	SS&C Technologies Inc., Term Loan B3, (1 month USD LIBOR + 2.25%), 4.75%, due 4/16/25	1,520
1,080	Vertafore, Inc., First Lien Term Loan, (3 month USD LIBOR + 3.25%), 6.05%, due 7/2/25	1,047
516	Western Digital Corporation, Term Loan B4, (1 month USD LIBOR + 1.75%), 4.26%, due 4/29/23	503
		24,122
Equipment Leasing 0.6%
1,674	Avolon TLB Borrower 1 (US) LLC, Term Loan B3, (1 month USD LIBOR + 2.00%), 4.50%, due 1/15/25	1,656

Financial Intermediaries 2.2%
1,000	CITCO, Term Loan, (1 month USD LIBOR + 2.50%), 5.00%, due 9/28/23	975
	Edelman Financial Center, LLC
770	First Lien Term Loan, (3 month USD LIBOR + 3.25%), 6.04%, due 7/21/25	762
240	Second Lien Term Loan, (3 month USD LIBOR + 6.75%), 9.54%, due 7/20/26	235
1,015	Fortress Investment Group LLC, Term Loan B, (1 month USD LIBOR + 2.00%), 4.50%, due 12/27/22	1,000
809	Grosvenor Capital Management Holdings, LLP, Term Loan B, (1 month USD LIBOR + 2.75%), 5.25%, due 3/31/25	797
746	Guggenheim Partners, LLC, Term Loan, (1 month USD LIBOR + 2.75%), 5.25%, due 7/21/23	740
836	LPL Holdings, Inc., First Lien Term Loan B, (1 month USD LIBOR + 2.25%), 4.75%, due 9/23/24	827
447	PI US MergerCo, Inc., First Lien Term Loan, (1 month USD LIBOR + 3.50%), 6.00%, due 12/20/24	435
541	Royalty Pharma AG, Term Loan B6, (1 month USD LIBOR + 2.00%), 4.50%, due 3/27/23	535
		6,306
Food & Drug Retailers 0.3%
901	Albertsons LLC, Term Loan B5, (3 month USD LIBOR + 3.00%), 5.82%, due 12/21/22	888

Food Products 1.2%
884	CHG PPC Parent LLC, Term Loan B, (1 month USD LIBOR + 2.75%), 5.25%, due 3/31/25	864	(c)
713	Del Monte Foods, First Lien Term Loan, (3 month USD LIBOR + 3.25%), 5.90%, due 2/18/21	584
840	Jacobs Douwe Egberts International B.V., Term Loan B, (3 month USD LIBOR + 2.00%), 4.56%, due 11/1/25	829
592	Nomad Foods Europe Midco Ltd., Term Loan B4, (1 month USD LIBOR + 2.25%), 4.76%, due 5/15/24	575
792	Post Holdings, Term Loan, (1 month USD LIBOR + 2.00%), 4.52%, due 5/24/24	781
		3,633
Food Service 1.0%
1,047	Burger King Corporation, Term Loan B3, (1 month USD LIBOR + 2.25%), 4.75%, due 2/16/24	1,029
805	US Foods, Term Loan B, (1 month USD LIBOR + 2.00%), 4.50%, due 6/27/23	791
1,083	Welbilt, Inc., Term Loan B, (1 month USD LIBOR + 2.50%), 5.00%, due 10/23/25	1,057	(c)
		2,877
Health Care 6.3%
955	Acadia Healthcare Company, Inc., Term Loan B4, (1 month USD LIBOR + 2.50%), 5.00%, due 2/16/23	939
910	Auris Luxembourg III S.a.r.l., Term Loan B, (USD LIBOR + 3.75%), due 7/20/25	904	(e)(f)
1,041	Concentra Inc., First Lien Term Loan, (1 month USD LIBOR + 2.75%), 5.27%, due 6/1/22	1,031
525	Concentra Operating Company, Second Lien Term Loan, (1 month USD LIBOR + 6.50%), 9.02%, due 6/1/23	522
476	Convatec Inc., Term Loan B, (3 month USD LIBOR + 2.25%), 5.05%, due 10/31/23	471
1,560	Envision Healthcare Corporation, 2018 First Lien Term Loan, (1 month USD LIBOR + 3.75%), 6.25%, due 10/10/25	1,467
903	Grifols SA, Term Loan, (1 week USD LIBOR + 2.25%), 4.66%, due 1/31/25	890
854	HCA Inc., Term Loan B10, (1 month USD LIBOR + 2.00%), 4.50%, due 3/13/25	850
697	IQVIA Inc., Term Loan B3, (1 month USD LIBOR + 1.75%), 4.25%, due 6/11/25	684
949	Mediware Information System, Term Loan B, (1 month USD LIBOR + 3.50%), 6.00%, due 2/9/24	933
1,106	Multiplan, Inc., Term Loan B, (3 month USD LIBOR + 2.75%), 5.55%, due 6/7/23	1,069
1,531	National Mentor, Inc., Term Loan B, (3 month USD LIBOR + 3.00%), 5.80%, due 1/31/21	1,527
1,177	Ortho-Clinical Diagnostics SA, Term Loan B, (1 month USD LIBOR + 3.25%), 5.76%, due 6/30/25	1,137
	Pearl Intermediate Parent LLC
145	Term Loan, (USD LIBOR + 2.75%), 4.25%, due 2/14/25	139	(g)
644	First Lien Term Loan, (1 month USD LIBOR + 2.75%), 5.27%, due 2/14/25	615
233	Second Lien Term Loan, (1 month USD LIBOR + 6.25%), 8.77%, due 2/13/26	229	(c)
	Sound Inpatient Physicians
826	First Lien Term Loan, (1 month USD LIBOR + 2.75%), 5.25%, due 6/27/25	812
215	Second Lien Term Loan, (1 month USD LIBOR + 6.75%), 9.25%, due 6/26/26	212
333	Surgery Partners, Term Loan B, (1 month USD LIBOR + 3.25%), 5.75%, due 9/2/24	324
989	Syneos Health, Inc., Term Loan B, (1 month USD LIBOR + 2.00%), 4.50%, due 8/1/24	971
2,082	Team Health, Inc., First Lien Term Loan, (1 month USD LIBOR + 2.75%), 5.25%, due 2/6/24	1,869	(c)
723	Verscend Holding Corp., Term Loan B, (1 month USD LIBOR + 4.50%), 7.00%, due 8/27/25	716
		18,311
Industrial Equipment 3.7%
1,000	AL Alpine AT Bidco GmbH, Term Loan B, (3 month USD LIBOR + 3.25%), 5.81%, due 10/31/25	960	(c)
	Brookfield WEC Holdings Inc.
1,280	First Lien Term Loan, (1 month USD LIBOR + 3.75%), 6.25%, due 8/1/25	1,273
165	Second Lien Term Loan, (1 month USD LIBOR + 6.75%), 9.25%, due 8/3/26	164
673	Clark Equipment Company, Term Loan B, (3 month USD LIBOR + 2.00%), 4.80%, due 5/18/24	660
	Crosby Worldwide
1,534	First Lien Term Loan, (1 month USD LIBOR + 3.00%), 5.50%, due 11/23/20	1,419
440	Second Lien Term Loan, (1 month USD LIBOR + 6.00%), 8.50%, due 11/22/21	387
1,185	Filtration Group Corporation, First Lien Term Loan, (1 month USD LIBOR + 3.00%), 5.50%, due 3/29/25	1,173
608	Gardner Denver, Term Loan B, (1 month USD LIBOR + 2.75%), 5.25%, due 7/30/24	604
1,311	Gates Global LLC, Term Loan B, (1 month USD LIBOR + 2.75%), 5.25%, due 4/1/24	1,282
443	Harsco Corporation, Term Loan B1, (1 month USD LIBOR + 2.25%), 4.75%, due 12/6/24	439
416	Hyster-Yale Group, Term Loan B, (1 month USD LIBOR + 3.25%), 5.75%, due 5/30/23	412
1,065	Milacron LLC, Term Loan B, (1 month USD LIBOR + 2.50%), 5.00%, due 9/28/23	1,045	(c)
968	Pro Mach Group, Inc., Term Loan B, (1 month USD LIBOR + 3.00%), 5.51%, due 3/7/25	936
		10,754
Leisure Goods - Activities - Movies 3.1%
489	Amc Entertainment, Term Loan, (1 month USD LIBOR + 2.25%), 4.76%, due 12/15/22	480
749	CityCenter, Term Loan B, (1 month USD LIBOR + 2.25%), 4.75%, due 4/18/24	735
1,689	Crown Finance US, Inc., Term Loan, (1 month USD LIBOR + 2.50%), 5.00%, due 2/28/25	1,647
1,610	Delta 2 (LUX) S.a.r.l., Term Loan, (1 month USD LIBOR + 2.50%), 5.00%, due 2/1/24	1,546
785	Match Group Inc., Term Loan B, (2 month USD LIBOR + 2.50%), 5.09%, due 11/16/22	780	(c)
641	Nielsen Business Media, Term Loan B, (1 month USD LIBOR + 2.75%), 5.25%, due 5/22/24	623
1,890	Seaworld, Term Loan B5, (1 month USD LIBOR + 3.00%), 5.50%, due 3/31/24	1,851
1,410	WMG Acquisition Corp., Term Loan F, (1 month USD LIBOR + 2.13%), 4.62%, due 11/1/23	1,382
		9,044
Lodging & Casinos 5.7%
725	Boyd Gaming Corporation, Term Loan B3, (USD LIBOR + 2.25%), due 9/15/23	715	(e)(f)
692	Caesars Entertainment Operating Company, Term Loan, (1 month USD LIBOR + 2.00%), 4.50%, due 10/6/24	677
1,084	Caesars Resort Collection, LLC, First Lien Term Loan B, (1 month USD LIBOR + 2.75%), 5.25%, due 12/22/24	1,068
921	Eldorado Resorts, Term Loan B, (USD LIBOR + 2.25%), 4.81%, due 4/17/24	909
572	Four Seasons Holdings Inc., First Lien Term Loan, (1 month USD LIBOR + 2.00%), 4.50%, due 11/30/23	562
	Golden Entertainment, Inc.
1,355	First Lien Term Loan, (1 month USD LIBOR + 3.00%), 5.51%, due 10/21/24	1,329
730	Second Lien Term Loan, (1 month USD LIBOR + 7.00%), 9.50%, due 10/20/25	712
387	GVC Holdings PLC, Term Loan, (1 month USD LIBOR + 2.50%), 5.00%, due 3/29/24	382
1,024	MGM Growth Properties, Term Loan B, (1 month USD LIBOR + 2.00%), 4.50%, due 3/21/25	1,007
1,831	Mohegan Tribal Gaming, Term Loan B, (1 month USD LIBOR + 4.00%), 6.50%, due 10/13/23	1,695
465	Penn National Gaming, Inc., First Lien Term Loan, (1 month USD LIBOR + 2.25%), 4.76%, due 10/15/25	459
430	RHP Hotel Properties, LP, Term Loan B, (3 month USD LIBOR + 2.00%), 4.78%, due 5/11/24	425
2,210	Scientific Games International, Inc., Term Loan B5, (1 month USD LIBOR + 2.75%), 5.25%, due 8/14/24	2,140
1,010	Stars Group Holdings B.V. (The), Term Loan, (3 month USD LIBOR + 3.50%), 6.30%, due 7/10/25	1,000
891	Station Casinos, Term Loan B, (1 month USD LIBOR + 2.50%), 5.00%, due 6/8/23	879
2,349	Twin Rivers Casino, Term Loan B, (3 month USD LIBOR + 3.50%), 6.30%, due 7/10/20	2,333
295	Wynn Resorts, Limited, Term Loan B, (1 month USD LIBOR + 2.25%), 4.75%, due 10/30/24	287
		16,579
Oil & Gas 3.6%
681	Brazos Delaware II, LLC, Term Loan B, (1 month USD LIBOR + 4.00%), 6.50%, due 5/21/25	643
1,320	Caprock Midstream LLC, First Lien Term Loan, (2 month USD LIBOR + 4.75%), 7.37%, due 11/3/25	1,254
1,630	EagleClaw, Term Loan B, (2 month USD LIBOR + 4.25%), 6.87%, due 6/24/24	1,554
735	Gavilan Resources, Second Lien Term Loan, (1 month USD LIBOR + 6.00%), 8.52%, due 3/1/24	587
868	Grizzly Acquisitions Inc., Term Loan B, (3 month USD LIBOR + 3.25%), 6.05%, due 10/1/25	863
1,643	Lucid Energy Group II LLC, First Lien Term Loan, (1 month USD LIBOR + 3.00%), 5.52%, due 2/17/25	1,541
1,369	Medallion Midland Acquisition, LLC, First Lien Term Loan, (1 month USD LIBOR + 3.25%), 5.75%, due 10/30/24	1,313
1,497	Rover, Term Loan B, (3 month USD LIBOR + 3.50%), 6.24%, due 10/31/24	1,480
1,297	Traverse Midstream Partners LLC, Term Loan, (6 month USD LIBOR + 4.00%), 6.60%, due 9/27/24	1,288
		10,523
Property & Casualty Insurance 0.9%
	Asurion LLC
1,978	Term Loan B7, (1 month USD LIBOR + 3.00%), 5.50%, due 11/3/24	1,945
705	Second Lien Term Loan, (1 month USD LIBOR + 6.50%), 9.00%, due 8/4/25	709	(e)(f)
		2,654
Publishing 0.3%
846	Harland Clarke Holdings Corp., Term Loan B7, (3 month USD LIBOR + 4.75%), 7.55%, due 11/3/23	785

Radio & Television 1.9%
1,274	Cumulus Media New Holdings Inc., Exit Term Loan, (1 month USD LIBOR + 4.50%), 7.00%, due 5/15/22	1,227
224	Gray Television Inc., Term Loan B, (3 month USD LIBOR + 2.25%), 4.77%, due 2/7/24	220
3,256	iHeartCommunications, Inc., Term Loan D, (3 month USD LIBOR + 6.75%), due 1/30/20	2,191	(h)
2,012	Univision Communications Inc., Term Loan C5, (1 month USD LIBOR + 2.75%), 5.25%, due 3/15/24	1,870
		5,508
Retailers (except food & drug) 2.9%
2,240	Bass Pro Shops, Term Loan B, (1 month USD LIBOR + 5.00%), 7.50%, due 9/25/24	2,212
1,872	BJS Wholesale Club Inc., First Lien Term Loan, (1 month USD LIBOR + 3.00%), 5.51%, due 2/3/24	1,854
	EG Finco Limited
1,232	Term Loan, (3 month USD LIBOR + 4.00%), 6.81%, due 2/7/25	1,188
155	Second Lien Term Loan, (3 month USD LIBOR + 8.00%), 10.81%, due 4/20/26	150
635	EG Group Limited, Term Loan B, (3 month USD LIBOR + 4.00%), 6.81%, due 2/7/25	613
638	PetSmart, Inc., Term Loan B2, (1 month USD LIBOR + 3.00%), 5.52%, due 3/11/22	533
341	Shutterfly, Inc., Term Loan B2, (1 month USD LIBOR + 2.75%), 5.25%, due 8/17/24	332
1,494	Staples, Term Loan B, (3 month USD LIBOR + 4.00%), 6.54%, due 9/12/24	1,466
		8,348
Steel 1.2%
1,306	Big River Steel LLC, Term Loan B, (3 month USD LIBOR + 5.00%), 7.80%, due 8/23/23	1,302
1,072	MRC Global (US) Inc., First Lien Term Loan B, (1 month USD LIBOR + 3.00%), 5.50%, due 9/20/24	1,061	(c)
1,283	TMS International Corp., Term Loan B2, (USD LIBOR + 2.75%), 5.40%, due 8/14/24	1,241	(g)
		3,604
Surface Transport 0.4%
1,080	Hertz Corporation, Term Loan B, (1 month USD LIBOR + 2.75%), 5.25%, due 6/30/23	1,050

Telecommunications 6.4%
2,648	Centurylink, Term Loan B, (1 month USD LIBOR + 2.75%), 5.25%, due 1/31/25	2,528
285	Communications Sales and Leasing Inc., Term Loan B, (USD LIBOR + 3.00%), due 10/24/22	267	(e)(f)
727	Consolidated Communications Inc., Term Loan B, (1 month USD LIBOR + 3.00%), 5.50%, due 10/4/23	700
	Frontier Communications Corp.
343	Term Loan A, (1 month USD LIBOR + 2.75%), 5.25%, due 3/31/21	332
1,070	Term Loan B1, (1 month USD LIBOR + 3.75%), 6.25%, due 6/15/24	1,021
2,323	GTT Communications, Inc., Term Loan B, (1 month USD LIBOR + 2.75%), 5.25%, due 5/31/25	2,177
	Intelsat Jackson HLDG
1,345	Term Loan B3, (1 month USD LIBOR + 3.75%), 6.25%, due 11/27/23	1,332
951	Term Loan B5, 6.63%, due 1/2/24	950	(i)
145	Term Loan B4, (1 month USD LIBOR + 4.50%), 7.00%, due 1/2/24	147
1,040	Level 3 Financing, Inc., Term Loan B, (1 month USD LIBOR + 2.25%), 4.76%, due 2/22/24	1,020
676	MTN Infrastructure TopCo Inc., First Lien Term Loan B, (1 month USD LIBOR + 3.00%), 5.50%, due 11/15/24	665
177	SBA Senior Finance II LLC, Term Loan B, (1 month USD LIBOR + 2.00%), 4.50%, due 4/11/25	173
	Sprint Communications, Inc.
1,135	Term Loan B, (USD LIBOR + 3.00%), due 2/2/24	1,117	(e)(f)
1,481	First Lien Term Loan B, (1 month USD LIBOR + 2.50%), 5.00%, due 2/2/24	1,446
	Syniverse Holdings, Inc.
2,069	First Lien Term Loan, (1 month USD LIBOR + 5.00%), 7.51%, due 3/9/23	1,874
265	Second Lien Term Loan, (1 month USD LIBOR + 9.00%), 11.51%, due 3/11/24	225
1,432	Telesat, Term Loan B4, (3 month USD LIBOR + 2.50%), 5.31%, due 11/17/23	1,403
305	Windstream Services, LLC, Term Loan B7, (1 month USD LIBOR + 3.25%), 5.76%, due 2/17/24	263
819	Zayo Group, Term Loan, (1 month USD LIBOR + 2.25%), 4.75%, due 1/19/24	811
		18,451
Utilities 3.9%
746	Calpine Construction Finance Company, L.P., Term Loan B, (1 month USD LIBOR + 2.50%), 5.00%, due 1/15/25	729
	Calpine Corp.
424	Term Loan B6, (3 month USD LIBOR + 2.50%), 5.31%, due 1/15/23	417
668	Term Loan B5, (3 month USD LIBOR + 2.50%), 5.31%, due 1/15/24	655
1,216	Compass Power Generation LLC, Term Loan B, (1 month USD LIBOR + 3.50%), 6.00%, due 12/20/24	1,211
665	Edgewater Generation, L.L.C., Term Loan, (1 month USD LIBOR + 3.75%), 6.25%, due 12/13/25	658
628	Kestrel Acquisition, LLC, Term Loan B, (1 month USD LIBOR + 4.25%), 6.75%, due 6/2/25	622
1,444	Nautilus Power LLC, Term Loan B, (1 month USD LIBOR + 4.25%), 6.75%, due 5/16/24	1,432
446	PG&E Corp., Term Loan, (USD LIBOR + 2.25%), due 12/31/20	445	(e)(f)
960	RJS Power Holdings LLC, Term Loan B1, (1 month USD LIBOR + 4.00%), 6.50%, due 7/15/23	946
	Texas Competitive
1,107	Term Loan B, (1 month USD LIBOR + 2.00%), 4.50%, due 8/4/23	1,088
1,487	Term Loan B2, (1 month USD LIBOR + 4.00%), 6.50%, due 4/15/24	1,467
1,699	TPF II, Term Loan B, (1 month USD LIBOR + 3.75%), 6.25%, due 10/2/23	1,656
		11,326

	Total Loan Assignments (Cost $261,340)	253,848

Corporate Bonds 1.3%

Business Equipment & Services 0.1%
289	Brock Holdings Notes 2022, 15.00%, due 10/24/22	289	(a)(b)

Cable & Satellite Television 0.2%
535	Altice Financing SA, 6.63%, due 2/15/23	538	(j)(k)

Energy - Exploration & Production 0.2%
860	EP Energy LLC/Everest Acquisition Finance, Inc., 8.00%, due 2/15/25	425	(j)(k)

Media Content 0.2%
720	Univision Communications, Inc., 5.13%, due 2/15/25	656	(j)(k)

Medical Products 0.2%
565	Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA, 6.63%, due 5/15/22	545	(j)(k)

Oil Field Equipment & Services 0.1%
340	Precision Drilling Corp., 7.75%, due 12/15/23	325	(k)

Printing & Publishing 0.1%
365	Harland Clarke Holdings Corp., 8.38%, due 8/15/22	342	(j)(k)

Support - Services 0.1%
300	Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25%, due 5/15/23	317	(j)

Telecom - Wireless 0.1%
320	Wind Tre SpA, 5.00%, due 1/20/26	263	(j)(k)

	Total Corporate Bonds (Cost $4,231)	3,700

Asset-Backed Securities 3.8%
390	Apidos CLO, Ser. 2015-22A, Class D, (3 month USD LIBOR + 6.00%), 8.76%, due 10/20/27	376	(d)(j)(k)
500	Ares XLIII CLO Ltd., Ser. 2017-43A, Class E, (3 month USD LIBOR + 6.47%), 9.26%, due 10/15/29	484	(d)(j)(k)
400	BlueMountain CLO Ltd., Ser. 2018-2A, Class E, (3 month USD LIBOR + 6.05%), 8.31%, due 8/15/31	377	(d)(j)
250	Dryden 45 Senior Loan Fund, Ser. 2016-45A, Class ER, (3 month USD LIBOR + 5.85%), 8.64%, due 10/15/30	235	(d)(j)
400	Eaton Vance CLO Ltd., Ser. 2018-1A, Class E, (3 month USD LIBOR + 6.00%), 8.45%, due 10/15/30	376	(d)(j)(k)
500	Galaxy XXV CLO Ltd., Ser. 2018-25A, Class E, (3 month USD LIBOR + 5.95%), 8.29%, due 10/25/31	467	(d)(j)(k)
350	Galaxy XXVI CLO Ltd., Ser. 2018-26A, Class E, (3 month USD LIBOR + 5.85%), 8.50%, due 11/22/31	322	(d)(j)
250	KKR CLO 23 Ltd., Ser. 2023, Class E, (3 month USD LIBOR + 6.00%), 8.49%, due 10/20/31	237	(d)(j)
400	Madison Park Funding XIV Ltd., Ser. 2014-14A, Class ER, (3 month USD LIBOR + 5.80%), 8.56%, due 10/22/30	377	(d)(j)
	Magnetite CLO Ltd.
500	Ser. 2014-8A, Class ER2, (3 month USD LIBOR + 5.65%), 8.44%, due 4/15/31	476	(d)(j)(k)
385	Ser. 2015-15A, Class ER, (3 month USD LIBOR + 5.20%), 7.97%, due 7/25/31	344	(d)(j)
700	Ser. 2015-12A, Class ER, (3 month USD LIBOR + 5.68%), 8.47%, due 10/15/31	649	(d)(j)(k)
800	OCP CLO Ltd., Ser. 2018-15A, Class D, (3 month USD LIBOR + 5.85%), 8.32%, due 7/20/31	751	(d)(j)(k)
400	Octagon Investment Partners 39 Ltd., Ser. 2018-3A, Class E, (3 month USD LIBOR + 5.75%), 8.21%, due 10/20/30	377	(d)(j)
1,000	Palmer Square CLO Ltd., Ser. 2015-1A, Class DR, (3 month USD LIBOR + 6.20%), 8.85%, due 5/21/29	960	(d)(j)(k)
600	Parallel Ltd., Ser. 2018-1A, Class C, (3 month USD LIBOR + 2.80%), 5.56%, due 4/20/31	560	(d)(j)(k)
550	Post CLO Ltd., Ser. 2018-1A, Class E, (3 month USD LIBOR + 5.87%), 8.65%, due 4/16/31	514	(d)(j)(k)
335	Riserva CLO Ltd., Ser. 2016-3A, Class E, (3 month USD LIBOR + 6.75%), 9.53%, due 10/18/28	331	(d)(j)
685	TCI-Flatiron CLO Ltd., Ser. 2016-1A, Class E, (3 month USD LIBOR + 7.25%), 10.02%, due 7/17/28	691	(d)(j)(k)
900	TRESTLES CLO II Ltd., Ser. 2018-2A, Class D, (3 month USD LIBOR + 5.75%), 8.08%, due 7/25/31	841	(d)(j)(k)
1,000	TRESTLES CLO Ltd., Ser. 2017-1A, Class D, (3 month USD LIBOR + 6.68%), 9.45%, due 7/25/29	949	(d)(j)(k)
250	Voya CLO Ltd., Ser. 2016-3A, Class DR, (3 month USD LIBOR + 6.08%), 8.86%, due 10/18/31	236	(d)(j)

	Total Asset-Backed Securities (Cost $11,371)	10,930

NUMBER OF SHARES

Short-Term Investments 3.5%

Investment Companies 3.5%
10,250,187	State Street Institutional U.S. Government Money Market Fund Premier Class, 2.32%(l) (Cost $10,250)	10,250	(k)

	Total Investments 96.4% (Cost $287,784)	279,362

	Other Assets Less Liabilities 3.6%	10,304	(m)

	Net Assets 100.0%	$289,666

*	Non-income producing security.
(a)	Illiquid security.
(b)
Security fair valued as of January 31, 2019 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at January 31, 2019 amounted to approximately $725,000, which represents 0.3% of net assets of the Fund.

(c)	Value determined using significant unobservable inputs.
(d)	Variable or floating rate security. The interest rate shown was the current rate as of January 31, 2019 and changes periodically.
(e)	All or a portion of this security was purchased on a delayed delivery basis.
(f)	All or a portion of this security has not settled as of January 31, 2019 and thus may not have an interest rate in effect. Interest rates do not take effect until settlement.
(g)
The stated interest rate represents the weighted average interest rate at January 31, 2019 of the underlying contracts within the Loan Assignment. Interest rates on the underlying contracts are primarily determined by reference to the indicated base lending rate and spread, which are indicated in the security description, and the reset period, which is generally weekly, monthly or quarterly.

(h)	Defaulted Security.
(i)	Fixed coupon.
(j)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2019, these securities amounted to approximately $14,016,000, which represents 4.8% of net assets of the Fund. Securities denoted with (j) but without (a) have been deemed by the investment manager to be liquid.

(k)	All or a portion of this security is segregated in connection with obligations for delayed delivery securities with a total value of approximately $21,438,000.
(l)	Represents 7-day effective yield as of January 31, 2019.
(m)	As of January 31, 2019, the value of unfunded loan commitments was approximately $191,000 of the Fund (see Notes to Schedule of Investments).

See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of January 31, 2019:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3(b)	Total
Investments:
Common Stocks
Business Equipment & Services	$—	$—	$436	$436
Other Common Stocks(a)	198	—	—	198
Total Common Stocks	198	—	436	634
Loan Assignments
Aerospace & Defense	—	3,182	754	3,936
Automotive	—	4,122	1,048	5,170
Building & Development	—	11,265	279	11,544
Business Equipment & Services	—	26,585	1,072	27,657
Chemicals & Plastics	—	9,650	148	9,798
Electronics - Electrical	—	23,047	1,075	24,122
Food Products	—	2,769	864	3,633
Health Care	—	16,213	2,098	18,311
Industrial Equipment	—	8,749	2,005	10,754
Steel	—	2,543	1,061	3,604
Other Loan Assignments(a)	—	135,319	—	135,319
Total Loan Assignments	—	243,444	10,404	253,848
Corporate Bonds(a)	—	3,700	—	3,700
Asset-Backed Securities	—	10,930	—	10,930
Short-Term Investments	—	10,250	—	10,250
Total Investments	$198	$268,324	$10,840	$279,362

(a)	The Schedule of Investments provides information on the industry or sector categorization for the portfolio.

(b)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance, as of 11/01/2018	Accrued discounts/ (premiums)	Realized gain/ (loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 1/31/2019	Net change in unrealized appreciation/ (depreciation) from investments still held as of 1/31/2019
Investments in securities:
Common Stocks(c)
Business Equipment & Services	$436	$—	$—	$—	$—	$—	$—	$—	$436	$—
Loan Assignments(d)
Aerospace & Defense	—	—	—	4	750	—	—	—	754	4
Automotive	—	—	—	(16)	—	(3)	1,067	—	1,048	(16)
Building & Development	1,762	—	(3)	(5)	—	(377)	—	(1,098)	279	(5)
Business Equipment & Services	1,026	—	(2)	(3)	718	(264)	623	(1,026)	1,072	(3)
Chemicals & Plastics	149	—	—	(1)	—	—	—	—	148	(1)
Electronics - Electrical	802	—	—	(16)	289	—	—	—	1,075	(16)
Financial Intermediaries	560	—	(25)	2	—	(537)	—	—	—	—
Food Products	882	—	—	(16)	—	(2)	—	—	864	(16)
Food Service	1,137	—	—	—	—	—	—	(1,137)	—	—
Health Care	233	—	—	(100)	—	(5)	1,970	—	2,098	(100)
Industrial Equipment	1,000	—	(9)	(60)	—	(1,131)	2,205	—	2,005	(60)
Leisure Goods - Activities - Movies	789	—	—	—	—	—	—	(789)	—	—
Lodging & Casinos	2,074	—	(4)	(108)	—	(1,962)	—	—	—	—
Oil & Gas Retailers	1,310	—	—	—	—	—	—	(1,310)	—	—
Retailers (except food & drug)	241	—	(12)	2	—	(231)	—	—	—	—
Steel	2,389	—	—	(11)	—	(3)	—	(1,314)	1,061	(11)
Utilities	652	—	(34)	(6)	—	(612)	—	—	—	—
Corporate Bonds(c)
Business Equipment & Services	288	—	—	—	—	—	—	(288)	—	—
Total	$15,730	$—	$(89)	$(334)	$1,757	$(5,127)	$5,865	$(6,962)	$10,840	$(224)

(c)  As of the period ended January 31, 2019, these investments were valued in accordance with procedures approved by the Board of Trustees. These investments did not have a material impact on the Fund’s net assets and, therefore, disclosure of unobservable inputs used in formulating valuations is not presented.

(d) Securities categorized as Level 3 were valued based on a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

^ A balance indicated with a "-", either reflects a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^
(Unaudited) January 31, 2019

PRINCIPAL AMOUNT		VALUE†
(000's omitted)		(000's omitted)

Loan Assignments(a) 6.6%

Building & Development 0.1%
2,095	Realogy Corporation, Term Loan B, (1 month USD LIBOR + 2.25%), 4.76%, due 2/8/25	$2,037

Business Equipment & Services 0.6%
5,997	First Data Corporation, Term Loan, (1 month USD LIBOR + 2.00%), 4.52%, due 7/8/22	5,971
1,146	Iron Mountain, Inc., Term Loan B, (1 month USD LIBOR + 1.75%), 4.25%, due 1/2/26	1,109
4,441	Presidio, Term Loan B, (USD LIBOR + 2.75%), 5.54%, due 2/2/24	4,384	(b)
1,934	Servicemaster Company, Term Loan B, (1 month USD LIBOR + 2.50%), 5.00%, due 11/8/23	1,922
		13,386
Cable & Satellite Television 0.5%
7,958	Altice France S.A., Term Loan B13, (1 month USD LIBOR + 4.00%), 6.51%, due 8/14/26	7,495
3,515	Altice US Finance I Corporation, LLC, Term Loan, (1 month USD LIBOR + 2.25%), 4.76%, due 1/15/26	3,383
		10,878
Chemicals & Plastics 0.3%
2,530	PQ Corporation, Term Loan B, (3 month USD LIBOR + 2.50%), 5.24%, due 2/8/25	2,460
4,261	Starfruit Finco B.V., Term Loan B, (1 month USD LIBOR + 3.25%), 5.75%, due 10/1/25	4,163
		6,623
Containers & Glass Products 0.5%
4,930	Berlin Packaging LLC, First Lien Term Loan, (USD LIBOR + 3.00%), 5.55%, due 11/7/25	4,733	(b)
3,127	BWAY Corporation, Term Loan B, (3 month USD LIBOR + 3.25%), 6.03%, due 4/3/24	3,012
3,843	Reynolds Group, Term Loan, (1 month USD LIBOR + 2.75%), 5.25%, due 2/5/23	3,785
		11,530
Diversified Insurance 0.2%
3,880	Sedgwick Claims Management Services, Inc., Term Loan B, (1 month USD LIBOR + 3.25%), 5.75%, due 12/31/25	3,777

Drugs 0.4%
3,720	Bausch Health Companies Inc., Term Loan B, (1 month USD LIBOR + 2.75%), 5.26%, due 11/27/25	3,665
3,420	Mallinckrodt International, Term Loan B, (3 month USD LIBOR + 2.75%), 5.55%, due 9/24/24	3,175
755	Mallinckrodt International Finance S.A., Term Loan B, (3 month USD LIBOR + 3.00%), 5.62%, due 2/24/25	708
1,807	Valeant Pharmaceuticals International, Inc., Term Loan B, (1 month USD LIBOR + 3.00%), 5.51%, due 6/2/25	1,787
		9,335
Ecological Services & Equipment 0.1%
2,050	ADS Waste Holdings, Inc., Term Loan B3, (1 week USD LIBOR + 2.25%), 4.66%, due 11/10/23	2,025

Electronics - Electrical 0.9%
9,775	Dell, Term Loan B, (1 month USD LIBOR + 2.00%), 4.50%, due 9/7/23	9,632
2,197	SS&C Technologies Holdings Europe S.A.R.L., Term Loan B4, (1 month USD LIBOR + 2.25%), 4.75%, due 4/16/25	2,151
	SS&C Technologies Inc.
5,711	Term Loan B3, (1 month USD LIBOR + 2.25%), 4.75%, due 4/16/25	5,591
1,297	Term Loan B5, (1 month USD LIBOR + 2.25%), 4.75%, due 4/16/25	1,271
		18,645
Food Service 0.2%
4,823	Burger King Corporation, Term Loan B3, (1 month USD LIBOR + 2.25%), 4.75%, due 2/16/24	4,739

Health Care 0.5%
4,195	Multiplan, Inc., Term Loan B, (3 month USD LIBOR + 2.75%), 5.55%, due 6/7/23	4,055
7,952	Team Health, Inc., First Lien Term Loan, (1 month USD LIBOR + 2.75%), 5.25%, due 2/6/24	7,136	(c)
		11,191
Leisure Goods - Activities - Movies 0.5%
4,189	Crown Finance US, Inc., Term Loan, (1 month USD LIBOR + 2.50%), 5.00%, due 2/28/25	4,083
7,683	Seaworld, Term Loan B5, (1 month USD LIBOR + 3.00%), 5.50%, due 3/31/24	7,525
		11,608
Lodging & Casinos 0.5%
5,239	Boyd Gaming Corporation, Term Loan B3, (1 week USD LIBOR + 2.25%), 4.66%, due 9/15/23	5,164	(d)(e)
4,739	Mohegan Tribal Gaming, Term Loan B, (1 month USD LIBOR + 4.00%), 6.50%, due 10/13/23	4,388
		9,552
Publishing 0.2%
3,825	R.R. Donnelley & Sons Company, Term Loan B, (1 month USD LIBOR + 5.00%), 7.51%, due 1/15/24	3,777

Radio & Television 0.1%
3,206	Univision Communications Inc., Term Loan C5, (1 month USD LIBOR + 2.75%), 5.25%, due 3/15/24	2,980

Retailers (except food & drug) 0.2%
3,029	Bass Pro Shops, Term Loan B, (1 month USD LIBOR + 5.00%), 7.50%, due 9/25/24	2,991
1,997	CDW LLC, Term Loan B, (1 month USD LIBOR + 1.75%), 4.25%, due 8/17/23	1,986
		4,977
Telecommunications 0.5%
5,544	Centurylink, Term Loan B, (1 month USD Fixed + 2.75%), 5.25%, due 1/31/25	5,293
4,445	Intelsat Jackson HLDG, Term Loan B3, (1 month USD LIBOR + 3.75%), 6.25%, due 11/27/23	4,401
		9,694
Utilities 0.3%
4,505	Calpine Corp., Term Loan B6, (3 month USD LIBOR + 2.50%), 5.31%, due 1/15/23	4,427
2,117	Texas Competitive, Term Loan B2, (1 month USD LIBOR + 2.25%), 4.75%, due 12/14/23	2,094
		6,521

	Total Loan Assignments (Cost $146,498)	143,275

Corporate Bonds 90.5%

Advertising 2.1%
1,340	Clear Channel Worldwide Holdings, Inc., Ser. A, 6.50%, due 11/15/22	1,370
	Lamar Media Corp.
2,375	5.00%, due 5/1/23	2,393
1,685	5.75%, due 2/1/26	1,745
2,165	MDC Partners, Inc., 6.50%, due 5/1/24	1,971	(f)
	Nielsen Co. Luxembourg SARL
3,975	5.50%, due 10/1/21	4,006	(f)
5,665	5.00%, due 2/1/25	5,622	(f)
	Nielsen Finance LLC/Nielsen Finance Co.
6,755	4.50%, due 10/1/20	6,738
10,800	5.00%, due 4/15/22	10,784	(f)
	Outfront Media Capital LLC/Outfront Media Capital Corp.
2,035	5.25%, due 2/15/22	2,055
3,250	5.63%, due 2/15/24	3,287
5,860	5.88%, due 3/15/25	5,919
		45,890
Aerospace & Defense 0.7%
3,715	BBA US Holdings, Inc., 5.38%, due 5/1/26	3,715	(f)
12,070	TransDigm, Inc., 6.25%, due 3/15/26	12,251	(f)(g)
		15,966
Auto Parts & Equipment 0.5%
3,045	Goodyear Tire & Rubber Co., 5.13%, due 11/15/23	3,037
4,215	IHO Verwaltungs GmbH, 4.50% Cash/5.25% PIK, due 9/15/23	4,015	(f)(h)
4,352	ZF N.A. Capital, Inc., 4.00%, due 4/29/20	4,338	(f)
		11,390
Banking 2.5%
	Ally Financial, Inc.
23,840	8.00%, due 3/15/20	24,943
10,800	4.25%, due 4/15/21	10,867
	CIT Group, Inc.
6,225	4.13%, due 3/9/21	6,240
8,240	5.00%, due 8/15/22	8,446
4,585	4.75%, due 2/16/24	4,637
		55,133
Brokerage 0.6%
12,715	LPL Holdings, Inc., 5.75%, due 9/15/25	12,503	(f)

Building & Construction 2.4%
	Lennar Corp.
1,970	8.38%, due 1/15/21	2,123
4,965	5.38%, due 10/1/22	5,089
6,290	4.75%, due 11/15/22	6,314
6,965	4.88%, due 12/15/23	6,965
3,585	5.25%, due 6/1/26	3,495
6,835	PulteGroup, Inc., 4.25%, due 3/1/21	6,929
	Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.
3,530	5.25%, due 4/15/21	3,534	(f)
4,458	5.63%, due 3/1/24	4,335	(f)
	Toll Brothers Finance Corp.
3,730	4.38%, due 4/15/23	3,655
1,605	5.63%, due 1/15/24	1,645
3,535	4.88%, due 3/15/27	3,403
4,715	4.35%, due 2/15/28	4,291
1,870	TRI Pointe Group, Inc., 5.25%, due 6/1/27	1,618
		53,396
Building Materials 0.4%
4,690	HD Supply, Inc., 5.38%, due 10/15/26	4,713	(f)
865	Jeld-Wen, Inc., 4.88%, due 12/15/27	766	(f)
2,350	USG Corp., 5.50%, due 3/1/25	2,391	(f)
		7,870
Cable & Satellite Television 7.6%
3,100	Altice Financing SA, 6.63%, due 2/15/23	3,116	(f)
4,075	Altice France SA, 8.13%, due 2/1/27	4,014	(f)
	Altice Luxembourg SA
12,440	7.75%, due 5/15/22	12,067	(f)
7,080	7.63%, due 2/15/25	6,018	(f)
	CCO Holdings LLC/CCO Holdings Capital Corp.
7,485	5.25%, due 9/30/22	7,567
12,550	5.13%, due 5/1/23	12,718	(f)
3,205	5.88%, due 4/1/24	3,286	(f)
11,955	5.75%, due 2/15/26	12,164	(f)
10,835	5.00%, due 2/1/28	10,293	(f)
	CSC Holdings LLC
8,142	5.13%, due 12/15/21	8,155	(f)
3,250	5.38%, due 7/15/23	3,282	(f)
7,395	7.75%, due 7/15/25	7,746	(f)
2,980	6.63%, due 10/15/25	3,118	(f)
9,373	10.88%, due 10/15/25	10,802	(f)
6,345	5.50%, due 5/15/26	6,282	(f)
3,875	5.50%, due 4/15/27	3,788	(f)
2,965	7.50%, due 4/1/28	3,047	(f)
	DISH DBS Corp.
2,245	6.75%, due 6/1/21	2,287
9,430	5.88%, due 11/15/24	7,815
	Numericable-SFR SA
6,815	6.25%, due 5/15/24	6,681	(f)
10,965	7.38%, due 5/1/26	10,581	(f)
4,910	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.00%, due 1/15/25	4,990	(f)
3,465	UPCB Finance IV Ltd., 5.38%, due 1/15/25	3,335	(f)
2,490	Virgin Media Finance PLC, 6.00%, due 10/15/24	2,522	(f)
8,550	Virgin Media Secured Finance PLC, 5.50%, due 8/15/26	8,400	(f)
2,235	Ziggo B.V., 5.50%, due 1/15/27	2,111	(f)
		166,185
Chemicals 2.2%
3,320	CF Industries, Inc., 5.38%, due 3/15/44	2,885
	Huntsman Int'l LLC
6,050	4.88%, due 11/15/20	6,156
3,010	5.13%, due 11/15/22	3,116
3,300	INEOS Group Holdings SA, 5.63%, due 8/1/24	3,166	(f)
	NOVA Chemicals Corp.
$5,175	5.25%, due 8/1/23	5,032	(f)
8,600	4.88%, due 6/1/24	8,170	(f)
6,135	5.00%, due 5/1/25	5,644	(f)
4,435	5.25%, due 6/1/27	4,047	(f)
1,680	Platform Specialty Products Corp., 5.88%, due 12/1/25	1,676	(f)
2,465	PQ Corp., 6.75%, due 11/15/22	2,577	(f)
5,495	WR Grace & Co-Conn, 5.13%, due 10/1/21	5,646	(f)
		48,115
Consumer - Commercial Lease Financing 4.6%
3,780	Avolon Holdings Funding Ltd., 5.13%, due 10/1/23	3,838	(f)
	Navient Corp.
9,535	4.88%, due 6/17/19	9,547
7,575	8.00%, due 3/25/20	7,888
3,670	5.88%, due 3/25/21	3,742
2,515	6.63%, due 7/26/21	2,584
3,737	5.88%, due 10/25/24	3,494
4,065	6.75%, due 6/15/26	3,831
	Park Aerospace Holdings Ltd.
18,975	5.25%, due 8/15/22	19,265	(f)
9,975	5.50%, due 2/15/24	10,137	(f)
3,980	SLM Corp., 6.13%, due 3/25/24	3,811
	Springleaf Finance Corp.
4,135	8.25%, due 12/15/20	4,414
4,725	7.75%, due 10/1/21	4,973
9,165	6.13%, due 5/15/22	9,421
8,227	6.88%, due 3/15/25	7,877
5,595	7.13%, due 3/15/26	5,329
		100,151
Diversified Capital Goods 0.3%
	CFX Escrow Corp.
2,665	6.00%, due 2/15/24	2,665	(f)(g)
2,160	6.38%, due 2/15/26	2,160	(f)(g)
	SPX FLOW, Inc.
1,120	5.63%, due 8/15/24	1,098	(f)
1,675	5.88%, due 8/15/26	1,650	(f)
		7,573
Electric - Generation 3.8%
	Calpine Corp.
10,080	6.00%, due 1/15/22	10,156	(f)
6,530	5.38%, due 1/15/23	6,350
2,520	5.75%, due 1/15/25	2,375
	Dynegy, Inc.
2,585	7.38%, due 11/1/22	2,688
6,310	5.88%, due 6/1/23	6,452
14,135	7.63%, due 11/1/24	15,018
	NRG Energy, Inc.
12,740	7.25%, due 5/15/26	13,766
14,100	6.63%, due 1/15/27	14,843
	Vistra Operations Co. LLC
4,275	5.50%, due 9/1/26	4,334	(f)
7,235	5.63%, due 2/15/27	7,294	(f)(g)
		83,276
Electric - Integrated 0.9%
	Talen Energy Supply LLC
11,520	9.50%, due 7/15/22	11,750	(f)
8,790	10.50%, due 1/15/26	8,131	(f)
		19,881
Electronics 0.9%
5,603	Amkor Technology, Inc., 6.38%, due 10/1/22	5,659
2,040	Micron Technology, Inc., 5.50%, due 2/1/25	2,069
5,820	NXP BV/NXP Funding LLC, 4.13%, due 6/1/21	5,841	(f)
5,595	Sensata Technologies UK Financing Co. PLC, 6.25%, due 2/15/26	5,833	(f)
		19,402
Energy - Exploration & Production 5.4%
	Antero Resources Corp.
9,080	5.38%, due 11/1/21	9,126
8,280	5.13%, due 12/1/22	8,270
	Ascent Resources Utica Holdings LLC/ARU Finance Corp.
3,885	10.00%, due 4/1/22	4,152	(f)
10,040	7.00%, due 11/1/26	9,689	(f)
	Chesapeake Energy Corp.
3,560	6.13%, due 2/15/21	3,551
8,170	8.00%, due 1/15/25	8,212
2,425	8.00%, due 6/15/27	2,324
	EP Energy LLC/Everest Acquisition Finance, Inc.
1,844	7.75%, due 9/1/22	830
13,635	6.38%, due 6/15/23	5,318
10,225	9.38%, due 5/1/24	5,445	(f)
	Oasis Petroleum, Inc.
4,874	6.88%, due 3/15/22	4,862
4,355	6.25%, due 5/1/26	4,121	(f)
	Parsley Energy LLC/Parsley Finance Corp.
1,140	5.38%, due 1/15/25	1,131	(f)
765	5.63%, due 10/15/27	758	(f)
3,710	PDC Energy, Inc., 5.75%, due 5/15/26	3,478
	Range Resources Corp.
5,605	5.00%, due 8/15/22	5,444
5,000	5.00%, due 3/15/23	4,750
11,840	Sanchez Energy Corp., 6.13%, due 1/15/23	2,072
	SM Energy Co.
3,301	6.13%, due 11/15/22	3,309
5,735	5.00%, due 1/15/24	5,420
2,635	6.63%, due 1/15/27	2,582
	Whiting Petroleum Corp.
5,580	5.75%, due 3/15/21	5,580
5,735	6.25%, due 4/1/23	5,663
5,345	6.63%, due 1/15/26	5,238
	WPX Energy, Inc.
792	6.00%, due 1/15/22	804
4,360	5.25%, due 9/15/24	4,306
2,135	5.75%, due 6/1/26	2,124
		118,559
Food & Drug Retail 0.1%
2,625	Albertsons Cos. LLC/Safeway, Inc./New Albertsons L.P./Albertson's LLC, 5.75%, due 3/15/25	2,458

Food - Wholesale 0.5%
	Post Holdings, Inc.
5,115	5.50%, due 3/1/25	5,089	(f)
2,700	5.75%, due 3/1/27	2,646	(f)
3,015	5.63%, due 1/15/28	2,891	(f)
		10,626
Gaming 3.9%
	Boyd Gaming Corp.
4,350	6.88%, due 5/15/23	4,521
6,055	6.38%, due 4/1/26	6,184
	Eldorado Resorts, Inc.
1,190	7.00%, due 8/1/23	1,244
7,860	6.00%, due 9/15/26	7,840	(f)
12,875	GLP Capital L.P./GLP Financing II, Inc., 4.88%, due 11/1/20	13,059
2,395	Int'l Game Technology PLC, 6.25%, due 1/15/27	2,428	(f)
4,890	Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., 6.75%, due 11/15/21	5,049	(f)
	MGM Resorts Int'l
9,185	8.63%, due 2/1/19	9,185
4,125	5.25%, due 3/31/20	4,187
5,080	6.63%, due 12/15/21	5,365
2,175	5.75%, due 6/15/25	2,186
3,750	Scientific Games Int'l, Inc., 10.00%, due 12/1/22	3,942
3,350	Station Casinos LLC, 5.00%, due 10/1/25	3,204	(f)
6,270	VICI Properties 1 LLC/VICI FC, Inc., 8.00%, due 10/15/23	6,772
9,210	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50%, due 3/1/25	8,922	(f)
		84,088
Gas Distribution 4.6%
8,165	Antero Midstream Partners L.P./Antero Midstream Finance Corp., 5.38%, due 9/15/24	8,002
	Cheniere Corpus Christi Holdings LLC
700	7.00%, due 6/30/24	772
4,135	5.88%, due 3/31/25	4,336
	Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp.
2,655	6.25%, due 4/1/23	2,678
1,915	5.75%, due 4/1/25	1,877
4,360	DCP Midstream LLC, (3 month USD LIBOR + 3.85%), 5.85%, due 5/21/43	3,750	(a)(f)
	DCP Midstream Operating L.P.
1,845	2.70%, due 4/1/19	1,843
2,160	5.38%, due 7/15/25	2,203
2,845	5.60%, due 4/1/44	2,582
	Energy Transfer Equity L.P.
12,715	7.50%, due 10/15/20	13,494
1,755	5.88%, due 1/15/24	1,873
	NuStar Logistics L.P.
4,445	4.80%, due 9/1/20	4,462
1,500	6.75%, due 2/1/21	1,541
1,680	4.75%, due 2/1/22	1,638
2,220	5.63%, due 4/28/27	2,153
6,551	Rockies Express Pipeline LLC, 5.63%, due 4/15/20	6,666	(f)
4,500	SemGroup Corp./Rose Rock Finance Corp., 5.63%, due 11/15/23	4,185
8,720	Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.75%, due 4/15/25	8,175
	Targa Resources Partners L.P./Targa Resources Partners Finance Corp.
2,950	4.13%, due 11/15/19	2,950
4,020	4.25%, due 11/15/23	3,889
6,940	6.75%, due 3/15/24	7,218
3,570	5.13%, due 2/1/25	3,507
2,865	6.50%, due 7/15/27	2,953	(f)
6,315	5.00%, due 1/15/28	5,952
1,435	6.88%, due 1/15/29	1,493	(f)
		100,192
Health Facilities 4.5%
275	Acadia Healthcare Co., Inc., 6.50%, due 3/1/24	271
4,900	Columbia/HCA Corp., 7.69%, due 6/15/25	5,390
	HCA, Inc.
11,825	5.88%, due 3/15/22	12,520
8,020	4.75%, due 5/1/23	8,263
6,295	5.00%, due 3/15/24	6,550
2,080	5.25%, due 4/15/25	2,197
12,740	5.38%, due 9/1/26	13,074
5,285	5.63%, due 9/1/28	5,462
5,800	5.88%, due 2/1/29	6,075
7,245	MEDNAX, Inc., 6.25%, due 1/15/27	7,272	(f)
	Tenet Healthcare Corp.
1,995	4.50%, due 4/1/21	1,999
4,855	7.50%, due 1/1/22	5,044	(f)
1,810	8.13%, due 4/1/22	1,891
3,715	6.75%, due 6/15/23	3,650
4,826	4.63%, due 7/15/24	4,727
10,105	6.25%, due 2/1/27	10,257	(f)(g)
778	6.88%, due 11/15/31	689
3,645	THC Escrow Corp., 7.00%, due 8/1/25	3,515
		98,846
Health Services 1.0%
4,130	DaVita, Inc., 5.75%, due 8/15/22	4,197
5,785	IQVIA, Inc., 5.00%, due 10/15/26	5,814	(f)
	Service Corp. Int'l
1,690	5.38%, due 1/15/22	1,703
8,775	5.38%, due 5/15/24	8,961
		20,675
Hotels 0.6%
5,298	ESH Hospitality, Inc., 5.25%, due 5/1/25	5,238	(f)
3,320	Hilton Domestic Operating Co, Inc., 5.13%, due 5/1/26	3,345	(f)
5,400	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.63%, due 4/1/25	5,346
		13,929
Integrated Energy 0.8%
	Cheniere Energy Partners L.P.
12,660	5.25%, due 10/1/25	12,723
4,200	5.63%, due 10/1/26	4,210	(f)
		16,933
Investments & Misc. Financial Services 0.4%
	MSCI, Inc.
2,080	5.25%, due 11/15/24	2,121	(f)
5,905	5.75%, due 8/15/25	6,112	(f)
		8,233
Machinery 0.5%
2,670	CNH Industrial Capital LLC, 4.88%, due 4/1/21	2,710
2,435	Manitowoc Foodservice, Inc., 9.50%, due 2/15/24	2,612
5,700	RBS Global, Inc./Rexnord LLC, 4.88%, due 12/15/25	5,500	(f)
		10,822
Managed Care 1.4%
	Centene Corp.
9,240	4.75%, due 5/15/22	9,405
6,030	6.13%, due 2/15/24	6,317
3,620	5.38%, due 6/1/26	3,752	(f)
	WellCare Health Plans, Inc.
1,860	5.25%, due 4/1/25	1,897
8,095	5.38%, due 8/15/26	8,277	(f)
		29,648
Media Content 3.6%
	AMC Networks, Inc.
3,240	5.00%, due 4/1/24	3,216
3,280	4.75%, due 8/1/25	3,169
	Gannett Co., Inc.
6,962	5.13%, due 10/15/19	6,971
4,095	5.13%, due 7/15/20	4,105
4,275	Gray Television, Inc., 7.00%, due 5/15/27	4,444	(f)
3,305	Lions Gate Capital Holdings LLC, 5.88%, due 11/1/24	3,247	(f)
	Netflix, Inc.
2,230	5.38%, due 2/1/21	2,280
4,845	5.50%, due 2/15/22	5,029
2,875	4.38%, due 11/15/26	2,722
2,030	4.88%, due 4/15/28	1,929
1,930	6.38%, due 5/15/29	1,988	(f)
	Sinclair Television Group, Inc.
835	5.38%, due 4/1/21	837
2,940	5.13%, due 2/15/27	2,676	(f)
	Sirius XM Radio, Inc.
3,740	4.63%, due 5/15/23	3,735	(f)
10,838	6.00%, due 7/15/24	11,258	(f)
6,935	5.38%, due 7/15/26	6,873	(f)
4,645	5.00%, due 8/1/27	4,488	(f)
	Univision Communications, Inc.
2,170	6.75%, due 9/15/22	2,178	(f)
4,075	5.13%, due 5/15/23	3,810	(f)
3,130	WMG Acquisition Corp., 5.00%, due 8/1/23	3,107	(f)
		78,062
Medical Products 0.2%
	Hologic, Inc.
4,785	4.38%, due 10/15/25	4,699	(f)
615	4.63%, due 2/1/28	594	(f)
		5,293
Metals - Mining Excluding Steel 2.8%
	Arconic, Inc.
1,610	5.87%, due 2/23/22	1,662
2,260	5.13%, due 10/1/24	2,274
1,505	Constellium NV, 6.63%, due 3/1/25	1,498	(f)
3,915	First Quantum Minerals Ltd., 7.25%, due 5/15/22	3,856	(f)
	FMG Resources (August 2006) Pty Ltd.
3,910	4.75%, due 5/15/22	3,899	(f)
1,830	5.13%, due 5/15/24	1,791	(f)
	Freeport-McMoRan, Inc.
3,385	3.10%, due 3/15/20	3,347
1,815	4.00%, due 11/14/21	1,792
7,705	3.88%, due 3/15/23	7,397
9,845	5.40%, due 11/14/34	8,713
6,380	5.45%, due 3/15/43	5,487
4,625	Hudbay Minerals, Inc., 7.63%, due 1/15/25	4,752	(f)
	Novelis Corp.
2,310	6.25%, due 8/15/24	2,333	(f)
10,050	5.88%, due 9/30/26	9,711	(f)
	Teck Resources Ltd.
950	4.75%, due 1/15/22	962
1,855	8.50%, due 6/1/24	1,999	(f)
		61,473
Oil Field Equipment & Services 0.8%
	Precision Drilling Corp.
3,939	6.50%, due 12/15/21	3,801
2,475	7.75%, due 12/15/23	2,364
8,240	5.25%, due 11/15/24	7,066
6,070	Weatherford Bermuda Holdings Ltd., 4.50%, due 4/15/22	3,854
		17,085
Packaging 3.4%
	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4,335	4.25%, due 9/15/22	4,291	(f)
2,365	4.63%, due 5/15/23	2,365	(f)
7,335	6.00%, due 2/15/25	7,133	(f)
	Ball Corp.
5,270	4.38%, due 12/15/20	5,342
2,075	5.00%, due 3/15/22	2,148
7,475	Berry Plastics Corp., 5.13%, due 7/15/23	7,496
	BWAY Holding Co.
5,925	5.50%, due 4/15/24	5,788	(f)
3,710	7.25%, due 4/15/25	3,423	(f)
7,480	Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, due 1/15/23	7,536
4,015	Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, due 2/1/26	3,925
6,744	Owens-Brockway Glass Container, Inc., 5.00%, due 1/15/22	6,811	(f)
	Reynolds Group Issuer, Inc.
9,022	5.75%, due 10/15/20	9,057
1,741	6.88%, due 2/15/21	1,748
7,065	5.13%, due 7/15/23	7,078	(f)
		74,141
Personal & Household Products 0.8%
	Energizer Holdings, Inc.
395	4.70%, due 5/19/21	398
6,215	4.70%, due 5/24/22	6,215
3,925	7.75%, due 1/15/27	4,044	(f)
2,050	Prestige Brands, Inc., 6.38%, due 3/1/24	2,040	(f)
5,350	Spectrum Brands, Inc., 5.75%, due 7/15/25	5,271
		17,968
Pharmaceuticals 1.6%
2,860	Endo Finance LLC/Endo Finco, Inc., 5.38%, due 1/15/23	2,334	(f)
	Endo Ltd./Endo Finance LLC/Endo Finco, Inc.
5,175	6.00%, due 7/15/23	4,229	(f)
6,070	6.00%, due 2/1/25	4,689	(f)
	Valeant Pharmaceuticals Int'l, Inc.
1,180	6.50%, due 3/15/22	1,220	(f)
3,400	5.50%, due 3/1/23	3,311	(f)
4,395	5.88%, due 5/15/23	4,305	(f)
2,790	7.00%, due 3/15/24	2,928	(f)
4,335	6.13%, due 4/15/25	4,096	(f)
6,915	5.50%, due 11/1/25	6,897	(f)
		34,009
Printing & Publishing 0.1%
1,760	R.R. Donnelley & Sons Co., 7.88%, due 3/15/21	1,782

Real Estate Development & Management 0.2%
	Realogy Group LLC/Realogy Co-Issuer Corp.
4,835	4.50%, due 4/15/19	4,835	(f)
375	5.25%, due 12/1/21	375	(f)
		5,210
Real Estate Investment Trusts 1.8%
	MPT Operating Partnership L.P./MPT Finance Corp.
8,195	6.38%, due 3/1/24	8,564
7,498	5.50%, due 5/1/24	7,648
6,615	5.25%, due 8/1/26	6,648
9,100	Sabra Health Care L.P./Sabra Capital Corp., 5.50%, due 2/1/21	9,191
7,210	Starwood Property Trust, Inc., 3.63%, due 2/1/21	7,106
		39,157
Recreation & Travel 0.9%
3,960	Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp., 5.38%, due 4/15/27	3,960
11,038	NCL Corp. Ltd., 4.75%, due 12/15/21	11,107	(f)
4,855	Six Flags Entertainment Corp., 4.88%, due 7/31/24	4,806	(f)
		19,873
Restaurants 1.3%
	1011778 BC ULC/New Red Finance, Inc.
4,536	4.63%, due 1/15/22	4,545	(f)
10,660	4.25%, due 5/15/24	10,313	(f)
4,715	5.00%, due 10/15/25	4,550	(f)
8,465	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, due 6/1/26	8,571	(f)
		27,979
Software - Services 2.6%
	CDK Global, Inc.
2,090	3.80%, due 10/15/19	2,085
1,730	5.00%, due 10/15/24	1,725
3,000	5.88%, due 6/15/26	3,064
7,685	First Data Corp., 5.00%, due 1/15/24	7,853	(f)
6,440	Infor Software Parent LLC/Infor Software Parent, Inc., 7.13% Cash/7.88% PIK, due 5/1/21	6,488	(f)(h)
4,315	j2 Cloud Services LLC/j2 Global Co-Obligor, Inc., 6.00%, due 7/15/25	4,326	(f)
	Nuance Communications, Inc.
3,190	5.38%, due 8/15/20	3,202	(f)
8,980	6.00%, due 7/1/24	9,070
7,785	Open Text Corp., 5.88%, due 6/1/26	8,038	(f)
12,460	Rackspace Hosting, Inc., 8.63%, due 11/15/24	10,435	(f)
		56,286
Specialty Retail 0.8%
2,915	Liberty Media Corp., 8.50%, due 7/15/29	2,959
	Penske Automotive Group, Inc.
8,715	3.75%, due 8/15/20	8,660
2,055	5.75%, due 10/1/22	2,086
	QVC, Inc.
1,020	4.85%, due 4/1/24	1,019
2,320	5.45%, due 8/15/34	2,085
		16,809
Steel Producers - Products 0.7%
10,036	Big River Steel LLC/BRS Finance Corp., 7.25%, due 9/1/25	10,528	(f)
	Steel Dynamics, Inc.
855	5.25%, due 4/15/23	866
3,540	5.50%, due 10/1/24	3,654
		15,048
Support - Services 4.5%
5,330	ADT Corp., 4.88%, due 7/15/32	4,277	(f)
13,030	Anna Merger Sub, Inc., 7.75%, due 10/1/22	1,832	(f)
	Aramark Services, Inc.
9,605	5.13%, due 1/15/24	9,705
2,110	5.00%, due 2/1/28	2,060	(f)
	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
1,365	5.50%, due 4/1/23	1,358
2,865	5.25%, due 3/15/25	2,571	(f)
	Hertz Corp.
3,235	5.88%, due 10/15/20	3,203
3,035	7.63%, due 6/1/22	3,021	(f)
16,395	5.50%, due 10/15/24	13,444	(f)
7,043	IHS Markit Ltd., 5.00%, due 11/1/22	7,196	(f)
2,285	Iron Mountain U.S. Holdings, Inc., 5.38%, due 6/1/26	2,174	(f)
	Iron Mountain, Inc.
7,880	6.00%, due 8/15/23	8,077
2,279	5.75%, due 8/15/24	2,262
2,830	5.25%, due 3/15/28	2,632	(f)
9,770	Olympus Merger Sub, Inc., 8.50%, due 10/15/25	8,146	(f)
8,389	Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25%, due 5/15/23	8,871	(f)
5,370	Ritchie Bros Auctioneers, Inc., 5.38%, due 1/15/25	5,397	(f)
3,200	ServiceMaster Co. LLC, 5.13%, due 11/15/24	3,128	(f)
3,325	Staples, Inc., 8.50%, due 9/15/25	3,192	(f)
	United Rentals N.A., Inc.
4,140	5.75%, due 11/15/24	4,243
1,670	5.50%, due 7/15/25	1,691
		98,480
Technology Hardware & Equipment 1.5%
	CDW LLC/CDW Finance Corp.
3,820	5.00%, due 9/1/23	3,830
1,935	5.00%, due 9/1/25	1,920
	CommScope Technologies LLC
12,336	6.00%, due 6/15/25	11,658	(f)
5,265	5.00%, due 3/15/27	4,488	(f)
2,400	Project Homestake Merger Corp., 8.88%, due 3/1/23	1,752	(f)
9,770	Western Digital Corp., 4.75%, due 2/15/26	9,086
		32,734
Telecom - Satellite 1.5%
4,044	Hughes Satellite Systems Corp., 6.50%, due 6/15/19	4,086
	Intelsat Jackson Holdings SA
23,000	5.50%, due 8/1/23	20,901
5,420	8.50%, due 10/15/24	5,474	(f)
3,177	Intelsat Luxembourg SA, 8.13%, due 6/1/23	2,643
		33,104
Telecom - Wireless 3.6%
	Sprint Corp.
7,505	7.88%, due 9/15/23	7,974
23,211	7.13%, due 6/15/24	23,849
8,950	7.63%, due 3/1/26	9,297
7,355	Sprint Nextel Corp., 6.00%, due 11/15/22	7,448
	T-Mobile USA, Inc.
12,155	6.00%, due 3/1/23	12,459
2,760	6.00%, due 4/15/24	2,829
2,320	6.50%, due 1/15/26	2,453
3,160	4.50%, due 2/1/26	3,077
9,840	Wind Tre SpA, 5.00%, due 1/20/26	8,094	(f)
		77,480
Telecom - Wireline Integrated & Services 3.7%
14,337	Citizens Communications Co., 9.00%, due 8/15/31	7,849
8,740	Embarq Corp., 8.00%, due 6/1/36	8,259
	Equinix, Inc.
2,025	5.75%, due 1/1/25	2,081
3,750	5.88%, due 1/15/26	3,879
	Frontier Communications Corp.
2,445	7.13%, due 1/15/23	1,455
2,895	7.63%, due 4/15/24	1,571
22,685	11.00%, due 9/15/25	14,632
	Level 3 Financing, Inc.
3,220	5.38%, due 8/15/22	3,245
4,910	5.13%, due 5/1/23	4,867
6,300	5.38%, due 1/15/24	6,268
2,790	Telecom Italia Capital SA, 6.00%, due 9/30/34	2,428
8,454	U.S. West Communications Group, 6.88%, due 9/15/33	7,966
	Zayo Group LLC/Zayo Capital, Inc.
5,365	6.00%, due 4/1/23	5,392
2,955	6.38%, due 5/15/25	2,885
7,665	5.75%, due 1/15/27	7,406	(f)
		80,183
Theaters & Entertainment 0.9%
	AMC Entertainment Holdings, Inc.
11,282	5.75%, due 6/15/25	10,407
6,460	6.13%, due 5/15/27	5,749
4,465	Live Nation Entertainment, Inc., 4.88%, due 11/1/24	4,398	(f)
		20,554

	Total Corporate Bonds (Cost $1,987,787)	1,974,450

Convertible Bonds 0.2%

Energy - Exploration & Production 0.2%
5,505	Chesapeake Energy Corp., 5.50%, due 9/15/26 (Cost $5,355)	4,894

Asset-Backed Securities 0.9%
1,100	Annisa CLO Ltd., Ser. 2016-2A, Class ER, (3 month USD LIBOR + 6.00%), 8.76%, due 7/20/31	1,026	(a)(f)
350	Apidos CLO XXIV, Ser. 2016-24A, Class DR, (3 month USD LIBOR + 5.80%), 8.56%, due 10/20/30	328	(a)(f)
2,000	Ares XLII CLO Ltd., Ser. 2017-42A, Class E, (3 month USD LIBOR + 6.05%), 8.81%, due 1/22/28	1,897	(a)(f)
1,250	Ares XLV CLO Ltd., Ser. 2017-45A, Class E, (3 month USD LIBOR + 6.10%), 8.89%, due 10/15/30	1,217	(a)(f)
1,000	Assurant CLO I Ltd., Ser. 2017-1A, Class E, (3 month USD LIBOR + 6.46%), 9.22%, due 10/20/29	979	(a)(f)
500	BlueMountain CLO Ltd., Ser. 2018-2A, Class E, (3 month USD LIBOR + 6.05%), 8.31%, due 8/15/31	471	(a)(f)
250	Canyon Capital CLO Ltd., Ser. 2018-1A, Class E, (3 month USD LIBOR + 5.75%), 8.54%, due 7/15/31	232	(a)(f)
1,000	Carbone CLO Ltd., Ser. 2017-1A, Class D, (3 month USD LIBOR + 5.90%), 8.68%, due 1/20/31	931	(a)(f)
250	Dryden 65 CLO Ltd., Ser. 2018-65A, Class E, (3 month USD LIBOR + 5.75%), 8.53%, due 7/18/30	235	(a)(f)
600	Eaton Vance CLO Ltd., Ser. 2015-1A, Class ER, (3 month USD LIBOR + 5.60%), 8.36%, due 1/20/30	548	(a)(f)
250	Galaxy XVIII CLO Ltd., Ser. 2018-28A, Class E, (3 month USD LIBOR + 6.00%), 8.79%, due 7/15/31	231	(a)(f)
1,500	Galaxy XXV CLO Ltd., Ser. 2018-25A, Class E, (3 month USD LIBOR + 5.95%), 8.29%, due 10/25/31	1,400	(a)(f)
1,000	HPS Investment Partners, Ser. 2013-2A, Class DR, (3 month USD LIBOR + 6.60%), 9.36%, due 10/20/29	978	(a)(f)
	Magnetite CLO Ltd.
900	Ser. 2014-8A, Class ER2, (3 month USD LIBOR + 5.65%), 8.44%, due 4/15/31	857	(a)(f)
2,000	Ser. 2015-12A, Class ER, (3 month USD LIBOR + 5.68%), 8.47%, due 10/15/31	1,855	(a)(f)
1,000	Milos CLO Ltd., Ser. 2017-1A, Class E, (3 month USD LIBOR + 6.30%), 9.06%, due 10/20/30	959	(a)(f)
1,200	OCP CLO Ltd., Ser. 2017-14A, Class D, (3 month USD LIBOR + 5.80%), 8.44%, due 11/20/30	1,092	(a)(f)
825	Octagon Investment Partners 27 Ltd., Ser. 2016-1A, Class ER, (3 month USD LIBOR + 5.95%), 8.74%, due 7/15/30	785	(a)(f)
710	Octagon Investment Partners 39 Ltd., Ser. 2018-3A, Class E, (3 month USD LIBOR + 5.75%), 8.21%, due 10/20/30	669	(a)(f)
700	Octagon Loan Funding Ltd., Ser. 2014-1A, Class ERR, (3 month USD LIBOR + 6.00%), 8.64%, due 11/18/31	669	(a)(f)
450	Palmer Square CLO Ltd., Ser. 2014-1A, Class DR2, (3 month USD LIBOR + 5.70%), 8.47%, due 1/17/31	415	(a)(f)
1,000	Post CLO Ltd., Ser. 2018-1A, Class E, (3 month USD LIBOR + 5.87%), 8.65%, due 4/16/31	935	(a)(f)
300	TICP CLO XI Ltd., Ser. 2018-1A, Class E, (3 month USD LIBOR + 6.00%), 8.44%, due 10/20/31	288	(a)(f)
650	Voya CLO Ltd., Ser. 2016-3A, Class DR, (3 month USD LIBOR + 6.08%), 8.86%, due 10/18/31	614	(a)(f)

	Total Asset-Backed Securities (Cost $20,665)	19,611

NUMBER OF SHARES

Short-Term Investments 2.8%

Investment Companies 2.8%
61,173,768	State Street Institutional U.S. Government Money Market Fund Premier Class, 2.32%(i) (Cost $61,174)	61,174	(j)

	Total Investments 101.0% (Cost $2,221,479)	2,203,404

	Liabilities Less Other Assets (1.0)%	(21,119)

	Net Assets 100.0%	$2,182,285

(a)	Variable or floating rate security. The interest rate shown was the current rate as of January 31, 2019 and changes periodically.
(b)
The stated interest rate represents the weighted average interest rate at January 31, 2019 of the underlying contracts within the Loan Assignment. Interest rates on the underlying contracts are primarily determined by reference to the indicated base lending rate and spread, which are indicated in the security description, and the reset period, which is generally weekly, monthly or quarterly.

(c)	Value determined using significant unobservable inputs.
(d)	All or a portion of this security was purchased on a delayed delivery basis.
(e)	All or a portion of this security had not settled as of January 31, 2019 and thus may not have an interest rate in effect. Interest rates do not take effect until settlement.
(f)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2019, these securities amounted to approximately $889,451,000, which represents 40.8% of net assets of the Fund. These securities have been deemed by the investment manager to be liquid.

(g)	When-issued security. Total value of all such securities at January 31, 2019 amounted to approximately $34,627,000, which represents 1.6% of net assets of the Fund.
(h)	Payment-in-kind (PIK) security.
(i)	Represents 7-day effective yield as of January 31, 2019.
(j)	All or a portion of this security is segregated in connection with obligations for when-issued and /or delayed delivery securities with a total value of approximately $61,174,000.

See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of January 31, 2019:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3(b)	Total
Investments:
Loan Assignments
Health Care	$—	$4,055	$7,136	$11,191
Other Loan Assignments(a)	—	132,084	—	132,084
Total Loan Assignments(a)	—	136,139	7,136	143,275
Corporate Bonds(a)	—	1,974,450	—	1,974,450
Convertible Bonds(a)	—	4,894	—	4,894
Asset-Backed Securities	—	19,611	—	19,611
Short-Term Investments	—	61,174	—	61,174
Total Investments	$—	$2,196,268	$7,136	$2,203,404

(a)	The Schedule of Investments provides information on the industry or sector categorization for the portfolio.
(b)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

	Beginning balance, as of 11/1/2018	Accrued discounts/ (premiums)	Realized gain/ (loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 1/31/2019	Net change in unrealized appreciation/ (depreciation) from investments still held as of 1/31/2019
Investments in Securities: (000’s omitted)
Loan Assignments(c)
Health Care	$—	$1	$—	$(349)	$642	$(19)	$6,861	$—	$7,136	$(349)
Lodging & Casinos	7,404	7	293	(703)	—	(7,001)	—	—	—	—
Total	$7,404	$8	$293	$(1,052)	$642	$(7,020)	$6,861	$—	$7,136	$(349)

(c)
Securities categorized as Level 3 are valued based on a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

^	A balance indicated with a "-", either reflects a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Municipal Impact Fund^
(Unaudited) January 31, 2019

PRINCIPAL AMOUNT		VALUE†
(000's omitted)		(000's omitted)

Municipal Notes 101.0%

Alabama 1.2%
$565	Fort Payne City G.O. (Sch. Warrants), Ser. 2018-B, (AGM Insured), 5.00%, due 5/1/27	$677

Arkansas 1.9%
	Russellville City Wtr. & Swr. Rev.
315	Ser. 2018, (AGM Insured), 4.00%, due 7/1/28	342
660	Ser. 2018, (AGM Insured), 4.00%, due 7/1/30	707
		1,049
California 3.9%
1,000	California St. G.O. (Kindergarten Univ.), (LOC: State Street Bank and Trust Co.), Ser. 2004-A-3, 1.35%, due 5/1/34	1,000	(a)
1,000	Univ. of California Reg. Med. Ctr. Pooled Rev., Ser. 2013-K, 1.35%, due 5/15/47	1,000	(a)
200	Univ. of California Rev. Ref., Ser. 2013-AL-3, 1.35%, due 5/15/48	200	(a)
		2,200
Connecticut 2.2%
1,225	Connecticut HFA Hsg. Mtg. Fin. Rev. Prog., Subser. 2017-A-4, 1.75%, due 5/15/21	1,219

District of Columbia 3.3%
1,000	Dist. of Columbia Hsg. Fin. Agcy. Rev., Ser. 2018-B-1, (FHA Insured), 2.55%, due 9/1/23 Putable 3/1/22	1,013
725	Washington Metro. Area Transit Au. Gross Rev., Ser. 2017-B, 5.00%, due 7/1/24	841
		1,854
Florida 4.0%
700	Florida St. Dept. Env. Port Preservation Rev. Ref., Ser. 2016-A, 5.00%, due 7/1/22	775
1,225	Miami-Dade Co. (Bldg. Better Comm. Prog.), Ser. 2015-D-REMK, 5.00%, due 7/1/26	1,477
		2,252
Georgia 2.0%
1,000	Metropolitan Atlanta Rapid Transit Au. Sales Tax Rev. Ref., Ser. 2016-B, 5.00%, due 7/1/35	1,149

Illinois 1.9%
1,000	Illinois Fin. Au. Rev. (Clean Wtr. Initiative), Ser. 2017, 5.00%, due 1/1/22	1,091

Indiana 3.6%
	Anderson Sch. Bldg. Corp. (First Mtge.)
850	Ser. 2018, 5.00%, due 1/15/24	969
895	Ser. 2018, 5.00%, due 1/15/26	1,052
		2,021
Kansas 1.0%
500	Wyandotte Co. Unified Sch. Dist. # 203 G.O. Impt., Ser. 2018-A, 5.00%, due 9/1/35	585

Kentucky 3.0%
500	Kentucky Rural Wtr. Fin. Corp. Pub. Proj. Rev. (Construction Notes), Ser. 2018-E-1, 2.25%, due 3/1/20	501
1,000	Logan-Todd Reg. Wtr. Commission Rev. Ref., Ser. 2016-A, (AGM Insured), 5.00%, due 7/1/28	1,168
		1,669
Louisiana 5.4%
845	Louisiana Pub. Facs. Au. Rev. Ref. (Hurricane Rec. Prog.), Ser. 2014, 5.00%, due 6/1/24	965
530	Louisiana St. Local Gov't Env. Facs. & Comm. Dev. Au. Rev. (Sub. Lien-East Baton Rouge Swr.), Ser. 2014-A, 5.00%, due 2/1/44	581
	Natchitoches Parish Sch. Dist. G.O. # 9
505	Ser. 2018, (AGM Insured), 5.00%, due 3/1/27	599
755	Ser. 2018, (AGM Insured), 5.00%, due 3/1/28	905
		3,050
Michigan 8.0%
500	Livonia Pub. Sch. Dist. G.O., Ser. 2016, (AGM Insured), 5.00%, due 5/1/28	582
750	Michigan St. Hsg. Dev. Au. Rev. (Non Ace), Ser. 2016-B, 2.50%, due 12/1/26	750
290	Michigan St. Hsg. Dev. Au. Rev. Ref., Ser. 2018-B, 3.15%, due 4/1/28	296
1,000	Michigan St. Hsg. Dev. Au. Single Family Mtge. Rev. (Non Ace), Ser. 2018-C, 2.90%, due 12/1/24	1,028
	Trenton Pub. Sch. Dist. G.O. (Sch. Bldg. & Site)
850	Ser. 2018, 5.00%, due 5/1/39	966
785	Ser. 2018, 5.00%, due 5/1/36	902
		4,524
Minnesota 3.9%
1,000	Minnesota Hsg. Fin. Agcy. (Rental Hsg.), Ser. 2019-A, (HUD SECT 8 Insured), 2.00%, due 8/1/20	1,000
1,000	Minnesota Rural Wtr. Fin. Au. (Pub. Proj. Construction Notes), Ser. 2019, 2.00%, due 8/1/20	1,001	(b)
210	St. Paul Hsg. & Redev. Au. Charter Sch. Lease Rev. (Metro Deaf Sch. Proj.), Ser. 2018-A, 5.00%, due 6/15/38	210	(c)
		2,211
Mississippi 2.8%
	West Rankin Utils. Au. Rev.
440	Ser. 2018, (AGM Insured), 5.00%, due 1/1/43	487
1,000	Ser. 2018, (AGM Insured), 5.00%, due 1/1/48	1,100
		1,587
Missouri 2.5%
	Missouri St. Env. Imp. & Energy Res. Au. Wtr. PCR
660	Ser. 2018-A, 5.00%, due 7/1/29	813
510	Ser. 2018-A, 5.00%, due 1/1/30	624
		1,437
New Jersey 2.9%
1,000	New Jersey St. Hsg. & Mtge. Fin. Agcy. Multi-Family Conduit Rev. (Camden Town Hsg. Proj.), Ser. 2017-F, 1.35%, due 2/1/20 Putable 08/1/2019	1,000	(b)
650	New Jersey St. Hsg. & Mtge. Fin. Agcy. Multi-Family Rev. Ref., Ser. 2017-A, 2.60%, due 11/1/24	659
		1,659
New York 13.6%
200	Buffalo & Erie Co. Ind. Land Dev. Corp. Rev. Ref. (Charter Sch. for Applied Technologies Proj.), Ser. 2017-A, 4.00%, due 6/1/22	206
	Dutchess Co. Local Dev. Corp. Rev.
225	Ser. 2014-A, 5.00%, due 7/1/21	241
150	Ser. 2014-A, 5.00%, due 7/1/22	165
135	Ser. 2014-A, 4.00%, due 7/1/23	146
115	Ser. 2014-A, 5.00%, due 7/1/25	131
	Monroe Co. Ind. Dev. Corp. Rev. (St. John Fisher College)
115	Ser. 2014-A, 5.00%, due 6/1/20	120
50	Ser. 2014-A, 5.00%, due 6/1/22	55
100	Ser. 2014-A, 5.00%, due 6/1/23	113
450	Monroe Co. Ind. Dev. Corp. Rev. Ref. (Highland Hosp. Rochester Proj.), Ser. 2015, 5.00%, due 7/1/22	496
150	Nassau Co. Local Econ. Assist. Corp. Rev. (Catholic Hlth. Svcs. of Long Island Obligated Group Proj.), Ser. 2014, 5.00%, due 7/1/27	168
200	New York St. Dorm. Au. Rev. Non St. Supported Debt (North Shore-Long Island Jewish Oblig. Group), Ser. 2011-A, 5.00%, due 5/1/22 Pre-Refunded 5/1/21	215
	New York St. Dorm. Au. Rev. Non St. Supported Debt (Sch. Dist. Fin. Prog.)
275	Ser. 2014-A, (AGM Insured), 5.00%, due 10/1/23	314
2,000	Ser. 2014-A, (AGM Insured), 5.00%, due 10/1/24	2,324	(d)
5	New York St. Dorm. Au. Rev. St. Supported Debt (City Univ. Cons. 5th), Ser. 2008-E, 6.13%, due 1/1/31	5
1,900	New York St. Dorm. Au. Sales Tax Rev., Ser. 2013-A, 5.00%, due 3/15/28	2,118	(d)
500	New York St. Hsg. Fin. Agcy. Rev. (Green Bond), Ser. 2018-F, (SONYMA Insured), 2.15%, due 5/1/21	500
350	Rockland Co. G.O. (Pub. Imp.), Ser. 2014-C, (AGM Insured), 4.00%, due 5/1/21	367
		7,684
North Carolina 1.3%
	Scotland Co. Rev.
350	Ser. 2018, 5.00%, due 12/1/24	406
250	Ser. 2018, 5.00%, due 12/1/26	298
		704
North Dakota 0.4%
250	Grand Forks Co. Rev. (Green Bond-Red River Biorefinery, LLC Proj.), Ser. 2018, 5.38%, due 9/15/38	233	(c)

Ohio 3.2%
750	American Muni. Pwr. Ohio, Inc. Rev. (Comb. Hydroelectric Proj.), Ser. 2018-A, 2.25%, due 2/15/48 Putable 8/15/21	752
	American Muni. Pwr. Ohio, Inc. Rev. Solar Elec. Pre-Payment (Green Bond)
305	Ser. 2019-A, 5.00%, due 2/15/20	315
200	Ser. 2019-A, 5.00%, due 2/15/21	213
300	Ser. 2019-A, 5.00%, due 2/15/22	328
175	Ser. 2019-A, 5.00%, due 2/15/23	196
		1,804
Oklahoma 2.9%
935	Delaware Co. Ed. Facs. Au. Ed. Facs. Lease Rev. (Grove Pub. Sch. Proj.), Ser. 2015, 5.00%, due 9/1/22	1,024
555	Lincoln Co. Ed. Facs. Au. Ed. Facs. Lease Rev. (Stroud Pub. Sch. Proj.), Ser. 2016, 5.00%, due 9/1/27	639
		1,663
Pennsylvania 8.4%
	Allegheny Co. Sanitary Au. Rev.
290	Ser. 2018, 5.00%, due 6/1/30	343
565	Ser. 2018, 5.00%, due 6/1/32	659
1,000	Lycoming Co. Au. Hlth. Sys. Rev. (Susquehanna Hlth. Sys. Proj.), Ser. 2009-A, 5.50%, due 7/1/21	1,015
1,000	Pennsylvania St. Hsg. Fin. Agcy. Single Family Mtge. Rev., Ser. 2018-127B, 2.85%, due 4/1/26	1,026
1,000	Philadelphia Au. For Ind. Dev. City Svc. Agreement Rev., Ser. 2018, 5.00%, due 5/1/30	1,160
500	Philadelphia Wtr. & Wastewater Rev. Ref., Ser. 2016, 5.00%, due 10/1/23	567
		4,770
Rhode Island 1.0%
500	Rhode Island St. Providence Plantation Lease Ref. Cert. of Participation (Sch. Deaf Proj.), Ser. 2017-D, 5.00%, due 4/1/22	547

South Carolina 1.2%
500	Allendale Co. Sch. Dist. Energy Savings Spec. Oblig. Rev. Ref. (Impt.), Ser. 2014, 3.00%, due 12/1/20	507
175	South Carolina Jobs Econ. Dev. Au. Solid Waste Disp. Rev. (Green Bond-Jasper Pellets LLC, Proj.), Ser. 2018-A, 7.00%, due 11/1/38	172	(c)
		679
Texas 7.7%
910	El Paso Wtr. & Swr. Rev. Ref., Ser. 2014, 5.00%, due 3/1/24	1,044
850	Laredo Independent Sch. Dist. G.O. (Sch. Bldg.), Ser. 2013, 5.00%, due 8/1/24	956
1,015	Weslaco G.O. Ref., Ser. 2017, (AGM Insured), 5.00%, due 8/15/27	1,227
1,000	Ysleta Independent Sch. Dist. G.O. (Sch. Bldg.), Ser. 2017, (PSF-GTD Insured), 5.00%, due 8/15/41	1,129
		4,356
Utah 1.8%
915	Grand Co. Sch. Dist. Local Bldg. Au. Rev., Ser. 2019, (AGM Insured), 5.00%, due 12/15/22	1,019	(b)

West Virginia 5.2%
500	West Virginia Hosp. Fin. Au. Rev. (Impt. West Virginia Univ. Hlth. Sys. Obligated Group), Ser. 2018-A, 5.00%, due 6/1/52	536
700	West Virginia Hosp. Fin. Au. Rev. (West Virginia Univ. Hlth. Sys.), Ser. 2017-A, 5.00%, due 6/1/35	775
	West Virginia Hsg. Dev. Fund Rev. (Hsg. Fin.)
220	Ser. 2018-A, 1.88%, due 11/1/20	220
275	Ser. 2018-A, 2.65%, due 11/1/24	280
990	West Virginia Wtr. Dev. Au. Rev. Ref. (Loan Prog.), Ser. 2018-A-IV, 5.00%, due 11/1/36	1,151
		2,962
Wisconsin 0.8%
395	Oregon Sch. Dist. G.O. (Green Bond-Sch. Bldg. & Impt.), Ser. 2019, 5.00%, due 3/1/22	433	(b)

	Total Investments 101.0% (Cost $56,106)	57,088

	Liabilities Less Other Assets (1.0)%	(538)

	Net Assets 100.0%	$56,550

(a)
Variable rate demand obligation where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate generally resets daily or weekly and is determined by the remarketing agent. The rate shown represents the rate in effect at January 31, 2019.

(b)	When-issued security. Total value of all such securities at January 31, 2019 amounted to approximately $3,453,000, which represents 6.1% of net assets of the Fund.
(c)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 Act or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2019, these securities amounted to approximately $615,000, which represents 1.1% of net assets of the Fund. These securities have been deemed by the investment manager to be liquid.

(d)	All or a portion of this security is segregated in connection with obligations for when-issued securities with a total value of approximately $4,442,000.

See Notes to Schedule of Investments

Schedule of Investments Municipal Impact Fund^
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of January 31, 2019:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3	Total
Investments:
Municipal Notes(a)	$—	$57,088	$—	$57,088
Total Investments	$—	$57,088	$—	$57,088

(a)	The Schedule of Investments provides a categorization by state/territory for the portfolio.

^ A balance indicated with a "-", either reflects a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Municipal High Income Fund^
(Unaudited) January 31, 2019

PRINCIPAL AMOUNT		VALUE†
(000's omitted)		(000's omitted)

Municipal Notes 99.1%

Alabama 0.5%
$300	Birmingham Spec. Care Facs. Fin. Au. Rev. (Methodist Home for The Aging), Ser. 2016-2015-1, 5.75%, due 6/1/45	$317
100	Taylor-Ryan Imp. Dist. Rev. Ref., Ser. 2005, (LOC: Synovus Bank), 1.58%, due 11/1/35	100	(a)
		417
Arizona 6.1%
500	Maricopa Co. Ind. Dev. Au. Ed. Ref. Rev. (Paradise Sch. Proj. Paragon Management, Inc.), Ser. 2016, 5.00%, due 7/1/36	514	(b)
800	Maricopa Co. Ind. Dev. Au. Solid Waste Disp. Rev. (Waste Management, Inc. Proj.), Ser. 2001, 3.38%, due 12/1/31 Putable 6/3/24	813
1,230	Maricopa Co. Ind. Dev. Au. Sr. Living Fac. Ref. Rev. (Christian Care Retirement Apts. Inc. Proj.), Ser. 2016-A, 5.00%, due 1/1/25	1,410
500	Maricopa Co. Ind. Dev. Au. Sr. Living Fac. Rev. (Christian Care Surprise, Inc. Proj.), Ser. 2016, 5.00%, due 1/1/26	494	(b)
250	Navajo Nation Ref. Rev., Ser. 2015-A, 5.00%, due 12/1/25	272	(b)
500	Phoenix Ind. Dev. Au. Ed. Ref. Rev. (Great Hearts Academies), Ser. 2016-A, 5.00%, due 7/1/46	515
600	Phoenix Ind. Dev. Au. Rev. (Deer Valley Veterans Assisted Living Proj.), Ser. 2016-A, 5.13%, due 7/1/36	586
500	Pima Co. Ind. Dev. Au. Ed. Ref. Rev. (American Leadership Academy Proj.), Ser. 2015, 5.38%, due 6/15/35	514	(b)
		5,118
California 9.2%
250	California Muni. Fin. Au. Charter Sch. Lease Rev. (Santa Rosa Academy Proj.), Ser. 2015, 5.13%, due 7/1/35	261	(b)
500	California Muni. Fin. Au. Charter Sch. Rev. (John Adams Academics Proj.), Ser. 2015-A, 4.50%, due 10/1/25	505
500	California Muni. Fin. Au. Charter Sch. Rev. (Palmdale Aerospace Academy Proj.), Ser. 2016, 5.00%, due 7/1/31	531	(b)
400	California Muni. Fin. Au. Rev. (Baptist Univ.), Ser. 2015-A, 5.00%, due 11/1/30	436	(b)
830	California St. Dept. of Veterans Affairs Home Purchase Ref. Rev., Ser. 2016-A, 2.85%, due 12/1/27	822
470	California St. Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev. (Aemerge Redpak Svcs. So. California LLC Proj.), Ser. 2016, 7.00%, due 12/1/27	452	(b)(c)
250	California St. Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev. (Green Bond-Rialto Bioenergy Fac. LLC, Proj.), Ser. 2019, 7.50%, due 12/1/40	239	(b)
500	California St. Sch. Fin. Au. Charter Sch. Rev. (Downtown College Prep-Oblig. Group), Ser. 2016, 4.75%, due 6/1/36	504	(b)
600	California St. Sch. Fin. Au. Charter Sch. Rev. (Rocketship Ed.), Ser. 2016-A, 5.00%, due 6/1/31	622	(b)
300	California Statewide CDA College Hsg. Rev. (NCCD-Hooper Street LLC-College of the Arts Proj.), Ser. 2019, 5.25%, due 7/1/52	313	(b)
400	California Statewide CDA Rev. Ref. (Lancer Ed. Std. Hsg. Proj.), Ser. 2016-A, 5.00%, due 6/1/36	428	(b)
145	California Statewide CDA Spec. Tax Rev. Ref. (Comm. Facs. Dist. Number 2007-01 Orinda Wilder Proj.), Ser. 2015, 4.50%, due 9/1/25	158
400	Del Mar Race Track Au. Ref. Rev., Ser. 2015, 5.00%, due 10/1/38	401
600	Deutsche Bank Spears/Lifers Trust Rev. (Starwood Comm. Dev. Au. Multi-Family Hsg.) (Deutsche Bank AG), Ser. 2017-DBE-7006, 1.88%, due 4/1/52	600	(a)(b)
500	Golden St. Tobacco Securitization Corp. Tobacco Settlement Rev. Ref., Ser. 2018-A-1, 5.00%, due 6/1/47	472
485	Los Alamitos Unified Sch. Dist. G.O. (Cap. Appreciation Bonds Sch. Facs. Dist. Number 1-2008 Election), Ser. 2013-E, 0.00%, due 8/1/43	417	(d)
500	Palomar Hlth. Ref. Rev., Ser. 2016, 5.00%, due 11/1/36	539
		7,700
Colorado 3.8%
471	Crystal Crossing Metro. Dist. Ref. G.O., Ser. 2016, 4.50%, due 12/1/26	468
1,000	Denver Convention Ctr. Hotel Au. Ref. Rev., Ser. 2016, 5.00%, due 12/1/27	1,124
500	Littleton Village Metro. Dist. Number 2 Ref. G.O., Ser. 2015, 5.38%, due 12/1/45	506
	Park Creek Metro. Dist. Ref. Tax Allocation Rev. (Sr. Ltd. Prop. Tax Supported)
250	Ser. 2015-A, 5.00%, due 12/1/34	278
250	Ser. 2015-A, 5.00%, due 12/1/35	277
500	Ser. 2015-A, 5.00%, due 12/1/45	540
		3,193
Connecticut 1.2%
725	City of Bridgeport, Ser. 2017-A, 5.00%, due 11/1/28	832
145	Mohegan Tribe of Indians Gaming Au. Ref. Rev. (Priority Dist.), Ser. 2015-C, 4.75%, due 2/1/20	146	(b)
		978
Florida 3.5%
200	Cap. Trust Agcy. Sr. Living Rev. (H-Bay Ministries, Inc. Superior Residences-Third Tier), Ser. 2018-C, 7.50%, due 7/1/53	191	(b)
650	Florida Dev. Fin. Corp. Ed. Facs. Rev. Ref. (Pepin Academies, Inc.), Ser. 2016-A, 5.00%, due 7/1/36	601
450	Florida St. Dev. Fin. Corp. Ed. Facs. Rev. (Renaissance Charter Sch., Inc. Proj.), Ser. 2015-A, 6.00%, due 6/15/35	462	(b)
350	Florida St. Dev. Fin. Corp. Sr. Living Rev. (Tuscan Isle Champions Gate Proj.), Ser. 2016-A, 6.38%, due 6/1/46	297	(b)
395	Florida St. Hsg. Fin. Corp. Rev., Ser. 2015-1, 3.75%, due 7/1/35	399
400	Greater Orlando Aviation Au. Arpt. Facs. Spec. Purp. Rev. (JetBlue Airways Corp. Proj.), Ser. 2013, 5.00%, due 11/15/36	415
525	Lee Co. Ind. Dev. Au. Rev. (Cypress Cove Hlth. Park, Inc. Memory Care Proj.), Ser. 2014, 4.50%, due 10/1/32	522
		2,887
Georgia 0.6%
250	Cobb Co. Dev. Au. Sr. Living Ref. Rev. (Provident Village Creekside Proj.), Ser. 2016-A, 6.00%, due 7/1/36	226	(b)(c)
300	Greene Co. Dev. Au. Swr. Fac. Rev., Ser. 2015, 6.13%, due 1/1/25	280	(b)(c)
		506
Hawaii 0.9%
	Hawaii St. Dept. of Budget & Fin. Spec. Purp. Rev. Ref.
250	Ser. 2015, 5.00%, due 1/1/35	245	(b)
500	Ser. 2015, 5.00%, due 1/1/45	469	(b)
		714
Illinois 9.5%
25	Chicago G.O., Ser. 2009-C, 5.00%, due 1/1/27 Pre-Refunded 2/19/19	25
	Chicago O'Hare Int'l Arpt. Rev. Ref.
200	Ser. 2015-A, 5.00%, due 1/1/28	223
100	Ser. 2015-A, 5.00%, due 1/1/34	108
500	Chicago O'Hare Int'l Arpt. Spec. Fac. Rev. (Trips Obligated Group), Ser. 2018, 5.00%, due 7/1/48	543
	Chicago Ref. G.O.
1,000	Ser. 2012-C, 5.00%, due 1/1/20	1,018
500	Ser. 2012-C, 5.00%, due 1/1/24	518
155	Chicago Wastewater Rev. (Second Lien Proj.), Ser. 2014, 5.00%, due 11/1/27	174
500	Chicago Wastewater Transmission Rev. Ref. (Second Lien), Ser. 2008-C, 5.00%, due 1/1/39	539
400	Illinois Fin. Au. Charter Sch. Rev. (Intrinsic Sch.-Belmont Sch. Proj.), Ser. 2015-A, 5.75%, due 12/1/35	403	(b)
425	Illinois Fin. Au. Rev. Ref. (Rosalind Franklin Univ. of Medicine & Science), Ser. 2017-A, 5.00%, due 8/1/47	453
	Illinois St. G.O.
500	Ser. 2017-A, 5.00%, due 12/1/35	521
1,000	Ser. 2017-D, 5.00%, due 11/1/28	1,080
	Illinois St. G.O. Ref.
750	Ser. 2016, 5.00%, due 2/1/24	799
485	Ser. 2016, 5.00%, due 2/1/26	524
510	Illinois St. Sales Tax Rev., Ser. 1992-P, 6.50%, due 6/15/22	532
500	Upper Illinois River Valley Dev. Au. Rev. Ref. (Cambridge Lakes Learning Ctr.), Ser. 2017-A, 5.25%, due 12/1/47	483	(b)
		7,943
Indiana 1.0%
725	Indianapolis Econ. Dev. Rev. Ref. (Brookhaven Co. Line Apts. Proj.), Ser. 2013-A, 6.25%, due 7/1/43	842

Iowa 0.5%
400	Iowa Higher Ed. Loan Au. Ref. Rev. (Wartburg College Proj.), Ser. 2015, 5.00%, due 10/1/32	403

Kansas 0.4%
300	Wichita City Sales Tax. Spec. Oblig. Rev. Ref. (Greenwich Star Bond), Ser. 2017-K-96, 4.20%, due 9/1/27	300

Kentucky 1.6%
405	Kentucky Econ. Dev. Fin. Au. (Sr. Next Generation Information Hwy. Proj.), Ser. 2015-A, 4.00%, due 7/1/29	410
435	Kentucky Econ. Dev. Fin. Au. Rev. Ref. (Owensboro Hlth., Inc. Obligated Group), Ser. 2017-A, (AGM Insured), 4.00%, due 6/1/37	442
475	Ohio Co. PCR Ref. (Big Rivers Elec. Corp. Proj.), Ser. 2010-A, 6.00%, due 7/15/31	478
		1,330
Louisiana 1.2%
400	Louisiana Local Gov't Env. Facs. & Comm. Dev. Au. Rev. Ref. (Westside Habilitation Ctr. Proj.), Ser. 2017-A, 5.75%, due 2/1/32	408	(b)
500	New Orleans Aviation Board Rev. (Gen. Arpt. Terminal), Ser. 2017-B, 5.00%, due 1/1/26	577
		985
Maine 0.8%
445	Maine St. Ed. Loan Au. Std. Loan Rev. (Supplemental Ed. Loan), Ser. 2014-A-1, (AGM Insured), 4.00%, due 12/1/20	457
200	Maine St. Fin. Au. Solid Waste Disp. Rev. (Casella Waste Sys. Proj.), Ser. 2015, 5.13%, due 8/1/35 Putable 8/1/25	207	(b)
		664
Michigan 2.9%
1,000	Michigan St. Fin. Au. Rev. Ref. (Std. Loan), Ser. 2014-25-A, 5.00%, due 11/1/20	1,046
1,000	Michigan St. Hsg. Dev. Au. Rev., Ser. 2016-C, 2.15%, due 6/1/23	990
400	Summit Academy Pub. Sch. Academy Ref. Rev., Ser. 2005, 6.38%, due 11/1/35	400
		2,436
Minnesota 0.9%
500	St. Paul Hsg. & Redev. Au. Charter Sch. Lease Rev. (Academia Cesar Chavez Sch. Proj.), Ser. 2015-A, 5.25%, due 7/1/50	490
300	St. Paul Hsg. & Redev. Au. Charter Sch. Lease Rev. (Twin Cities Academy Proj.), Ser. 2015-A, 5.00%, due 7/1/35	301
		791
Mississippi 1.2%
1,000	Mississippi St. Bus. Fin. Commission Gulf Opportunity Zone Rev. (Chevron U.S.A., Inc. Proj.), Ser. 2010-G, 1.60%, due 11/1/35	1,000	(a)

Missouri 2.1%
700	Missouri St. Hlth. & Ed. Fac. Au. Rev. (St. Louis Univ.), Ser. 2008-B-1, (LOC: Barclays Bank PLC), 1.65%, due 10/1/35	700	(a)
	St. Louis Co. Ind. Dev. Au. Ref. Rev. (Nazareth Living Ctr. Proj.)
255	Ser. 2015-A, 5.00%, due 8/15/30	264
390	Ser. 2015-A, 5.00%, due 8/15/35	397
355	Ser. 2015-A, 5.13%, due 8/15/45	361
		1,722
Nevada 0.6%
500	Director of the St. of Nevada Dept. of Bus. & Ind. Rev. (Somerset Academy), Ser. 2015-A, 5.13%, due 12/15/45	505	(b)

New Jersey 8.1%
	Atlantic City G.O. Ref.
200	Ser. 2017-A, (BAM Insured), 5.00%, due 3/1/26	231
200	Ser. 2017-A, (BAM Insured), 5.00%, due 3/1/32	226
200	Ser. 2017-A, (BAM Insured), 5.00%, due 3/1/42	219
200	Essex Co. Imp. Au. Solid Waste Disp. Rev. (Covanta Energy Proj.), Ser. 2015, 5.25%, due 7/1/45	201	(b)
	New Jersey Econ. Dev. Au. Ref. Rev. (Sch. Facs. Construction)
625	Ser. 2005-K, (AMBAC Insured), 5.25%, due 12/15/20	660
500	Ser. 2014-PP, 5.00%, due 6/15/19	506
750	New Jersey Econ. Dev. Au. Spec. Fac. Rev. Ref. (Port Newark Container Term. LLC Proj.), Ser. 2017, 5.00%, due 10/1/47	789
250	New Jersey Higher Ed. Assist. Au. Rev. (Std. Loan Rev.), Ser. 2017-1A, 5.00%, due 12/1/25	286
750	New Jersey Higher Ed. Assist. Au. Rev. Ref. (Std. Loan Rev.), Ser. 2018-B, 5.00%, due 12/1/27	873
1,265	New Jersey Hlth. Care Facs. Fin. Au. Contract Rev. Ref. (Hosp. Asset Trans. Prog.), Ser. 2017, 5.00%, due 10/1/26	1,433
720	New Jersey Trans. Trust Fund Au. Rev., Ser. 2003-B-4, 5.25%, due 12/15/19	740
600	New Jersey Trans. Trust Fund Au. Rev. (Federal Hwy. Reimbursement Notes), Ser. 2016-A-1, 5.00%, due 6/15/19	606
		6,770
New Mexico 0.6%
500	Winrock Town Ctr. Tax Increment Dev. Dist. Number 1 Tax Allocation Sr., Lien Rev. (Gross Receipts Tax Increment Bonds), Ser. 2015, 5.25%, due 5/1/25	496	(b)(c)

New York 5.4%
200	Build NYC Res. Corp. Rev., Ser. 2014, 5.25%, due 11/1/34	203
400	New York St. Dorm. Au. Rev. Non St. Supported Debt (St. Josephs College), Ser. 2010, 5.25%, due 7/1/25	401
300	New York St. Dorm. Au. Rev. Ref. Non St. Supported Debt (Montefiore Obligated Group), Ser. 2018-A, 4.00%, due 8/1/37	301
900	New York St. Dorm. Au. Rev. Ref. Non St. Supported Debt (Orange Reg. Med. Ctr.), Ser. 2017, 5.00%, due 12/1/22	984	(b)
500	New York St. Trans. Dev. Corp. Spec. Fac. Rev. (American Airlines, Inc., John F Kennedy Int'l Arpt. Proj.), Ser. 2016, 5.00%, due 8/1/31	518
1,000	New York St. Trans. Dev. Corp. Spec. Fac. Rev. (Delta Airlines, Inc.-LaGuardia Arpt. Term. C&D Redev.), Ser. 2018, 5.00%, due 1/1/28	1,162
500	Syracuse IDA Pilot Rev. Ref. (Carousel Ctr. Proj.), Ser. 2016-A, 5.00%, due 1/1/31	548
400	Westchester Co. Local Dev. Corp. Rev. Ref. (Wartburg Sr. Hsg. Proj.), Ser. 2015-A, 5.00%, due 6/1/30	402	(b)
		4,519
North Carolina 0.7%
250	North Carolina Med. Care Commission Hlth. Care Fac. First Mtge. Rev. (Lutheran Svcs. for Aging, Inc.), Ser. 2012-A, 5.00%, due 3/1/37	259
345	North Carolina Med. Care Commission Retirement Facs. Ref. Rev. (United Methodist Retirement Homes), Ser. 2016-A, 5.00%, due 10/1/35	366
		625
North Dakota 0.6%
500	Grand Forks Co. Solid Waste Disp. Rev. (Green Bond-Red River Biorefinery, LLC Proj.), Ser. 2018, 5.38%, due 9/15/38	467	(b)

Ohio 4.6%
3,000	Buckeye Tobacco Settlement Fin. Au. Asset-Backed Sr. Rev. (Turbo), Ser. 2007-A-2, 5.88%, due 6/1/30	2,801
1,000	Ohio St. Air Quality Dev. Au. Exempt Facs. Rev. (Pratt Paper LLC Proj.), Ser. 2017, 4.50%, due 1/15/48	1,007	(b)
		3,808
Oklahoma 1.0%
725	Oklahoma St. Dev. Fin. Au. Hlth. Sys. Rev. (OU Medicine Proj.), Ser. 2018-B, 5.50%, due 8/15/57	804

Oregon 0.6%
490	Western Generation Agcy. Rev. (Wauna Cogeneration Proj.), Ser. 2006-A, 5.00%, due 1/1/21	487

Pennsylvania 3.7%
500	Commonwealth Fin. Au. Tobacco Master Settlement Payment Rev. (Tobacco Master Settlement Payment Bonds), Ser. 2018, 5.00%, due 6/1/20	520
	Lancaster Co. Hosp. Au. Rev. (Brethren Village Proj.)
250	Ser. 2015, 5.25%, due 7/1/35	262
150	Ser. 2015, 5.50%, due 7/1/45	158
150	Latrobe Ind. Dev. Au. (St. Vincent College Proj.), Ser. 2013, 5.00%, due 5/1/43	155
200	Luzerne Co. G. O. Ref., Ser. 2017-B, (AGM Insured), 5.00%, due 12/15/27	233
750	Pennsylvania Econ. Dev. Fin. Au. Rev. (Bridges Finco LP), Ser. 2016-C, 5.00%, due 12/31/38	808
400	Pennsylvania Econ. Dev. Fin. Au. Rev. Ref. (Tapestry Moon Sr. Hsg. Proj.), Ser. 2018-A, 6.75%, due 12/1/53	386	(b)
500	Pennsylvania St. Turnpike Commission Turnpike Rev., Subser. 2017-B-1, 5.25%, due 6/1/47	552
		3,074
Rhode Island 2.9%
	Rhode Island St. Hsg. & Mtge. Fin. Corp. Ref. Rev.
255	Ser. 2016-1-C, 2.75%, due 4/1/25	256
275	Ser. 2016-1-C, 2.85%, due 10/1/25	277
280	Ser. 2016-1-C, 2.95%, due 4/1/26	281
185	Ser. 2016-1-C, 3.00%, due 10/1/26	188
	Rhode Island St. Std. Loan Au. Std. Loan Rev. (Sr. Prog.)
665	Ser. 2013-A, 3.25%, due 12/1/22	672
675	Ser. 2017-A, 5.00%, due 12/1/24	756
		2,430
South Carolina 2.2%
500	Lancaster Co. Assessment Rev. Ref. (Walnut Creek Imp. Dist.), Ser. 2016-A-1, 5.00%, due 12/1/31	512
500	South Carolina Jobs Econ. Dev. Au. Econ. Dev. Rev. (River Park Sr. Living Proj.), Ser. 2017-A, 7.75%, due 10/1/57	469
325	South Carolina Jobs Econ. Dev. Au. Solid Waste Disp. Rev. (Green Bond-Jasper Pellets LLC, Proj.), Ser. 2018-A, 7.00%, due 11/1/38	320	(b)
500	South Carolina Jobs Econ. Dev. Au. Solid Waste Disp. Rev. (Repower South Berkeley LLC Proj.), Ser. 2017, 6.25%, due 2/1/45	502	(b)
		1,803
Tennessee 0.8%
800	Bristol IDB Sales Tax Rev., Ser. 2016-B, 0.00%, due 12/1/21	701	(b)

Texas 9.8%
750	Anson Ed. Facs. Corp. Ed. Rev. (Arlington Classics Academy), Ser. 2016-A, 5.00%, due 8/15/45	781
400	Fort Bend Co. Ind. Dev. Corp. Rev. (NRG Energy, Inc.), Ser. 2012-A, 4.75%, due 5/1/38	408
400	Houston Arpt. Sys. Rev., Ser. 2015-B-1, 5.00%, due 7/15/30	434
3,025	Lower Neches Valley Au. Ind. Dev. Corp. Rev. Ref. (Exxon Mobil Proj.), Ser. 2001-A, 1.60%, due 11/1/29	3,025	(a)
300	Mission Econ. Dev. Corp. Wtr. Supply Rev. (Green Bond-Env. Wtr. Minerals Proj.), Ser. 2015, 7.75%, due 1/1/45	240	(b)(c)(e)
750	New Hope Cultural Ed. Facs. Fin. Corp. Retirement Fac. Rev. Ref. (Carillon Life Care Comm. Proj.), Ser. 2016, 5.00%, due 7/1/36	759
250	New Hope Cultural Ed. Facs. Fin. Corp. Sr. Living Rev. (Bridgemoor Plano Proj.), Ser. 2018-A, 7.25%, due 12/1/53	251
500	New Hope Cultural Ed. Facs. Fin. Corp. Sr. Living Rev. (Cardinal Bay, Inc. Village On The Park Carriage), Ser. 2016-C, 5.75%, due 7/1/51	534
500	New Hope Cultural Ed. Facs. Fin. Corp. Std. Hsg. Rev. (NCCD-College Sta. Properties LLC), Ser. 2015-A, 5.00%, due 7/1/47	449
500	Texas St. Private Activity Bond Surface Trans. Corp. Rev. (Sr. Lien-Blueridge Trans. Group LLC), Ser. 2016, 5.00%, due 12/31/40	534
750	Texas St. Trans. Commission Turnpike Sys. Rev. Ref., Ser. 2015-C, 5.00%, due 8/15/34	809
		8,224
Utah 0.6%
500	Utah Charter Sch. Fin. Au. Rev. (Spectrum Academy Proj.), Ser. 2015, 6.00%, due 4/15/45	508	(b)

Vermont 1.9%
500	Vermont Econ. Dev. Au. Solid Waste Disp. Rev. (Casella Waste Sys., Inc.), Ser. 2013, 4.63%, due 4/1/36 Putable 4/3/28	500	(b)
	Vermont Std. Assist. Corp. Ed. Loan Rev.
705	Ser. 2013-A, 3.90%, due 6/15/22	732
310	Ser. 2015-A, 4.13%, due 6/15/28	320
		1,552
Virginia 0.7%
400	Embrey Mill Comm. Dev Au. Spec. Assessment Rev., Ser. 2015, 5.30%, due 3/1/35	401	(b)
200	Virginia College Bldg. Au. Ed. Facs. Rev. (Green Bonds-Marymount Univ. Proj.), Ser. 2015-B, 5.25%, due 7/1/35	211	(b)
		612
Washington 1.3%
500	Washington St. Hlth. Care Fac. Au. Rev. Ref. (Virginia Mason Med. Ctr.), Ser. 2017, 5.00%, due 8/15/26	569
500	Washington St. Hsg. Fin. Commission Rev. Ref. (Bayview Manor Homes), Ser. 2016-A, 5.00%, due 7/1/46	507	(b)
		1,076
West Virginia 1.9%
780	West Virginia Econ. Dev. Au. Energy Rev. Ref. (Morgantown Energy Assoc. Proj.), Ser. 2016, 2.88%, due 12/15/26	753
	West Virginia Hosp. Fin. Au. Rev. Ref. (Cabell Huntington Hosp. Obligated Group)
400	Ser. 2018-A, 5.00%, due 1/1/43	438
425	Ser. 2018-A, 4.13%, due 1/1/47	412
		1,603
Wisconsin 3.2%
400	Pub. Fin. Au. Ed. Rev. (Pine Lake Preparatory), Ser. 2015, 4.95%, due 3/1/30	410	(b)
300	Pub. Fin. Au. Ed. Rev. (Research Triangle High Sch. Proj.), Ser. 2015, 5.38%, due 7/1/35	298	(b)
750	Pub. Fin. Au. Exempt Facs. Ref. Rev. (Celanese Proj.), Ser. 2016-C, 4.30%, due 11/1/30	760
450	Pub. Fin. Au. Multi-Family Hsg. Rev. (FFAH North Carolina & Missouri Portfolio), Ser. 2015-A, 4.75%, due 12/1/35	454
400	Pub. Fin. Au. Rev. (Goodwill Industries of So. Nevada Proj.), Ser. 2015-A, 5.50%, due 12/1/35	280	(c)(e)
500	Pub. Fin. Au. Rev. (Sr.-Maryland Proton Treatment Ctr. LLC), Ser. 2018-A-1, 6.38%, due 1/1/48	512	(b)
		2,714
	Total Investments 99.1% (Cost $82,813)	82,707

	Other Assets Less Liabilities 0.9%	747

	Net Assets 100.0%	$83,454

(a)
Variable rate demand obligation where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate generally resets daily or weekly and is determined by the remarketing agent. The rate shown represents the rate in effect at January 31, 2019.

(b)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2019, these securities amounted to approximately $19,555,000, which represents 23.4% of net assets of the Fund. Securities denoted with (b) but without (c) have been deemed by the investment manager to be liquid.

(c)	Illiquid security.
(d)	Currently a zero coupon security; will convert to 6.04% on August 1, 2026.
(e)	Defaulted security.

See Notes to Schedule of Investments

Schedule of Investments Municipal High Income Fund^
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of January 31, 2019:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3	Total
Investments:
Municipal Notes(a)	$—	$82,707	$—	$82,707
Total Investments	$—	$82,707	$—	$82,707

(a) The Schedule of Investments provides a categorization by state/territory for the portfolio.

^  A balance indicated with a “-“, either reflects a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Municipal Intermediate Bond Fund^
(Unaudited) January 31, 2019

PRINCIPAL AMOUNT		VALUE†
(000's omitted)		(000's omitted)

Municipal Notes 99.1%

Alaska 1.1%
2,000	Alaska St. Hsg. Fin. Corp. Ref. Rev. (Cap. Proj. Bonds II), Ser. 2014-D, 5.00%, due 12/1/25	$2,316
Arizona 0.8%
500	Maricopa Co. Ind. Dev. Au. Rev. (Banner Hlth. Obligated Group), Ser. 2017-C, 5.00%, due 1/1/48 Putable 10/18/24	576
950	Maricopa Co. Ind. Dev. Au. Sr. Living Fac. Rev. Ref. (Christian Care Retirement Apts., Inc. Proj.), Ser. 2016-A, 5.00%, due 1/1/24	1,075
		1,651
California 9.2%
2,000	California Pub. Works Board Lease Rev. Ref., Ser. 2017-B, 5.00%, due 10/1/26	2,408
2,055	California Statewide Communities Dev. Au. PCR (So. California Edison Co.), Ser. 2006, 1.90%, due 4/1/28 Putable 4/1/20	2,038
250	California Statewide Communities Dev. Au. Rev. (Henry Mayo Newhall Mem. Hosp.), Ser. 2014-A, (AGM Insured), 5.00%, due 10/1/28	281
1,665	Contra Costa Co. Redev. Agcy. Successor Agcy. Tax Allocation Ref., Ser. 2017-A, (BAM Insured), 5.00%, due 8/1/32	1,973
7,000	Deutsche Bank Spears/Lifers Trust Rev. (Starwood Comm. Dev. Au.), Ser. 2017-DBE-7006, (LOC: Deutsche Bank AG), 1.88%, due 4/1/52	7,000	(a)(b)
	Fresno Joint Pwr. Fin. Au. Lease Rev. Ref. (Master Lease Proj.)
1,300	Ser. 2017-A, (AGM Insured), 5.00%, due 4/1/27	1,555
400	Ser. 2017-A, (AGM Insured), 5.00%, due 4/1/32	463
1,500	Los Alamitos Unified Sch. Dist. G.O. (Cap. Appreciation Bonds Sch. Facs. Dist. No. 1-2008 Election), Ser. 2013-E, 0.00%, due 8/1/43	1,290	(c)
560	Placer Co. Wtr. Agcy. Cert. of Participation Ref. Rev., Ser. 2016, 4.00%, due 7/1/30	621
	San Marcos Unified Sch. Dist. G.O. Cap. Appreciation (Election 2010)
740	Ser. 2012-B, 0.00%, due 8/1/26	616
645	Ser. 2012-B, 0.00%, due 8/1/27	516
		18,761
Colorado 0.7%
945	Colorado St. Ed. & Cultural Facs. Au. Rev. Ref. (Alexander Dawson Sch. Proj.), Ser. 2016, 5.00%, due 5/15/25	1,094
300	Westminster Cert. of Participation Ref., Ser. 2013, 4.00%, due 12/1/25	326
		1,420
Connecticut 2.6%
3,000	Connecticut St. G.O., Ser. 2018-C, 4.00%, due 6/15/24	3,210
2,000	Connecticut St. Hlth. & Ed. Facs. Au. Rev. (Yale Univ.), Ser. 1997-T-2, 1.65%, due 7/1/29 Putable 2/3/20	1,998
		5,208
Delaware 0.6%
	Delaware St. Hlth. Facs. Au. Rev. (Beebe Med. Ctr.)
610	Ser. 2018, 5.00%, due 6/1/27	700
500	Ser. 2018, 5.00%, due 6/1/28	575
		1,275
District of Columbia 0.4%
	Dist. of Columbia Rev. (Assoc. of American Med. College)
460	Ser. 2011-A, 5.00%, due 10/1/21	496
350	Ser. 2011-A, 5.00%, due 10/1/22	386
		882
Florida 10.8%
700	Cape Coral Spec. Obligation Ref. Rev., Ser. 2015, 4.00%, due 10/1/30	754
1,000	CityPlace Comm. Dev. Dist. Spec. Assessment Ref. Rev., Ser. 2012, 5.00%, due 5/1/26	1,120
1,170	Florida St. Muni. Loan Council Rev., Ser. 2012, (AGM Insured), 4.00%, due 5/1/19	1,176
340	JEA Elec. Sys. Rev., Ser. 2013-A, 5.00%, due 10/1/29 Pre-Refunded 10/1/22	378
7,700	Martin Co. PCR Ref. (Florida Pwr. & Lt. Co. Proj.), Ser. 2000, 1.70%, due 7/15/22	7,700	(b)
2,000	Miami-Dade Co. G.O. Ref., Ser. 2015-B, 4.00%, due 7/1/32	2,110
3,000	Miami-Dade Co. Wtr. & Swr. Sys. Rev. Ref., Ser. 2017-B, 5.00%, due 10/1/29	3,609
	Port St. Lucie Research Facs. Rev. (Oregon Hlth. and Science Univ. Vaccine and Gene Therapy Institute Florida Corp. Proj.)
1,155	Ser. 2010, 5.00%, due 5/1/22 Pre-Refunded 5/1/20	1,199
1,480	Ser. 2010, 5.00%, due 5/1/23 Pre-Refunded 5/1/20	1,537
2,040	Seminole Co. Sales Tax Rev. Ref., Ser. 2006-B, (National Public Finance Guarantee Corp. Insured), 5.25%, due 10/1/23	2,352
		21,935
Georgia 2.2%
1,645	Bulloch Co. Dev. Au. Std. Hsg. Rev. Ref. (Georgia So. Univ. Hsg. Foundation One LLC), Ser. 2012, (AGM Insured), 5.00%, due 8/1/22	1,809
1,000	Forsyth Co. G.O. Ref., Ser. 2015-B, 5.00%, due 3/1/27	1,176
500	Monroe Co. Dev. Au. PCR Rev. (Georgia Pwr. Co. Plant-Scherer), Ser. 1995-1, 2.00%, due 7/1/25 Putable 6/13/19	500
	Private Colleges & Univ. Au. Rev. (Savannah College of Art & Design, Inc.)
290	Ser. 2014, 5.00%, due 4/1/22	316
540	Ser. 2014, 5.00%, due 4/1/25	611
		4,412
Illinois 7.2%
1,400	Cook Co. Sch. Dist. Number 144 Prairie Hills G.O. (Ltd. Sch.), Ser. 2010-A, (AGM Insured), 5.25%, due 12/1/27 Pre-Refunded 12/1/20	1,487
1,000	Cook Co. Sch. Dist. Number 83 G.O. (Ref. Sch.), Ser. 2011-D, 5.13%, due 12/1/30 Pre-Refunded 12/1/21	1,093
750	Dekalb Kane LaSalle Cos. Comm. College Dist. Number 523 G.O., Ser. 2011-B, 0.00%, due 2/1/25	567
1,085	Illinois Fin. Au. Rev. (LOC Gov't Prog.-Brookfield Lagrange Park Sch. Dist. #95 Proj.), Ser. 2018, 4.00%, due 12/1/38	1,109
	Illinois Fin. Au. Rev. (LOC Gov't Prog.-E Prairie Sch. Dist. # 73 Proj.)
1,065	Ser. 2018, (BAM Insured), 5.00%, due 12/1/29	1,255
485	Ser. 2018, (BAM Insured), 4.00%, due 12/1/42	490
	Illinois St. G.O.
1,500	Ser. 2017-A, 5.00%, due 12/1/35	1,563
250	Ser. 2017-D, 5.00%, due 11/1/26	271
3,000	Ser. 2017-D, 5.00%, due 11/1/28	3,240
125	Illinois St. G.O. Ref., Ser. 2010, 5.00%, due 1/1/20	128
500	Sales Tax Securitization Corp. Rev. Ref., Ser. 2017-A, 5.00%, due 1/1/28	571
	So. Illinois Univ. Cert. of Participation (Cap. Imp. Proj.)
500	Ser. 2014-A1, (BAM Insured), 4.00%, due 2/15/26	530
500	Ser. 2014-A1, (BAM Insured), 5.00%, due 2/15/27	551
	Springfield G.O.
950	Ser. 2014, 4.25%, due 12/1/27	1,012
665	Ser. 2014, 5.00%, due 12/1/28	752
		14,619
Indiana 0.6%
645	Indiana Hlth. Fac. Fin. Au. Rev. (Ascension Hlth. Sub. Credit), Ser. 2005-A-1, 2.80%, due 11/1/27 Putable 8/1/19	648
500	Indiana St. Muni. Pwr. Agcy. Ref. Rev., Ser. 2016-C, 5.00%, due 1/1/27	594
		1,242
Iowa 0.3%
640	Iowa St. Fin. Au. Single Family Mtge. Rev. (Non Ace-Mtge.-Backed Sec. Prog.), Ser. 2017-C, (GNMA/FNMA/FHLMC Insured), 2.30%, due 1/1/26	638

Kansas 0.8%
	Wichita City Sales Tax. Spec. Oblig. Rev. (River Dist. Stadium Star Bond Proj.)
305	Ser. 2018, 5.00%, due 9/1/25	357
1,000	Ser. 2018, 5.00%, due 9/1/27	1,202
		1,559
Kentucky 1.7%
2,000	Carroll Co. PCR Rev. ref. (KY Utils. Co. Proj.), Ser. 2016-A, 1.05%, due 9/1/42 Putable 9/1/19	1,989
1,470	Laurel Co. Judicial Ctr. Pub. Properties Corp. Ref. Rev. (Justice Center Proj.), Ser. 2015, 4.00%, due 3/1/24	1,588
		3,577
Louisiana 0.1%
145	Monroe Sales & Use Tax Ref. Rev., Ser. 2012, 4.00%, due 7/1/23	152

Maryland 7.9%
2,645	Anne Arundel Co. G.O., Ser. 2018, 5.00%, due 10/1/23	3,024
4,000	Charles Co. G.O. Ref. (Consol Pub. Imp.), Ser. 2017, 5.00%, due 10/1/23	4,575
2,500	Maryland St. Dept. of Trans. Ref. Rev. Ref., Ser. 2016, 4.00%, due 9/1/25	2,820
3,000	Maryland St. G.O. Ref., Ser. 2017-C, 5.00%, due 8/1/23	3,418
2,000	Montgomery Co. G.O., Ser. 2014-A, 5.00%, due 11/1/24	2,344
		16,181
Massachusetts 0.4%
230	Boston Wtr. & Swr. Commission Rev., Ser. 1993-A, (National Public Finance Guarantee Corp. Insured), 5.25%, due 11/1/19	236
500	Massachusetts St. Dev. Fin. Agcy. Rev. (CareGroup Obligated Group), Ser. 2018-J2, 5.00%, due 7/1/53	539
		775
Michigan 1.4%
1,000	Detroit Downtown Dev. Au. Tax Increment Rev. Ref. (Catalyst Dev. Proj.), Ser. 2018-A, (AGM Insured), 5.00%, due 7/1/29	1,099
1,830	Michigan St. Hsg. Dev. Au. Rev., Ser. 2016-B, 2.30%, due 6/1/25	1,834
		2,933
Minnesota 1.8%
550	Minnesota St. G.O., Ser. 2015-A, 5.00%, due 8/1/29	645
1,080	Rochester G.O. (Lodging Tax), Ser. 2015-A, 5.00%, due 2/1/23	1,216
1,000	St. Paul Hsg. & Redev. Au. Hlth. Care Rev. Ref. (Fairview Hlth. Svcs. Obligated Group), Ser. 2017-A, 4.00%, due 11/15/43	1,004
755	Willmar G.O. Ref. (Rice Mem. Hosp. Proj.), Ser. 2012-A, 5.00%, due 2/1/19	755
		3,620
Mississippi 3.2%
1,250	Mississippi Dev. Bank Spec. Oblig. (Madison Co. Hwy. Proj.), Ser. 2013-C, 5.00%, due 1/1/27	1,472
200	Mississippi St. Bus. Fin. Commission Gulf Opportunity Zone Rev. (Chevron U.S.A., Inc. Proj.), Ser. 2010-G, 1.60%, due 11/1/35	200	(b)
1,325	Mississippi St. G.O. Ref., Ser. 2015-C, 5.00%, due 10/1/26	1,569
2,100	Warren Co. Gulf Opportunity Zone Rev. Ref. (Int'l Paper Co. Proj.), Ser. 2018, 2.90%, due 9/1/32 Putable 9/1/23	2,106
1,000	West Rankin Utils. Au. Rev., Ser. 2018, (AGM Insured), 5.00%, due 1/1/43	1,106
		6,453
Missouri 2.0%
2,000	Missouri St. Hlth. & Ed. Facs. Au. Hlth. Fac. Rev. Ref. (SSM Hlth. Care Oblig.), Ser. 2018-C, 5.00%, due 6/1/36 Putable 6/1/23	2,193
	Missouri St. Hsg. Dev. Commission Single Family Mtge. Rev. (Non-AMT Spec. Homeownership Loan Prog.)
865	Ser. 2014-A,(GNMA/FNMA/FHLMC Insured), 3.80%, due 11/1/34	877
1,015	Ser. 2014-A,(GNMA/FNMA/FHLMC Insured), 4.00%, due 11/1/39	1,026
		4,096
Nevada 0.4%
750	Las Vegas Redev. Agcy. Tax Increment Rev., Ser. 2009-A, 7.50%, due 6/15/23 Pre-Refunded 6/15/19	766

New Jersey 4.3%
150	Jersey City G.O. Ref., Ser. 2012, (AGM Insured), 4.00%, due 9/1/19	152
1,000	New Jersey Econ. Dev. Au. Rev., Ser. 2017-DDD, 5.00%, due 6/15/42	1,046
400	New Jersey Hlth. Care Fac. Fin. Au. Dept. Human Svc. Rev. (Greystone Park Psychiatric Hosp. Proj.), Ser. 2013-B, 5.00%, due 9/15/20	417
1,130	New Jersey Hlth. Care Fac. Fin. Au. Rev. (Inspira Hlth. Obligated Group), Ser. 2017-A, 5.00%, due 7/1/29	1,324
1,000	New Jersey Hlth. Care Facs. Fin. Au. Contract Rev. Ref. (Princeton Hlth. Care Sys.), Ser. 2017, 5.00%, due 10/1/26	1,133
1,000	New Jersey St. Trans. Trust Fund Au. Trans. Sys. Rev., Ser. 2006-A, 5.25%, due 12/15/19	1,028
2,000	New Jersey St. Trans. Trust Fund Au. Trans. Sys. Rev. Ref., Ser. 2018-A, 5.00%, due 12/15/28	2,273
1,000	New Jersey Trans. Trust Fund Au. Rev. (Federal Hwy. Reimbursement Notes), Ser. 2016-A-1, 5.00%, due 6/15/19	1,011
295	Union Co. Imp. Au. Rev. (Correctional Fac. Proj.), Ser. 2013, 4.00%, due 6/15/23	320
		8,704
New York 5.6%
390	Albany Cap. Res. Corp. Ref. Rev. (Albany College of Pharmacy & Hlth. Sciences), Ser. 2014-A, 5.00%, due 12/1/26	440
650	Albany Co. G.O., Ser. 2012-B, 4.00%, due 11/1/22	675
1,140	Hempstead Town Local Dev. Corp. Rev. Ref. (Molloy College Proj.), Ser. 2017, 5.00%, due 7/1/29	1,299
	Long Beach, G.O.
335	Ser. 2014-A, (BAM Insured), 4.00%, due 11/15/21	353
520	Ser. 2014-A, (BAM Insured), 4.00%, due 11/15/23	562
1,000	MTA Hudson Rail Yards Trust Oblig. Rev., Ser. 2016-A, 5.00%, due 11/15/46	1,018
1,950	New York City Transitional Fin. Au. Rev. (Future Tax Secured), Subser. 2016-A-1, 4.00%, due 5/1/31	2,109
800	New York St. Dorm. Au. Personal Income Tax Rev., Ser. 2014-C, 5.00%, due 3/15/25	923
125	New York St. Dorm. Au. Personal Income Tax Rev. Ref., Ser. 2015-E, 5.00%, due 3/15/26	148
900	New York St. Dorm. Au. Sales Tax Rev., Ser. 2013-A, 5.00%, due 3/15/28	1,003
775	Niagara Falls G.O. Ref., Ser. 2016, 4.00%, due 5/15/19	779
1,000	Oneida Co. G.O., Ser. 2016, (BAM Insured), 2.00%, due 5/15/19	1,001
1,000	Utils. Debt Securitization Au. Rev., Ser. 2013-TE, 5.00%, due 12/15/28	1,138
		11,448
North Carolina 0.3%
650	North Carolina St. Cap. Imp. Ltd. Oblig. (Annual Appropriation), Ser. 2009-A, 5.00%, due 5/1/19	655

Ohio 2.7%
	Ohio St. G.O.
4,000	Ser. 2018-A, 5.00%, due 2/1/24	4,611
850	Ser. 2018-A, 5.00%, due 6/15/24	988
		5,599
Oklahoma 2.7%
2,000	Carter Co. Pub. Fac. Au. Ed. Fac. Lease Rev., Ser. 2018, 5.00%, due 9/1/29	2,336
1,000	Cleveland Co. Ed. Facs. Au. Lease Rev. (Moore Pub. Sch. Proj.), Ser. 2016, 5.00%, due 6/1/19	1,011
675	Cleveland Co. Ed. Facs. Au. Lease Rev. Ref. (Noble Pub. Sch. Proj.), Ser. 2017, 5.00%, due 9/1/31	779
1,350	Tulsa Co. Independent Sch. Dist. No. 9 Union Board of Ed. G.O., Ser. 2016, 1.50%, due 4/1/19	1,349
		5,475
Oregon 0.8%
1,430	Portland Comm. College Dist. G.O., Ser. 2013, 5.00%, due 6/15/23	1,624

Pennsylvania 7.0%
	Berks Co. Ind. Dev. Au. Hlth. Sys. Rev. Ref. (Tower Hlth. Proj.)
2,000	Ser. 2017, 5.00%, due 11/1/28	2,327
1,000	Ser. 2017, 5.00%, due 11/1/29	1,155
	Lackawanna Co. Ind. Dev. Au. Rev. Ref. (Univ. of Scranton)
940	Ser. 2017, 5.00%, due 11/1/28	1,094
600	Ser. 2017, 5.00%, due 11/1/29	694
500	Ser. 2017, 5.00%, due 11/1/30	574
	Luzerne Co. G. O. Ref.
500	Ser. 2017-A, (AGM Insured), 5.00%, due 12/15/25	574
500	Ser. 2017-A, (AGM Insured), 5.00%, due 12/15/26	579
400	Ser. 2017-A, (AGM Insured), 5.00%, due 12/15/27	465
300	Ser. 2017-B, (AGM Insured), 5.00%, due 12/15/25	344
170	Ser. 2017-B, (AGM Insured), 5.00%, due 12/15/26	197
	Luzerne Co. Ind. Dev. Au. Lease Rev. Ref. Gtd.
550	Ser. 2017, (AGM Insured), 5.00%, due 12/15/25	624
525	Ser. 2017, (AGM Insured), 5.00%, due 12/15/26	593
250	Ser. 2017, (AGM Insured), 5.00%, due 12/15/27	282
1,000	Pennsylvania St. G.O., Ser. 2015, 5.00%, due 3/15/29	1,145
225	Pennsylvania St. Ref. G.O., Ser. 2016, 5.00%, due 9/15/26	266
2,065	Pennsylvania St. Turnpike Commission Rev. Ref., Ser. 2016, 5.00%, due 6/1/27	2,365
750	Southeastern Trans. Au. Rev. Ref., Ser. 2017, 5.00%, due 3/1/28	909
		14,187
Rhode Island 2.2%
500	Providence Redev. Agcy. Ref. Rev., Ser. 2015-A, 5.00%, due 4/1/22	539
	Rhode Island Commerce Corp. Spec. Fac. Rev. Ref. (1st Lien - Rhode Island Arpt. Corp. Int'l Fac. Proj.)
1,170	Ser. 2018, 5.00%, due 7/1/28	1,374
645	Ser. 2018, (BAM-TCRS Insured), 5.00%, due 7/1/34	733
	Rhode Island St. Hlth. & Ed. Bldg. Corp. Pub. Sch. Rev. Ref.
500	Ser. 2017-A, (AGM Insured), 5.00%, due 5/15/24	566
400	Ser. 2017-A, (AGM Insured), 5.00%, due 5/15/25	460
625	Rhode Island St. Hlth. & Ed. Bldg. Corp. Rev. (Providence Pub. Sch. Prog.), Ser. 2013-A, 5.00%, due 5/15/22	683
200	Rhode Island St. Std. Loan Au. Std. Loan Rev. (Sr. Prog.), Ser. 2010-A, 4.40%, due 12/1/19	200
		4,555
South Carolina 1.1%
2,000	South Carolina St. Pub. Svc. Au. Oblig. Rev. Ref., Ser. 2014-C, 5.00%, due 12/1/28	2,208

Tennessee 0.4%
700	Greeneville Hlth. & Ed. Facs. Board Hosp. Rev. Ref. (Ballad Hlth. Obligated Group), Ser. 2018-A, 5.00%, due 7/1/32	755

Texas 7.8%
1,650	Bexar Co. G.O. (Cert. Oblig.), Ser. 2013-B, 5.00%, due 6/15/22	1,828
2,700	Dallas Co. G.O. (Cert. Oblig.), Ser. 2016, 5.00%, due 8/15/23	3,067
400	Gulf Coast Waste Disp. Au. Rev. (Bayport Area Sys.), Ser. 2013, (AGM Insured), 3.00%, due 10/1/26	409
800	Houston Wtr. & Swr. Sys. Jr. Lien Ref. Rev., Ser. 2001-B, (National Public Finance Guarantee Corp. Insured), 5.50%, due 12/1/24	931
1,250	La Joya Independent Sch. Dist. Ref. G.O., Ser. 2013, (PSF-GTD Insured), 5.00%, due 2/15/33	1,472
1,250	Laredo Independent Sch. Dist. G.O. (Sch. Bldg.), Ser. 2013, 5.00%, due 8/1/27	1,397
100	Lower Neches Valley Au. Ind. Dev. Corp. Rev. Ref. (Exxon Mobil Proj.), Ser. 2001-A, 1.60%, due 11/1/29	100	(b)
500	McKinney G.O., Ser. 2014, 5.00%, due 8/15/24	581
1,430	Midlothian Ref. G.O., Ser. 2016, 2.00%, due 8/15/19	1,433
	New Hope Cultural Ed. Facs. Fin. Corp. Std. Hsg. Rev. (Collegiate Hsg. College Sta. I LLC)
160	Ser. 2014-A, (AGM Insured), 4.00%, due 4/1/20	163
200	Ser. 2014-A, (AGM Insured), 4.00%, due 4/1/21	207
200	Ser. 2014-A, (AGM Insured), 4.00%, due 4/1/22	210
125	Ser. 2014-A, (AGM Insured), 4.00%, due 4/1/23	133
220	Ser. 2014-A, (AGM Insured), 4.00%, due 4/1/24	236
1,900	North Tollway Au. First Tier Rev. Ref., Ser. 2017-A, 5.00%, due 1/1/43	2,137
1,290	Pampa Independent Sch. Dist. G.O. Ref., (PSF-GTD Insured), Ser. 2016, 5.00%, due 8/15/32	1,481
50	Texas Pub. Fin. Au. Rev. (So. Univ. Fin. Sys.), Ser. 2013, (BAM Insured), 5.00%, due 11/1/20	52
		15,837
Utah 1.6%
	Midvale Redev. Agcy. Tax Increment & Sales Tax Rev.
660	Ser. 2018, 5.00%, due 5/1/32	771
695	Ser. 2018, 5.00%, due 5/1/33	805
480	Ser. 2018, 5.00%, due 5/1/34	553
990	Weber Co. Spec. Assessment (Summit Mountain Assessment Area), Ser. 2013, 5.50%, due 1/15/28	1,121
		3,250
Vermont 0.3%
685	Burlington Elec. Sys. Rev., Ser. 2014-A, (AGM Insured), 3.63%, due 7/1/29	715

Virginia 1.2%
2,000	Henrico Co. Wtr. & Swr. Ref. Rev., Ser. 2016, 5.00%, due 5/1/27	2,391

Washington 3.2%
	Kent Ref. G.O.
900	Ser. 2016, 4.00%, due 12/1/29	991
1,000	Ser. 2016, 4.00%, due 12/1/30	1,087
	North Thurston Pub. Sch. G.O.
215	Ser. 2016, 4.00%, due 12/1/28	238
250	Ser. 2016, 4.00%, due 12/1/29	274
375	Ser. 2016, 4.00%, due 12/1/30	407
1,000	Washington St. Hlth. Care Fac. Au. Rev. Ref. (Virginia Mason Med. Ctr.), Ser. 2017, 5.00%, due 8/15/26	1,138
320	Washington St. Ref. G.O., Ser. 2016-B, 5.00%, due 7/1/26	381
	Whitman Co. Sch. Dist. No. 267 Pullman G.O.
800	Ser. 2016, 4.00%, due 12/1/29	873
975	Ser. 2016, 4.00%, due 12/1/30	1,056
		6,445
West Virginia 0.9%
1,000	West Virginia Hosp. Fin. Au. Rev. (Impt. West Virginia Univ. Hlth. Sys. Obligated Group), Ser. 2018-A, 5.00%, due 6/1/52	1,072
700	West Virginia Hosp. Fin. Au. Rev. Ref. (Cabell Huntington Hosp. Obligated Group), Ser. 2018-A, 5.00%, due 1/1/29	823
		1,895
Wisconsin 0.8%
470	Pub. Fin. Au. Lease Dev. Rev. (Central Dist. Dev. Proj.), Ser. 2016, 5.00%, due 3/1/32	532
1,000	Wisconsin St. Hlth. & Ed. Facs. Au. Rev. Ref. (Ascension Health Credit Group), Ser. 2016-A, 4.00%, due 11/15/39	1,019
		1,551

	Total Investments 99.1% (Cost $200,000)	201,765

	Other Assets Less Liabilities 0.9%	1,879

	Net Assets 100.0%	$203,644

(a)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2019, these securities amounted to approximately $7,000,000, which represents 3.4% of net assets of the Fund. These securities have been deemed by the investment manager to be liquid.

(b)
Variable rate demand obligation where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate generally resets daily or weekly and is determined by the remarketing agent. The rate shown represents the rate in effect at January 31, 2019.

(c)	Currently a zero coupon security; will convert to 6.04% on August 1, 2026.

See Notes to Schedule of Investments

Schedule of Investments Municipal Intermediate Bond Fund^
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of January 31, 2019:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3	Total
Investments:
Municipal Notes(a)	$—	$201,765	$—	$201,765
Total Investments	$—	$201,765	$—	$201,765

(a) The Schedule of Investments provides a categorization by state/territory for the portfolio.

^ A balance indicated with a "-", either reflects a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Fund^
(Unaudited) January 31, 2019

PRINCIPAL AMOUNT		VALUE†
(000's omitted)		(000's omitted)

U.S. Treasury Obligations 12.9%
	U.S. Treasury Notes
$5,515	2.75%, due 9/30/20 – 8/15/21	$5,541
2,070	2.50%, due 12/31/20	2,071
2,080	2.63%, due 7/15/21 – 12/15/21	2,090
2,000	2.88%, due 10/15/21	2,022

	Total U.S. Treasury Obligations (Cost $11,394)	11,724

Mortgage-Backed Securities 21.9%

Collateralized Mortgage Obligations 0.1%
63	Harborview Mortgage Loan Trust, Ser. 2004-4, Class 3A, (1 month USD LIBOR + 1.13%), 3.64%, due 6/19/34	61	(a)

Commercial Mortgage-Backed 19.6%
708	Banc of America Commercial Mortgage Trust, Ser. 2017-BNK3, Class A1, 1.96%, due 2/15/50	698
494	BBCMS Mortgage Trust, Ser. 2017-C1, Class A1, 2.01%, due 2/15/50	486
	CD Mortgage Trust
575	Ser. 2016-CD1, Class A1, 1.44%, due 8/10/49	564
339	Ser. 2017-CD3, Class A1, 1.97%, due 2/10/50	335
1,829	Ser. 2017-CD5, Class A1, 2.03%, due 8/15/50	1,800
	Citigroup Commercial Mortgage Trust
873	Ser. 2012-GC8, Class AAB, 2.61%, due 9/10/45	867
564	Ser. 2016-C2, Class A1, 1.50%, due 8/10/49	553
1,028	Ser. 2018-C5, Class A1, 3.13%, due 6/10/51	1,033
	Commercial Mortgage Pass-Through Certificates
186	Ser. 2015-CR25, Class A1, 1.74%, due 8/10/48	184
428	Ser. 2016-CR28, Class A1, 1.77%, due 2/10/49	424
130	Ser. 2015-PC1, Class A1, 1.67%, due 7/10/50	129
817	CSAIL Commercial Mortgage Trust, Ser. 2017-CX10, Class A1, 2.23%, due 11/15/50	804
496	DBJPM Mortgage Trust, Ser. 2016-C3, Class A1, 1.50%, due 8/10/49	487
168	GS Mortgage Securities Trust, Ser. 2015-GS1, Class A1, 1.94%, due 11/10/48	166
717	JP Morgan Chase Commercial Mortgage Securities Trust, Ser. 2013-LC11, Class ASB, 2.55%, due 4/15/46	710
	JPMBB Commercial Mortgage Securities Trust
1,180	Ser. 2013-C12, Class ASB, 3.16%, due 7/15/45	1,181
337	Ser. 2015-C27, Class ASB, 3.02%, due 2/15/48	336
1,356	Ladder Capital Commercial Mortgage Securities LLC, Ser. 2017-LC26, Class A1, 1.98%, due 7/12/50	1,336	(b)
	Morgan Stanley Bank of America Merrill Lynch Trust
326	Ser. 2016-C28, Class A1, 1.53%, due 1/15/49	322
738	Ser. 2017-C33, Class A1, 2.03%, due 5/15/50	728
367	SG Commercial Mortgage Securities Trust, Ser. 2016-C5, Class A1, 1.35%, due 10/10/48	360
	Wells Fargo Commercial Mortgage Trust
179	Ser. 2015-P2, Class A1, 1.97%, due 12/15/48	178
785	Ser. 2016-NXS6, Class A1, 1.42%, due 11/15/49	772
825	Ser. 2017-C39, Class A1, 1.98%, due 9/15/50	811
1,604	Ser. 2018-C45, Class A1, 3.13%, due 6/15/51	1,613
479	Ser. 2016-NXS5, Class A1, 1.56%, due 1/15/59	473
574	Ser. 2016-C32, Class A1, 1.58%, due 1/15/59	567
		17,917
Fannie Mae 1.2%
	Pass-Through Certificates
231	3.50%, due 10/1/25	235
517	3.00%, due 9/1/27	519
329	4.50%, due 4/1/39 – 5/1/44	344
		1,098
Freddie Mac 1.0%

	Pass-Through Certificates
266	3.50%, due 5/1/26	271
383	3.00%, due 1/1/27	385
225	4.50%, due 11/1/39	237
		893

	Total Mortgage-Backed Securities (Cost $20,195)	19,969

Corporate Bonds 50.3%

Aerospace & Defense 1.1%
650	General Dynamics Corp., (3 month USD LIBOR + 0.38%), 3.00%, due 5/11/21	650	(a)
395	United Technologies Corp., 3.35%, due 8/16/21	399
		1,049
Agriculture 1.6%
1,515	BAT Capital Corp., 2.30%, due 8/14/20	1,495

Auto Manufacturers 3.3%
390	Daimler Finance N.A. LLC, 1.50%, due 7/5/19	388	(b)
810	Harley-Davidson Financial Services, Inc., (3 month USD LIBOR + 0.50%), 3.15%, due 5/21/20	810	(a)(b)
1,840	Volkswagen Group of America Finance LLC, (3 month USD LIBOR + 0.77%), 3.39%, due 11/13/20	1,839	(a)(b)
		3,037
Banks 17.3%
1,675	Bank of America Corp., 5.63%, due 7/1/20	1,740
2,025	Citigroup, Inc., 2.45%, due 1/10/20	2,016
1,750	Goldman Sachs Group, Inc., 5.25%, due 7/27/21	1,835
850	HSBC Holdings PLC, (3 month USD LIBOR + 0.60%), 3.24%, due 5/18/21	849	(a)
1,610	JPMorgan Chase & Co., 4.40%, due 7/22/20	1,643
1,500	Morgan Stanley, 5.75%, due 1/25/21	1,575
1,250	National Australia Bank Ltd., 3.70%, due 11/4/21	1,264
1,235	Santander UK PLC, 2.50%, due 1/5/21	1,215
795	Sumitomo Mitsui Banking Corp., 2.51%, due 1/17/20	792
985	Toronto-Dominion Bank, 3.25%, due 6/11/21	992
900	Wells Fargo Bank N.A., (3 month USD LIBOR + 0.49%), 3.33%, due 7/23/21	903	(a)
915	Westpac Banking Corp., 2.15%, due 3/6/20	908
		15,732
Beverages 1.8%
623	Anheuser-Busch InBev Finance, Inc., 2.65%, due 2/1/21	620
1,000	Diageo Capital PLC, (3 month USD LIBOR + 0.24%), 2.88%, due 5/18/20	999	(a)
		1,619
Commercial Services 1.5%
1,335	ERAC USA Finance LLC, 5.25%, due 10/1/20	1,378	(b)

Diversified Financial Services 3.9%
675	AIG Global Funding, 2.15%, due 7/2/20	668	(b)
1,525	American Express Co., 2.20%, due 10/30/20	1,507
1,380	Capital One Financial Corp., 2.50%, due 5/12/20	1,370
		3,545
Electric 2.5%
1,060	Pennsylvania Electric Co., 5.20%, due 4/1/20	1,086
	Sempra Energy
810	(3 month USD LIBOR + 0.25%), 3.04%, due 7/15/19	808	(a)
390	2.40%, due 2/1/20	386
		2,280
Media 3.4%
800	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.58%, due 7/23/20	802
580	Comcast Corp., (3 month USD LIBOR + 0.44%), 3.24%, due 10/1/21	580	(a)
585	Discovery Communications LLC, 2.20%, due 9/20/19	581
545	Fox Corp., 3.67%, due 1/25/22	551	(b)
555	Walt Disney Co., (3 month USD LIBOR + 0.19%), 2.94%, due 6/5/20	555	(a)
		3,069
Oil & Gas 1.8%
835	BP AMI Leasing, Inc., 5.52%, due 5/8/19	839	(b)
815	BP Capital Markets PLC, 3.56%, due 11/1/21	828
		1,667
Pharmaceuticals 5.9%
1,235	AbbVie, Inc., 2.50%, due 5/14/20	1,228
1,385	Cigna Corp, Inc., 3.20%, due 9/17/20	1,387	(b)
900	CVS Health Corp., 2.80%, due 7/20/20	897
1,000	GlaxoSmithKline Capital PLC, (3 month USD LIBOR + 0.35%), 2.96%, due 5/14/21	997	(a)
209	Mylan NV, 2.50%, due 6/7/19	208
640	Shire Acquisitions Investments Ireland DAC, 1.90%, due 9/23/19	635
		5,352
Pipelines 1.3%
1,180	Enterprise Products Operating LLC, 2.80%, due 2/15/21	1,176

Retail 1.0%
925	Walmart, Inc., (3 month USD LIBOR + 0.23%), 3.05%, due 6/23/21	927	(a)

Telecommunications 3.9%
1,715	AT&T, Inc., 2.80%, due 2/17/21	1,706
571	Cisco Systems, Inc., (3 month USD LIBOR + 0.50%), 3.24%, due 3/1/19	571	(a)
1,210	Verizon Communications, Inc., 4.60%, due 4/1/21	1,252
		3,529

	Total Corporate Bonds (Cost $46,235)	45,855

Asset-Backed Securities 9.1%
565	Ally Auto Receivables Trust, Ser. 2018-1, Class A3, 2.35%, due 6/15/22	561
1,570	American Express Credit Account Master Trust, Ser. 2018-1, Class A, 2.67%, due 10/17/22	1,567
1,200	Bank of America Credit Card Trust, Ser. 2018-A3, Class A3, 3.10%, due 12/15/23	1,209
73	Canadian Pacer Auto Receivables Trust, Ser. 2017-1A, Class A2A, 1.77%, due 12/19/19	73	(b)
	Capital One Multi-Asset Execution Trust
1,200	Ser. 2016-A3, Class A3, 1.34%, due 4/15/22	1,193
1,030	Ser. 2014-A4, Class A4, (1 month USD LIBOR + 0.36%), 2.87%, due 6/15/22	1,031	(a)
1,050	Chase Issuance Trust, Ser. 2016-A5, Class A5, 1.27%, due 7/15/21	1,043
476	GM Financial Consumer Automobile Receivables Trust, Ser. 2017-3A, Class A2A, 1.71%, due 9/16/20	475	(b)
329	Nissan Auto Receivables Owner Trust, Ser. 2016-C, Class A3, 1.18%, due 1/15/21	327
565	Toyota Auto Receivables Owner Trust, Ser. 2018-A, Class A3, 2.35%, due 5/16/22	561
277	Verizon Owner Trust, Ser. 2016-1A, Class A, 1.42%, due 1/20/21	276	(b)

	Total Asset-Backed Securities (Cost $8,337)	8,316

NUMBER OF SHARES

Short-Term Investments 5.3%

Investment Companies 5.3%
4,860,132	State Street Institutional U.S. Government Money Market Fund Premier Class, 2.32%(c) (Cost $4,860)	4,860	(d)

	Total Investments 99.5% (Cost $91,021)	90,724

	Other Assets Less Liabilities 0.5%	473	(e)

	Net Assets 100.0%	$91,197

(a)	Variable or floating rate security. The interest rate shown was the current rate as of January 31, 2019 and changes periodically.
(b)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2019, these securities amounted to approximately $10,020,000, which represents 11.0% of net assets of the Fund. These securities have been deemed by the investment manager to be liquid.

(c)	Represents 7-day effective yield as of January 31, 2019.
(d)	All or a portion of this security is segregated in connection with obligations for futures with a total value of approximately $4,860,000.
(e)	Includes the impact of the Fund's open positions in derivatives at January 31, 2019.

See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Fund^
(Unaudited) (cont’d)

Derivative Instruments

Futures contracts ("futures")

At January 31, 2019, open positions in futures for the Fund were as follows:

Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
3/2019	122	U.S. Treasury Note, 2 Year	$25,904,031	$126,141
Total Futures			$25,904,031	$126,141

See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Fund^
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of January 31, 2019:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Obligations	$—	$11,724	$—	$11,724
Mortgage-Backed Securities(a)	—	19,969	—	19,969
Corporate Bonds(a)	—	45,855	—	45,855
Asset-Backed Securities	—	8,316	—	8,316
Short-Term Investments	—	4,860	—	4,860
Total Investments	$—	$90,724	$—	$90,724

(a)	The Schedule of Investments provides information on the industry or sector categorization for the portfolio.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's derivatives as of January 31, 2019:

Other Financial Instruments

(000's omitted)	Level 1	Level 2	Level 3	Total
Assets
Futures(a)
Assets	$126	$—	$—	$126
Total	$126	$—	$—	$126

(a)	Futures are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

^	A balance indicated with a "-", either reflects a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Short Duration High Income Fund^
(Unaudited) January 31, 2019

PRINCIPAL AMOUNT		VALUE†
(000's omitted)		(000's omitted)

Loan Assignments(a) 7.1%

Building & Development 0.4%
219	Jeld-Wen Inc., First Lien Term Loan, (3 month USD LIBOR + 2.00%), 4.80%, due 12/14/24	$213
70	Realogy Corporation, Term Loan B, (1 month USD LIBOR + 2.25%), 4.76%, due 2/8/25	68
		281
Business Equipment & Services 1.0%
399	Protection One, First Lien Term Loan, (1 month USD LIBOR + 2.75%), 5.25%, due 5/2/22	393
86	Servicemaster Company, Term Loan B, (1 month USD LIBOR + 2.50%), 5.00%, due 11/8/23	85
203	West, Term Loan, (1 month USD LIBOR + 4.00%), 6.50%, due 10/10/24	186
		664
Cable & Satellite Television 0.4%
284	Altice France S.A., Term Loan B13, (1 month USD LIBOR + 4.00%), 6.51%, due 8/14/26	268

Chemicals & Plastics 0.1%
64	Starfruit Finco B.V., Term Loan B, (1 month USD LIBOR + 3.25%), 5.75%, due 10/1/25	62

Containers & Glass Products 0.6%
80	Berlin Packaging LLC, First Lien Term Loan, (USD LIBOR + 3.00%), 5.51%, due 11/7/25	77	(b)
349	BWAY Corporation, Term Loan B, (3 month USD LIBOR + 3.25%), 6.03%, due 4/3/24	336
		413
Diversified Insurance 0.2%
145	Sedgwick Claims Management Services, Inc., Term Loan B, (1 month USD LIBOR + 3.25%), 5.75%, due 12/31/25	141

Drugs 0.5%
34	Bausch Health Companies Inc., Term Loan B, (1 month USD LIBOR + 2.75%), 5.26%, due 11/27/25	33
214	Endo Luxembourg Finance Company I S.a.r.l., Term Loan B, (1 month USD LIBOR + 4.25%), 6.75%, due 4/29/24	212
38	Valeant Pharmaceuticals International, Inc., Term Loan B, (1 month USD LIBOR + 3.00%), 5.51%, due 6/2/25	38
		283
Electronics - Electrical 0.4%
186	Rackspace Hosting, Inc., First Lien Term Loan, (3 month USD LIBOR + 3.00%), 5.58%, due 11/3/23	172
21	SS&C Technologies Holdings Europe S.A.R.L., Term Loan B4, (1 month USD LIBOR + 2.25%), 4.75%, due 4/16/25	20
	SS&C Technologies Inc.
54	Term Loan B3, (1 month USD LIBOR + 2.25%), 4.75%, due 4/16/25	53
10	Term Loan B5, (1 month USD LIBOR + 2.25%), 4.75%, due 4/16/25	10
		255
Food Service 0.1%
38	Welbilt, Inc., Term Loan B, (1 month USD LIBOR + 2.50%), 5.00%, due 10/23/25	37

Health Care 0.3%
240	Team Health, Inc., First Lien Term Loan, (1 month USD LIBOR + 2.75%), 5.25%, due 2/6/24	216	(c)

Leisure Goods - Activities - Movies 0.3%
204	Seaworld, Term Loan B5, (1 month USD LIBOR + 3.00%), 5.50%, due 3/31/24	200

Lodging & Casinos 1.7%
131	Boyd Gaming Corporation, Term Loan B3, (1 week USD LIBOR + 2.25%), 4.66%, due 9/15/23	129	(d)(e)
219	Caesars Resort Collection, LLC, First Lien Term Loan B, (1 month USD LIBOR + 2.75%), 5.25%, due 12/22/24	216
220	Eldorado Resorts, Term Loan B, (USD LIBOR + 2.25%), 4.81%, due 4/17/24	217
	Mohegan Tribal Gaming
63	Term Loan A, (1 month USD LIBOR + 3.75%), 6.25%, due 10/13/21	60
85	Term Loan B, (1 month USD LIBOR + 4.00%), 6.50%, due 10/13/23	78
280	Station Casinos, Term Loan B, (1 month USD LIBOR + 2.50%), 5.00%, due 6/8/23	276
127	Twin Rivers Casino, Term Loan B, (3 month USD LIBOR + 3.50%), 6.30%, due 7/10/20	126
		1,102
Retailers (except food & drug) 0.6%
300	Bass Pro Shops, Term Loan B, (1 month USD LIBOR + 5.00%), 7.50%, due 9/25/24	296
91	CDW LLC, Term Loan B, (1 month USD LIBOR + 1.75%), 4.25%, due 8/17/23	90
		386
Telecommunications 0.4%
219	Centurylink, Term Loan B, (1 month USD LIBOR + 2.75%), 5.25%, due 1/31/25	210
65	Syniverse Holdings, Inc., First Lien Term Loan, (1 month USD LIBOR + 5.00%), 7.51%, due 3/9/23	58
		268
Utilities 0.1%
54	Texas Competitive, Term Loan B2, (1 month USD LIBOR + 2.25%), 4.75%, due 12/14/23	53

	Total Loan Assignments (Cost $4,700)	4,629

Corporate Bonds 89.6%

Advertising 2.9%
100	Clear Channel Worldwide Holdings, Inc., Ser. A, 6.50%, due 11/15/22	102
360	Nielsen Co. Luxembourg SARL, 5.50%, due 10/1/21	363	(f)
	Nielsen Finance LLC/Nielsen Finance Co.
620	4.50%, due 10/1/20	619
565	5.00%, due 4/15/22	564	(f)
265	Outfront Media Capital LLC/Outfront Media Capital Corp., 5.63%, due 2/15/24	268
		1,916
Auto Parts & Equipment 0.6%
85	American Axle & Manufacturing, Inc., 7.75%, due 11/15/19	87
200	IHO Verwaltungs GmbH, (4.13% Cash/4.88% PIK), 4.13%, due 9/15/21	195	(f)(g)
120	LKQ Corp., 4.75%, due 5/15/23	121
		403
Banking 1.4%
	Ally Financial, Inc.
200	8.00%, due 3/15/20	209
195	7.50%, due 9/15/20	205
160	4.25%, due 4/15/21	161
145	4.13%, due 2/13/22	146
	CIT Group, Inc.
45	4.13%, due 3/9/21	45
145	5.00%, due 8/15/22	149
		915
Building & Construction 3.0%
	Lennar Corp.
350	4.50%, due 11/15/19	348
390	4.75%, due 4/1/21	394
70	4.13%, due 1/15/22	70
50	5.38%, due 10/1/22	51
155	Meritage Homes Corp., 7.15%, due 4/15/20	160
365	Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.25%, due 4/15/21	366	(f)
280	Toll Brothers Finance Corp., 5.88%, due 2/15/22	291
300	TRI Pointe Group, Inc., 4.88%, due 7/1/21	296
		1,976
Building Materials 0.3%
150	Beacon Roofing Supply, Inc., 6.38%, due 10/1/23	155
47	Masonite Int'l Corp., 5.63%, due 3/15/23	47	(f)
		202
Cable & Satellite Television 7.2%
200	Altice Financing SA, 6.63%, due 2/15/23	201	(f)
240	Altice Luxembourg SA, 7.75%, due 5/15/22	233	(f)
420	Cable One, Inc., 5.75%, due 6/15/22	427	(f)
	CCO Holdings LLC/CCO Holdings Capital Corp.
805	5.13%, due 2/15/23	813
190	4.00%, due 3/1/23	185	(f)
195	5.75%, due 1/15/24	199
180	5.88%, due 4/1/24	185	(f)
	CSC Holdings LLC
285	6.75%, due 11/15/21	299
355	5.13%, due 12/15/21	356	(f)
211	10.13%, due 1/15/23	227	(f)
295	5.38%, due 7/15/23	298	(f)
	DISH DBS Corp.
160	7.88%, due 9/1/19	163
450	6.75%, due 6/1/21	458
210	5.88%, due 7/15/22	199
100	5.00%, due 3/15/23	87
370	Numericable-SFR SA, 6.25%, due 5/15/24	363	(f)
		4,693
Chemicals 2.7%
115	Ashland LLC, 4.75%, due 8/15/22	116
	Huntsman Int'l LLC
210	4.88%, due 11/15/20	213
105	5.13%, due 11/15/22	109
	NOVA Chemicals Corp.
550	5.25%, due 8/1/23	535	(f)
95	4.88%, due 6/1/24	90	(f)
290	PQ Corp., 6.75%, due 11/15/22	303	(f)
365	WR Grace & Co-Conn, 5.13%, due 10/1/21	375	(f)
		1,741
Consumer - Commercial Lease Financing 6.5%
120	Avolon Holdings Funding Ltd., 5.13%, due 10/1/23	122	(f)
	Navient Corp.
134	4.88%, due 6/17/19	134
445	6.50%, due 6/15/22	455
	Park Aerospace Holdings Ltd.
280	3.63%, due 3/15/21	276	(f)
655	5.25%, due 8/15/22	665	(f)
145	4.50%, due 3/15/23	142	(f)
340	5.50%, due 2/15/24	345	(f)
585	SLM Corp., 7.25%, due 1/25/22	607
	Springleaf Finance Corp.
1,175	7.75%, due 10/1/21	1,237
165	6.13%, due 5/15/22	170
95	5.63%, due 3/15/23	94
		4,247
Diversified Capital Goods 0.5%
200	Anixter, Inc., 5.13%, due 10/1/21	203
155	CFX Escrow Corp., 6.00%, due 2/15/24	155	(f)(h)
		358
Electric - Generation 3.5%
	Calpine Corp.
675	6.00%, due 1/15/22	680	(f)
190	5.38%, due 1/15/23	185
330	5.88%, due 1/15/24	330	(f)
	Dynegy, Inc.
250	7.38%, due 11/1/22	260
215	5.88%, due 6/1/23	220
188	7.63%, due 11/1/24	200
435	NRG Energy, Inc., 6.25%, due 5/1/24	450
		2,325
Electric - Integrated 0.3%
205	Talen Energy Supply LLC, 9.50%, due 7/15/22	209	(f)

Energy - Exploration & Production 5.5%
	Antero Resources Corp.
230	5.38%, due 11/1/21	231
80	5.13%, due 12/1/22	80
422	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.00%, due 4/1/22	451	(f)
	Chesapeake Energy Corp.
140	6.13%, due 2/15/21	140
120	4.88%, due 4/15/22	114
125	5.75%, due 3/15/23	117
120	7.00%, due 10/1/24	117
265	EP Energy LLC/Everest Acquisition Finance, Inc., 9.38%, due 5/1/24	141	(f)
120	Newfield Exploration Co., 5.75%, due 1/30/22	125
	Oasis Petroleum, Inc.
85	6.88%, due 3/15/22	85
195	6.88%, due 1/15/23	193
	Range Resources Corp.
445	5.75%, due 6/1/21	447
210	5.88%, due 7/1/22	211
75	Sanchez Energy Corp., 7.75%, due 6/15/21	15
370	SM Energy Co., 6.13%, due 11/15/22	371
	Whiting Petroleum Corp.
180	5.75%, due 3/15/21	180
225	6.25%, due 4/1/23	222
	WPX Energy, Inc.
275	6.00%, due 1/15/22	279
70	8.25%, due 8/1/23	78
		3,597
Environmental 0.4%
240	Advanced Disposal Services, Inc., 5.63%, due 11/15/24	241	(f)

Food & Drug Retailers 0.2%
135	Albertsons Cos. LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC, 6.63%, due 6/15/24	133

Food - Wholesale 0.3%
185	Post Holdings, Inc., 5.50%, due 3/1/25	184	(f)

Gaming 2.5%
225	Boyd Gaming Corp., 6.88%, due 5/15/23	234
115	Eldorado Resorts, Inc., 6.00%, due 4/1/25	116
200	Int'l Game Technology PLC, 6.25%, due 2/15/22	207	(f)
122	Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., 6.75%, due 11/15/21	126	(f)
	MGM Resorts Int'l
395	6.63%, due 12/15/21	417
180	7.75%, due 3/15/22	196
180	VICI Properties 1 LLC/VICI FC, Inc., 8.00%, due 10/15/23	194
165	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 4.25%, due 5/30/23	161	(f)
		1,651
Gas Distribution 3.6%
65	Antero Midstream Partners L.P./Antero Midstream Finance Corp., 5.38%, due 9/15/24	64
	DCP Midstream LLC
206	5.35%, due 3/15/20	209	(f)
365	4.75%, due 9/30/21	367	(f)
110	DCP Midstream Operating L.P., 2.70%, due 4/1/19	110
	NuStar Logistics L.P.
305	6.75%, due 2/1/21	313
180	4.75%, due 2/1/22	175
175	SemGroup Corp./Rose Rock Finance Corp., 5.63%, due 7/15/22	166
250	Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.50%, due 8/15/22	241
	Targa Resources Partners L.P./Targa Resources Partners Finance Corp.
520	5.25%, due 5/1/23	521
190	6.75%, due 3/15/24	198
		2,364
Health Facilities 5.1%
	Acadia Healthcare Co., Inc.
225	5.13%, due 7/1/22	221
130	6.50%, due 3/1/24	128
	HCA, Inc.
210	7.50%, due 2/15/22	230
525	5.88%, due 3/15/22	556
245	5.88%, due 5/1/23	259
245	MEDNAX, Inc., 5.25%, due 12/1/23	246	(f)
	Tenet Healthcare Corp.
210	4.75%, due 6/1/20	212
165	4.50%, due 4/1/21	165
435	4.38%, due 10/1/21	434
405	7.50%, due 1/1/22	421	(f)
60	8.13%, due 4/1/22	63
65	6.75%, due 6/15/23	64
330	Universal Health Services, Inc., 4.75%, due 8/1/22	334	(f)
		3,333
Health Services 1.4%
190	DaVita, Inc., 5.75%, due 8/15/22	193
255	IQVIA, Inc., 4.88%, due 5/15/23	258	(f)
285	Service Corp. Int'l, 4.50%, due 11/15/20	283
200	Syneos Health, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc., 7.50%, due 10/1/24	211	(f)
		945
Hotels 0.6%
375	RHP Hotel Properties L.P./RHP Finance Corp., 5.00%, due 4/15/21	375

Investments & Misc. Financial Services 0.2%
115	MSCI, Inc., 5.25%, due 11/15/24	117	(f)

Managed Care 1.3%
	Centene Corp.
280	4.75%, due 5/15/22	285
400	6.13%, due 2/15/24	419
115	WellCare Health Plans, Inc., 5.25%, due 4/1/25	117
		821
Media Content 4.6%
	AMC Networks, Inc.
190	4.75%, due 12/15/22	191
85	5.00%, due 4/1/24	84
	Gannett Co., Inc.
51	5.13%, due 10/15/19	51
350	5.13%, due 7/15/20	351
50	4.88%, due 9/15/21	50	(f)
125	Lions Gate Capital Holdings LLC, 5.88%, due 11/1/24	123	(f)
	Netflix, Inc.
345	5.38%, due 2/1/21	353
60	5.50%, due 2/15/22	62
	Nexstar Broadcasting, Inc.
80	6.13%, due 2/15/22	81	(f)
75	5.88%, due 11/15/22	76
	Sinclair Television Group, Inc.
180	5.38%, due 4/1/21	180
255	5.63%, due 8/1/24	247	(f)
	Sirius XM Radio, Inc.
645	3.88%, due 8/1/22	635	(f)
195	4.63%, due 5/15/23	195	(f)
180	Univision Communications, Inc., 5.13%, due 5/15/23	168	(f)
160	WMG Acquisition Corp., 5.00%, due 8/1/23	159	(f)
		3,006
Medical Products 0.2%
105	Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA, 6.63%, due 5/15/22	101	(f)

Metals - Mining Excluding Steel 3.9%
	Arconic, Inc.
150	5.40%, due 4/15/21	153
120	5.87%, due 2/23/22	124
145	FMG Resources (August 2006) Pty Ltd., 4.75%, due 5/15/22	144	(f)
	Freeport-McMoRan, Inc.
205	3.10%, due 3/15/20	203
1,180	3.55%, due 3/1/22	1,142	(i)
335	Hudbay Minerals, Inc., 7.25%, due 1/15/23	345	(f)
235	Novelis Corp., 6.25%, due 8/15/24	237	(f)
200	Teck Resources Ltd., 4.75%, due 1/15/22	202
		2,550
Oil Field Equipment & Services 0.5%
320	Precision Drilling Corp., 7.75%, due 12/15/23	306

Packaging 4.3%
320	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.63%, due 5/15/23	320	(f)
	Berry Plastics Corp.
270	5.50%, due 5/15/22	272
150	6.00%, due 10/15/22	153
440	5.13%, due 7/15/23	441
350	BWAY Holding Co., 5.50%, due 4/15/24	342	(f)
125	Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, due 1/15/23	126
200	Graphic Packaging Int'l, Inc., 4.75%, due 4/15/21	202
145	Owens-Brockway Glass Container, Inc., 5.00%, due 1/15/22	146	(f)
	Reynolds Group Issuer, Inc.
75	(3 month USD LIBOR + 3.50%), 6.29%, due 7/15/21	75	(a)(f)
510	5.13%, due 7/15/23	511	(f)
200	Sealed Air Corp., 4.88%, due 12/1/22	202	(f)
		2,790
Personal & Household Products 1.1%
	Energizer Holdings, Inc.
130	4.70%, due 5/19/21	131
120	4.70%, due 5/24/22	120
262	Prestige Brands, Inc., 5.38%, due 12/15/21	262	(f)
	Spectrum Brands, Inc.
145	6.63%, due 11/15/22	148
60	6.13%, due 12/15/24	60
		721
Pharmaceuticals 2.4%
130	Endo Finance LLC & Endo Finco, Inc., 7.25%, due 1/15/22	123	(f)
60	Mallinckrodt Int'l Finance SA/Mallinckrodt CB LLC, 4.88%, due 4/15/20	59	(f)
	Valeant Pharmaceuticals Int'l, Inc.
450	6.50%, due 3/15/22	465	(f)
170	5.50%, due 3/1/23	166	(f)
160	5.88%, due 5/15/23	157	(f)
555	7.00%, due 3/15/24	582	(f)
		1,552
Printing & Publishing 0.3%
218	R.R. Donnelley & Sons Co., 7.88%, due 3/15/21	221

Real Estate Development & Management 0.4%
280	Realogy Group LLC/Realogy Co-Issuer Corp., 5.25%, due 12/1/21	280	(f)

Real Estate Investment Trusts 2.2%
	MPT Operating Partnership L.P./MPT Finance Corp.
260	6.38%, due 3/1/24	272
410	5.50%, due 5/1/24	418
305	Sabra Health Care L.P./Sabra Capital Corp., 5.50%, due 2/1/21	308
	Starwood Property Trust, Inc.
170	3.63%, due 2/1/21	167
260	5.00%, due 12/15/21	263
		1,428
Recreation & Travel 2.3%
280	Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp., 5.38%, due 6/1/24	281
1,033	NCL Corp. Ltd., 4.75%, due 12/15/21	1,040	(f)
195	Six Flags Entertainment Corp., 4.88%, due 7/31/24	193	(f)
		1,514
Restaurants 0.7%
285	1011778 BC ULC/New Red Finance, Inc., 4.63%, due 1/15/22	285	(f)
160	Yum! Brands, Inc., 3.88%, due 11/1/20	159
		444
Software - Services 2.3%
	First Data Corp.
195	5.38%, due 8/15/23	199	(f)
165	5.00%, due 1/15/24	169	(f)
245	Nuance Communications, Inc., 6.00%, due 7/1/24	247
535	Open Text Corp., 5.63%, due 1/15/23	547	(f)
190	Rackspace Hosting, Inc., 8.63%, due 11/15/24	159	(f)
213	WEX, Inc., 4.75%, due 2/1/23	210	(f)
		1,531
Specialty Retail 0.6%
	Penske Automotive Group, Inc.
260	3.75%, due 8/15/20	258
95	5.75%, due 10/1/22	97
70	QVC, Inc., 5.13%, due 7/2/22	72
		427
Steel Producers/Products 0.5%
310	Big River Steel LLC/BRS Finance Corp., 7.25%, due 9/1/25	325	(f)
35	Steel Dynamics, Inc., 5.25%, due 4/15/23	36
		361
Support - Services 4.2%
50	ADT Corp., 4.13%, due 6/15/23	48
140	Anna Merger Sub, Inc., 7.75%, due 10/1/22	20	(f)
120	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.50%, due 4/1/23	119
	Hertz Corp.
420	5.88%, due 10/15/20	416
140	7.38%, due 1/15/21	138
195	7.63%, due 6/1/22	194	(f)
	Iron Mountain, Inc.
420	4.38%, due 6/1/21	419	(f)
195	6.00%, due 8/15/23	200
110	5.75%, due 8/15/24	109
463	Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25%, due 5/15/23	490	(f)
115	United Rentals N.A., Inc., 5.75%, due 11/15/24	118
455	Vizient, Inc., 10.38%, due 3/1/24	493	(f)
		2,764
Tech Hardware & Equipment 2.4%
170	CDW LLC/CDW Finance Corp., 5.00%, due 9/1/23	171
	CommScope, Inc.
305	5.00%, due 6/15/21	305	(f)
215	5.50%, due 6/15/24	201	(f)
	Diamond 1 Finance Corp./Diamond 2 Finance Corp.
690	5.88%, due 6/15/21	701	(f)
190	7.13%, due 6/15/24	200	(f)
		1,578
Telecom - Satellite 0.5%
153	Hughes Satellite Systems Corp., 6.50%, due 6/15/19	155
130	Intelsat Jackson Holdings SA, 9.50%, due 9/30/22	151	(f)
		306
Telecom - Wireless 2.5%
315	Sprint Capital Corp., 6.90%, due 5/1/19	317
750	Sprint Corp., 7.25%, due 9/15/21	788
195	Sprint Nextel Corp., 7.00%, due 8/15/20	202
	T-Mobile USA, Inc.
145	4.00%, due 4/15/22	144
90	6.00%, due 3/1/23	92
85	6.00%, due 4/15/24	87
		1,630
Telecom - Wireline Integrated & Services 2.8%
410	CenturyLink, Inc., Ser. V, 5.63%, due 4/1/20	414
145	Equinix, Inc., 5.38%, due 1/1/22	147
	Frontier Communications Corp.
160	7.13%, due 3/15/19	157
55	6.25%, due 9/15/21	38
55	8.75%, due 4/15/22	37
65	10.50%, due 9/15/22	46
	Level 3 Financing, Inc.
160	5.38%, due 8/15/22	161
185	5.63%, due 2/1/23	186
135	5.13%, due 5/1/23	134
55	Qwest Corp., 6.75%, due 12/1/21	59
85	Telecom Italia Capital SA, 7.18%, due 6/18/19	86
395	Zayo Group LLC/Zayo Capital, Inc., 6.00%, due 4/1/23	397
		1,862
Theaters & Entertainment 0.9%
350	AMC Entertainment Holdings, Inc., 5.88%, due 2/15/22	350
260	Live Nation Entertainment, Inc., 5.38%, due 6/15/22	262	(f)
		612

	Total Corporate Bonds (Cost $59,086)	58,730

NUMBER OF SHARES

Short-Term Investments 1.3%

Investment Companies 1.3%
829,321	State Street Institutional U.S. Government Money Market Fund Premier Class, 2.32%(j) (Cost $829)	829	(i)

	Total Investments 98.0% (Cost $64,615)	64,188

	Other Assets Less Liabilities 2.0%	1,317	(k)

	Net Assets 100.0%	$65,505

(a)	Variable or floating rate security. The interest rate shown was the current rate as of January 31, 2019 and changes periodically.
(b)
The stated interest rate represents the weighted average interest rate at January 31, 2019 of the underlying contracts within the Loan Assignment. Interest rates on the underlying contracts are primarily determined by reference to the indicated base lending rate and spread, which are indicated in the security description, and the reset period, which is generally weekly, monthly or quarterly.

(c)	Value determined using significant unobservable inputs.
(d)	All or a portion of this security was purchased on a delayed delivery basis.
(e)	All or a portion of this security had not settled as of January 31, 2019 and thus may not have an interest rate in effect. Interest rates do not take effect until settlement.
(f)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2019, these securities amounted to approximately $24,649,000, which represents 37.6% of net assets of the Fund. These securities have been deemed by the investment manager to be liquid.

(g)	Payment-in-kind (PIK) security.
(h)	When-issued security. Total value of all such securities at January 31, 2019, amounted to approximately $155,000, which represents 0.2% of net assets of the fund.
(i)	All or a portion of this security is segregated in connection with obligations for delayed delivery securities and/or when-issued securities with a total value of approximately $1,971,000.
(j)	Represents 7-day effective yield as of January 31, 2019.
(k)	As of January 31, 2019, the value of unfunded loan commitments was approximately $55,000 for the Fund.

See Notes to Schedule of Investments

Schedule of Investments Short Duration High Income Fund^
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of January 31, 2019:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3(b)	Total
Investments:
Loan Assignments
Health Care	$—	$—	$216	$216
Other Loan Assignments(a)	—	4,413	—	4,413
Total Loan Assignments	—	4,413	216	4,629
Corporate Bonds(a)	—	58,730	—	58,730
Short-Term Investments	—	829	—	829
Total Investments	$—	$63,972	$216	$64,188

(a)	The Schedule of Investments provides information on the industry or sector categorization for the portfolio.

(b)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

(000’s omitted)	Beginning balance, as of 11/1/2018	Accrued discounts/ (premiums)	Realized gain/ (loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 1/31/2019	Net change in unrealized appreciation/ (depreciation) from investments still held as of 1/31/2019
Investments in Securities:
Loan Assignments(c)
Food Service	$40	$—	$—	$—	$—	$—	$—	$(40)	$—	$—
Health Care	—	—	—	(11)	—	—	227	—	216	(11)
Lodging & Casinos	205	—	(12)	1	—	(194)	—	—	—	—
Total	$245	$—	$(12)	$(10)	$—	$(194)	$227	$(40)	$216	$(11)

(c)
Securities categorized as Level 3 are valued based on single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

^	A balance indicated with a "-", either reflects a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^
(Unaudited) January 31, 2019

NUMBER OF SHARES			VALUE†
			(000's omitted)
Common Stock 0.0%(a)

Media - Broadcast 0.0%(a)
	4	Cumulus Media, Inc., Class A (Cost $51)	$53	*

PRINCIPAL AMOUNT(b)
(000's omitted)

Loan Assignments(c) 1.6%

Automotive 0.0%(a)
	$707	ABRA, First Lien Term Loan, (2 month USD LIBOR + 3.00%), 5.62%, due 9/17/21	704
	115	Wand Intermediate I LP, Second Lien Term Loan, (2 month USD LIBOR + 7.25%), 9.84%, due 9/19/22	114
			818
Building & Development 0.0%(a)
		Capital Automotive LP
	492	First Lien Term Loan, (1 month USD LIBOR + 2.50%), 5.00%, due 3/24/24	477
	299	Second Lien Term Loan, (1 month USD LIBOR + 6.00%), 8.50%, due 3/24/25	297
			774
Business Equipment & Services 0.3%
		Advantage Sales and Marketing
	536	First Lien Term Loan, (1 month USD LIBOR + 3.25%), 5.75%, due 7/23/21	469
	245	Second Lien Term Loan, (1 month USD LIBOR + 6.50%), 9.00%, due 7/25/22	184
	618	Ceridian HCM Holding Inc., Term Loan B, (1 month USD LIBOR + 3.25%), 5.75%, due 4/30/25	610
	814	Change Healthcare Holdings, Term Loan B, (1 month USD LIBOR + 2.75%), 5.25%, due 3/1/24	796
	216	Dorna Sports, S.L., Term Loan B, (USD LIBOR + 3.00%), due 4/12/24	210	(d)(e)(f)
	720	Duff & Phelps Corporation, Term Loan B, (1 month USD LIBOR + 3.25%), 5.75%, due 2/13/25	693
	736	Garda World Security, Term Loan, (3 month USD LIBOR + 3.50%), 6.24%, due 5/24/24	722
	776	Greeneden U.S. Holdings II, LLC, Term Loan B, (1 month USD LIBOR + 3.25%), 5.75%, due 12/1/23	756
	822	Kronos, Term Loan B, (3 month USD LIBOR + 3.00%), 5.54%, due 11/1/23	805
	826	Minimax GmbH & Co. KG, Term Loan B1C, (1 month USD LIBOR + 3.00%), 5.50%, due 7/31/25	818
	785	Solera, Term Loan B, (1 month USD LIBOR + 2.75%), 5.25%, due 3/3/23	768
	588	Tempo Acquisition, Term Loan, (1 month USD LIBOR + 3.00%), 5.50%, due 5/1/24	577
	871	West, Term Loan, (1 month USD LIBOR + 4.00%), 6.50%, due 10/10/24	798
			8,206
Cable & Satellite Television 0.1%
	534	Altice France S.A., Term Loan B13, (1 month USD LIBOR + 4.00%), 6.51%, due 8/14/26	503
	590	Ziggo, Term Loan E, (1 month USD LIBOR + 2.50%), 5.01%, due 4/15/25	570
			1,073
Chemicals & Plastics 0.0%(a)
	565	Starfruit Finco B.V, Term Loan B, (1 month USD LIBOR + 3.25%), 5.75%, due 10/1/25	552

Containers & Glass Products 0.1%
	793	BWAY Corporation, Term Loan B, (3 month USD LIBOR + 3.25%), 6.03%, due 4/3/24	764
	316	Proampac, First Lien Term Loan, (USD LIBOR + 3.50%), 6.10%, due 11/18/23	306	(g)
	615	Trident TPI Holdings, Inc., Term Loan B1, (1 month USD LIBOR + 3.25%), 5.75%, due 10/17/24	592
			1,662
Diversified Insurance 0.0%(a)
	790	Sedgwick Claims Management Services, Inc., Term Loan B, (1 month USD LIBOR + 3.25%), 5.75%, due 12/31/25	769

Drugs 0.1%
	838	Endo Luxembourg Finance Company I S.a.r.l., Term Loan B, (1 month USD LIBOR + 4.25%), 6.75%, due 4/29/24	829
	686	Valeant Pharmaceuticals International, Inc., Term Loan B, (1 month USD LIBOR + 3.00%), 5.51%, due 6/2/25	678
			1,507
Electronics - Electrical 0.3%
	799	Avast Software B.V., Term Loan B, (3 month USD LIBOR + 2.50%), 5.30%, due 9/30/23	788
	160	Hyland Software, Inc., Second Lien Term Loan, (1 month USD LIBOR + 7.00%), 9.50%, due 7/7/25	159
	200	IFS, Term Loan B, (3 month USD LIBOR + 3.75%), 6.56%, due 7/31/24	194
	777	Infor Global Solutions Ltd., Term Loan B6, (1 month USD LIBOR + 2.75%), 5.25%, due 2/1/22	772
	576	Rackspace Hosting, Inc., First Lien Term Loan, (3 month USD LIBOR + 3.00%), 5.58%, due 11/3/23	533
	791	Riverbed Technology, Term Loan, (1 month USD LIBOR + 3.25%), 5.75%, due 4/24/22	723
	702	Sophia LP, Term Loan B, (3 month USD LIBOR + 3.25%), 6.05%, due 9/30/22	686
	535	SS&C Technologies Holdings Europe S.A.R.L., Term Loan B4, (1 month USD LIBOR + 2.25%), 4.75%, due 4/16/25	524
	1,392	SS&C Technologies Inc., Term Loan B3, (1 month USD LIBOR + 2.25%), 4.75%, due 4/16/25	1,362
	655	Vertafore, Inc., First Lien Term Loan, (3 month USD LIBOR + 3.25%), 6.05%, due 7/2/25	635
			6,376
Financial Intermediaries 0.0%(a)
	607	LPL Holdings, Inc., First Lien Term Loan B, (1 month USD LIBOR + 2.25%), 4.75%, due 9/23/24	600

Food & Drug Retailers 0.0%(a)
	667	Albertsons LLC, Term Loan B6, (3 month USD LIBOR + 3.00%), 5.69%, due 6/22/23	657

Food Products 0.0%(a)
	792	Nomad Foods Europe Midco Ltd., Term Loan B4, (1 month USD LIBOR + 2.25%), 4.76%, due 5/15/24	769

Health Care 0.1%
	355	Auris Luxembourg III S.a.r.l., Term Loan B, (USD LIBOR + 3.75%), due 7/20/25	353	(d)(e)
	422	Concentra Inc., First Lien Term Loan, (1 month USD LIBOR + 2.75%), 5.27%, due 6/1/22	418
	325	Concentra Operating Company, Second Lien Term Loan, (1 month USD LIBOR + 6.50%), 9.02%, due 6/1/23	323
	650	Envision Healthcare Corporation, First Lien Term Loan, (1 month USD LIBOR + 3.75%), 6.25%, due 10/10/25	611
	771	Multiplan, Inc., Term Loan B, (3 month USD LIBOR + 2.75%), 5.55%, due 6/7/23	746
			2,451
Industrial Equipment 0.1%
		Brookfield WEC Holdings Inc.
	530	First Lien Term Loan, (1 month USD LIBOR + 3.75%), 6.25%, due 8/1/25	527
	70	Second Lien Term Loan, (1 month USD LIBOR + 6.75%), 9.25%, due 8/3/26	70
		Crosby Worldwide
	940	First Lien Term Loan, (1 month USD LIBOR + 3.00%), 5.50%, due 11/23/20	869
	55	Second Lien Term Loan, (1 month USD LIBOR + 6.00%), 8.50%, due 11/22/21	48
	755	Filtration Group Corporation, First Lien Term Loan, (1 month USD LIBOR + 3.00%), 5.50%, due 3/29/25	748
	588	Pro Mach Group, Inc., Term Loan B, (1 month USD LIBOR + 3.00%), 5.51%, due 3/7/25	568
			2,830
Leisure Goods - Activities - Movies 0.0%(a)
	720	Formula One, Term Loan, (1 month USD LIBOR + 2.50%), 5.00%, due 2/1/24	691

Lodging & Casinos 0.1%
		Golden Entertainment
	286	First Lien Term Loan, (1 month USD LIBOR + 3.00%), 5.51%, due 10/21/24	280
	327	Second Lien Term Loan, (1 month USD LIBOR + 7.00%), 9.50%, due 10/20/25	319
		Mohegan Tribal Gaming
	183	Term Loan A, (1 month USD LIBOR + 3.75%), 6.25%, due 10/13/21	175
	551	Term Loan B, (1 month USD LIBOR + 4.00%), 6.50%, due 10/13/23	511
	621	Twin Rivers Casino, Term Loan B, (3 month USD LIBOR + 3.50%), 6.30%, due 7/10/20	617
			1,902
Oil & Gas 0.1%
	465	Gavilan Resources, Second Lien Term Loan, (1 month USD LIBOR + 6.00%), 8.52%, due 3/1/24	372
	844	Lucid Energy Group II LLC, First Lien Term Loan, (1 month USD LIBOR + 3.00%), 5.52%, due 2/17/25	791
	654	Medallion Midland, First Lien Term Loan, (1 month USD LIBOR + 3.25%), 5.75%, due 10/30/24	627
			1,790
Property & Casualty Insurance 0.0%(a)
	488	Asurion LLC, Term Loan B7, (1 month USD LIBOR + 3.00%), 5.50%, due 11/3/24	479

Publishing 0.0%(a)
	548	Harland Clark Holdings Corp., Term Loan B7, (3 month USD LIBOR + 4.75%), 7.55%, due 11/3/23	509

Radio & Television 0.0%(a)
	495	Cumulus Media New Holdings Inc., Term Loan, (1 month USD LIBOR + 4.50%), 7.00%, due 5/15/22	477	(d)(e)
	517	Univision Communications Inc., Term Loan C5, (1 month USD LIBOR + 2.75%), 5.25%, due 3/15/24	481
			958
Retailers (except food & drug) 0.1%
	699	Bass Pro Shops, Term Loan B, (1 month USD LIBOR + 5.00%), 7.50%, due 9/25/24	690
	703	BJS Wholesale Club Inc., First Lien Term Loan, (1 month USD LIBOR + 3.00%), 5.51%, due 2/3/24	696
		EG Finco Limited
	675	Term Loan, (3 month USD LIBOR + 4.00%), 6.81%, due 2/7/25	651
	95	Second Lien Term Loan, (3 month USD LIBOR + 8.00%), 10.81%, due 4/20/26	92
			2,129
Steel 0.0%(a)
	645	MRC Global (US) Inc., First Lien Term Loan B, (1 month USD LIBOR + 3.00%), 5.50%, due 9/20/24	639	(h)

Telecommunications 0.1%
	712	Centurylink, Term Loan B, (1 month USD LIBOR + 2.75%), 5.25%, due 1/31/25	680
		Frontier Communications Corp.
	18	Term Loan A, (1 month USD LIBOR + 2.75%), 5.25%, due 3/31/21	17
	405	Term Loan B1, (1 month USD LIBOR + 3.75%), 6.25%, due 6/15/24	387
	715	GTT Communications, Inc., Term Loan B, (1 month USD LIBOR + 2.75%), 5.25%, due 5/31/25	669
		Intelsat Jackson HLDG
	777	Term Loan B3, (1 month USD LIBOR + 3.75%), 6.25%, due 11/27/23	770
	63	Term Loan B4, (1 month USD LIBOR + 4.50%), 7.00%, due 1/2/24	63
	120	Syniverse Holdings, Inc., Second Lien Term Loan, (1 month USD LIBOR + 9.00%), 11.51%, due 3/11/24	102
			2,688
Utilities 0.1%
	747	Nautilus Power LLC, Term Loan B, (1 month USD LIBOR + 4.25%), 6.75%, due 5/16/24	741
	563	TPF II, Term Loan B, (1 month USD LIBOR + 3.75%), 6.25%, due 10/2/23	549
			1,290

		Total Loan Assignments (Cost $43,537)	42,119

U.S. Treasury Obligations 17.6%
	16,600	U.S. Treasury Bill, 2.33%, due 2/28/19	16,571	(i)(j)
		U.S. Treasury Bonds
	11,345	5.38%, due 2/15/31	14,467
	9,975	3.88%, due 8/15/40	11,511
		U.S. Treasury Inflation-Indexed Bonds(k)
	26,067	2.00%, due 1/15/26	28,296
	39,071	3.63%, due 4/15/28	48,804
	11,922	2.50%, due 1/15/29	13,854
	62,988	3.88%, due 4/15/29	81,712
	18,894	3.38%, due 4/15/32	24,850
	22,404	1.00%, due 2/15/46	21,933
		U.S. Treasury Notes
	29,000	1.38%, due 1/15/20	28,676
	46,735	2.13%, due 12/31/21	46,335
	21,280	2.38%, due 8/15/24	21,170
	115,810	2.25%, due 11/15/27	112,535

		Total U.S. Treasury Obligations (Cost $476,629)	470,714

U.S. Government Agency Securities 0.1%
	2,030	Federal National Mortgage Association, 5.63%, due 7/15/37 (Cost $2,835)	2,682

Mortgage-Backed Securities 36.5%

Collateralized Mortgage Obligations 7.3%
	501	Angel Oak Mortgage Trust LLC, Ser. 2017-3, Class A1, 2.71%, due 11/25/47	497	(l)(m)
		Fannie Mae Connecticut Avenue Securities
	19,918	Ser. 2017-C02, Class 2M2, (1 month USD LIBOR + 3.65%), 6.16%, due 9/25/29	21,487	(c)(n)
	16,585	Ser. 2017-C03, Class 1M2, (1 month USD LIBOR + 3.00%), 5.51%, due 10/25/29	17,539	(c)
	6,598	Ser. 2017-C04, Class 2M2, (1 month USD LIBOR + 2.85%), 5.36%, due 11/25/29	6,827	(c)
	8,950	Ser. 2017-C06, Class 1M2, (1 month USD LIBOR + 2.65%), 5.16%, due 2/25/30	9,258	(c)
	10,770	Ser. 2017-C06, Class 2M2, (1 month USD LIBOR + 2.80%), 5.31%, due 2/25/30	11,088	(c)
	2,670	Ser. 2017-C07, Class 1M2, (1 month USD LIBOR + 2.40%), 4.91%, due 5/25/30	2,721	(c)
	16,691	Ser. 2017-C07, Class 2M2, (1 month USD LIBOR + 2.50%), 5.01%, due 5/25/30	16,992	(c)(n)
	12,430	Ser. 2018-C01, Class 1M2, (1 month USD LIBOR + 2.25%), 4.76%, due 7/25/30	12,533	(c)
	10,400	Ser. 2018-C02, Class 2M2, (1 month USD LIBOR + 2.20%), 4.71%, due 8/25/30	10,379	(c)
		Freddie Mac Multifamily Structured Pass Through Certificates
	70,984	Ser. K083, Class XAM, 0.05%, due 10/25/28	594	(m)(o)
	77,922	Ser. K085, Class XAM, 0.06%, due 10/25/28	724	(m)(o)
		Freddie Mac Structured Agency Credit Risk Debt Notes
	9,610	Ser. 2017-DNA1, Class M2, (1 month USD LIBOR + 3.25%), 5.76%, due 7/25/29	10,315	(c)
	22,826	Ser. 2017-DNA2, Class M2, (1 month USD LIBOR + 3.45%), 5.96%, due 10/25/29	24,636	(c)
	9,935	Ser. 2017-HQA2, Class M2, (1 month USD LIBOR + 2.65%), 5.16%, due 12/25/29	10,240	(c)(n)
	13,819	Ser. 2017-DNA3, Class M2, (1 month USD LIBOR + 2.50%), 5.01%, due 3/25/30	14,194	(c)
	3,250	Ser. 2017-HQA3, Class M2, (1 month USD LIBOR + 2.35%), 4.86%, due 4/25/30	3,296	(c)
	5,680	Ser. 2018-DNA1, Class M2, (1 month USD LIBOR + 1.80%), 4.31%, due 7/25/30	5,591	(c)(n)
	15,275	Ser. 2018-HQA1, Class M2, (1 month USD LIBOR + 2.30%), 4.81%, due 9/25/30	15,159	(c)
	489	JP Morgan Alternative Loan Trust, Ser. 2006-A5, Class 1A1, (1 month USD LIBOR + 0.16%), 2.67%, due 10/25/36	466	(c)
	1,000	Permanent Master Issuer PLC, Ser. 2018-1A, Class 1A1, (3 month USD LIBOR + 0.38%), 3.17%, due 7/15/58	997	(c)(l)
			195,533
Commercial Mortgage-Backed 1.7%
	1,000	BXMT Ltd., Ser. 2017-FL1, Class A, (1 month USD LIBOR + 0.87%), 3.38%, due 6/15/35	1,001	(c)(l)
		Citigroup Commercial Mortgage Trust
	5,735	Ser. 2012-GC8, Class XA, 1.79%, due 9/10/45	280	(l)(m)(o)
	2,200	Ser. 2012-GC8, Class AAB, 2.61%, due 9/10/45	2,186
	1,000	Ser. 2012-GC8, Class B, 4.29%, due 9/10/45	1,018	(l)
	54,344	Ser. 2014-GC25, Class XA, 1.01%, due 10/10/47	2,578	(m)(o)
	31,608	Ser. 2015-GC27, Class XA, 1.38%, due 2/10/48	2,020	(m)(o)
		Commercial Mortgage Loan Trust
	34,352	Ser. 2014-CR17, Class XA, 1.06%, due 5/10/47	1,317	(m)(o)
	1,000	Ser. 2015-CR26, Class A4, 3.63%, due 10/10/48	1,015
	31,110	Commercial Mortgage Pass-Through Certificates, Ser. 2013-LC6, Class XB, 0.33%, due 1/10/46	421	(l)(m)(o)
		Commercial Mortgage Trust
	36,039	Ser. 2012-CR2, Class XA, 1.65%, due 8/15/45	1,704	(m)(o)
	167	Ser. 2012-CR3, Class XA, 1.87%, due 10/15/45	9	(m)(o)
	34,000	Ser. 2013-CR6, Class XB, 0.54%, due 3/10/46	687	(m)(o)
	38,057	Ser. 2014-CR16, Class XA, 1.11%, due 4/10/47	1,415	(m)(o)
	49,868	Ser. 2014-UBS3, Class XA, 1.27%, due 6/10/47	2,088	(m)(o)
	2,784	Ser. 2014-CR19, Class A1, 1.42%, due 8/10/47	2,775
	51,773	Ser. 2014-UBS6, Class XA, 0.95%, due 12/10/47	2,052	(m)(o)
		CSAIL Commercial Mortgage Trust
	9,289	Ser. 2018-CX11, Class A1, 2.89%, due 4/15/51	9,253
	36,383	Ser. 2015-C2, Class XA, 0.80%, due 6/15/57	1,382	(m)(o)
		GS Mortgage Securities Trust
	268	Ser. 2011-GC5, Class XA, 1.34%, due 8/10/44	7	(l)(m)(o)
	62,992	Ser. 2014-GC18, Class XA, 1.04%, due 1/10/47	2,644	(m)(o)
	54,543	Ser. 2015-GC30, Class XA, 0.86%, due 5/10/50	1,937	(m)(o)
	823	Morgan Stanley Capital I Trust, Ser. 2011-C3, Class XA, 0.78%, due 7/15/49	11	(l)(m)(o)
		WF-RBS Commercial Mortgage Trust
	8,745	Ser. 2011-C2, Class XA, 0.78%, due 2/15/44	117	(l)(m)(o)
	223	Ser. 2012-C6, Class XA, 2.08%, due 4/15/45	11	(l)(m)(o)
	102,868	Ser. 2013-C14, Class XB, 0.14%, due 6/15/46	861	(m)(o)
	40,518	Ser. 2014-C21, Class XA, 1.07%, due 8/15/47	1,697	(m)(o)
	61,383	Ser. 2014-C25, Class XA, 0.89%, due 11/15/47	2,325	(m)(o)
	18,152	Ser. 2014-C22, Class XA, 0.85%, due 9/15/57	632	(m)(o)
			43,443
Fannie Mae 14.1%

		Pass-Through Certificates
	6	5.00%, due 6/1/40 – 7/1/40	7
	77	6.00%, due 9/1/33 – 9/1/40	84
	1	6.50%, due 9/1/32	1
	1	7.50%, due 12/1/32	1
	53,625	3.50%, TBA, 30 Year Maturity	53,892	(p)
	218,185	4.00%, TBA, 30 Year Maturity	223,328	(p)
	80,380	4.50%, TBA, 30 Year Maturity	83,515	(p)
	15,835	5.00%, TBA, 30 Year Maturity	16,653	(p)
			377,481
Freddie Mac 10.6%

		Pass-Through Certificates
	7	5.00%, due 12/1/28	7
	74,825	3.50%, TBA, 30 Year Maturity	75,244	(p)
	149,430	4.00%, TBA, 30 Year Maturity	153,032	(p)
	48,000	4.50%, TBA, 30 Year Maturity	49,895	(p)
	5,125	5.00%, TBA, 30 Year Maturity	5,389	(p)
			283,567
Ginnie Mae 2.8%
		Pass-Through Certificates
	—	6.50%, due 7/15/32	1
	1	7.00%, due 8/15/32	1
	23,950	4.00%, TBA, 30 Year Maturity	24,633	(p)
	37,825	4.50%, TBA, 30 Year Maturity	39,259	(p)
	10,475	5.00%, TBA, 30 Year Maturity	10,933	(p)
			74,827

		Total Mortgage-Backed Securities (Cost $988,930)	974,851

Corporate Bonds 50.3%

Advertising 0.3%
	290	Clear Channel Worldwide Holdings, Inc., Ser. A, 6.50%, due 11/15/22	296
		Lamar Media Corp.
	265	5.00%, due 5/1/23	267
	60	5.38%, due 1/15/24	61
	275	5.75%, due 2/1/26	285
	295	MDC Partners, Inc., 6.50%, due 5/1/24	268	(l)(n)
		Nielsen Co. Luxembourg SARL
	1,000	5.50%, due 10/1/21	1,008	(l)
	815	5.00%, due 2/1/25	809	(l)
		Nielsen Finance LLC/Nielsen Finance Co.
	1,115	4.50%, due 10/1/20	1,112
	2,170	5.00%, due 4/15/22	2,167	(l)(n)
		Outfront Media Capital LLC/Outfront Media Capital Corp.
	305	5.25%, due 2/15/22	308
	590	5.63%, due 2/15/24	597	(n)
	700	5.88%, due 3/15/25	707	(n)
			7,885
Aerospace & Defense 0.1%
	570	BBA US Holdings, Inc., 5.38%, due 5/1/26	570	(l)(n)
EUR	449	Leonardo-Finmeccanica SpA, 4.50%, due 1/19/21	552
	$1,445	TransDigm, Inc., 6.25%, due 3/15/26	1,467	(l)(q)
			2,589
Agriculture 0.6%
	18,195	BAT Capital Corp., 4.54%, due 8/15/47	14,934

Airlines 0.0%(a)
	650	Unity 1 Sukuk Ltd., 3.86%, due 11/30/21	650	(r)

Apparel 0.1%
EUR	475	Hanesbrands Finance Luxembourg SCA, 3.50%, due 6/15/24	561	(r)
EUR	605	Levi Strauss & Co., 3.38%, due 3/15/27	709
EUR	1,160	PVH Corp., 3.13%, due 12/15/27	1,291	(r)
			2,561
Auto Manufacturers 0.9%
	$10,185	General Motors Financial Co., Inc., 5.10%, due 1/17/24	10,351
EUR	3,075	Volkswagen Bank GmbH, 1.25%, due 12/15/25	3,327	(n)(r)
		Volkswagen Int'l Finance NV
EUR	765	(7 year EUR Swap + 2.20%), 2.45%, due 3/20/22	862	(c)(r)(s)
EUR	5,200	(5 year EUR Swap + 2.54%), 2.70%, due 12/14/22	5,785	(c)(n)(r)(s)
EUR	2,200	(6 year EUR Swap + 2.97%), 3.38%, due 6/27/24	2,424	(c)(n)(r)(s)
EUR	700	(10 year EUR Swap + 3.37%), 3.88%, due 6/14/27	747	(c)(r)(s)
			23,496
Auto Parts & Equipment 0.2%
	$250	American Axle & Manufacturing, Inc., 7.75%, due 11/15/19	256	(n)
EUR	414	Faurecia SA, 2.63%, due 6/15/25	453	(r)
EUR	650	Goodyear Dunlop Tires Europe BV, 3.75%, due 12/15/23	748	(r)
	$440	Goodyear Tire & Rubber Co., 5.13%, due 11/15/23	439	(n)
		IHO Verwaltungs GmbH
	220	4.13% Cash/4.88% PIK, due 9/15/21	215	(l)(t)
	430	4.50% Cash/5.25% PIK, due 9/15/23	410	(l)(t)
	110	LKQ Corp., 4.75%, due 5/15/23	111
EUR	993	LKQ Italia Bondco SpA, 3.88%, due 4/1/24	1,176	(r)
EUR	921	Tenneco, Inc., 4.88%, due 4/15/22	1,080	(r)
	$457	ZF N.A. Capital, Inc., 4.00%, due 4/29/20	455	(l)
			5,343
Banking 0.4%
		Ally Financial, Inc.
	4,040	8.00%, due 3/15/20	4,227	(n)
	1,090	7.50%, due 9/15/20	1,149	(n)
	865	4.25%, due 4/15/21	870	(n)
	120	4.13%, due 2/13/22	120	(n)
		CIT Group, Inc.
	1,270	4.13%, due 3/9/21	1,273
	1,350	5.00%, due 8/15/22	1,384	(n)
	665	4.75%, due 2/16/24	673	(n)
			9,696
Banks 9.9%
EUR	1,700	ABN AMRO Bank NV, (5 year EUR Swap + 3.90), 4.75%, due 9/22/27	1,822	(c)(r)(s)
	$300	Akbank T.A.S., 4.00%, due 1/24/20	296	(r)
	400	Banco Bradesco SA, 6.75%, due 9/29/19	408	(r)
	200	Banco Davivienda SA, 5.88%, due 7/9/22	210	(r)
	2,300	Banco de Credito e Inversiones, 3.50%, due 10/12/27	2,164	(l)(n)
	221	Banco del Estado de Chile, 2.67%, due 1/8/21	217	(l)(n)
		Banco do Brasil SA
	224	4.88%, due 4/19/23	226	(l)(n)
	300	4.88%, due 4/19/23	303	(r)
	150	Banco Int'l del Peru SAA Interbank, 3.38%, due 1/18/23	146	(r)
	6,895	Banco Santander SA, 3.80%, due 2/23/28	6,451	(n)
	122	Bancolombia SA, 5.95%, due 6/3/21	127	(n)
		Bank of America Corp.
	10,710	(3 month USD LIBOR + 0.37%), 2.74%, due 1/23/22	10,626	(c)(n)
	9,775	(3 month USD LIBOR + 1.51%), 3.71%, due 4/24/28	9,660	(c)(n)
	7,345	(3 month USD LIBOR + 1.07%), 3.97%, due 3/5/29	7,387	(c)(n)
	5,920	Barclays PLC, 4.38%, due 1/12/26	5,819	(n)
		BBVA Bancomer SA
	800	7.25%, due 4/22/20	828	(r)
	200	6.75%, due 9/30/22	213	(r)
	250	China CITIC Bank Int'l Ltd., 6.88%, due 6/24/20	260	(r)
	200	China Construction Bank Asia Corp. Ltd., (5 year CMT + 2.75%), 4.25%, due 8/20/24	201	(c)(r)
		Citigroup, Inc.
	13,835	(3 month USD LIBOR + 1.56%), 3.89%, due 1/10/28	13,778	(c)(n)
	5,165	(3 month USD LIBOR + 1.15%), 3.52%, due 10/27/28	4,995	(c)(n)
GBP	2,980	CYBG PLC, (5 year GBP Swap + 6.25%), 8.00%, due 12/8/22	3,611	(c)(n)(r)(s)
		DIB Sukuk Ltd.
	$600	2.92%, due 6/3/20	592	(r)
	400	3.60%, due 3/30/21	397	(r)
	200	Emirates NBD PJSC, 3.25%, due 11/19/19	199	(r)
		Goldman Sachs Group, Inc.
	4,480	2.60%, due 4/23/20	4,456	(n)
	9,160	(3 month USD LIBOR + 1.51%), 3.69%, due 6/5/28	8,892	(c)(n)
	17,510	(3 month USD LIBOR + 1.16%), 3.81%, due 4/23/29	17,047	(c)(n)
	7,220	(3 month USD LIBOR + 1.37%), 4.02%, due 10/31/38	6,809	(c)(n)
	7,095	5.15%, due 5/22/45	7,260	(n)
	200	Grupo Aval Ltd., 4.75%, due 9/26/22	197	(r)
	650	Gulf Int'l Bank BSC, 3.50%, due 3/25/22	631	(r)
	14,150	HSBC Holdings PLC, (5 year USD ICE Swap + 3.75%), 6.00%, due 5/22/27	13,619	(c)(n)(s)
	400	IDBI Bank Ltd./GIFT-IFC, 4.25%, due 11/30/20	395	(r)
	600	Itau CorpBanca, 3.88%, due 9/22/19	602	(r)
		JPMorgan Chase & Co.
	11,750	(3 month USD LIBOR + 1.12%), 4.01%, due 4/23/29	11,882	(c)(n)
	6,785	(3 month USD LIBOR + 1.36%), 3.88%, due 7/24/38	6,495	(c)(n)
	6,230	(3 month USD LIBOR + 1.22%), 3.90%, due 1/23/49	5,816	(c)(n)
	600	KEB Hana Bank, (3 month USD LIBOR + 0.73%), 3.52%, due 4/5/20	601	(c)(r)
		Morgan Stanley
	4,915	Ser. H, (3 month USD LIBOR + 3.61%), 5.45%, due 7/15/19	4,921	(c)(n)(s)
	16,385	(3 month USD LIBOR + 1.34%), 3.59%, due 7/22/28	15,999	(c)(n)
DKK	187,529	Nykredit Realkredit A/S, 2.00%, due 10/1/47	29,221	(n)(r)
	$200	QIB Sukuk Ltd., 3.25%, due 5/23/22	195	(r)
		QNB Finance Ltd.
	400	2.88%, due 4/29/20	396	(r)
	200	(3 month USD LIBOR + 1.35%), 4.06%, due 5/31/21	201	(c)(r)
DKK	165,089	Realkredit Danmark A/S, 2.00%, due 10/1/47	25,501	(n)(r)
		Royal Bank of Scotland Group PLC
	$9,850	4.80%, due 4/5/26	9,874
	4,275	(3 month USD LIBOR + 1.91%), 5.08%, due 1/27/30	4,284	(c)(n)
	200	Shinhan Bank Co. Ltd., (5 year CMT + 2.15%), 3.88%, due 12/7/26	199	(c)(r)
		TC Ziraat Bankasi A/S
	500	4.25%, due 7/3/19	496	(r)
	550	5.13%, due 5/3/22	512	(r)
	2,240	Trade & Development Bank of Mongolia LLC, 9.38%, due 5/19/20	2,332	(n)(r)
	1,000	Turkiye Garanti Bankasi A/S, 4.75%, due 10/17/19	994	(r)
	200	Turkiye Is Bankasi AS, 5.50%, due 4/21/19	200	(r)
	200	Turkiye Vakiflar Bankasi TAO, 5.50%, due 10/27/21	192	(r)
	14,520	Westpac Banking Corp., (5 year USD ICE Swap + 2.89%), 5.00%, due 9/21/27	12,576	(c)(n)(s)
		Yapi ve Kredi Bankasi A/S
	800	5.13%, due 10/22/19	793	(r)
	200	5.75%, due 2/24/22	191	(r)
	300	Zenith Bank PLC, 6.25%, due 4/22/19	300	(r)
			265,015
Beverages 1.7%
	5,025	Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, due 2/1/36	4,817	(l)(n)
		Anheuser-Busch InBev Worldwide, Inc.
	6,005	4.60%, due 4/15/48	5,460	(n)
	12,565	4.75%, due 4/15/58	11,184	(n)
	21,975	5.80%, due 1/23/59	23,066	(n)
			44,527
Brokerage 0.1%
	1,445	LPL Holdings, Inc., 5.75%, due 9/15/25	1,421	(l)(n)

Building & Construction 0.3%
		Lennar Corp.
	425	4.50%, due 11/15/19	423
	320	8.38%, due 1/15/21	345
	660	4.75%, due 4/1/21	667
	45	4.13%, due 1/15/22	45
	570	5.38%, due 10/1/22	584
	765	4.75%, due 11/15/22	768
	700	4.88%, due 12/15/23	700
	365	5.25%, due 6/1/26	356
	240	Meritage Homes Corp., 7.15%, due 4/15/20	248
	910	PulteGroup, Inc., 4.25%, due 3/1/21	923
		Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.
	885	5.25%, due 4/15/21	886	(l)
	615	5.63%, due 3/1/24	598	(l)
		Toll Brothers Finance Corp.
	390	5.88%, due 2/15/22	406
	560	4.38%, due 4/15/23	549
	105	5.63%, due 1/15/24	108
	465	4.88%, due 3/15/27	448
	550	4.35%, due 2/15/28	500
		TRI Pointe Group, Inc.
	390	4.88%, due 7/1/21	384
	220	5.25%, due 6/1/27	190
			9,128
Building Materials 0.1%
	140	Beacon Roofing Supply, Inc., 6.38%, due 10/1/23	144	(n)
	250	Cementos Progreso Trust, 7.13%, due 11/6/23	257	(r)
EUR	674	CEMEX Finance LLC, 4.63%, due 6/15/24	803	(r)
EUR	135	Cemex SAB de CV, 2.75%, due 12/5/24	150	(r)
	$605	HD Supply, Inc., 5.38%, due 10/15/26	608	(l)
	120	Jeld-Wen, Inc., 4.88%, due 12/15/27	106	(l)
	111	Masonite Int'l Corp., 5.63%, due 3/15/23	112	(l)
	360	USG Corp., 5.50%, due 3/1/25	366	(l)
			2,546
Cable & Satellite Television 1.0%
	510	Altice Financing SA, 6.63%, due 2/15/23	513	(l)
	1,380	Altice France SA, 8.13%, due 2/1/27	1,359	(l)
		Altice Luxembourg SA
	1,800	7.75%, due 5/15/22	1,746	(l)(n)
	830	7.63%, due 2/15/25	706	(l)(n)
	670	Cable One, Inc., 5.75%, due 6/15/22	681	(l)(n)
		CCO Holdings LLC/CCO Holdings Capital Corp.
	850	5.25%, due 9/30/22	859	(n)
	1,215	5.13%, due 2/15/23	1,227	(n)
	70	4.00%, due 3/1/23	68	(l)(n)
	1,520	5.13%, due 5/1/23	1,540	(l)(n)
	180	5.75%, due 1/15/24	184	(n)
	705	5.88%, due 4/1/24	723	(l)(n)
	1,500	5.75%, due 2/15/26	1,526	(l)(n)
	1,220	5.00%, due 2/1/28	1,159	(l)(n)
		CSC Holdings LLC
	340	6.75%, due 11/15/21	357	(n)
	1,825	5.13%, due 12/15/21	1,828	(l)(n)
	221	10.13%, due 1/15/23	238	(l)
	645	5.38%, due 7/15/23	651	(l)
	770	7.75%, due 7/15/25	807	(l)
	365	6.63%, due 10/15/25	382	(l)
	1,051	10.88%, due 10/15/25	1,211	(l)(n)
	895	5.50%, due 5/15/26	886	(l)
	470	5.50%, due 4/15/27	459	(l)(n)
	345	7.50%, due 4/1/28	355	(l)
		DISH DBS Corp.
	1,185	6.75%, due 6/1/21	1,207	(n)
	220	5.88%, due 7/15/22	209	(n)
	80	5.00%, due 3/15/23	70	(n)
	1,300	5.88%, due 11/15/24	1,077	(n)
		Numericable-SFR SA
	1,225	6.25%, due 5/15/24	1,201	(l)
	1,615	7.38%, due 5/1/26	1,558	(l)(n)
	765	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.00%, due 1/15/25	777	(l)
	285	UPCB Finance IV Ltd., 5.38%, due 1/15/25	274	(l)
		Virgin Media Finance PLC
	530	5.25%, due 2/15/22	525
	275	6.00%, due 10/15/24	279	(l)
	930	Virgin Media Secured Finance PLC, 5.50%, due 8/15/26	914	(l)(n)
	330	Ziggo BV, 5.50%, due 1/15/27	312	(l)(n)
			27,868
Chemicals 0.7%
	600	Alpek SAB de CV, 4.50%, due 11/20/22	598	(r)
	120	Ashland LLC, 4.75%, due 8/15/22	121	(n)
EUR	168	Axalta Coating Systems Dutch Holding B BV, 3.75%, due 1/15/25	192	(r)
EUR	1,090	Axalta Coating Systems LLC, 4.25%, due 8/15/24	1,278	(r)
		Bluestar Finance Holdings Ltd.
	$200	3.13%, due 9/30/19	199	(r)
	200	3.50%, due 9/30/21	196	(r)
	400	Braskem Finance Ltd., 5.75%, due 4/15/21	415	(r)
	200	Braskem Netherlands Finance BV, 3.50%, due 1/10/23	194	(r)
EUR	391	CeramTec BondCo GmbH, 5.25%, due 12/15/25	433	(r)
	$345	CF Industries, Inc., 5.38%, due 3/15/44	300	(n)
		CNAC HK Finbridge Co. Ltd.
	200	3.50%, due 7/19/22	197	(r)
	601	4.63%, due 3/14/23	613	(r)
	670	5.13%, due 3/14/28	698	(r)
		Huntsman Int'l LLC
	1,230	4.88%, due 11/15/20	1,252
	150	5.13%, due 11/15/22	155
EUR	801	4.25%, due 4/1/25	1,006
EUR	941	INEOS Finance PLC, 2.13%, due 11/15/25	1,015	(r)
	$420	INEOS Group Holdings SA, 5.63%, due 8/1/24	403	(l)
	700	Mexichem SAB de CV, 4.88%, due 9/19/22	714	(r)
		NOVA Chemicals Corp.
	1,525	5.25%, due 8/1/23	1,483	(l)(n)
	950	4.88%, due 6/1/24	902	(l)
	760	5.00%, due 5/1/25	699	(l)
	545	5.25%, due 6/1/27	497	(l)
		Platform Specialty Products Corp.
	70	6.50%, due 2/1/22	71	(l)
	200	5.88%, due 12/1/25	199	(l)
	1,070	PQ Corp., 6.75%, due 11/15/22	1,119	(l)
	327	SABIC Capital II BV, 4.00%, due 10/10/23	331	(l)
		SASOL Financing USA LLC
	449	5.88%, due 3/27/24	463
	415	6.50%, due 9/27/28	438
EUR	568	Solvay Finance SA, (5 year EUR Swap + 5.22%), 5.87%, due 6/3/24	723	(c)(r)(s)
	$1,285	WR Grace & Co-Conn, 5.13%, due 10/1/21	1,320	(l)(n)
			18,224
Coal 0.0%(a)
	200	Shandong Energy Australia Pty Ltd., 4.55%, due 7/26/20	196	(r)

Commercial Services 0.2%
	200	Adani Ports & Special Economic Zone Ltd., 3.50%, due 7/29/20	198	(r)
EUR	596	Avis Budget Finance PLC, 4.50%, due 5/15/25	682	(r)
EUR	446	Blitz F18-674 GmbH, 6.00%, due 7/30/26	510	(r)
EUR	400	Elis SA, 2.88%, due 2/15/26	457	(r)
EUR	512	Europcar Mobility Group, 4.13%, due 11/15/24	573	(r)
EUR	574	Hertz Holdings Netherlands BV, 4.13%, due 10/15/21	662	(r)
	$230	Korea Expressway Corp., (3 month USD LIBOR + 0.70%), 3.46%, due 4/20/20	230	(c)(r)
EUR	631	Loxam SAS, 6.00%, due 4/15/25	743	(r)
			4,055
Computers 1.8%
	$8,830	Apple, Inc., 4.65%, due 2/23/46	9,627	(n)
		Diamond 1 Finance Corp./Diamond 2 Finance Corp.
	15,460	5.45%, due 6/15/23	16,172	(l)(n)
	8,595	6.02%, due 6/15/26	8,982	(l)(n)
		HP Enterprise Co.
	8,980	3.60%, due 10/15/20	9,036	(n)
	3,095	4.90%, due 10/15/25	3,238	(n)
			47,055
Consumer - Commercial Lease Financing 0.7%
	660	Avolon Holdings Funding Ltd., 5.13%, due 10/1/23	670	(l)(n)
		Navient Corp.
	1,530	4.88%, due 6/17/19	1,532	(n)
	1,100	8.00%, due 3/25/20	1,145
	375	5.88%, due 3/25/21	382
	300	6.63%, due 7/26/21	308
	575	6.50%, due 6/15/22	587
	484	5.88%, due 10/25/24	453
	525	6.75%, due 6/15/26	495
		Park Aerospace Holdings Ltd.
	310	3.63%, due 3/15/21	306	(l)
	2,990	5.25%, due 8/15/22	3,036	(l)(n)
	140	4.50%, due 3/15/23	137	(l)
	1,750	5.50%, due 2/15/24	1,779	(l)(n)
		SLM Corp.
	570	7.25%, due 1/25/22	591
	550	6.13%, due 3/25/24	527
		Springleaf Finance Corp.
	555	8.25%, due 12/15/20	593
	2,305	7.75%, due 10/1/21	2,426	(n)
	1,080	6.13%, due 5/15/22	1,110
	90	5.63%, due 3/15/23	89
	845	6.88%, due 3/15/25	809
	865	7.13%, due 3/15/26	824
			17,799
Diversified Capital Goods 0.1%
	220	Anixter, Inc., 5.13%, due 10/1/21	224	(n)
		CFX Escrow Corp.
	525	6.00%, due 2/15/24	525	(l)(q)
	260	6.38%, due 2/15/26	260	(l)(q)
	480	Resideo Funding, Inc., 6.13%, due 11/1/26	494	(l)
		SPX FLOW, Inc.
	135	5.63%, due 8/15/24	132	(l)
	200	5.88%, due 8/15/26	197	(l)
			1,832
Diversified Financial Services 0.8%
	11,795	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.45%, due 10/1/25	11,543	(n)
	200	CCBL Cayman Corp. Ltd., 3.25%, due 7/28/20	199	(r)
	200	CDBL Funding 2, 2.63%, due 8/1/20	197	(r)
	700	Charming Light Investments Ltd., 4.38%, due 12/21/27	676	(r)
	238	Far East Horizon Ltd., (3 month USD LIBOR + 2.00%), 4.81%, due 7/3/21	237	(c)(r)
	200	GTLK Europe DAC, 5.95%, due 7/19/21	201	(r)
		Huarong Finance 2017 Co. Ltd.
	400	3.38%, due 1/24/20	397	(r)
	200	(3 month USD LIBOR + 1.65%), 4.41%, due 4/27/20	200	(c)(r)
	600	(5 year CMT + 7.77%), 4.50%, due 1/24/22	582	(c)(r)(s)
	600	(3 month USD LIBOR + 1.85%), 4.61%, due 4/27/22	599	(c)(r)
	2,690	(5 year CMT + 6.98%), 4.00%, due 11/7/22	2,523	(c)(n)(r)(s)
		ICBCIL Finance Co. Ltd.
	1,000	3.00%, due 4/5/20	993	(n)(r)
	800	3.20%, due 11/10/20	794	(r)
	400	2.50%, due 9/29/21	386	(r)
	200	JIC Zhixin Ltd., 3.00%, due 11/24/22	195	(r)
DKK	4,992	Jyske Realkredit A/S, 2.00%, due 10/1/47	773
	$200	Mestenio Ltd., 8.50%, due 1/2/20	204	(r)
	200	Rural Electrification Corp. Ltd., 3.07%, due 12/18/20	197	(r)
GBP	305	Vantiv LLC/Vantiv Issuer Corp., 3.88%, due 11/15/25	387	(r)
			21,283
Electric 1.8%
	$4,600	1MDB Energy Ltd., 5.99%, due 5/11/22	4,708	(n)(r)
	380	Comision Federal de Electricidad, 4.88%, due 5/26/21	385	(r)
GBP	400	Drax Finco PLC, 4.25%, due 5/1/22	525	(r)
GBP	1,104	E.ON Int'l Finance BV, Ser. 4, 6.38%, due 6/7/32	1,969
		EnBW Energie Baden-Wuerttemberg AG
EUR	10,580	(5 year EUR Swap + 2.34%), 3.63%, due 4/2/76	12,579	(c)(n)(r)
EUR	595	(5 year EUR Swap + 3.63%), 3.38%, due 4/5/77	709	(c)(r)
GBP	1,755	Enel SpA, (5 year GBP Swap + 4.09%), 6.63%, due 9/15/76	2,440	(c)(n)(r)
		Eskom Holdings SOC Ltd.
	$800	5.75%, due 1/26/21	784	(r)
	980	6.75%, due 8/6/23	963	(r)
	208	6.35%, due 8/10/28	213	(l)(n)
	200	GCL New Energy Holdings Ltd., 7.10%, due 1/30/21	180	(r)
	400	Genneia SA, 8.75%, due 1/20/22	371	(r)
GBP	7,882	NGG Finance PLC, (12 year GBP Swap + 3.48%), 5.63%, due 6/18/73	11,062	(c)(n)(r)
GBP	285	NWEN Finance PLC, 5.88%, due 6/21/21	381	(r)
		Orano SA
EUR	400	3.25%, due 9/4/20	473	(r)
EUR	650	3.50%, due 3/22/21	775	(r)
EUR	700	4.88%, due 9/23/24	831
	$600	Pampa Energia SA, 7.38%, due 7/21/23	568	(r)
		Perusahaan Listrik Negara PT
	200	5.50%, due 11/22/21	208	(r)
EUR	281	2.88%, due 10/25/25	331	(l)
	$200	5.45%, due 5/21/28	210	(l)
	612	6.15%, due 5/21/48	660	(l)
	298	Spic 2018, (3 year CMT + 6.85%), 5.80%, due 5/21/22	310	(c)(r)(s)
		SSE PLC
EUR	2,735	(5 year EUR Swap + 1.99%), 2.38%, due 4/1/21	3,125	(c)(n)(r)(s)
GBP	2,610	(5 year GBP Swap + 2.75%), 3.63%, due 9/16/77	3,324	(c)(n)(r)
			48,084
Electric - Generation 0.5%
		Calpine Corp.
	$2,560	6.00%, due 1/15/22	2,579	(l)(n)
	1,050	5.38%, due 1/15/23	1,021	(n)
	360	5.88%, due 1/15/24	360	(l)(n)
	325	5.75%, due 1/15/25	306	(n)
		Dynegy, Inc.
	715	7.38%, due 11/1/22	744	(n)
	1,355	5.88%, due 6/1/23	1,385	(n)
	2,207	7.63%, due 11/1/24	2,345	(n)
		NRG Energy, Inc.
	600	6.25%, due 5/1/24	621
	1,630	7.25%, due 5/15/26	1,761	(n)
	1,565	6.63%, due 1/15/27	1,648	(n)
		Vistra Operations Co. LLC
	510	5.50%, due 9/1/26	517	(l)
	865	5.63%, due 2/15/27	872	(l)(q)
			14,159
Electric - Integrated 0.1%
	60	IPALCO Enterprises, Inc., 3.45%, due 7/15/20	60
		Talen Energy Supply LLC
	1,585	9.50%, due 7/15/22	1,617	(l)(n)
	1,050	10.50%, due 1/15/26	971	(l)
			2,648
Electrical Components & Equipment 0.1%
		Belden, Inc.
EUR	270	4.13%, due 10/15/26	315	(r)
EUR	893	3.38%, due 7/15/27	983	(r)
EUR	327	Energizer Gamma Acquisition BV, 4.63%, due 7/15/26	367	(r)
			1,665
Electronics 0.2%
	$910	Amkor Technology, Inc., 6.38%, due 10/1/22	919	(n)
	210	Micron Technology, Inc., 5.50%, due 2/1/25	213
	700	NXP BV/NXP Funding LLC, 4.13%, due 6/1/21	703	(l)
	710	Sensata Technologies UK Financing Co. PLC, 6.25%, due 2/15/26	740	(l)
	2,030	Tsinghua Unic Ltd., 5.38%, due 1/31/23	1,887	(n)(r)
			4,462
Energy - Alternate Sources 0.0%(a)
	700	Azure Power Energy Ltd., 5.50%, due 11/3/22	680	(r)
	200	Greenko Dutch BV, 4.88%, due 7/24/22	193	(r)
	274	Rio Energy SA/UGEN SA/UENSA SA, 6.88%, due 2/1/25	218	(l)
			1,091
Energy - Exploration & Production 0.7%
		Antero Resources Corp.
	1,425	5.38%, due 11/1/21	1,432	(n)
	1,040	5.13%, due 12/1/22	1,039	(n)
		Ascent Resources Utica Holdings LLC/ARU Finance Corp.
	1,082	10.00%, due 4/1/22	1,156	(l)(n)
	1,210	7.00%, due 11/1/26	1,168	(l)
		Chesapeake Energy Corp.
	840	6.13%, due 2/15/21	838	(n)
	110	4.88%, due 4/15/22	105	(n)
	115	5.75%, due 3/15/23	108	(n)
	185	7.00%, due 10/1/24	180	(n)
	1,080	8.00%, due 1/15/25	1,086
	775	8.00%, due 6/15/27	743	(n)
		EP Energy LLC/Everest Acquisition Finance, Inc.
	320	7.75%, due 9/1/22	144	(n)
	1,730	6.38%, due 6/15/23	675	(n)
	1,470	9.38%, due 5/1/24	783	(l)(n)
	120	Newfield Exploration Co., 5.75%, due 1/30/22	125
		Oasis Petroleum, Inc.
	675	6.88%, due 3/15/22	673
	215	6.88%, due 1/15/23	213
	550	6.25%, due 5/1/26	520	(l)
		Parsley Energy LLC/Parsley Finance Corp.
	135	5.38%, due 1/15/25	134	(l)
	90	5.63%, due 10/15/27	89	(l)
	445	PDC Energy, Inc., 5.75%, due 5/15/26	417
		Range Resources Corp.
	630	5.75%, due 6/1/21	633
	220	5.88%, due 7/1/22	221
	280	5.00%, due 8/15/22	272
	1,150	5.00%, due 3/15/23	1,092
		Sanchez Energy Corp.
	120	7.75%, due 6/15/21	23
	1,460	6.13%, due 1/15/23	256
		SM Energy Co.
	989	6.13%, due 11/15/22	991
	605	5.00%, due 1/15/24	572
	375	6.63%, due 1/15/27	367
		Whiting Petroleum Corp.
	970	5.75%, due 3/15/21	970
	915	6.25%, due 4/1/23	904
	640	6.63%, due 1/15/26	627
		WPX Energy, Inc.
	470	6.00%, due 1/15/22	477
	130	8.25%, due 8/1/23	145
	465	5.25%, due 9/15/24	459
	280	5.75%, due 6/1/26	279
			19,916
Engineering & Construction 0.2%
	289	Aeropuerto Int'l de Tocumen SA, 6.00%, due 11/18/48	299	(l)
	200	Chang Development Int'l Ltd., 3.63%, due 1/20/20	195	(r)
	402	Dianjian Int'l Finance Ltd., (5 year CMT + 6.93%), 4.60%, due 3/13/23	390	(c)(r)(s)
	2,545	Indo Energy Finance II BV, 6.38%, due 1/24/23	2,469	(n)(r)
	300	Leader Goal Int'l Ltd., (5 year CMT + 6.92%), 4.25%, due 1/19/23	292	(c)(r)(s)
EUR	600	SPIE SA, 3.13%, due 3/22/24	690	(r)
			4,335
Entertainment 0.2%
GBP	624	AMC Entertainment Holdings, Inc., 6.38%, due 11/15/24	772
EUR	649	Cirsa Finance Int'l S.a.r.l., 6.25%, due 12/20/23	773	(r)
EUR	696	Codere Finance 2 Luxembourg SA, 6.75%, due 11/1/21	741	(r)
		Int'l Game Technology PLC
EUR	562	4.75%, due 2/15/23	687	(r)
EUR	100	3.50%, due 7/15/24	113	(r)
		Scientific Games Int'l, Inc.
EUR	349	3.38%, due 2/15/26	373	(r)
EUR	369	5.50%, due 2/15/26	365	(r)
EUR	1,018	WMG Acquisition Corp., 4.13%, due 11/1/24	1,212	(r)
			5,036
Environmental 0.0%(a)
	$255	Advanced Disposal Services, Inc., 5.63%, due 11/15/24	256	(l)(n)

Environmental Control 0.0%(a)
GBP	283	Kelda Finance No 3 PLC, 5.75%, due 2/17/20	371	(r)
EUR	914	Paprec Holding SA, 4.00%, due 3/31/25	889	(r)
			1,260
Food 1.5%
		Casino Guichard Perrachon SA
EUR	400	5.24%, due 3/9/20	477
EUR	600	4.05%, due 8/5/26	626	(r)
EUR	609	Darling Global Finance BV, 3.63%, due 5/15/26	716	(r)
		Grupo Bimbo SAB de CV
	$7,200	(5 year CMT + 3.28%), 5.95%, due 4/17/23	7,119	(c)(l)(n)(s)
	11,320	4.70%, due 11/10/47	10,499	(l)(n)
	1,397	JBS Investments GmbH, 7.25%, due 4/3/24	1,445	(r)
	10,195	Kroger Co., 5.40%, due 1/15/49	10,202	(n)
	3,450	Marfrig Holdings Europe BV, 8.00%, due 6/8/23	3,565	(n)(r)
	2,060	Minerva Luxembourg SA, 6.50%, due 9/20/26	1,970	(n)(r)
EUR	877	Nomad Foods Bondco PLC, 3.25%, due 5/15/24	1,014	(r)
GBP	349	Premier Foods Finance PLC, 6.25%, due 10/15/23	453	(r)
GBP	504	Tesco PLC, 5.50%, due 1/13/33	771
			38,857
Food & Drug Retail 0.0%(a)
		Albertsons Cos. LLC/Safeway, Inc./New Albertsons L.P./Albertson's LLC
	$175	6.63%, due 6/15/24	172	(n)
	300	5.75%, due 3/15/25	281	(n)
			453
Food - Wholesale 0.1%
		Post Holdings, Inc.
	760	5.50%, due 3/1/25	756	(l)
	285	5.75%, due 3/1/27	279	(l)
	425	5.63%, due 1/15/28	408	(l)
			1,443
Food Service 0.0%(a)
EUR	609	Aramark Int'l Finance S.a.r.l., 3.13%, due 4/1/25	714	(r)

Forest Products & Paper 0.1%
		Smurfit Kappa Acquisitions
EUR	599	2.75%, due 2/1/25	711	(r)
EUR	325	2.88%, due 1/15/26	379	(r)
	$279	Suzano Austria GmbH, 7.00%, due 3/16/47	303	(l)
			1,393
Gaming 0.5%
		Boyd Gaming Corp.
	1,435	6.88%, due 5/15/23	1,492	(n)
	790	6.38%, due 4/1/26	807	(n)
		Eldorado Resorts, Inc.
	410	7.00%, due 8/1/23	428	(n)
	105	6.00%, due 4/1/25	106	(n)
	885	6.00%, due 9/15/26	883	(l)(n)
	1,660	GLP Capital L.P./GLP Financing II, Inc., 4.88%, due 11/1/20	1,684	(n)
		Int'l Game Technology PLC
	210	6.25%, due 2/15/22	217	(l)
	370	6.25%, due 1/15/27	375	(l)
	891	Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., 6.75%, due 11/15/21	920	(l)
		MGM Resorts Int'l
	1,360	8.63%, due 2/1/19	1,360	(n)
	810	5.25%, due 3/31/20	822
	835	6.63%, due 12/15/21	882
	365	7.75%, due 3/15/22	397
	260	5.75%, due 6/15/25	261
	460	Scientific Games Int'l, Inc., 10.00%, due 12/1/22	484
	415	Station Casinos LLC, 5.00%, due 10/1/25	397	(l)
	1,130	VICI Properties 1 LLC/VICI FC, Inc., 8.00%, due 10/15/23	1,220
		Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
	150	4.25%, due 5/30/23	146	(l)
	1,050	5.50%, due 3/1/25	1,017	(l)
			13,898
Gas 0.4%
	200	Binhai Investment Co. Ltd., 4.45%, due 11/30/20	186	(r)
		Centrica PLC
GBP	2,900	(5 year GBP Swap + 3.61%), 5.25%, due 4/10/75	3,827	(c)(n)(r)
EUR	5,560	(5 year EUR Swap + 2.69%), 3.00%, due 4/10/76	6,372	(c)(n)(r)
			10,385
Gas Distribution 0.6%
	$1,095	Antero Midstream Partners L.P./Antero Midstream Finance Corp., 5.38%, due 9/15/24	1,073	(n)
	530	Cheniere Corpus Christi Holdings LLC, 5.88%, due 3/31/25	556	(n)
		Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp.
	345	6.25%, due 4/1/23	348	(n)
	255	5.75%, due 4/1/25	250	(n)
		DCP Midstream LLC
	390	5.35%, due 3/15/20	395	(l)(n)
	495	4.75%, due 9/30/21	497	(l)(n)
	625	(3 month USD LIBOR + 3.85%), 5.85%, due 5/21/43	538	(c)(l)(n)
		DCP Midstream Operating L.P.
	285	2.70%, due 4/1/19	285	(n)
	255	5.38%, due 7/15/25	260
	380	5.60%, due 4/1/44	345	(n)
		Energy Transfer Equity L.P.
	1,650	7.50%, due 10/15/20	1,751	(n)
	250	5.88%, due 1/15/24	267	(n)
		NuStar Logistics L.P.
	615	4.80%, due 9/1/20	617
	620	6.75%, due 2/1/21	637
	405	4.75%, due 2/1/22	395
	345	5.63%, due 4/28/27	335
	1,140	Rockies Express Pipeline LLC, 5.63%, due 4/15/20	1,160	(l)(n)
		SemGroup Corp./Rose Rock Finance Corp.
	160	5.63%, due 7/15/22	152
	605	5.63%, due 11/15/23	563	(n)
		Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
	350	5.50%, due 8/15/22	338
	1,065	5.75%, due 4/15/25	998	(n)
		Targa Resources Partners L.P./Targa Resources Partners Finance Corp.
	485	4.13%, due 11/15/19	485
	750	5.25%, due 5/1/23	751
	360	4.25%, due 11/15/23	348
	1,055	6.75%, due 3/15/24	1,097	(n)
	500	5.13%, due 2/1/25	491
	340	6.50%, due 7/15/27	350	(l)
	745	5.00%, due 1/15/28	702
	170	6.88%, due 1/15/29	177	(l)
	640	Williams Cos., Inc., 7.88%, due 9/1/21	704
			16,865
Hand - Machine Tools 0.0%(a)
EUR	889	Colfax Corp., 3.25%, due 5/15/25	980	(r)

Health Facilities 0.6%
		Acadia Healthcare Co., Inc.
	125	5.13%, due 7/1/22	123	(n)
	255	6.50%, due 3/1/24	251	(n)
	705	Columbia/HCA Corp., 7.69%, due 6/15/25	775	(n)
		HCA, Inc.
	320	7.50%, due 2/15/22	350	(n)
	2,130	5.88%, due 3/15/22	2,255	(n)
	935	4.75%, due 5/1/23	963	(n)
	270	5.88%, due 5/1/23	286
	755	5.00%, due 3/15/24	786	(n)
	250	5.25%, due 4/15/25	264	(n)
	1,525	5.38%, due 9/1/26	1,565	(n)
	635	5.63%, due 9/1/28	656
	695	5.88%, due 2/1/29	728
		MEDNAX, Inc.
	325	5.25%, due 12/1/23	326	(l)
	855	6.25%, due 1/15/27	858	(l)
		Tenet Healthcare Corp.
	445	4.75%, due 6/1/20	448
	365	4.50%, due 4/1/21	366
	480	4.38%, due 10/1/21	479
	940	7.50%, due 1/1/22	977	(l)
	345	8.13%, due 4/1/22	361
	535	6.75%, due 6/15/23	526
	562	4.63%, due 7/15/24	550
	1,210	6.25%, due 2/1/27	1,228	(l)(q)
	165	6.88%, due 11/15/31	146
	430	THC Escrow Corp., 7.00%, due 8/1/25	415
	475	Universal Health Services, Inc., 4.75%, due 8/1/22	482	(l)
			16,164
Health Services 0.2%
	830	DaVita, Inc., 5.75%, due 8/15/22	844	(n)
		IQVIA, Inc.
	390	4.88%, due 5/15/23	394	(l)
	670	5.00%, due 10/15/26	673	(l)
		Service Corp. Int'l
	430	4.50%, due 11/15/20	428
	485	5.38%, due 1/15/22	489
	1,130	5.38%, due 5/15/24	1,154
	240	Syneos Health, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc., 7.50%, due 10/1/24	253	(l)
			4,235
Healthcare - Services 0.0%(a)
EUR	1,079	Catalent Pharma Solutions, Inc., 4.75%, due 12/15/24	1,283	(r)

Holding Companies - Diversified 0.1%
GBP	789	Co-operative Group Holdings 2011 Ltd., 7.50%, due 7/8/26	1,134	(r)
EUR	976	ProGroup AG, 3.00%, due 3/31/26	1,111	(r)
			2,245
Home Builders 0.0%(a)
GBP	933	Miller Homes Group Holdings PLC, 5.50%, due 10/15/24	1,157	(r)

Hotels 0.1%
	$695	ESH Hospitality, Inc., 5.25%, due 5/1/25	687	(l)(n)
	435	Hilton Domestic Operating Co., Inc., 5.13%, due 5/1/26	438	(l)(n)
	735	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.63%, due 4/1/25	728
	490	RHP Hotel Properties L.P./RHP Finance Corp., 5.00%, due 4/15/21	491
			2,344
Household Products - Wares 0.0%(a)
EUR	620	Spectrum Brands, Inc., 4.00%, due 10/1/26	699	(r)

Insurance 0.4%
	$8,575	AXA Equitable Holdings, Inc., 5.00%, due 4/20/48	8,001	(n)
	200	Kyobo Life Insurance Co. Ltd., (5 year CMT + 2.09%), 3.95%, due 7/24/47	193	(c)(r)
GBP	1,414	Phoenix Group Holdings, 5.75%, due 7/7/21	2,004	(r)
			10,198
Integrated Energy 0.1%
		Cheniere Energy Partners L.P.
	$1,555	5.25%, due 10/1/25	1,563	(n)
	490	5.63%, due 10/1/26	491	(l)
			2,054
Internet 0.0%(a)
EUR	657	Netflix, Inc., 3.63%, due 5/15/27	749
EUR	300	United Group BV, 4.38%, due 7/1/22	344	(r)
			1,093
Investment Companies 0.0%(a)
	$400	Huarong Finance II Co. Ltd., 2.88%, due 11/22/19	397	(r)
		MDC-GMTN BV
	200	3.00%, due 4/19/24	195	(r)
	374	4.50%, due 11/7/28	394	(l)
	200	Zhongyuan Sincere Investment Co. Ltd., 3.75%, due 1/19/21	194	(r)
			1,180
Investments & Misc. Financial Services 0.1%
		MSCI, Inc.
	1,350	5.25%, due 11/15/24	1,377	(l)(n)
	650	5.75%, due 8/15/25	673	(l)
			2,050
Iron - Steel 0.2%
	250	ABJA Investment Co. Pte Ltd., 4.85%, due 1/31/20	251	(r)
	200	Baosteel Financing 2015 Pty Ltd., 3.88%, due 1/28/20	200	(r)
	3,250	CSN Resources SA, 6.50%, due 7/21/20	3,226	(n)(r)
	600	HBIS Group Hong Kong Co. Ltd., 4.25%, due 4/7/20	591	(r)
	500	JSW Steel Ltd., 4.75%, due 11/12/19	497	(n)(r)
	400	Shougang Group Co. Ltd., 3.38%, due 12/9/19	398	(r)
	142	Vale Overseas Ltd., 4.38%, due 1/11/22	143
			5,306
Leisure Time 0.0%(a)
EUR	790	Piaggio & C SpA, 3.63%, due 4/30/25	924	(r)

Lodging 0.0%(a)
		Studio City Co. Ltd.
	$300	5.88%, due 11/30/19	304	(r)
	900	7.25%, due 11/30/21	929	(r)
			1,233
Machinery 0.0%(a)
		CNH Industrial Capital LLC
	$250	3.38%, due 7/15/19	250	(n)
	370	4.88%, due 4/1/21	376	(n)
	250	Manitowoc Foodservice, Inc., 9.50%, due 2/15/24	268
	120	Oshkosh Corp., 5.38%, due 3/1/25	122
			1,016
Machinery - Diversified 0.3%
	8,430	Wabtec Corp., 4.15%, due 3/15/24	8,199	(n)

Managed Care 0.2%
		Centene Corp.
	1,395	4.75%, due 5/15/22	1,420	(n)
	1,145	6.13%, due 2/15/24	1,199	(n)
	490	5.38%, due 6/1/26	508	(l)(n)
		WellCare Health Plans, Inc.
	340	5.25%, due 4/1/25	347
	1,010	5.38%, due 8/15/26	1,033	(l)
			4,507
Media 1.0%
		Altice Finco SA
EUR	617	9.00%, due 6/15/23	734	(r)
EUR	794	4.75%, due 1/15/28	749	(r)
EUR	698	Altice Luxembourg SA, 6.25%, due 2/15/25	690	(r)
		Comcast Corp.
	$5,265	4.00%, due 8/15/47	4,930	(n)
	11,285	4.95%, due 10/15/58	11,943	(n)
EUR	1,189	Numericable-SFR SA, 5.63%, due 5/15/24	1,402	(r)
	$1,000	Telenet Finance Luxembourg Notes S.a.r.l., 5.50%, due 3/1/28	948	(l)
EUR	658	Telenet Finance VI Luxembourg SCA, 4.88%, due 7/15/27	809	(r)
EUR	459	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 6.25%, due 1/15/29	578	(r)
EUR	412	UPCB Finance IV Ltd., 4.00%, due 1/15/27	486	(r)
		Virgin Media Secured Finance PLC
GBP	144	5.50%, due 1/15/25	191	(r)
GBP	548	4.88%, due 1/15/27	690	(r)
GBP	1,208	6.25%, due 3/28/29	1,628	(n)(r)
	$360	VTR Finance BV, 6.88%, due 1/15/24	371	(r)
		Ziggo Bond Co. BV
EUR	390	7.13%, due 5/15/24	469	(r)
EUR	315	4.63%, due 1/15/25	364	(r)
			26,982
Media Content 0.5%
		AMC Networks, Inc.
	$305	4.75%, due 12/15/22	306	(n)
	410	5.00%, due 4/1/24	407	(n)
	435	4.75%, due 8/1/25	420	(n)
		Gannett Co., Inc.
	558	5.13%, due 10/15/19	559	(n)
	1,525	5.13%, due 7/15/20	1,529	(n)
	80	4.88%, due 9/15/21	80	(l)(n)
	560	Gray Television, Inc., 7.00%, due 5/15/27	582	(l)
	610	Lions Gate Capital Holdings LLC, 5.88%, due 11/1/24	599	(l)
		Netflix, Inc.
	810	5.38%, due 2/1/21	828
	565	5.50%, due 2/15/22	587	(n)
	250	4.38%, due 11/15/26	237
	240	4.88%, due 4/15/28	228
	275	6.38%, due 5/15/29	283	(l)
		Nexstar Broadcasting, Inc.
	60	6.13%, due 2/15/22	60	(l)
	120	5.88%, due 11/15/22	122
		Sinclair Television Group, Inc.
	730	5.38%, due 4/1/21	732
	290	5.63%, due 8/1/24	281	(l)
	255	5.13%, due 2/15/27	232	(l)
		Sirius XM Radio, Inc.
	930	3.88%, due 8/1/22	916	(l)
	275	4.63%, due 5/15/23	275	(l)
	1,860	6.00%, due 7/15/24	1,932	(l)(n)
	965	5.38%, due 7/15/26	956	(l)
	610	5.00%, due 8/1/27	589	(l)
		Univision Communications, Inc.
	296	6.75%, due 9/15/22	297	(l)
	660	5.13%, due 5/15/23	617	(l)(n)
	610	WMG Acquisition Corp., 5.00%, due 8/1/23	605	(l)
			14,259
Medical Products 0.0%(a)
		Hologic, Inc.
	600	4.38%, due 10/15/25	589	(l)
	90	4.63%, due 2/1/28	87	(l)
	110	Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA, 6.63%, due 5/15/22	106	(l)(n)
			782
Metals - Mining Excluding Steel 0.4%
		Arconic, Inc.
	60	6.15%, due 8/15/20	62	(n)
	140	5.40%, due 4/15/21	142	(n)
	420	5.87%, due 2/23/22	434	(n)
	310	5.13%, due 10/1/24	312	(n)
	155	Constellium NV, 6.63%, due 3/1/25	154	(l)
	320	First Quantum Minerals Ltd., 7.25%, due 5/15/22	315	(l)(n)
		FMG Resources (August 2006) Pty Ltd.
	510	4.75%, due 5/15/22	509	(l)(n)
	225	5.13%, due 5/15/24	220	(l)(n)
		Freeport-McMoRan, Inc.
	1,220	3.10%, due 3/15/20	1,206	(n)
	675	4.00%, due 11/14/21	667	(n)
	1,560	3.55%, due 3/1/22	1,509	(n)
	880	3.88%, due 3/15/23	845	(n)
	1,215	5.40%, due 11/14/34	1,075	(n)
	780	5.45%, due 3/15/43	671	(n)
		Hudbay Minerals, Inc.
	440	7.25%, due 1/15/23	453	(l)
	640	7.63%, due 1/15/25	658	(l)
		Novelis Corp.
	500	6.25%, due 8/15/24	505	(l)
	1,065	5.88%, due 9/30/26	1,029	(l)

		Teck Resources Ltd.
	515	4.75%, due 1/15/22	521
	265	8.50%, due 6/1/24	286	(l)
			11,573
Mining 0.6%
		China Minmetals Corp.
	430	(3 year CMT + 6.07%), 4.45%, due 5/13/21	427	(c)(r)(s)
	2,470	(5 year CMT + 4.72%), 3.75%, due 11/13/22	2,322	(c)(n)(r)(s)
	690	Chinalco Capital Holdings Ltd., 4.25%, due 4/21/22	666	(r)
	342	Codelco, Inc., 4.38%, due 2/5/49	328	(l)(q)
EUR	1,031	Constellium NV, 4.25%, due 2/15/26	1,142	(r)
	$800	Gold Fields Orogen Holdings BVI Ltd., 4.88%, due 10/7/20	803	(r)
		Indonesia Asahan Aluminium Persero PT
	211	5.23%, due 11/15/21	218	(l)
	200	5.71%, due 11/15/23	210	(l)
	201	6.53%, due 11/15/28	221	(l)
	232	6.76%, due 11/15/48	255	(l)
	2,200	6.76%, due 11/15/48	2,428	(n)(r)
	400	Minera y Metalurgica del Boleo SA de CV, 2.88%, due 5/7/19	400	(r)
		Vedanta Resources PLC
	710	8.25%, due 6/7/21	731	(r)
	1,400	6.38%, due 7/30/22	1,352	(r)
	3,030	VM Holding SA, 5.38%, due 5/4/27	3,003	(n)(r)
	200	Votorantim Industrial SA, 6.75%, due 4/5/21	209	(r)
			14,715
Miscellaneous Manufacturer 1.0%
	31,395	General Electric Co., Ser. D, (3 month USD LIBOR + 3.33%), 5.00%, due 1/21/21	27,628	(c)(n)(s)

Multi - National 0.1%
	500	African Export-Import Bank, 4.75%, due 7/29/19	502	(r)
	200	Arab Petroleum Investments Corp., 4.13%, due 9/18/23	203	(l)(n)
	800	Banque Ouest Africaine de Developpement, 5.50%, due 5/6/21	821	(r)
			1,526
Oil & Gas 3.1%
		Canadian Natural Resources Ltd.
	5,660	6.25%, due 3/15/38	6,487	(n)
	4,675	4.95%, due 6/1/47	4,856	(n)
	6,310	Concho Resources, Inc., 4.88%, due 10/1/47	6,395	(n)
	200	Ecopetrol SA, 5.88%, due 9/18/23	212
		Gazprom OAO Via Gaz Capital SA
	400	9.25%, due 4/23/19	405	(r)
	400	4.95%, due 7/19/22	408	(r)
	360	Harvest Operations Corp., 3.00%, due 9/21/22	355	(l)
		KazMunayGas National Co. JSC
	700	3.88%, due 4/19/22	697	(r)
	300	4.40%, due 4/30/23	302	(r)
	1,117	4.75%, due 4/24/25	1,153	(l)
	508	5.38%, due 4/24/30	525	(l)
	2,170	5.75%, due 4/19/47	2,191	(n)(r)
	2,089	6.38%, due 10/24/48	2,230	(l)(n)
	21,590	Marathon Oil Corp., 4.40%, due 7/15/27	21,647	(n)
		Oil & Gas Holding Co.
	220	7.63%, due 11/7/24	233	(l)
	380	8.38%, due 11/7/28	405	(l)
		Petrobras Global Finance BV
	58	8.38%, due 5/23/21	64
	61	6.13%, due 1/17/22	64
EUR	926	4.75%, due 1/14/25	1,157
	$3,050	7.38%, due 1/17/27	3,317	(n)
	2,200	6.00%, due 1/27/28	2,190	(n)
		Petroleos Mexicanos
	450	4.88%, due 1/24/22	439
	1,220	(3 month USD LIBOR + 3.65%), 6.42%, due 3/11/22	1,231	(c)
	840	5.38%, due 3/13/22	827
	6,505	6.50%, due 3/13/27	6,238	(n)
	455	5.35%, due 2/12/28	398
	314	6.50%, due 1/23/29	296
	1,700	6.50%, due 6/2/41	1,483
	2,080	6.75%, due 9/21/47	1,813	(n)
EUR	623	Repsol Int'l Finance BV, (10 year EUR Swap + 4.20%), 4.50%, due 3/25/75	755	(c)(r)
		State Oil Co. of the Azerbaijan Republic
	$2,940	4.75%, due 3/13/23	2,962	(n)(r)
	2,000	6.95%, due 3/18/30	2,199	(n)(r)
	250	Tecpetrol SA, 4.88%, due 12/12/22	235	(r)
EUR	7,140	TOTAL SA, (5 year EUR Swap + 2.75%), 2.71%, due 5/5/23	8,453	(c)(n)(r)(s)
EUR	570	UGI Int'l LLC, 3.25%, due 11/1/25	675	(r)
	$400	YPF SA, 8.50%, due 3/23/21	407	(r)
			83,704
Oil Field Equipment & Services 0.1%
		Precision Drilling Corp.
	541	6.50%, due 12/15/21	522
	845	7.75%, due 12/15/23	807
	910	5.25%, due 11/15/24	780	(n)
	840	Weatherford Bermuda Holdings Ltd., 4.50%, due 4/15/22	534
			2,643
Packaging 0.5%
		Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
	520	4.25%, due 9/15/22	515	(l)(n)
	600	4.63%, due 5/15/23	600	(l)(n)
	895	6.00%, due 2/15/25	870	(l)(n)
		Ball Corp.
	575	4.38%, due 12/15/20	583	(n)
	785	5.00%, due 3/15/22	813	(n)
		Berry Plastics Corp.
	630	5.50%, due 5/15/22	634	(n)
	100	6.00%, due 10/15/22	102	(n)
	1,250	5.13%, due 7/15/23	1,254	(n)
		BWAY Holding Co.
	1,215	5.50%, due 4/15/24	1,187	(l)(n)
	450	7.25%, due 4/15/25	415	(l)
	595	Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, due 1/15/23	600	(n)
	560	Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, due 2/1/26	547
	325	Graphic Packaging Int'l, Inc., 4.75%, due 4/15/21	327	(n)
	1,040	Owens-Brockway Glass Container, Inc., 5.00%, due 1/15/22	1,050	(l)
		Reynolds Group Issuer, Inc.
	2,263	5.75%, due 10/15/20	2,272	(n)
	217	6.88%, due 2/15/21	217
	1,900	5.13%, due 7/15/23	1,904	(l)(n)
	220	Sealed Air Corp., 4.88%, due 12/1/22	222	(l)
			14,112
Packaging & Containers 0.3%
EUR	540	ARD Finance SA, 6.63% Cash/7.38% PIK, due 9/15/23	592	(t)
		Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
EUR	180	2.75%, due 3/15/24	207	(r)
EUR	818	6.75%, due 5/15/24	989	(r)
EUR	343	Ball Corp., 4.38%, due 12/15/23	443
EUR	1,210	BWAY Holding Co., 4.75%, due 4/15/24	1,378	(r)
EUR	1,938	Crown European Holdings SA, 3.38%, due 5/15/25	2,307	(n)(r)
EUR	875	Guala Closures SpA, (3 month EURIBOR + 3.50%, 3.50% Floor), 3.50%, due 4/15/24	1,004	(c)(r)
EUR	590	OI European Group BV, 3.13%, due 11/15/24	691	(r)
EUR	607	Silgan Holdings, Inc., 3.25%, due 3/15/25	714
			8,325
Personal & Household Products 0.1%
		Energizer Holdings, Inc.
	$260	4.70%, due 5/19/21	262	(n)
	940	4.70%, due 5/24/22	940	(n)
	470	7.75%, due 1/15/27	484	(l)
		Prestige Brands, Inc.
	340	5.38%, due 12/15/21	340	(l)
	250	6.38%, due 3/1/24	249	(l)
		Spectrum Brands, Inc.
	275	6.63%, due 11/15/22	282
	60	6.13%, due 12/15/24	60
	705	5.75%, due 7/15/25	694
			3,311
Pharmaceuticals 3.0%
	8,725	AbbVie, Inc., 4.70%, due 5/14/45	8,139	(n)
EUR	4,125	Bayer AG, (5 year EUR Swap + 2.01%), 2.38%, due 4/2/75	4,568	(c)(n)(r)
		CVS Health Corp.
	$8,445	4.30%, due 3/25/28	8,553	(n)
	21,670	5.05%, due 3/25/48	22,280	(n)
		Endo Finance LLC/Endo Finco, Inc.
	160	7.25%, due 1/15/22	151	(l)(n)
	365	5.38%, due 1/15/23	298	(l)(n)
		Endo Ltd./Endo Finance LLC/Endo Finco, Inc.
	685	6.00%, due 7/15/23	560	(l)(n)
	545	6.00%, due 2/1/25	421	(l)(n)
EUR	780	Grifols SA, 3.20%, due 5/1/25	890	(r)
	$8,015	Halfmoon Parent, Inc., 4.80%, due 8/15/38	8,181	(l)(n)
	300	Hikma Pharmaceuticals PLC, 4.25%, due 4/10/20	299	(r)
	110	Mallinckrodt Int'l Finance SA/Mallinckrodt CB LLC, 4.88%, due 4/15/20	109	(l)
EUR	728	Nidda BondCo GmbH, 5.00%, due 9/30/25	765	(r)
EUR	460	Rossini S.a.r.l., 6.75%, due 10/30/25	537	(r)
		Shire Acquisitions Investments Ireland DAC
	$10,775	2.40%, due 9/23/21	10,487	(n)
	5,795	3.20%, due 9/23/26	5,397	(n)
	300	Teva Pharmaceutical Finance Co. BV, 2.95%, due 12/18/22	280
		Teva Pharmaceutical Finance Netherlands II BV
EUR	641	0.38%, due 7/25/20	726	(r)
EUR	325	3.25%, due 4/15/22	384
EUR	693	1.88%, due 3/31/27	682	(r)
	$303	Teva Pharmaceutical Finance Netherlands III BV, 1.70%, due 7/19/19	300
		Valeant Pharmaceuticals Int'l, Inc.
	1,355	6.50%, due 3/15/22	1,401	(l)
	190	5.50%, due 3/1/23	185	(l)
EUR	883	4.50%, due 5/15/23	1,000	(r)
	$1,095	5.88%, due 5/15/23	1,073	(l)(n)
	970	7.00%, due 3/15/24	1,018	(l)
	550	6.13%, due 4/15/25	520	(l)
	865	5.50%, due 11/1/25	863	(l)
			80,067
Pipelines 2.6%
	3,160	Abu Dhabi Crude Oil Pipeline LLC, 4.60%, due 11/2/47	3,197	(n)(r)
		Energy Transfer Operating L.P.
	12,110	Ser. B, (3 month USD LIBOR + 4.16%), 6.63%, due 2/15/28	10,793	(c)(n)(s)
	9,220	5.80%, due 6/15/38	9,401	(n)
	6,720	6.25%, due 4/15/49	7,159	(n)
	10,755	Kinder Morgan Energy Partners L.P., 4.15%, due 2/1/24	10,941	(n)
	11,045	Kinder Morgan, Inc., 5.55%, due 6/1/45	11,569	(n)
	13,855	MPLX L.P., 4.70%, due 4/15/48	12,568	(n)
	110	RasGas Co. Ltd., 5.30%, due 9/30/20	112	(r)
	2,430	Southern Gas Corridor CJSC, 6.88%, due 3/24/26	2,697	(n)(r)
	150	Transportadora de Gas del Sur SA, 6.75%, due 5/2/25	140	(l)
			68,577
Printing & Publishing 0.0%(a)
	413	R.R. Donnelley & Sons Co., 7.88%, due 3/15/21	418

Real Estate 0.1%
	200	CIFI Holdings Group Co. Ltd., 6.38%, due 5/2/20	201	(r)
	237	Powerchina Real Estate Group Ltd., 4.50%, due 12/6/21	238	(r)
	1,000	Qatari Diar Finance Co., 5.00%, due 7/21/20	1,020	(r)
	400	Shimao Property Holdings Ltd., 8.38%, due 2/10/22	418	(r)
	450	Sino-Ocean Land Treasure IV Ltd., (3 month USD LIBOR + 2.30%), 5.04%, due 7/31/21	449	(c)(r)
EUR	636	Summit Germany Ltd., 2.00%, due 1/31/25	681	(r)
		Sunac China Holdings Ltd.
	$200	8.63%, due 7/27/20	204	(r)
	250	7.35%, due 7/19/21	249	(r)
	200	Wisdom Glory Group Ltd., (3 year CMT + 8.67%), 5.25%, due 7/19/20	197	(c)(r)(s)
			3,657
Real Estate Development & Management 0.1%
		Realogy Group LLC/Realogy Co-Issuer Corp.
	945	4.50%, due 4/15/19	945	(l)
	490	5.25%, due 12/1/21	490	(l)
			1,435
Real Estate Investment Trusts 0.4%
	300	Emirates Reit Sukuk Ltd., 5.13%, due 12/12/22	273	(r)
EUR	1,184	Equinix, Inc., 2.88%, due 2/1/26	1,332
GBP	975	Iron Mountain UK PLC, 3.88%, due 11/15/25	1,218	(r)
		MPT Operating Partnership L.P./MPT Finance Corp.
	$1,135	6.38%, due 3/1/24	1,186
	1,565	5.50%, due 5/1/24	1,596	(n)
EUR	728	3.33%, due 3/24/25	846
	$775	5.25%, due 8/1/26	779	(n)
	1,615	Sabra Health Care L.P./Sabra Capital Corp., 5.50%, due 2/1/21	1,631	(n)
		Starwood Property Trust, Inc.
	1,060	3.63%, due 2/1/21	1,045
	310	5.00%, due 12/15/21	313
	200	Yuexiu REIT MTN Co. Ltd., 4.75%, due 4/27/21	201	(r)
			10,420
Recreation & Travel 0.1%
		Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp.
	320	5.38%, due 6/1/24	322	(n)
	450	5.38%, due 4/15/27	450	(n)
	2,420	NCL Corp. Ltd., 4.75%, due 12/15/21	2,435	(l)(n)
	655	Six Flags Entertainment Corp., 4.88%, due 7/31/24	648	(l)
			3,855
Regional (state/province) 0.3%
	1,549	Brazil Loan Trust 1, 5.48%, due 7/24/23	1,591	(n)(r)
	5,760	Brazil Minas SPE via State of Minas Gerais, 5.33%, due 2/15/28	5,845	(n)(r)
			7,436
Restaurants 0.2%
		1011778 BC ULC/New Red Finance, Inc.
	1,500	4.63%, due 1/15/22	1,503	(l)(n)
	1,330	4.25%, due 5/15/24	1,287	(l)
	420	5.00%, due 10/15/25	405	(l)
		KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
	160	5.00%, due 6/1/24	160	(l)
	1,080	5.25%, due 6/1/26	1,094	(l)(n)
	90	Yum! Brands, Inc., 3.88%, due 11/1/20	89
			4,538
Retail 0.2%
EUR	100	Dufry Finance SCA, 4.50%, due 8/1/23	118	(r)
EUR	713	Dufry One BV, 2.50%, due 10/15/24	815	(r)
GBP	501	Enterprise Inns PLC, 6.00%, due 10/6/23	697	(r)
	$400	Lotte Shopping Business Management Hong Kong Ltd., 2.38%, due 9/5/20	395	(r)
GBP	1,526	Next Group PLC, 3.63%, due 5/18/28	2,000	(r)
			4,025
Savings & Loans 0.2%
	$4,700	Nationwide Building Society, (3 month USD LIBOR +1.45), 4.30%, due 3/8/29	4,587	(c)(l)(n)

Semiconductors 1.0%
	18,145	Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, due 1/15/27	16,724	(n)
	10,725	Microchip Technology, Inc., 4.33%, due 6/1/23	10,567	(l)(n)
			27,291
Shipbuilding 0.0%(a)
	222	Cssc Capital One Ltd., 4.13%, due 9/27/21	223	(r)

Software 0.1%
EUR	677	InterXion Holding NV, 4.75%, due 6/15/25	811	(r)
		IQVIA, Inc.
EUR	1,145	3.25%, due 3/15/25	1,325	(r)
EUR	245	2.88%, due 9/15/25	278	(r)
EUR	780	Playtech PLC, 3.75%, due 10/12/23	880	(r)
			3,294
Software - Services 0.4%
		CDK Global, Inc.
	$250	3.80%, due 10/15/19	249	(n)
	220	5.00%, due 10/15/24	220	(n)
	200	5.88%, due 6/15/26	204	(n)
		First Data Corp.
	325	5.38%, due 8/15/23	331	(l)(n)
	2,210	5.00%, due 1/15/24	2,258	(l)(n)
	755	Infor Software Parent LLC/Infor Software Parent, Inc., 7.13% Cash/7.88% PIK, due 5/1/21	761	(l)(t)
	500	j2 Cloud Services LLC/j2 Global Co-Obligor, Inc., 6.00%, due 7/15/25	501	(l)
		Nuance Communications, Inc.
	381	5.38%, due 8/15/20	383	(l)
	1,840	6.00%, due 7/1/24	1,859	(n)
		Open Text Corp.
	740	5.63%, due 1/15/23	756	(l)
	1,020	5.88%, due 6/1/26	1,053	(l)(n)
	2,100	Rackspace Hosting, Inc., 8.63%, due 11/15/24	1,759	(l)(n)
	232	WEX, Inc., 4.75%, due 2/1/23	229	(l)
			10,563
Specialty Retail 0.1%
	505	Liberty Media Corp., 8.50%, due 7/15/29	513
		Penske Automotive Group, Inc.
	1,360	3.75%, due 8/15/20	1,352	(n)
	360	5.75%, due 10/1/22	365
		QVC, Inc.
	545	3.13%, due 4/1/19	544
	70	5.13%, due 7/2/22	72
	130	4.85%, due 4/1/24	130
	285	5.45%, due 8/15/34	256
			3,232
Steel Producers - Products 0.1%
	175	ArcelorMittal, 5.13%, due 6/1/20	179	(n)
	1,760	Big River Steel LLC/BRS Finance Corp., 7.25%, due 9/1/25	1,846	(l)(n)
		Steel Dynamics, Inc.
	130	5.25%, due 4/15/23	132
	415	5.50%, due 10/1/24	428
			2,585
Support - Services 0.7%
		ADT Corp.
	385	6.25%, due 10/15/21	405	(n)
	745	4.88%, due 7/15/32	598	(l)
	2,000	Anna Merger Sub, Inc., 7.75%, due 10/1/22	281	(l)(n)
		Aramark Services, Inc.
	1,020	5.13%, due 1/15/24	1,031	(n)
	305	5.00%, due 2/1/28	298	(l)(n)
		Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
	305	5.50%, due 4/1/23	303
	385	5.25%, due 3/15/25	346	(l)(n)
		Hertz Corp.
	1,060	5.88%, due 10/15/20	1,049	(n)
	225	7.38%, due 1/15/21	223	(n)
	380	7.63%, due 6/1/22	378	(l)(n)
	2,050	5.50%, due 10/15/24	1,681	(l)(n)
	1,130	IHS Markit Ltd., 5.00%, due 11/1/22	1,155	(l)(n)
	215	Iron Mountain U.S. Holdings, Inc., 5.38%, due 6/1/26	205	(l)
		Iron Mountain, Inc.
	750	4.38%, due 6/1/21	748	(l)
	1,825	6.00%, due 8/15/23	1,871	(n)
	485	5.75%, due 8/15/24	481
	425	5.25%, due 3/15/28	395	(l)
	1,290	Olympus Merger Sub, Inc., 8.50%, due 10/15/25	1,076	(l)
	1,795	Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25%, due 5/15/23	1,898	(l)(n)
	850	Ritchie Bros Auctioneers, Inc., 5.38%, due 1/15/25	854	(l)
	460	ServiceMaster Co. LLC, 5.13%, due 11/15/24	450	(l)
	395	Staples, Inc., 8.50%, due 9/15/25	379	(l)
		United Rentals N.A., Inc.
	820	5.75%, due 11/15/24	840
	200	5.50%, due 7/15/25	202
	1,245	Vizient, Inc., 10.38%, due 3/1/24	1,349	(l)
			18,496
Tech Hardware & Equipment 0.3%
		CDW LLC/CDW Finance Corp.
	985	5.00%, due 9/1/23	987	(n)
	310	5.00%, due 9/1/25	308	(n)
		CommScope Technologies LLC
	1,488	6.00%, due 6/15/25	1,406	(l)(n)
	660	5.00%, due 3/15/27	563	(l)
		CommScope, Inc.
	360	5.00%, due 6/15/21	359	(l)(n)
	390	5.50%, due 6/15/24	365	(l)(n)
		Diamond 1 Finance Corp./Diamond 2 Finance Corp.
	1,825	5.88%, due 6/15/21	1,855	(l)(n)
	490	7.13%, due 6/15/24	517	(l)(n)
	325	Project Homestake Merger Corp., 8.88%, due 3/1/23	237	(l)
	1,235	Western Digital Corp., 4.75%, due 2/15/26	1,148
			7,745
Telecom - Satellite 0.2%
	1,131	Hughes Satellite Systems Corp., 6.50%, due 6/15/19	1,143	(n)
		Intelsat Jackson Holdings SA
	125	9.50%, due 9/30/22	145	(l)
	2,675	5.50%, due 8/1/23	2,431	(n)
	605	8.50%, due 10/15/24	611	(l)
	466	Intelsat Luxembourg SA, 8.13%, due 6/1/23	388
			4,718
Telecom - Wireless 0.4%
	370	Sprint Capital Corp., 6.90%, due 5/1/19	372
		Sprint Corp.
	825	7.25%, due 9/15/21	866
	725	7.88%, due 9/15/23	770
	2,750	7.13%, due 6/15/24	2,826	(n)
	1,055	7.63%, due 3/1/26	1,096
		Sprint Nextel Corp.
	380	7.00%, due 8/15/20	394
	980	6.00%, due 11/15/22	993
		T-Mobile USA, Inc.
	1,380	6.00%, due 3/1/23	1,415	(n)
	705	6.00%, due 4/15/24	723
	190	6.50%, due 1/15/26	201
	445	4.50%, due 2/1/26	433
	1,125	Wind Tre SpA, 5.00%, due 1/20/26	925	(l)
			11,014
Telecom - Wireline Integrated & Services 0.5%
	630	CenturyLink, Inc., Ser. V, 5.63%, due 4/1/20	636	(n)
	1,890	Citizens Communications Co., 9.00%, due 8/15/31	1,035	(n)
	1,075	Embarq Corp., 8.00%, due 6/1/36	1,016	(n)
		Equinix, Inc.
	140	5.38%, due 1/1/22	142	(n)
	295	5.75%, due 1/1/25	303
	500	5.88%, due 1/15/26	517	(n)
		Frontier Communications Corp.
	150	7.13%, due 3/15/19	148	(n)
	50	6.25%, due 9/15/21	34	(n)
	50	8.75%, due 4/15/22	34	(n)
	125	10.50%, due 9/15/22	89	(n)
	150	7.13%, due 1/15/23	89	(n)
	340	7.63%, due 4/15/24	184	(n)
	2,885	11.00%, due 9/15/25	1,861	(n)
		Level 3 Financing, Inc.
	1,025	5.38%, due 8/15/22	1,033	(n)
	350	5.63%, due 2/1/23	352
	720	5.13%, due 5/1/23	714
	820	5.38%, due 1/15/24	816
	140	Qwest Corp., 6.75%, due 12/1/21	150
		Telecom Italia Capital SA
	70	7.18%, due 6/18/19	71
	430	6.00%, due 9/30/34	374
	1,135	U.S. West Communications Group, 6.88%, due 9/15/33	1,069	(n)
		Zayo Group LLC/Zayo Capital, Inc.
	1,225	6.00%, due 4/1/23	1,231
	285	6.38%, due 5/15/25	278
	920	5.75%, due 1/15/27	889	(l)(n)
			13,065
Telecommunications 1.9%
		AT&T, Inc.
	14,245	5.45%, due 3/1/47	14,570	(n)
	8,515	4.50%, due 3/9/48	7,661	(n)
		Batelco Int'l Finance No. 1 Ltd.
	200	4.25%, due 5/1/20	198	(r)
	250	4.25%, due 5/1/20	248	(r)
EUR	800	Cellnex Telecom SA, 2.88%, due 4/18/25	922	(r)
	$400	Comunicaciones Celulares SA via Comcel Trust, 6.88%, due 2/6/24	413	(r)
EUR	622	DKT Finance ApS, 7.00%, due 6/17/23	769	(r)
		GTH Finance BV
	$400	6.25%, due 4/26/20	407	(r)
	450	6.25%, due 4/26/20	457	(r)
	422	7.25%, due 4/26/23	444	(r)
	2,805	Liquid Telecommunications Financing PLC, 8.50%, due 7/13/22	2,860	(l)(n)
	434	Oztel Holdings SPC Ltd., 6.63%, due 4/24/28	409	(l)
EUR	441	SoftBank Group Corp., 5.00%, due 4/15/28	513	(r)
EUR	656	Telecom Italia SpA, 3.63%, due 5/25/26	721	(r)
EUR	1,800	Telefonica Europe BV, (5 year EUR Swap + 2.33%), 2.63%, due 6/7/23	1,938	(c)(r)(s)
	$9,995	Verizon Communications, Inc., 4.52%, due 9/15/48	9,764	(n)
	400	VimpelCom Holdings BV, 5.20%, due 2/13/19	400	(r)
	8,280	Vodafone Group PLC, 3.75%, due 1/16/24	8,263	(n)
		Wind Tre SpA
EUR	321	(3 month EURIBOR + 2.75%, 2.75% Floor), 2.75%, due 1/20/24	328	(c)(r)
EUR	371	3.13%, due 1/20/25	374	(r)
			51,659
Theaters & Entertainment 0.1%
		AMC Entertainment Holdings, Inc.
	$365	5.88%, due 2/15/22	365	(n)
	1,465	5.75%, due 6/15/25	1,351	(n)
	670	6.13%, due 5/15/27	596	(n)
		Live Nation Entertainment, Inc.
	335	5.38%, due 6/15/22	338	(l)
	595	4.88%, due 11/1/24	586	(l)
			3,236
Transportation 0.2%
	3,560	FedEx Corp., 4.95%, due 10/17/48	3,547	(n)
EUR	600	La Poste SA, (5 year EUR Swap + 2.44%), 3.13%, due 1/29/26	638	(c)(r)(s)
	$200	Rumo Luxembourg S.a.r.l., 7.38%, due 2/9/24	212	(r)
			4,397
Water 0.1%
	1,330	Agua y Saneamientos Argentinos SA, 6.63%, due 2/1/23	1,044	(r)
GBP	500	Anglian Water Osprey Financing PLC, 4.00%, due 3/8/26	572	(r)
GBP	1,626	Thames Water Utilities Cayman Finance Ltd., 1.88%, due 1/24/24	2,080	(r)
			3,696

		Total Corporate Bonds (Cost $1,365,208)	1,345,679

Municipal Notes 1.0%
California 0.1%
	690	California Statewide CDA Rev. (Loma Linda Univ. Med. Ctr.), Ser. 2018-A, 5.50%, due 12/1/58	751	(l)
	710	Sacramento Co. Arpt. Sys. Rev. Ref., Ser. 2018-C, 5.00%, due 7/1/33	821
			1,572
Delaware 0.0%(a)
	720	Delaware St. Hlth. Fac. Au. Rev. (Beebe Med. Ctr. Inc.), Ser. 2018, 5.00%, due 6/1/48	774

Florida 0.0%(a)
	705	Cap. Trust Agcy. Sr. Living Rev. (H-Bay Ministries, Inc. Superior Residences Proj.), Ser. 2018-A-1, 4.00%, due 7/1/43	664

Illinois 0.1%
	675	Chicago O'Hare Int'l Arpt. Spec. Fac. Rev. (Trips Obligated Group), Ser. 2018, 5.00%, due 7/1/48	733
	880	Illinois Fin. Au. Rev. (Local Gov't Prog.-East Prairie Sch. Dist. # 73 Proj.), (BAM Insured), Ser. 2018, 4.00%, due 12/1/42	890
	705	Illinois St. G.O., Ser. 2017-D, 5.00%, due 11/1/28	761
			2,384
Maryland 0.2%
	3,520	Prince Georges Co. G.O. (Consol Pub. Imp.), Ser. 2018-A, 5.00%, due 7/15/29	4,343

Massachusetts 0.1%
	1,055	Massachusetts St. Dev. Fin. Agcy. Rev. (CareGroup Obligated Group), Ser. 2018-J2, 5.00%, due 7/1/53	1,137
	1,060	Massachusetts St. Ed. Fin. Au. Rev. Ref., Ser. 2018-A, 4.08%, due 7/1/27	1,115
			2,252
Michigan 0.1%
	720	Detroit Downtown Dev. Au. Tax Increment Rev. Ref. (Catalyst Dev. Proj.), Ser. 2018-A, (AGM Insured), 5.00%, due 7/1/48	767
	910	Michigan St. Strategic Fund Ltd. Oblig. Rev. (I-75 Improvement Proj.), Ser. 2018, 5.00%, due 6/30/48	988
			1,755
New Jersey 0.2%
	695	Atlantic City G.O. Ref., Ser. 2018, 4.29%, due 9/1/26	717
	1,095	New Jersey Econ. Dev. Au. Spec. Fac. Rev. Ref. (Port Newark Container Term. LLC Proj.), Ser. 2017, 5.00%, due 10/1/47	1,151
	700	New Jersey Higher Ed. Assist. Au. Rev. Ref. (Std. Loan Rev.), Ser. 2018-B, 5.00%, due 12/1/26	809
	705	New Jersey St. Hsg. & Mtge. Fin. Agcy. Rev. Ref. (Single Family Hsg. ), Ser. 2018-B, 3.80%, due 10/1/32	712
	880	New Jersey St. Trans. Trust Fund Au. Trans. Sys. Rev. Ref., Ser. 2018-A, 5.00%, due 12/15/36	946
	695	South Jersey Port Corp. Rev. (Sub-Marine Term), Ser. 2017-B, 5.00%, due 1/1/48	735
			5,070
Oklahoma 0.0%(a)
	715	Oklahoma St. Dev. Fin. Au. Hlth. Sys. Rev. (OU Medicine Proj.), Ser. 2018-B, 5.50%, due 8/15/57	793

Pennsylvania 0.1%
	355	Commonwealth of Pennsylvania Cert. of Participation Ref., Ser. 2018, 5.00%, due 7/1/43	390
	1,060	Pennsylvania St. Turnpike Commission Oil Franchise Tax Rev., Subser. 2018-B, 5.00%, due 12/1/48	1,174
			1,564
Rhode Island 0.1%
	1,035	Rhode Island Commerce Corp. Spec. Fac. Rev. Ref. (1st Lien - R I Arpt. Corp. Int'l Fac. Proj.), Ser. 2018, 5.00%, due 7/1/34	1,174
	770	Rhode Island St. Std. Loan Au. Std. Loan Rev. (Sr. Prog.), Ser. 2018, 5.00%, due 12/1/25	873
			2,047
Tennessee 0.0%(a)
	530	Greeneville Hlth. & Ed. Facs. Board Hosp. Rev. Ref. (Ballad Hlth. Obligated Group), Ser. 2018-A, 5.00%, due 7/1/29	624

Texas 0.0%(a)
	1,070	Austin Comm. College Dist. Pub. Fac. Corp. Lease Rev., Ser. 2018-C, 4.00%, due 8/1/42	1,090

Utah 0.0%(a)
	1,060	Salt Lake City Corp. Arpt. Rev., Ser. 2018-A, 5.00%, due 7/1/43	1,178

West Virginia 0.0%(a)
	705	West Virginia Hosp. Fin. Au. Rev. (Imp. West Virginia Univ. Hlth. Sys. Obligated Group), Ser. 2018-A, 5.00%, due 6/1/52	755

		Total Municipal Notes (Cost $26,664)	26,865

Asset-Backed Securities 9.5%
	1,100	AIMCO CLO, Ser. 2018-AA, Class E, (3 month USD LIBOR + 5.15%), 7.92%, due 4/17/31	967	(c)(l)
	550	Alinea CLO Ltd., Ser. 2018-1A, Class E, (3 month USD LIBOR + 6.00%), 8.76%, due 7/20/31	514	(c)(l)
	279	Ally Auto Receivables Trust, Ser. 2017-3, Class A2, 1.53%, due 3/16/20	278
	7,960	AM Capital Funding LLC, Ser. 2018-1, Class A, 4.98%, due 12/15/23	8,135	(l)
		Apidos CLO XXVIII
	500	Ser. 2017-28A, Class C, (3 month USD LIBOR + 2.50%), 5.26%, due 1/20/31	466	(c)(l)
	500	Ser. 2017-28A, Class D, (3 month USD LIBOR + 5.50%), 8.26%, due 1/20/31	461	(c)(l)
	2,000	Ares XLV CLO Ltd., Ser. 2017-45A, Class E, (3 month USD LIBOR + 6.10%), 8.89%, due 10/15/30	1,947	(c)(l)
		Asset Backed Securities Corp. Home Equity
	437	Ser. 2004-HE5, Class M2, (1 month USD LIBOR + 1.88%), 4.39%, due 8/25/34	436	(c)
	566	Ser. 2006-HE1, Class A3, (1 month USD LIBOR + 0.20%), 2.71%, due 1/25/36	562	(c)
	3,300	Assurant CLO I Ltd., Ser. 2017-1A, Class E, (3 month USD LIBOR + 6.46%), 9.22%, due 10/20/29	3,229	(c)(l)
		Assurant CLO II Ltd.
	250	Ser. 2018-1A, Class D, (3 month USD LIBOR + 2.85%), 5.61%, due 4/20/31	238	(c)(l)
	1,500	Ser. 2018-1A, Class E, (3 month USD LIBOR + 5.60%), 8.36%, due 4/20/31	1,381	(c)(l)
	9,795	BA Credit Card Trust, Ser. 2018-A2, Class A2, 3.00%, due 9/15/23	9,851
		Bear Stearns Asset-Backed Securities I Trust
	944	Ser. 2005-TC1, Class M1, (1 month USD LIBOR + 0.66%), 3.17%, due 5/25/35	945	(c)
	6,730	Ser. 2005-AQ2, Class M1, (1 month USD LIBOR + 0.49%), 3.00%, due 9/25/35	6,664	(c)
	2,797	Ser. 2006-HE1, Class 1M3, (1 month USD LIBOR + 0.46%), 2.97%, due 12/25/35	2,772	(c)
		Bear Stearns Asset-Backed Securities Trust
	1,333	Ser. 2004-SD3, Class M2, (1 month USD LIBOR + 1.88%), 4.39%, due 9/25/34	1,339	(c)
	7,265	Ser. 2006-SD2, Class M2, (1 month USD LIBOR + 0.80%), 3.31%, due 6/25/36	7,239	(c)
	3,000	Benefit Street Partners CLO XII Ltd., Ser. 2017-12A, Class D, (3 month USD LIBOR + 6.41%), 9.20%, due 10/15/30	2,903	(c)(l)
	650	Canyon Capital CLO Ltd., Ser. 2014-1A, Class DR, (3 month USD LIBOR + 5.50%), 8.25%, due 1/30/31	585	(c)(l)
	25,785	Capital One Multi-Asset Execution Trust, Ser. 2018-A1, Class A1, 3.01%, due 2/15/24	25,938
		Carbone CLO Ltd.
	1,000	Ser. 2017-1A, Class C, (3 month USD LIBOR + 2.60%), 5.38%, due 1/20/31	934	(c)(l)
	1,000	Ser. 2017-1A, Class D, (3 month USD LIBOR + 5.90%), 8.68%, due 1/20/31	931	(c)(l)
	1,120	Carlye U.S. CLO Ltd., Ser. 2017-5A, Class D, (3 month USD LIBOR + 5.30%), 8.06%, due 1/20/30	1,026	(c)(l)
	11,198	Carrington Mortgage Loan Trust, Ser. 2006-RFC1, Class A4, (1 month USD LIBOR + 0.24%), 2.75%, due 3/25/36	11,136	(c)(n)
	24,360	Chase Issuance Trust, Ser. 2016-A2, Class A, 1.37%, due 6/15/21	24,231
	1,500	Citibank Credit Card Issuance Trust, Ser. 2017-A7, Class A7, (1 month LIBOR + 0.37%), 2.89%, due 8/8/24	1,501	(c)
		Citigroup Mortgage Loan Trust, Inc.
	319	Ser. 2006-WFH1, Class M2, (1 month USD LIBOR + 0.56%), 3.07%, due 1/25/36	319	(c)
	577	Ser. 2006-AMC1, Class A2B, (1 month USD LIBOR + 0.16%), 2.67%, due 9/25/36	479	(c)
	463	Colony American Finance Ltd., Ser. 2016-1, Class A, 2.54%, due 6/15/48	457	(l)
	250	Dryden 45 Senior Loan Fund, Ser. 2016-45A, Class ER, (3 month USD LIBOR + 5.85%), 8.64%, due 10/15/30	235	(c)(l)
		Dryden 53 CLO Ltd.
	300	Ser. 2017-53A, Class D, (3 month USD LIBOR + 2.40%), 5.19%, due 1/15/31	277	(c)(l)
	750	Ser. 2017-53A, Class E, (3 month USD LIBOR + 5.30%), 8.09%, due 1/15/31	681	(c)(l)
	2,350	Dryden 54 Senior Loan Fund, Ser. 2017-54A, Class E, (3 month USD LIBOR + 6.20%), 8.96%, due 10/19/29	2,303	(c)(l)
		Eaton Vance CLO Ltd.
	850	Ser. 2015-1A, Class DR, (3 month USD LIBOR + 2.50%), 5.26%, due 1/20/30	790	(c)(l)
	900	Ser. 2015-1A, Class ER, (3 month USD LIBOR + 5.60%), 8.36%, due 1/20/30	823	(c)(l)
	750	Ser. 2018-1A, Class E, (3 month USD LIBOR + 6.00%), 8.45%, due 10/15/30	704	(c)(l)
	2,442	EquiFirst Mortgage Loan Trust, Ser. 2003-2, Class 1A1, (1 month USD LIBOR + 1.13%), 3.64%, due 9/25/33	2,425	(c)
	439	First Franklin Mortgage Loan Asset Backed Certificates, Ser. 2005-FF5, Class M2, (1 month USD LIBOR + 0.74%), 3.25%, due 5/25/35	439	(c)
		Flatiron CLO Ltd.
	700	Ser. 2017-1A, Class E, (3 month USD LIBOR + 6.00%), 8.62%, due 5/15/30	661	(c)(l)
	2,150	Ser. 2018-1A, Class E, (3 month USD LIBOR + 5.15%), 7.92%, due 4/17/31	1,907	(c)(l)(n)
	737	Freedom Financial Trust, Ser. 2018-1, Class A, 3.61%, due 7/18/24	736	(l)
	1,600	Galaxy XVIII CLO Ltd., Ser. 2018-28A, Class E, (3 month USD LIBOR + 6.00%), 8.79%, due 7/15/31	1,475	(c)(l)
	750	Galaxy XXVI CLO Ltd., Ser. 2018-26A, Class E, (3 month USD LIBOR + 5.85%), 8.50%, due 11/22/31	689	(c)(l)
	250	Galaxy XXVII CLO Ltd., Ser. 2018-27A, Class E, (3 month USD LIBOR + 5.78%), 8.41%, due 5/16/31	227	(c)(l)
	1,600	Gilbert Park CLO Ltd., Ser. 2017-1A, Class E, (3 month USD LIBOR + 6.40%), 9.19%, due 10/15/30	1,564	(c)(l)
	1,979	Global SC Finance IV Ltd., Ser. 2018-1A, Class A, 4.29%, due 5/17/38	1,995	(l)
		GM Financial Consumer Automobile Receivables Trust
	10,461	Ser. 2018-1, Class A2A, 2.08%, due 1/19/21	10,426
	4,270	Ser. 2018-2, Class A2A, 2.55%, due 5/17/21	4,263
	699	Home Equity Mortgage Trust, Ser. 2004-5, Class M2, (1 month USD LIBOR + 1.60%), 4.11%, due 2/25/35	698	(c)
	1,000	HPS Investment Partners, Ser. 2013-2A, Class DR, (3 month USD LIBOR + 6.60%), 9.36%, due 10/20/29	978	(c)(l)
		Invitation Homes Trust
	1,464	Ser. 2017-SFR2, Class A, (1 month USD LIBOR + 0.85%), 3.36%, due 12/17/36	1,450	(c)(l)
	1,979	Ser. 2018-SFR1, Class A, (1 month USD LIBOR + 0.70%), 3.21%, due 3/17/37	1,943	(c)(l)
		JP Morgan Mortgage Acquisition Trust
	106	Ser. 2006-ACC1, Class A5, (1 month USD LIBOR + 0.24%), 2.75%, due 5/25/36	106	(c)
	3,497	Ser. 2006-CH1, Class M1, (1 month USD LIBOR + 0.22%), 2.73%, due 7/25/36	3,466	(c)
	5,260	Ser. 2007-CH1, Class MV2, (1 month USD LIBOR + 0.28%), 2.79%, due 11/25/36	5,232	(c)
	479	Ser. 2007-HE1, Class AF1, (1 month USD LIBOR + 0.10%), 2.61%, due 3/25/47	329	(c)
	250	KKR CLO 23 Ltd., Ser. 2023, Class E, (3 month USD LIBOR + 6.00%), 8.49%, due 10/20/31	237	(c)(l)
	800	Madison Park Funding XIV Ltd., Ser. 2014-14A, Class ER, (3 month USD LIBOR + 5.80%), 8.56%, due 10/22/30	754	(c)(l)
		Magnetite CLO Ltd.
	250	Ser. 2018-20A, Class D, (3 month USD LIBOR + 2.50%), 5.26%, due 4/20/31	232	(c)(l)
	250	Ser. 2018-20A, Class E, (3 month USD LIBOR + 5.35%), 8.11%, due 4/20/31	229	(c)(l)
	1,000	Ser. 2015-12A, Class ER, (3 month USD LIBOR + 5.68%), 8.47%, due 10/15/31	927	(c)(l)
	500	Marble Point CLO XI Ltd., Ser. 2017-2A, Class D, (3 month USD LIBOR + 2.80%), 5.58%, due 12/18/30	467	(c)(l)
		Navient Student Loan Trust
	10	Ser. 2016-6A, Class A1, (1 month USD LIBOR + 0.48%), 2.99%, due 3/25/66	10	(c)(l)
	3,355	Ser. 2018-3A, Class A1, (1 month USD LIBOR + 0.27%), 2.78%, due 3/25/67	3,352	(c)(l)
	9,476	Newcastle Mortgage Securities Trust, Ser. 2006-1, Class M2, (1 month USD LIBOR + 0.37%), 2.88%, due 3/25/36	9,402	(c)
		OCP CLO Ltd.
	3,000	Ser. 2015-8A, Class CR, (3 month USD LIBOR + 2.80%), 5.57%, due 4/17/27	2,933	(c)(l)
	2,800	Ser. 2015-10A, Class CR, (3 month USD LIBOR + 2.60%), 5.36%, due 10/26/27	2,635	(c)(l)
	3,800	Ser. 2017-14A, Class C, (3 month USD LIBOR + 2.60%), 5.24%, due 11/20/30	3,497	(c)(l)
	1,800	Ser. 2017-14A, Class D, (3 month USD LIBOR + 5.80%), 8.44%, due 11/20/30	1,638	(c)(l)
	1,000	Ser. 2018-15A, Class D, (3 month USD LIBOR + 5.85%), 8.32%, due 7/20/31	938	(c)(l)
	800	Octagon Investment Partners 39 Ltd., Ser. 2018-3A, Class E, (3 month USD LIBOR + 5.75%), 8.21%, due 10/20/30	754	(c)(l)
	750	OHA Credit Partners XV Ltd., Ser. 2017-15A, Class D, (3 month USD LIBOR + 2.45%), 5.21%, due 1/20/30	693	(c)(l)
		Palmer Square CLO Ltd.
	700	Ser. 2014-1A, Class DR2, (3 month USD LIBOR + 5.70%), 8.47%, due 1/17/31	645	(c)(l)
	1,600	Ser. 2018-1A, Class D, (3 month USD LIBOR + 5.15%), 7.93%, due 4/18/31	1,429	(c)(l)
		Residential Asset Mortgage Products, Inc.
	1,008	Ser. 2005-RS4, Class M3, (1 month USD LIBOR + 0.48%), 2.99%, due 4/25/35	1,008	(c)
	1,816	Ser. 2005-RZ2, Class M4, (1 month USD LIBOR + 0.56%), 3.07%, due 5/25/35	1,814	(c)
	1,151	Saxon Asset Securities Trust, Ser. 2004-2, Class MV1, (1 month USD LIBOR + 0.87%), 3.38%, due 8/25/35	1,152	(c)
	382	Securitized Asset Backed Receivables LLC Trust, Ser. 2004-DO1, Class M1, (1 month USD LIBOR + 0.98%), 3.49%, due 7/25/34	374	(c)
	773	SoFi Consumer Loan Program Trust, Ser. 2018-1, Class A1, 2.55%, due 2/25/27	770	(l)
	1,362	SoFi Professional Loan Program LLC, Ser. 2017-E, Class A1, (1 month USD LIBOR + 0.50%), 3.01%, due 11/26/40	1,362	(c)(l)
		Structured Asset Securities Corp.
	677	Ser. 2005-NC2, Class M3, (1 month USD LIBOR + 0.43%), 2.94%, due 5/25/35	677	(c)
	170	Ser. 2006-AM1, Class A4, (1 month USD LIBOR + 0.16%), 2.67%, due 4/25/36	169	(c)
	304	Ser. 2006-NC1, Class A4, (1 month USD LIBOR + 0.15%), 2.66%, due 5/25/36	303	(c)
	1,000	TICP CLO X Ltd., Ser. 2018-10A, Class E, (3 month USD LIBOR + 5.50%), 8.26%, due 4/20/31	913	(c)(l)
	505	Toyota Auto Receivables Owner Trust, Ser. 2017-B, Class A2A, 1.46%, due 1/15/20	505
	1,300	Trestles CLO II Ltd., Ser. 2018-2A Class D, (3 month USD LIBOR + 5.75%), 8.08%, due 7/25/31	1,215	(c)(l)
	1,200	Trestles CLO Ltd., Ser. 2017-1A, Class D, (3 month USD LIBOR + 6.68%), 9.45%, due 7/25/29	1,139	(c)(l)
	9,800	Verizon Owner Trust, Ser. 2017-1A, Class A, 2.06%, due 9/20/21	9,751	(l)
		Voya CLO Ltd.
	250	Ser. 2018-3A, Class E, (3 month USD LIBOR + 5.75%), 8.21%, due 10/15/31	234	(c)(l)
	350	Ser. 2016-3A, Class DR, (3 month USD LIBOR + 6.08%), 8.86%, due 10/18/31	331	(c)(l)
	36,265	World Omni Auto Receivables Trust, Ser. 2019-A, Class A3, 3.04%, due 5/15/24	36,383
	1,550	York CLO-2 Ltd., Ser. 2015-1A, Class DR, (3 month USD LIBOR + 2.60%), 5.36%, due 1/22/31	1,490	(c)(l)

		Total Asset-Backed Securities (Cost $248,277)	255,048

Foreign Government Securities 9.2%
	2,300	1MDB Global Investments Ltd., 4.40%, due 3/9/23	2,141	(n)(r)
	270	Abu Dhabi Government International Bond, 2.50%, due 10/11/22	265	(r)
		Angolan Government International Bond
	610	9.38%, due 5/8/48	643	(r)
	1,714	9.38%, due 5/8/48	1,808	(r)
		Argentine Republic Government International Bond
	830	6.88%, due 4/22/21	792	(n)
EUR	610	3.88%, due 1/15/22	626	(r)
	$202	4.63%, due 1/11/23	173	(n)
EUR	650	3.38%, due 1/15/23	631
EUR	3,619	7.82%, due 12/31/33	3,758	(n)
EUR	14,930	2.26%, due 12/31/38	10,159	(n)(u)
EUR	1,570	Banque Centrale de Tunisie International Bond, 5.63%, due 2/17/24	1,666	(r)
	$1,390	Bermuda Government International Bond, 4.75%, due 2/15/29	1,442	(r)
		Brazil Notas do Tesouro Nacional
BRL	7,036	Ser. F, 10.00%, due 1/1/23	2,047
BRL	14,222	Ser. F, 10.00%, due 1/1/29	4,178
	$1,500	Brazilian Government International Bond, 5.63%, due 2/21/47	1,491	(n)
		Colombia Government International Bond
	1,445	4.00%, due 2/26/24	1,464	(n)
	1,000	3.88%, due 4/25/27	987
	241	4.50%, due 3/15/29	247
	505	5.20%, due 5/15/49	522
		Colombian TES
COP	5,030,500	Ser. B, 6.25%, due 11/26/25	1,613
COP	15,473,600	Ser. B, 6.00%, due 4/28/28	4,762
		Costa Rica Government International Bond
	$535	7.00%, due 4/4/44	478	(r)
	4,911	7.16%, due 3/12/45	4,438	(r)
		Croatia Government International Bond
	2,040	6.38%, due 3/24/21	2,152	(r)
EUR	5,840	3.00%, due 3/20/27	7,202	(n)(r)
EUR	1,394	2.75%, due 1/27/30	1,641	(r)
	$756	Development Bank of Mongolia LLC, 7.25%, due 10/23/23	756	(l)
		Dominican Republic International Bond
	2,100	5.88%, due 4/18/24	2,176	(l)
	1,500	6.88%, due 1/29/26	1,620	(l)
	850	6.00%, due 7/19/28	875	(r)
		Egypt Government International Bond
	430	6.13%, due 1/31/22	429	(r)
	213	5.58%, due 2/21/23	207	(r)
EUR	287	4.75%, due 4/16/26	307	(r)
EUR	257	5.63%, due 4/16/30	266	(r)
	$2,900	8.50%, due 1/31/47	2,790	(r)
	2,418	7.90%, due 2/21/48	2,227	(r)
		Export Credit Bank of Turkey
	530	5.88%, due 4/24/19	530	(r)
	1,520	5.38%, due 2/8/21	1,488	(r)
	600	5.38%, due 10/24/23	560	(r)
	604	8.25%, due 1/24/24	624	(l)
	720	Export-Import Bank of Korea, (3 month USD LIBOR + 0.88%), 3.65%, due 1/25/22	723	(c)
		Ghana Government International Bond
	2,690	10.75%, due 10/14/30	3,165	(r)
	3,485	8.63%, due 6/16/49	3,239	(r)
	2,700	Hungary Government International Bond, 7.63%, due 3/29/41	3,888
		Indonesia Government International Bond
	4,100	3.70%, due 1/8/22	4,118	(l)
	1,000	4.35%, due 1/8/27	1,009	(l)
EUR	1,616	3.75%, due 6/14/28	2,086	(n)(r)
	$1,250	5.13%, due 1/15/45	1,296	(r)
IDR	168,000,000	Indonesia Treasury Bond, 6.13%, due 5/15/28	10,412
		Ivory Coast Government International Bond
EUR	1,750	5.13%, due 6/15/25	1,979	(r)
EUR	221	5.25%, due 3/22/30	234	(r)
	$11,357	5.75%, due 12/31/32	10,460	(r)(u)
EUR	674	6.63%, due 3/22/48	688	(r)
EUR	413	Kazakhstan Government International Bond, 1.55%, due 11/9/23	481	(r)
	$507	Kenya Government International Bond, 8.25%, due 2/28/48	488	(r)
	450	Korea Housing Finance Corp., 3.00%, due 10/31/22	443	(l)
	250	Kuwait International Government Bond, 2.75%, due 3/20/22	247	(r)
		Mexican Bonos
MXN	33,540	Ser. M20, 10.00%, due 12/5/24	1,893
MXN	91,759	Ser. M20, 7.50%, due 6/3/27	4,528
		Mexico Government International Bond
	$851	4.50%, due 4/22/29	854
	2,100	4.35%, due 1/15/47	1,869
	6,160	5.75%, due 10/12/10	6,046
		Mongolia Government International Bond
	230	10.88%, due 4/6/21	255	(r)
	1,160	5.63%, due 5/1/23	1,137	(r)
	1,550	8.75%, due 3/9/24	1,698	(r)
EUR	348	Montenegro Government International Bond, 3.38%, due 4/21/25	401	(r)
		Morocco Government International Bond
	$3,710	4.25%, due 12/11/22	3,746	(l)
	1,000	5.50%, due 12/11/42	1,044	(l)
		Namibia International Bonds
	250	5.50%, due 11/3/21	252	(r)
	2,600	5.25%, due 10/29/25	2,479	(l)
		Nigeria Government International Bond
	600	5.63%, due 6/27/22	600
	240	7.63%, due 11/21/25	249	(r)
	1,310	6.50%, due 11/28/27	1,252	(r)
	1,041	7.14%, due 2/23/30	1,000	(r)
	542	8.75%, due 1/21/31	573	(r)
	3,230	7.88%, due 2/16/32	3,208	(r)
	200	9.25%, due 1/21/49	212	(r)
		Oman Government International Bond
	220	3.63%, due 6/15/21	212	(r)
	2,100	3.88%, due 3/8/22	2,005	(l)
	406	4.13%, due 1/17/23	383	(r)
	1,000	5.38%, due 3/8/27	904	(l)
	1,000	6.50%, due 3/8/47	838	(l)
	1,766	6.75%, due 1/17/48	1,505	(r)
	300	6.75%, due 1/17/48	256	(r)
		Panama Government International Bond
	2,100	3.75%, due 3/16/25	2,130
	1,000	4.50%, due 5/15/47	1,016
	206	Papua New Guinea Government International Bond, 8.38%, due 10/4/28	220	(r)
		Paraguay Government International Bond
	2,100	4.70%, due 3/27/27	2,142	(l)
	3,690	6.10%, due 8/11/44	4,022	(r)
		Qatar Government International Bond
	405	2.38%, due 6/2/21	397	(l)
	2,140	2.38%, due 6/2/21	2,100	(r)
	200	4.50%, due 1/20/22	207	(r)
	670	3.88%, due 4/23/23	683	(r)
	1,000	3.25%, due 6/2/26	979	(l)
	544	4.50%, due 4/23/28	575	(r)
	1,000	4.63%, due 6/2/46	1,030	(l)
	357	5.10%, due 4/23/48	383	(r)
	2,170	5.10%, due 4/23/48	2,328	(r)
	260	Republic of Armenia International Bond, 6.00%, due 9/30/20	266	(r)
	5,870	Republic of Azerbaijan International Bond, 4.75%, due 3/18/24	5,960	(r)
		Republic of South Africa Government Bond
ZAR	44,413	10.50%, due 12/21/26	3,703
ZAR	21,986	9.00%, due 1/31/40	1,567
		Republic of South Africa Government International Bond
	$660	4.67%, due 1/17/24	662
	4,110	4.88%, due 4/14/26	4,068
	1,000	4.30%, due 10/12/28	932
	1,253	5.88%, due 6/22/30	1,286
	1,000	5.00%, due 10/12/46	897
		Russian Federal Bond - OFZ
RUB	373,045	7.05%, due 1/19/28	5,371
RUB	161,924	7.70%, due 3/23/33	2,403
	$508	Russian Federation Bond, 7.50%, due 3/31/30	563	(r)(u)
		Saudi Government International Bond
	1,000	2.38%, due 10/26/21	972	(r)
	521	4.50%, due 4/17/30	531	(r)
	1,000	4.50%, due 4/17/30	1,020	(r)
	2,600	Serbia International Bond, 4.88%, due 2/25/20	2,632	(l)
		Sri Lanka Government International Bond
	420	6.25%, due 7/27/21	422	(r)
	640	5.75%, due 1/18/22	632	(r)
	419	5.75%, due 4/18/23	405	(r)
	2,249	6.20%, due 5/11/27	2,095	(r)
	4,908	6.75%, due 4/18/28	4,706	(r)
	3,100	Trinidad & Tobago Government International Bond, 4.50%, due 8/4/26	2,883	(l)
TRY	35,364	Turkey Government Bond, 12.40%, due 3/8/28	6,336
		Turkey Government International Bond
	$450	7.00%, due 3/11/19	451
	550	7.50%, due 11/7/19	561
	760	5.63%, due 3/30/21	768
	883	7.25%, due 12/23/23	926
	200	5.75%, due 3/22/24	197
EUR	667	4.63%, due 3/31/25	767
EUR	1,038	5.20%, due 2/16/26	1,219
	$5,198	6.13%, due 10/24/28	4,980
	1,272	7.63%, due 4/26/29	1,336
	4,278	6.00%, due 1/14/41	3,786
		Ukraine Government International Bond
	420	7.75%, due 9/1/20	416	(r)
	1,940	7.75%, due 9/1/27	1,749	(r)
	400	Ukreximbank Via Biz Finance PLC, 9.63%, due 4/27/22	399	(r)
		Uruguay Government International Bond
	345	4.38%, due 1/23/31	353
	2,000	5.10%, due 6/18/50	2,062
	424	Venezuela Government International Bond, 8.25%, due 10/13/24	132	(r)(u)
	500	Zambia Government International Bond, 8.97%, due 7/30/27	411	(r)
	1,120	ZAR Sovereign Capital Fund Pty Ltd., 3.90%, due 6/24/20	1,114	(r)

		Total Foreign Government Securities (Cost $258,278)	246,687

Developed Markets Ex- U.S. 0.0%(a)

Regional (province) 0.0%(a)
	200	Provincia de Cordoba, 7.13%, due 6/10/21 (Cost $215)	188	(r)

NUMBER OF SHARES

Short-Term Investments 0.6%

Investment Companies 0.6%

	15,992,537	State Street Institutional U.S. Government Money Market Fund Premier Class, 2.32%(w) (Cost $15,993)	15,993	(n)

		Total Investments 126.4% (Cost $3,426,617)	3,380,879

		Liabilities Less Other Assets (26.4)%	(706,642)	(x)

		Net Assets 100.0%	$2,674,237

(a)	Represents less than 0.05% of net assets.
(b)	Principal amount is stated in the currency in which the security is denominated.
(c)	Variable or floating rate security. The interest rate shown was the current rate as of January 31, 2019 and changes periodically.
(d)	All or a portion of this security had not settled as of January 31, 2019 and thus may not have an interest rate in effect. Interest rates do not take effect until settlement.
(e)	All or a portion of this security was purchased on a delayed delivery basis.
(f)	Illiquid security.
(g)
The stated interest rate represents the weighted average interest rate at January 31, 2019 of the underlying contracts within the Loan Assignment. Interest rates on the underlying contracts are primarily determined by reference to the indicated base lending rate and spread, which are indicated in the security description, and the reset period, which is generally weekly, monthly or quarterly.

(h)	Value determined using significant unobservable inputs.
(i)	Rate shown was the discount rate at the date of purchase.
(j)	All or a portion of the security is pledged as collateral for futures.
(k)	Index-linked bond whose principal amount adjusts according to a government retail price index.
(l)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2019, these securities amounted to approximately $352,913,000, which represents 13.2% of net assets of the Fund. Securities denoted with (l) but without (f) have been deemed by the investment manager to be liquid.

(m)
Variable or floating rate security where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of January 31, 2019.

(n)
All or a portion of this security is segregated in connection with obligations for to be announced securities, when-issued securities, futures, forward foreign currency contracts and/or delayed delivery securities with a total value of approximately $1,057,169,000.

(o)
Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(p)
TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total value of all such securities (excluding forward sales contracts, if any) at January 31, 2019, amounted to approximately $735,773,000, which represents 27.5% of net assets of the Fund.

(q)	When-issued security. Total value of all such securities at January 31, 2019, amounted to approximately $4,680,000, which represents 0.2% of net assets of the Fund.
(r)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933 as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at January 31, 2019 amounted to approximately $413,822,000, which represents 15.5% of net assets of the Fund.

(s)	Perpetual Bond Security. The rate reflected was the rate in effect on January 31, 2019. The maturity date reflects the next call date.
(t)	Payment-in-kind (PIK) security.
(u)
Step Bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of January 31, 2019.

(v)	Defaulted security.
(w)	Represents 7-day effective yield as of January 31, 2019.
(x)	Includes the impact of the Fund's open positions in derivatives at January 31, 2019.

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund
(Unaudited) (cont’d)

Derivative Instruments

Futures contracts ("futures")

At January 31, 2019, open positions in futures for the Fund were as follows:

Long Futures:
Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
3/2019	4	Australian Dollar	$290,800	$2,233
3/2019	25	Canadian Dollar	1,906,125	36,125
3/2019	21	Pound Sterling	1,724,756	72,713
3/2019	3,082	U.S. Treasury Note, 2 Year	654,395,284	4,141,444
3/2019	566	U.S. Treasury Note, 5 Year	65,010,406	973,547
3/2019	117	U.S. Treasury Note, 10 Year	14,328,844	392,001
Total Long Positions			$737,656,215	$5,618,063

Short Futures:
Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
3/2019	668	Euro-Bobl	$(101,637,281)	$(530,192)
3/2019	114	Euro-Bund	(21,617,342)	(396,309)
3/2019	29	Euro-Buxl Bond, 30 Year	(6,169,323)	(290,111)
3/2019	565	Euro-OAT	(98,893,172)	(1,319,203)
3/2019	23	Euro	(3,302,369)	(21,557)
3/2019	175	United Kingdom Long Gilt Bond	(28,353,825)	(284,629)
3/2019	593	U.S. Treasury Long Bond	(86,985,688)	(3,784,120)
3/2019	514	U.S. Treasury Note, 10 Year	(62,948,938)	(1,492,837)
3/2019	1,003	U.S. Treasury Ultra Long Bond	(161,608,375)	(8,246,204)
3/2019	2,781	U.S. Treasury Ultra Note, 10 Year	(363,441,938)	(12,330,285)
Total Short Positions			$(934,958,251)	$(28,695,447)
Total Futures				$(23,077,384)

At January  31, 2019, the Fund had $21,522,223 deposited in a segregated account to cover margin requirements on open futures.The Fund had securities pledged in the amount of $11,973,746 to cover collateral requirements on open futures.

Forward foreign currency contracts ("forward contracts")

At January 31, 2019, open forward contracts for the Fund were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
30,412,495	ARS	770,912	USD	GSI	3/15/2019	$11,549
10,103,384	BRL	2,721,230	USD	GSI	4/15/2019	35,663
847,390	BRL	226,957	USD	GSI	4/15/2019	4,269
1,081,088	BRL	284,357	USD	JPM	4/15/2019	10,638
9,188,311	CNY	1,361,326	USD	JPM	4/15/2019	8,510
4,607,785	CNY	666,158	USD	JPM	10/18/2019	18,938
1,738,553,391	COP	554,039	USD	GSI	2/15/2019	5,619
676,773,498	COP	213,443	USD	GSI	2/15/2019	4,417
459,297,187	COP	144,760	USD	GSI	2/15/2019	3,092
7,568,765,445	COP	2,384,877	USD	JPM	2/15/2019	51,589
799,944	EUR	20,755,633	CZK	JPM	3/22/2019	4,327
57,260,633	USD	369,703,275	DKK	GSI	4/16/2019	208,208
29,380,760	CZK	1,141,317	EUR	GSI	3/22/2019	4,162
1,789,547	EUR	2,044,222	USD	JPM	2/5/2019	4,264
237,205	EUR	269,644	USD	JPM	2/5/2019	1,883
144,337	EUR	164,547	USD	JPM	2/5/2019	674
160,990	EUR	184,232	USD	JPM	3/5/2019	488
144,337	EUR	165,413	USD	JPM	3/5/2019	199
2,660,478	EUR	3,059,510	USD	GSI	4/16/2019	4,440
780,741	EUR	897,653	USD	GSI	4/16/2019	1,490
5,913,853	RON	1,259,717	EUR	GSI	3/7/2019	17,711
1,937,700	RON	412,781	EUR	GSI	3/7/2019	5,836
550,926	RON	117,373	EUR	JPM	3/7/2019	1,673
269,177	USD	233,092	EUR	JPM	2/5/2019	2,358
665,669	USD	580,626	EUR	JPM	2/5/2019	1,029
159,955	USD	139,435	EUR	JPM	2/5/2019	344
15,395,541	USD	13,390,000	EUR	JPM	3/5/2019	31,826
25,992,602	USD	22,481,469	EUR	GSI	4/16/2019	101,732
24,383,607	USD	21,089,820	EUR	GSI	4/16/2019	95,435
550,452	USD	473,465	EUR	GSI	4/16/2019	5,185
570,799	USD	493,693	EUR	GSI	4/16/2019	2,236
485,008	USD	419,491	EUR	GSI	4/16/2019	1,900
472,470	USD	409,448	EUR	GSI	4/16/2019	928
17,387,683	USD	15,019,422	EUR	JPM	5/3/2019	65,674
17,387,683	USD	15,019,422	EUR	JPM	5/3/2019	65,674
826,685	USD	714,088	EUR	JPM	5/3/2019	3,122
826,685	USD	714,088	EUR	JPM	5/3/2019	3,122
2,642,716	EUR	2,394,501	GBP	GSI	4/16/2019	108,637
2,310,678	GBP	2,932,413	USD	GSI	4/16/2019	109,373
404,503	EUR	128,958,883	HUF	GSI	3/22/2019	3,954
1,189,420	EUR	381,600,146	HUF	JPM	3/22/2019	20,362
238,452	EUR	75,990,270	HUF	JPM	4/30/2019	2,120
100,816	EUR	32,046,628	HUF	JPM	4/30/2019	598
18,447,668,742	IDR	1,310,018	USD	GSI	2/4/2019	10,266
1,966,939,169	IDR	133,497	USD	GSI	2/4/2019	7,276
2,016,664,656	IDR	141,322	USD	GSI	2/4/2019	3,009
1,496,819,685	IDR	105,573	USD	GSI	2/4/2019	1,553
1,685,917,350	IDR	119,807	USD	GSI	2/4/2019	853
984,061,649	IDR	69,930	USD	GSI	2/4/2019	498
21,258,113,253	IDR	1,510,668	USD	JPM	2/4/2019	10,758
21,258,113,253	IDR	1,494,419	USD	JPM	4/15/2019	19,541
4,469,714,888	IDR	314,215	USD	JPM	4/15/2019	4,109
1,352,300	USD	96,374,356	INR	GSI	4/15/2019	6,034
22,147,709	MXN	1,085,108	USD	GSI	4/3/2019	63,081
9,918,324	MXN	476,894	USD	GSI	4/3/2019	37,295
17,366,070	MXN	870,049	USD	GSI	4/3/2019	30,249
14,185,063	MXN	720,462	USD	GSI	4/3/2019	14,924
15,126,433	MXN	769,283	USD	GSI	4/3/2019	14,907
4,270,630	MXN	212,532	USD	GSI	4/3/2019	8,867
2,223,503	MXN	107,359	USD	GSI	4/3/2019	7,912
2,105,267	MXN	102,569	USD	GSI	4/3/2019	6,573
3,655,384	MXN	187,414	USD	GSI	4/3/2019	2,090
3,078,331	MXN	157,531	USD	GSI	4/3/2019	2,057
20,957,814	MXN	1,007,412	USD	JPM	4/3/2019	79,090
17,859,347	MXN	922,930	USD	JPM	4/3/2019	2,941
271,300	USD	5,224,585	MXN	GSI	4/3/2019	445
416,108	USD	7,984,843	MXN	JPM	4/3/2019	2,155
4,334,780	PEN	1,276,550	USD	JPM	3/5/2019	24,946
1,515,853	PEN	451,214	USD	JPM	3/5/2019	3,913
380,481	PEN	113,286	USD	JPM	3/5/2019	952
1,292,053	PEN	387,678	USD	JPM	3/5/2019	255
1,113,447	EUR	4,775,270	PLN	GSI	2/7/2019	8,201
51,009,384	RUB	759,160	USD	GSI	3/6/2019	17,717
29,227,818	RUB	435,562	USD	GSI	3/6/2019	9,580
20,116,563	RUB	300,004	USD	GSI	3/6/2019	6,373
27,085,352	RUB	407,918	USD	GSI	3/6/2019	4,595
23,964,772	RUB	361,278	USD	GSI	3/6/2019	3,708
10,026,718	RUB	145,630	USD	JPM	3/6/2019	7,078
22,883,678	RUB	341,997	USD	JPM	3/6/2019	6,523
67,025,180	THB	2,105,265	USD	JPM	3/11/2019	41,868
15,649,463	TRY	2,816,494	USD	GSI	3/11/2019	148,800
435,241	TRY	76,823	USD	GSI	3/11/2019	5,647
3,792,894	TRY	682,095	USD	JPM	3/11/2019	36,591
1,997,914	TRY	356,992	USD	JPM	3/11/2019	21,577
2,139,634	TRY	395,835	USD	JPM	3/11/2019	9,588
648,177	TRY	115,573	USD	JPM	3/11/2019	7,245
726,627	TRY	130,823	USD	JPM	3/11/2019	6,860
1,625,445	TRY	301,140	USD	JPM	3/11/2019	6,852
28,980,295	ZAR	2,015,736	USD	GSI	2/11/2019	167,472
14,923,829	ZAR	1,082,449	USD	GSI	2/11/2019	41,826
3,164,332	ZAR	217,800	USD	GSI	2/11/2019	20,583
4,899,004	ZAR	355,389	USD	GSI	2/11/2019	13,673
1,717,683	ZAR	118,607	USD	JPM	2/11/2019	10,793

Total unrealized appreciation						$2,004,947

362,725	USD	1,357,753	BRL	GSI	4/15/2019	(7,763)
90,143	USD	631,210	CNY	JPM	10/18/2019	(3,707)
568,137	USD	3,976,575	CNY	JPM	10/18/2019	(23,109)
134,696	USD	424,713,876	COP	GSI	2/15/2019	(2,024)
318,614	EUR	8,227,593	CZK	JPM	3/22/2019	(25)
93,325	EUR	107,260	USD	JPM	2/5/2019	(431)
464,838	EUR	533,308	USD	JPM	2/5/2019	(1,210)
15,019,422	EUR	17,259,569	USD	JPM	2/6/2019	(65,471)
15,019,422	EUR	17,259,569	USD	JPM	2/6/2019	(65,471)
143,922	EUR	165,660	USD	GSI	3/5/2019	(524)
9,369,570	HUF	29,407	EUR	JPM	4/30/2019	(255)
655,880	PLN	152,222	EUR	GSI	2/7/2019	(1,938)
1,916,769	PLN	445,983	EUR	JPM	2/7/2019	(4,377)
2,202,621	PLN	511,645	EUR	JPM	2/7/2019	(6,001)
4,775,270	PLN	1,107,800	EUR	GSI	5/7/2019	(8,204)
165,025	USD	144,337	EUR	JPM	2/5/2019	(197)
270,535	USD	238,343	EUR	JPM	2/5/2019	(2,295)
545,062	USD	479,608	EUR	JPM	2/5/2019	(3,943)
1,041,549	USD	913,811	EUR	JPM	2/5/2019	(4,486)
16,555,725	USD	14,551,000	EUR	GSI	2/6/2019	(102,128)
137,828	USD	120,209	EUR	JPM	3/5/2019	(100)
1,308,300	USD	1,140,395	EUR	JPM	3/5/2019	(192)
2,049,051	USD	1,789,547	EUR	JPM	3/5/2019	(4,279)
466,839	USD	405,897	EUR	GSI	4/16/2019	(614)
449,106	USD	392,323	EUR	GSI	4/16/2019	(2,714)
556,090	USD	485,897	EUR	GSI	4/16/2019	(3,495)
16,946,129	USD	14,735,956	EUR	GSI	4/16/2019	(24,592)
54,789,337	USD	47,643,523	EUR	GSI	4/16/2019	(79,509)
26,540	USD	20,691	GBP	GSI	4/16/2019	(698)
35,765	USD	27,720	GBP	GSI	4/16/2019	(726)
100,365	USD	77,914	GBP	GSI	4/16/2019	(2,201)
340,628	USD	263,874	GBP	GSI	4/16/2019	(6,736)
457,426	USD	353,416	GBP	GSI	4/16/2019	(7,812)
2,158,431	USD	1,700,798	GBP	GSI	4/16/2019	(80,505)
9,067,578	USD	7,065,691	GBP	GSI	4/16/2019	(233,725)
14,209,689	USD	11,196,931	GBP	GSI	4/16/2019	(529,994)
21,967,339	USD	17,117,518	GBP	GSI	4/16/2019	(566,229)
106,369	USD	1,496,819,685	IDR	GSI	2/4/2019	(757)
139,777	USD	1,966,939,169	IDR	GSI	2/4/2019	(995)
143,310	USD	2,016,664,656	IDR	GSI	2/4/2019	(1,021)
67,342	USD	984,061,649	IDR	GSI	2/4/2019	(3,087)
116,206	USD	1,685,917,350	IDR	GSI	2/4/2019	(4,454)
1,310,949	USD	18,447,668,742	IDR	GSI	2/4/2019	(9,335)
1,508,738	USD	21,258,113,253	IDR	JPM	2/4/2019	(12,688)
527,391	USD	57,476,472	JPY	GSI	3/18/2019	(2,083)
1,354,301	USD	1,508,103,995	KRW	GSI	4/15/2019	(4,187)
2,045,034	MXN	107,438	USD	GSI	4/3/2019	(1,419)
7,879,591	MXN	412,702	USD	JPM	4/3/2019	(4,205)
1,608,199	USD	31,033,563	MXN	GSI	4/3/2019	(653)
108,561	USD	2,139,842	MXN	GSI	4/3/2019	(2,373)
148,407	USD	2,959,444	MXN	GSI	4/3/2019	(5,017)
276,542	USD	5,448,408	MXN	GSI	4/3/2019	(5,916)
99,210	USD	2,047,055	MXN	GSI	4/3/2019	(6,914)
183,725	USD	3,725,825	MXN	GSI	4/3/2019	(9,431)
876,226	USD	17,254,143	MXN	GSI	4/3/2019	(18,269)
359,057	USD	7,325,206	MXN	GSI	4/3/2019	(20,699)
924,620	USD	18,806,720	MXN	GSI	4/3/2019	(50,365)
184,732	USD	3,633,716	MXN	JPM	4/3/2019	(3,648)
1,109,781	USD	22,101,063	MXN	JPM	4/3/2019	(35,990)
669,928	EUR	3,147,447	RON	GSI	3/7/2019	(8,837)
1,119,109	EUR	5,255,032	RON	GSI	3/7/2019	(15,426)
103,621	USD	6,944,719	RUB	GSI	3/6/2019	(2,148)
1,268,569	USD	86,026,649	RUB	GSI	3/6/2019	(41,624)
1,500,714	USD	102,162,353	RUB	GSI	3/6/2019	(55,227)
755,465	USD	23,814,213	THB	JPM	3/11/2019	(7,417)
341,463	USD	1,910,804	TRY	GSI	3/11/2019	(20,601)
449,850	USD	2,567,644	TRY	GSI	3/11/2019	(36,673)
117,625	USD	640,119	TRY	JPM	3/11/2019	(3,666)
326,252	USD	1,798,909	TRY	JPM	3/11/2019	(14,609)
269,133	USD	1,506,460	TRY	JPM	3/11/2019	(16,314)
536,400	USD	3,049,860	TRY	JPM	3/11/2019	(41,494)
696,206	USD	9,306,495	ZAR	GSI	2/11/2019	(4,893)
267,622	USD	3,750,242	ZAR	JPM	2/11/2019	(14,900)
279,585	USD	3,947,262	ZAR	JPM	2/11/2019	(17,779)
694,313	USD	9,674,179	ZAR	JPM	2/11/2019	(34,484)
1,126,666	USD	15,801,564	ZAR	JPM	2/11/2019	(63,733)

Total unrealized depreciation						$(2,451,011)

Total net unrealized depreciation						$(446,064)
At January  31, 2019, the Fund had cash collateral of $60,000 deposited in a segregated account for Goldman Sachs International and received cash collateral of $100,000 from JPMorgan Chase Bank N.A., respectively, to cover collateral requirements on over-the-counter derivatives.

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of January 31, 2019:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3(b)	Total
Investments:
Common Stock(a)	$53	$—	$—	$53
Loan Assignments
Steel	—	—	639	639
Other Loan Assignments(a)	—	41,480	—	41,480
Total Loan Assignments	—	41,480	639	42,119
U.S. Treasury Obligations	—	470,714	—	470,714
U.S. Government Agency Securities	—	2,682	—	2,682
Mortgage-Backed Securities(a)	—	974,851	—	974,851
Corporate Bonds(a)	—	1,345,679	—	1,345,679
Municipal Notes(a)	—	26,865	—	26,865
Asset-Backed Securities	—	255,048	—	255,048
Foreign Government Securities	—	246,687	—	246,687
Developed Markets Ex- U.S.(a)	—	188	—	188
Short-Term Investments	—	15,993	—	15,993
Total Investments	$53	$3,380,187	$639	$3,380,879

(a)	The Schedule of Investments provides information on the industry, state/territory or sector categorization for the portfolio.

(b)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

	Beginning balance, as of 11/1/2018	Accrued discounts/ (premiums)	Realized gain/ (loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 1/31/2019	Net change in unrealized appreciation/ (depreciation) from investments still held as of 1/31/2019
Investments in Securities:
(000’s omitted)
Loan Assignments(c)
Building & Development	$434	$-	$(11)	$-	$-	$(423)	$-	$-	$-	$-
Business Equipment & Services	621	-	-	-	-	-	-	(621)	-	-
Chemicals & Plastics	70	-	-	-	-	(70)	-	-	-	-
Electronics - Electrical	175	-	(1)	(1)	-	(173)	-	-	-	-
Food Products	209	-	-	-	-	(209)	-	-	-	-
Food Service	459	-	(6)	-	-	(453)	-	-	-	-
Health Care	103	-	(6)	1	-	(98)	-	-	-	-
Oil & Gas	511	-	(24)	1	-	(488)	-	-	-	-
Steel	1,195	-	(16)	(7)	-	(533)	-	-	639	(6)
Total	$3,777	$-	$(64)	$(6)	$-	$(2,447)	$-	$(621)	$639	$(6)

(c)
Securities categorized as Level 3 are valued based on a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's derivatives as of January 31, 2019:

Other Financial Instruments
(000's omitted)	Level 1	Level 2	Level 3	Total
Futures(a)
Assets	$5,618	$—	$—	$5,618
Liabilities	(28,695)	—	—	(28,695)
Forward Contracts(a)
Assets	—	2,005	—	2,005
Liabilities	—	(2,451)	—	(2,451)
Total	$(23,077)	$(446)	$—	$(23,523)

(a)	Futures and forward contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

^	A balance indicated with a "-", either reflects a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Unconstrained Bond Fund^
(Unaudited) January 31, 2019

PRINCIPAL AMOUNT(a)			VALUE†
(000's omitted)			(000's omitted)

U.S. Treasury Obligations 11.5%
	$1,450	U.S. Treasury Bill, 2.33%, due 2/28/19	$1,448	(b)(c)
		U.S. Treasury Inflation-Indexed Bonds (d)
	676	0.25%, due 1/15/25	658
	3,803	2.00%, due 1/15/26	4,129
	2,538	3.88%, due 4/15/29	3,292

		Total U.S. Treasury Obligations (Cost $9,544)	9,527

Mortgage-Backed Securities 10.4%

Collateralized Mortgage Obligations 8.0%
		Fannie Mae Connecticut Avenue Securities
	575	Ser. 2017-C02, Class 2M2, (1 month USD LIBOR + 3.65%), 6.16%, due 9/25/29	620	(e)
	635	Ser. 2017-C03, Class 1M2, (1 month USD LIBOR + 3.00%), 5.51%, due 10/25/29	672	(e)
	631	Ser. 2017-C04, Class 2M2, (1 month USD LIBOR + 2.85%), 5.36%, due 11/25/29	653	(e)
	715	Ser. 2017-C05, Class 1M2, (1 month USD LIBOR + 2.20%), 4.71%, due 1/25/30	728	(e)
	620	Ser. 2017-C06, Class 1M2, (1 month USD LIBOR + 2.65%), 5.16%, due 2/25/30	641	(e)
	640	Ser. 2017-C06, Class 2M2, (1 month USD LIBOR + 2.80%), 5.31%, due 2/25/30	659	(e)
	630	Ser. 2017-C07, Class 2M2, (1 month USD LIBOR + 2.50%), 5.01%, due 5/25/30	641	(e)
		Freddie Mac Structured Agency Credit Risk Debt Notes
	850	Ser. 2017-DNA2, Class M2, (1 month USD LIBOR + 3.45%), 5.96%, due 10/25/29	917	(e)
	600	Ser. 2017-HQA2, Class M2, (1 month USD LIBOR + 2.65%), 5.16%, due 12/25/29	619	(e)
	520	Ser. 2018-HQA1, Class M2, (1 month USD LIBOR + 2.30%), 4.81%, due 9/25/30	516	(e)
			6,666
Commercial Mortgage-Backed 0.4%
	956	Citigroup Commercial Mortgage Trust, Ser. 2015-GC27, Class XA, 1.38%, due 2/10/48	61	(f)(g)
		Commercial Mortgage Trust
	770	Ser. 2014-CR16, Class XA, 1.09%, due 4/10/47	29	(f)(g)
	905	Ser. 2014-LC15, Class XA, 1.24%, due 4/10/47	35	(f)(g)
	794	Morgan Stanley Bank of America Merrill Lynch Trust, Ser. 2014-C16, Class XA, 1.12%, due 6/15/47	30	(f)(g)
		WF-RBS Commercial Mortgage Trust
	919	Ser. 2014-LC14, Class XA, 1.27%, due 3/15/47	42	(f)(g)
	4,065	Ser. 2014-C21, Class XA, 1.07%, due 8/15/47	170	(f)(g)
			367
Fannie Mae 1.3%
	1,035	Pass-Through Certificates, 4.00%, TBA, 30 Year Maturity	1,059	(h)

Freddie Mac 0.7%
	555	Pass-Through Certificates, 4.00%, TBA, 30 Year Maturity	568	(h)

		Total Mortgage-Backed Securities (Cost $8,678)	8,660

Corporate Bonds 46.5%

Aerospace & Defense 0.2%
EUR	127	Leonardo-Finmeccanica SpA, 4.50%, due 1/19/21	156

Agriculture 0.4%
GBP	265	BAT Capital Corp., 2.13%, due 8/15/25	330	(i)

Airlines 0.2%
	$174	American Airlines, Inc., 4.38%, due 10/1/22	173

Apparel 0.4%
EUR	200	Levi Strauss & Co., 3.38%, due 3/15/27	235
EUR	100	PVH Corp., 3.63%, due 7/15/24	123	(i)
			358
Auto Manufacturers 1.4%
EUR	162	Fiat Chrysler Automobiles NV, 3.75%, due 3/29/24	197	(i)
EUR	455	Volkswagen Bank GmbH, 1.25%, due 12/15/25	492	(i)
EUR	400	Volkswagen Int'l Finance NV, (7 year EUR Swap + 2.20%), 2.50%, due 3/20/22	451	(e)(i)(j)
			1,140
Auto Parts & Equipment 0.9%
EUR	100	Goodyear Dunlop Tires Europe BV, 3.75%, due 12/15/23	115	(i)
EUR	250	LKQ Italia Bondco SpA, 3.88%, due 4/1/24	296	(i)
EUR	100	Schaeffler Finance BV, 3.50%, due 5/15/22	116	(i)
EUR	182	Tenneco, Inc., 4.88%, due 4/15/22	213	(i)
			740
Banks 4.8%
	$590	Barclays PLC, 4.34%, due 1/10/28	568	(k)
GBP	200	CYBG PLC, (6 month GBP LIBOR + 2.29%), 3.13%, due 6/22/25	245	(e)(i)
GBP	200	Deutsche Bank AG, 1.88%, due 2/28/20	260	(i)(k)
	$790	HSBC Holdings PLC, (5 year USD ICE Swap + 3.75%), 6.00%, due 5/22/27	760	(e)(j)(k)
EUR	750	Lloyds Banking Group PLC, 1.00%, due 11/9/23	845	(i)(k)
	$400	Morgan Stanley, Ser. H, (3 month USD LIBOR + 3.61%), 5.45%, due 7/15/19	401	(e)(j)
		Royal Bank of Scotland Group PLC
EUR	100	(3 month EURIBOR + 2.04%), 2.00%, due 3/8/23	116	(e)(i)
EUR	500	(5 year EUR Swap + 2.65%), 3.63%, due 3/25/24	573	(e)(i)(k)
	$200	TC Ziraat Bankasi AS, 5.13%, due 5/3/22	186	(i)
			3,954
Beverages 0.7%
	545	Anheuser-Busch InBev Worldwide, Inc., 4.75%, due 1/23/29	566

Building Materials 0.3%
EUR	200	CEMEX Finance LLC, 4.63%, due 6/15/24	238	(i)

Chemicals 1.5%
EUR	100	Axalta Coating Systems Dutch Holding B BV, 3.75%, due 1/15/25	114	(i)
EUR	100	Axalta Coating Systems LLC, 4.25%, due 8/15/24	117	(i)
EUR	100	CeramTec BondCo GmbH, 5.25%, due 12/15/25	111	(i)
EUR	264	Huntsman Int'l LLC, 4.25%, due 4/1/25	332
EUR	250	Ineos Group Holdings SA, 5.38%, due 8/1/24	290	(i)
EUR	200	Solvay Finance SA, (5 year EUR Swap + 5.22%), 5.87%, due 6/3/24	255	(e)(i)(j)
			1,219
Commercial Services 1.4%
EUR	200	Avis Budget Finance PLC, 4.50%, due 5/15/25	229	(i)
EUR	131	Blitz F18-674 GmbH, 6.00%, due 7/30/26	150	(i)
EUR	190	Europcar Mobility Group, 4.13%, due 11/15/24	213	(i)
		Hertz Holdings Netherlands BV
EUR	100	4.13%, due 10/15/21	115	(i)
EUR	100	5.50%, due 3/30/23	113	(i)
EUR	132	Intertrust Group BV, 3.38%, due 11/15/25	151	(i)
EUR	200	Loxam SAS, 6.00%, due 4/15/25	235	(i)
			1,206
Computers 1.1%
	$620	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 6.02%, due 6/15/26	648	(k)(l)
	290	HP Enterprise Co., 4.90%, due 10/15/25	303
			951
Diversified Financial Services 0.1%
GBP	100	Vantiv LLC/Vantiv Issuer Corp., 3.88%, due 11/15/25	127	(i)

Electric 4.3%
GBP	100	Drax Finco PLC, 4.25%, due 5/1/22	131	(i)
		EnBW Energie Baden-Wuerttemberg AG
EUR	100	(5 year EUR Swap + 2.34%), 3.63%, due 4/2/76	119	(e)(i)
EUR	340	(5 year EUR Swap + 3.63%), 3.38%, due 4/5/77	405	(e)(i)
	$200	Eskom Holdings SOC Ltd., 7.13%, due 2/11/25	197	(i)
GBP	200	Iberdrola Finanzas SA, 7.38%, due 1/29/24	326
GBP	470	innogy Finance BV, 5.63%, due 12/6/23	718	(i)(k)
GBP	417	NGG Finance PLC, (12 year GBP Swap + 3.48%), 5.63%, due 6/18/73	585	(e)(i)(k)
GBP	155	NWEN Finance PLC, 5.88%, due 6/21/21	207	(i)
		Orano SA
EUR	50	3.50%, due 3/22/21	60	(i)
EUR	300	3.13%, due 3/20/23	344	(i)
	$525	SSE PLC, (5 year USD Swap + 2.57%), 4.75%, due 9/16/77	499	(e)(i)
			3,591
Electrical Components & Equipment 0.4%
EUR	196	Belden, Inc., 3.38%, due 7/15/27	216	(i)
EUR	100	Energizer Gamma Acquisition BV, 4.63%, due 7/15/26	112	(i)
			328
Engineering & Construction 0.1%
EUR	100	SPIE SA, 3.13%, due 3/22/24	115	(i)

Entertainment 1.4%
GBP	200	AMC Entertainment Holdings, Inc., 6.38%, due 11/15/24	248
EUR	100	Cirsa Finance Int'l S.a.r.l, 6.25%, due 12/20/23	119	(i)
EUR	201	Codere Finance 2 Luxembourg SA, 6.75%, due 11/1/21	214	(i)
EUR	170	Int'l Game Technology PLC, 4.75%, due 2/15/23	208	(i)
		Scientific Games Int'l, Inc.
EUR	100	3.38%, due 2/15/26	107	(i)
EUR	100	5.50%, due 2/15/26	99	(i)
EUR	180	WMG Acquisition Corp., 4.13%, due 11/1/24	214	(i)
			1,209
Environmental Control 0.5%
GBP	100	Kelda Finance No 3 PLC, 5.75%, due 2/17/20	131	(i)
EUR	285	Paprec Holding SA, 4.00%, due 3/31/25	277	(i)
			408
Food 1.8%
EUR	200	Casino Guichard Perrachon SA, 4.50%, due 3/7/24	220	(i)
	$495	Conagra Brands, Inc., 4.85%, due 11/1/28	501
EUR	150	Darling Global Finance BV, 3.63%, due 5/15/26	176	(i)
EUR	215	Nomad Foods Bondco PLC, 3.25%, due 5/15/24	249	(i)
GBP	100	Premier Foods Finance PLC, 6.25%, due 10/15/23	130	(i)
GBP	146	Tesco PLC, 5.50%, due 1/13/33	223
			1,499
Food Service 0.3%
EUR	200	Aramark Int'l Finance S.a.r.l., 3.13%, due 4/1/25	234	(i)

Forest Products & Paper 0.2%
EUR	155	Smurfit Kappa Acquisitions, 2.75%, due 2/1/25	184	(i)

Gas 0.6%
		Centrica PLC
GBP	200	6.40%, due 9/4/26	335	(i)
GBP	100	4.38%, due 3/13/29	147	(i)
			482
Healthcare - Services 0.4%
EUR	265	Catalent Pharma Solutions, Inc., 4.75%, due 12/15/24	315	(i)

Holding Companies - Diversified 0.4%
GBP	100	Co-operative Group Holdings 2011 Ltd., 7.50%, due 7/8/26	144	(i)
EUR	188	ProGroup AG, 3.00%, due 3/31/26	214	(i)
			358
Home Builders 0.2%
GBP	145	Miller Homes Group Holdings PLC, 5.50%, due 10/15/24	180	(i)

Household Products - Wares 0.3%
EUR	200	Spectrum Brands, Inc., 4.00%, due 10/1/26	226	(i)

Insurance 0.6%
GBP	325	Phoenix Group Holdings, 5.75%, due 7/7/21	461	(i)

Internet 0.1%
EUR	100	Netflix, Inc., 3.63%, due 5/15/27	114

Iron - Steel 0.1%
	$100	CSN Resources SA, 6.50%, due 7/21/20	99	(i)

Leisure Time 0.3%
EUR	185	Piaggio & C SpA, 3.63%, due 4/30/25	216	(i)

Media 2.9%
EUR	115	Altice Finco SA, 4.75%, due 1/15/28	108	(i)
EUR	175	Altice Luxembourg SA, 6.25%, due 2/15/25	173	(i)
	$430	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.20%, due 3/15/28	416
EUR	300	Numericable-SFR SA, 5.63%, due 5/15/24	354	(i)
EUR	90	Telenet Finance VI Luxembourg SCA, 4.88%, due 7/15/27	111	(i)
EUR	198	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 6.25%, due 1/15/29	249	(i)
EUR	180	UPCB Finance IV Ltd., 4.00%, due 1/15/27	212	(i)
		Virgin Media Secured Finance PLC
GBP	100	5.13%, due 1/15/25	133	(i)
GBP	100	4.88%, due 1/15/27	126	(i)
GBP	325	6.25%, due 3/28/29	438	(i)
EUR	100	Ziggo Bond Co. BV, 7.13%, due 5/15/24	120	(i)
			2,440
Mining 0.5%
	$200	China Minmetals Corp., (5 year CMT + 4.72%), 3.75%, due 11/13/22	188	(e)(i)(j)
EUR	190	Constellium NV, 4.25%, due 2/15/26	210	(i)
			398
Miscellaneous Manufacturers 1.8%
EUR	300	Colfax Corp., 3.25%, due 5/15/25	331	(i)
		General Electric Co.
	$980	Ser. D, (3 month USD LIBOR + 3.33%), 5.00%, due 1/21/21	863	(e)(j)(k)
EUR	325	2.13%, due 5/17/37	309
			1,503
Multi-National 0.2%
	$200	Banque Ouest Africaine de Developpement, 5.50%, due 5/6/21	205	(i)

Oil & Gas 2.3%
	460	Apache Corp., 4.38%, due 10/15/28	449
	200	KazMunayGas National Co. JSC, 6.38%, due 10/24/48	214	(i)
		Petrobras Global Finance BV
EUR	261	4.75%, due 1/14/25	326
	$50	7.38%, due 1/17/27	54
		Petroleos de Venezuela SA
	22	6.00%, due 5/16/24	5	(i)(m)
	251	6.00%, due 11/15/26	55	(i)(m)
	363	5.38%, due 4/12/27	91	(i)(m)
		Petroleos Mexicanos
	100	5.35%, due 2/12/28	88
	16	6.50%, due 1/23/29	15
	200	6.50%, due 6/2/41	174
EUR	170	Repsol Int'l Finance BV, (10 year EUR Swap + 4.20%), 4.50%, due 3/25/75	206	(e)(i)
EUR	172	UGI Int'l LLC, 3.25%, due 11/1/25	204	(i)
			1,881
Packaging & Containers 2.1%
EUR	250	ARD Finance SA, ((Cash/17.38% PIK)), 6.63%, due 9/15/23	274	(n)
EUR	300	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.75%, due 5/15/24	363	(i)
EUR	520	Crown European Holdings SA, 3.38%, due 5/15/25	619	(i)
EUR	195	Guala Closures SpA, (3 month EURIBOR + 3.50%, Floor 3.50%), 3.50%, due 4/15/24	224	(e)(i)
EUR	200	Silgan Holdings, Inc., 3.25%, due 3/15/25	235
			1,715
Pharmaceuticals 2.2%
	$465	CVS Health Corp., 4.30%, due 3/25/28	471
EUR	300	Grifols SA, 3.20%, due 5/1/25	343	(i)
EUR	200	Nidda BondCo GmbH, 5.00%, due 9/30/25	210	(i)
EUR	103	Rossini S.a.r.l., 6.75%, due 10/30/25	120	(i)
		Teva Pharmaceutical Finance Netherlands II BV
EUR	225	3.25%, due 4/15/22	266
EUR	100	1.88%, due 3/31/27	99	(i)
EUR	310	Valeant Pharmaceuticals Int'l, Inc., 4.50%, due 5/15/23	351	(i)
			1,860
Pipelines 1.4%
	$200	Abu Dhabi Crude Oil Pipeline LLC, 4.60%, due 11/2/47	202	(l)
	735	Energy Transfer Partners L.P., Ser. B, (3 month USD LIBOR + 4.16%), 6.63%, due 2/15/28	655	(e)(j)(k)
	280	Southern Gas Corridor CJSC, 6.88%, due 3/24/26	311	(i)
			1,168
Real Estate 0.3%
EUR	200	Summit Germany Ltd., 2.00%, due 1/31/25	214	(i)

Real Estate Investment Trust 1.2%
EUR	390	Equinix, Inc., 2.88%, due 10/1/25	443
GBP	100	Iron Mountain UK PLC, 3.88%, due 11/15/25	125	(i)
EUR	200	Iron Mountain, Inc., 3.00%, due 1/15/25	227	(i)
EUR	200	MPT Operating Partnership L.P./MPT Finance Corp., 3.33%, due 3/24/25	233
			1,028
Retail 1.6%
EUR	100	Dufry Finance SCA, 4.50%, due 8/1/23	118	(i)
EUR	200	Dufry One BV, 2.50%, due 10/15/24	229	(i)
GBP	155	Enterprise Inns PLC, 6.00%, due 10/6/23	215	(i)
GBP	550	Next PLC, 4.38%, due 10/2/26	775	(i)(k)
			1,337
Semiconductors 0.6%
	$540	Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, due 1/15/27	498

Software 0.9%
EUR	100	Infor U.S., Inc., 5.75%, due 5/15/22	118
EUR	190	InterXion Holding NV, 4.75%, due 6/15/25	228	(i)
EUR	200	IQVIA, Inc., 3.25%, due 3/15/25	231	(i)
EUR	134	Playtech PLC, 3.75%, due 10/12/23	151	(i)
			728
Telecommunications 2.5%
EUR	300	Cellnex Telecom SA, 2.88%, due 4/18/25	346	(i)
EUR	123	DKT Finance ApS, 7.00%, due 6/17/23	152	(i)
	$200	GTH Finance BV, 6.25%, due 4/26/20	203	(i)
EUR	35	Olivetti Finance SA, Ser. 14, 7.75%, due 1/24/33	48
EUR	100	SoftBank Group Corp., 5.00%, due 4/15/28	116	(i)
		Telecom Italia SpA
EUR	50	5.25%, due 2/10/22	62	(i)
EUR	350	3.63%, due 1/19/24	399	(i)
EUR	200	3.00%, due 9/30/25	215	(i)
		Verizon Communications, Inc.
EUR	100	1.38%, due 11/2/28	112
EUR	100	1.88%, due 10/26/29	116
		Wind Tre SpA
EUR	165	(3 month EURIBOR + 2.75%, Floor 2.75%), 2.75%, due 1/20/24	169	(e)(i)
EUR	111	3.13%, due 1/20/25	112	(i)
			2,050
Transportation 0.1%
EUR	100	La Poste SA, (5 year EUR Swap + 2.44%), 3.13%, due 1/29/26	106	(e)(i)(j)

Water 0.5%
GBP	150	Anglian Water Osprey Financing PLC, 5.00%, due 4/30/23	191	(i)
GBP	150	Thames Water Utilities Cayman Finance Ltd., 1.88%, due 1/24/24	192	(i)
			383

		Total Corporate Bonds (Cost $39,860)	38,691

Asset-Backed Securities 7.9%
	$280	AM Capital Funding LLC, Ser. 2018-1, Class A, 4.98%, due 12/15/23	286	(l)
	250	Ares XLV CLO Ltd., Ser. 2017-45A, Class E, (3 month USD LIBOR + 6.10%), 8.89%, due 10/15/30	243	(e)(l)
	300	Assurant CLO I Ltd., Ser. 2017-1A, Class E, (3 month USD LIBOR + 6.46%), 9.22%, due 10/20/29	294	(e)(l)
		Bear Stearns Asset-Backed Securities Trust
	229	Ser. 2004-SD3, Class M2, (1 month USD LIBOR + 1.88%), 4.39%, due 9/25/34	230	(e)
	483	Ser. 2005-SD2, Class 1M2, (1 month USD LIBOR + 1.00%), 3.51%, due 3/25/35	479	(e)
	250	Benefit Street Partners CLO XII Ltd., Ser. 2017-12A, Class D, (3 month USD LIBOR + 6.41%), 9.20%, due 10/15/30	242	(e)(l)
	314	Carrington Mortgage Loan Trust, Ser. 2006-RFC1, Class A4, (1 month USD LIBOR + 0.24%), 2.75%, due 3/25/36	312	(e)
	500	Dewolf Park CLO Ltd., Ser. 2017-1A, Class E, (3 month USD LIBOR + 6.20%), 8.99%, due 10/15/30	483	(e)(l)
	250	Dryden 54 Senior Loan Fund, Ser. 2017-54A, Class E, (3 month USD LIBOR + 6.20%), 8.96%, due 10/19/29	245	(e)(l)
	300	Flatiron CLO Ltd., Ser. 2017-1A, Class E, (3 month USD LIBOR + 6.00%), 8.62%, due 5/15/30	284	(e)(l)
	250	Gilbert Park CLO Ltd., Ser. 2017-1A, Class E, (3 month USD LIBOR + 6.40%), 9.19%, due 10/15/30	244	(e)(l)
	250	Milos CLO Ltd., Ser. 2017-1A, Class E, (3 month USD LIBOR + 6.30%), 9.06%, due 10/20/30	240	(e)(l)
	330	Newcastle Mortgage Securities Trust, Ser. 2006-1, Class M2, (1 month USD LIBOR + 0.37%), 2.88%, due 3/25/36	328	(e)
	1,710	Residential Asset Mortgage Products, Inc., Ser. 2005-RZ4, Class M3, (1 month USD LIBOR + 0.52%), 3.03%, due 11/25/35	1,686	(e)
	106	Securitized Asset Backed Receivables LLC Trust, Ser. 2004-DO1, Class M1, (1 month USD LIBOR + 0.98%), 3.49%, due 7/25/34	103	(e)
	40	Structured Asset Securities Corp., Ser. 2006-AM1, Class A4, (1 month USD LIBOR + 0.16%), 2.67%, due 4/25/36	40	(e)
	580	Trafigura Securitisation Finance PLC, Ser. 2017-1A, Class B, (1 month USD LIBOR + 1.70%), 4.21%, due 12/15/20	580	(e)(l)
	250	TRESTLES CLO Ltd., Ser. 2017-1A, Class D, (3 month USD LIBOR + 6.68%), 9.45%, due 7/25/29	237	(e)(l)

		Total Asset-Backed Securities (Cost $6,134)	6,556

Foreign Government Securities 17.0%
		Argentine Republic Government International Bond
EUR	138	7.82%, due 12/31/33	143
EUR	780	2.26%, due 12/31/38	531	(o)
	$80	Belize Government International Bond, 4.94%, due 2/20/34	44	(i)
BRL	5,000	Brazil Letras do Tesouro Nacional, 7.16%, due 7/1/21	1,156	(b)
	$270	Brazil Minas SPE via State of Minas Gerais, 5.33%, due 2/15/28	274	(i)
	40	Brazilian Government International Bond, 7.13%, due 1/20/37	47
		Bundesrepublik Deutschland
EUR	270	0.25%, due 2/15/27	317	(i)
EUR	30	5.50%, due 1/4/31	56	(i)
	$200	Costa Rica Government International Bond, 7.16%, due 3/12/45	181	(i)
		Croatia Government International Bond
EUR	120	3.00%, due 3/20/27	148	(i)
EUR	100	2.75%, due 1/27/30	118	(i)
	$200	Development Bank of Mongolia LLC, 7.25%, due 10/23/23	200	(l)
	100	Dominican Republic International Bond, 6.85%, due 1/27/45	103	(i)
		Egypt Government International Bond
EUR	100	4.75%, due 4/16/26	107	(i)
	$200	7.90%, due 2/21/48	184	(i)
	70	El Salvador Government International Bond, 7.75%, due 1/24/23	74	(i)
	200	Ghana Government International Bond, 10.75%, due 10/14/30	235	(i)
		Indonesia Government International Bond
EUR	150	3.75%, due 6/14/28	194	(i)
	$200	5.13%, due 1/15/45	207	(i)
		Ivory Coast Government International Bond
	271	5.75%, due 12/31/32	250	(i)
	190	5.75%, due 12/31/32	175	(i)
JPY	274,871	Japanese Government CPI Linked Bond, 0.10%, due 3/10/27	2,610	(d)
		Lebanon Government International Bond
	$14	6.85%, due 3/23/27	12	(i)
	44	6.65%, due 2/26/30	35	(i)
MXN	19,200	Mexican Bonos, 10.00%, due 12/5/24	1,083
	$220	Mexico Government International Bond, 5.75%, due 10/12/10	216
EUR	100	Montenegro Government International Bond, 3.38%, due 4/21/25	115	(i)
		Nigeria Government International Bond
	$200	7.14%, due 2/23/30	192	(i)
	270	7.88%, due 2/16/32	268	(i)
	200	Oman Government International Bond, 6.75%, due 1/17/48	170	(i)
EUR	150	Peruvian Government International Bond, 3.75%, due 3/1/30	204
	$200	Republic of Azerbaijan International Bond, 4.75%, due 3/18/24	203	(i)
ZAR	16,635	Republic of South Africa Government Bond, 9.00%, due 1/31/40	1,186
	$200	Republic of South Africa Government International Bond, 4.85%, due 9/27/27	194
EUR	60	Romanian Government International Bond, 3.88%, due 10/29/35	67	(i)
RUB	73,700	Russian Federal Bond - OFZ, 7.70%, due 3/23/33	1,094
		Russian Foreign Bond - Eurobond
	$200	4.25%, due 6/23/27	196	(i)
	87	7.50%, due 3/31/30	96	(i)
		Sri Lanka Government International Bond
	200	5.88%, due 7/25/22	197	(i)
	200	6.85%, due 11/3/25	198	(i)
		Turkey Government International Bond
	200	5.63%, due 3/30/21	202
	200	4.88%, due 10/9/26	181
	200	6.13%, due 10/24/28	192
		Ukraine Government International Bond
	200	7.75%, due 9/1/25	184	(i)
	100	7.75%, due 9/1/26	91	(i)
	100	7.75%, due 9/1/27	90	(i)
	100	0.00%, due 5/31/40	61	(i)(p)
	64	Venezuela Government International Bond, 8.25%, due 10/13/24	20	(i)(m)

		Total Foreign Government Securities (Cost $14,762)	14,101

NUMBER OF SHARES

Exchange-Traded Funds 4.8%
	114,167	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF (Cost $4,392)	3,970

Short-Term Investments 1.5%

Investment Companies 1.5%
	1,265,417	State Street Institutional U.S. Government Money Market Fund Premier Class, 2.32%(q) (Cost $1,265)	1,265	(k)

		Total Investments 99.6% (Cost $84,635)	82,770

		Other Assets Less Liabilities 0.4%	369	(r)

		Net Assets 100.0%	$83,139

(a)	Principal amount is stated in the currency in which the security is denominated.
(b)	Rate shown was the discount rate at the date of purchase.
(c)	All or a portion of the security is pledged as collateral for futures.
(d)	Index-linked bond whose principal amount adjusts according to a government retail price index.
(e)	Variable or floating rate security. The interest rate shown was the current rate as of January 31, 2019 and changes periodically.
(f)
Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(g)
Variable or floating rate security where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of January 31, 2019.

(h)
TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total value of all such securities (excluding forward sales contracts, if any) at January 31, 2019, amounted to approximately $1,627,000, which represents 2.0% of net assets of the Fund.

(i)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at January 31, 2019, amounted to approximately $31,634,000, which represents 38.1% of net assets of the Fund.

(j)	Perpetual Bond Security. The rate reflected was the rate in effect on January 31, 2019. The maturity date reflects the next call date.
(k)
All or a portion of this security is segregated in connection with obligations for to be announced securities, futures, forward foreign currency contracts and/or swaps with a total value of approximately $8,514,000.

(l)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2019, these securities amounted to approximately $4,428,000, which represents 5.3% of net assets of the Fund. These securities have been deemed by the investment manager to be liquid.

(m)	Defaulted security.
(n)	Payment-in-kind (PIK) security.
(o)
Step Bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of January 31, 2019.

(p)	Currently a zero coupon security; will convert to variable in 2021 where it will be linked to the IMF Ukraine GDP Index.
(q)	Rate represents 7-day effective yield as of January 31, 2019.
(r)	Includes the impact of the Fund's open positions in derivatives at January 31, 2019.

See Notes to Schedule of Investments

Schedule of Investments Unconstrained Bond Fund^
(Unaudited) (cont’d)

Derivative Instruments

Futures contracts ("futures")

At January 31, 2019, open positions in futures for the Fund were as follows:

Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
3/2019	68	Euro-Bund	$12,894,555	$236,795
3/2019	145	Pound Sterling, 90 Day	23,561,159	26,147
3/2019	23	U.S. Treasury Ultra Long Bond	3,705,875	175,734
3/2019	319	U.S. Treasury Note, 2 Year	67,732,672	448,549
3/2019	197	U.S. Treasury Note, 5 Year	22,627,297	361,687
Total Long Positions			$130,521,558	$1,248,912
Short Futures:
Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
3/2019	77	Euro-Bobl	$(11,715,675)	$(63,458)
3/2019	104	Euro-Bund	(19,721,084)	(340,521)
3/2019	7	Euro-Buxl Bond, 30 Year	(1,489,147)	(70,027)
3/2019	25	Euro-OAT	(4,375,804)	(58,706)
3/2019	21	Mini JGB, 10 Year	(2,945,109)	(17,160)
3/2019	25	U.S. Treasury Long Bond	(3,667,188)	(181,230)
3/2019	286	U.S. Treasury Note, 10 Year	(35,026,063)	(958,547)
3/2019	41	U.S. Treasury Ultra Long Bond	(6,606,125)	(362,582)
3/2019	197	U.S. Treasury Note, Ultra 10 Year	(25,745,438)	(929,803)
3/2019	33	United Kingdom Long Gilt Bond	(5,346,721)	(53,673)
3/2020	145	Pound Sterling, 90 Day	(23,524,311)	(51,114)
Total Short Positions			$(140,162,665)	$(3,086,821)
Total Futures				$(1,837,909)

At January 31, 2019, the Fund had $1,594,114 deposited in a segregated account to cover margin requirements on open futures.

The Fund had securities pledged in the amount of $1,437,448 to cover collateral requirements on open futures.

Forward foreign currency contracts ("forward contracts")

At January 31, 2019, open forward contracts for the Fund were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)

3,434,916	AUD	2,461,873	USD	CITI	4/16/2019	$37,462
9,649,512	AUD	6,925,744	USD	GSI	4/16/2019	95,494
8,485,338	AUD	6,090,182	USD	GSI	4/16/2019	83,973
2,444,098	AUD	1,757,820	USD	GSI	4/16/2019	20,570
671,057	AUD	476,984	USD	GSI	4/16/2019	11,295
332,640	AUD	237,510	USD	GSI	4/16/2019	4,527
656,332	AUD	474,527	USD	GSI	4/16/2019	3,037
173,782	AUD	124,986	USD	GSI	4/16/2019	1,463
145,544	AUD	104,461	USD	GSI	4/16/2019	1,440
47,114	AUD	33,815	USD	GSI	4/16/2019	466
136,580	AUD	97,922	USD	RBC	4/16/2019	1,456
797,251	AUD	571,641	USD	SG	4/16/2019	8,460
3,068,999	AUD	2,199,490	USD	SSB	4/16/2019	33,594
300,689	AUD	214,684	USD	SSB	4/16/2019	4,105
274,138	AUD	196,484	USD	SSB	4/16/2019	2,986
162,265	AUD	116,292	USD	SSB	4/16/2019	1,776
996,497	BRL	266,800	USD	GSI	4/16/2019	5,097
1,149,775	BRL	308,722	USD	GSI	4/16/2019	4,996
800,160	BRL	214,848	USD	GSI	4/16/2019	3,477
1,327,182	BRL	354,961	USD	SSB	4/16/2019	7,163
5,774,951	CAD	4,369,137	USD	CITI	4/16/2019	33,727
5,206,345	CAD	3,938,949	USD	CITI	4/16/2019	30,406
1,885,704	CAD	1,424,893	USD	CITI	4/16/2019	12,781
4,942,167	CAD	3,740,832	USD	GSI	4/16/2019	27,111
201,299	CAD	151,929	USD	GSI	4/16/2019	1,543
189,169	CAD	142,949	USD	GSI	4/16/2019	1,275
1,228,812	CAD	930,256	USD	JPM	4/16/2019	6,599
846,175	CAD	640,551	USD	RBC	4/16/2019	4,579
12,502	CAD	9,464	USD	RBC	4/16/2019	68
17,255,286	CAD	13,064,269	USD	SG	4/16/2019	91,286
544,980	CAD	412,604	USD	SCB	4/16/2019	2,892
1,718,612	CAD	1,300,727	USD	SSB	4/16/2019	9,555
711,821	CAD	536,737	USD	SSB	4/16/2019	5,961
721,571	CAD	547,066	USD	SSB	4/16/2019	3,065
656,780	CHF	663,588	USD	GSI	4/16/2019	1,437
308,094	CHF	311,939	USD	GSI	4/16/2019	23
964,627	USD	936,769	CHF	CITI	4/16/2019	16,098
975,448	USD	948,070	CHF	GSI	4/16/2019	15,475
984,622	USD	969,065	CHF	GSI	4/16/2019	3,391
646,843	USD	638,430	CHF	GSI	4/16/2019	398
1,126,745	USD	1,095,129	CHF	JPM	4/16/2019	17,868
328,946	USD	319,716	CHF	JPM	4/16/2019	5,216
3,764,770	USD	3,657,301	CHF	RBC	4/16/2019	61,554
296,139	USD	287,685	CHF	RBC	4/16/2019	4,842
8,556,809	USD	8,312,255	CHF	SG	4/16/2019	140,198
1,607,574	USD	1,561,887	CHF	SCB	4/16/2019	26,079
1,247,274	USD	1,211,826	CHF	SSB	4/16/2019	20,234
369,249	USD	358,975	CHF	SSB	4/16/2019	5,767
272,137	USD	268,373	CHF	SSB	4/16/2019	395
46,087	USD	1,027,186	CZK	SSB	4/16/2019	344
620,997	EUR	714,873	USD	CITI	4/16/2019	300
814,374	EUR	934,572	USD	GSI	4/16/2019	3,305
85,240	EUR	97,923	USD	GSI	4/16/2019	244
62,513	EUR	71,332	USD	RBC	4/16/2019	661
537,189	EUR	617,074	USD	SSB	4/16/2019	1,582
2,499,464	USD	2,163,626	EUR	CITI	4/16/2019	7,716
4,100,005	USD	3,551,202	EUR	GSI	4/16/2019	10,249
2,650,551	USD	2,295,764	EUR	GSI	4/16/2019	6,626
1,420,658	USD	1,230,497	EUR	GSI	4/16/2019	3,551
987,132	USD	855,000	EUR	GSI	4/16/2019	2,468
864,909	USD	749,137	EUR	GSI	4/16/2019	2,162
75,435	USD	65,281	EUR	GSI	4/16/2019	254
333,495	USD	289,573	EUR	GSI	4/16/2019	7
112,350	USD	97,185	EUR	JPM	4/16/2019	426
7,076,038	USD	6,122,215	EUR	RBC	4/16/2019	25,365
2,735,496	USD	2,366,762	EUR	RBC	4/16/2019	9,806
124,823	USD	107,997	EUR	RBC	4/16/2019	447
2,866,032	USD	2,478,623	EUR	SG	4/16/2019	11,516
527,753	USD	456,415	EUR	SG	4/16/2019	2,121
138,710	USD	119,965	EUR	SCB	4/16/2019	551
14,108,729	USD	12,212,336	EUR	SSB	4/16/2019	44,345
12,886,439	USD	11,154,338	EUR	SSB	4/16/2019	40,503
896,188	USD	771,009	EUR	SSB	4/16/2019	8,253
988,106	USD	854,440	EUR	SSB	4/16/2019	4,087
336,496	USD	291,493	EUR	SSB	4/16/2019	797
43,340	USD	37,286	EUR	SSB	4/16/2019	399
1,189,270	GBP	1,524,395	USD	CITI	4/16/2019	41,165
200,649	GBP	256,399	USD	CITI	4/16/2019	7,736
47,030	GBP	60,283	USD	CITI	4/16/2019	1,628
44,452	GBP	56,978	USD	CITI	4/16/2019	1,539
4,282,827	GBP	5,483,085	USD	GSI	4/16/2019	154,845
293,911	GBP	379,395	USD	GSI	4/16/2019	7,511
126,104	GBP	165,097	USD	GSI	4/16/2019	907
19,277	GBP	24,745	USD	GSI	4/16/2019	631
4,278,015	GBP	5,485,741	USD	JPM	4/16/2019	145,854
111,214	GBP	142,611	USD	JPM	4/16/2019	3,792
49,445	GBP	63,404	USD	JPM	4/16/2019	1,686
18,582	GBP	23,828	USD	JPM	4/16/2019	634
1,335,414	GBP	1,713,020	USD	RBC	4/16/2019	44,925
1,168,922	GBP	1,499,450	USD	RBC	4/16/2019	39,324
1,045,587	GBP	1,341,240	USD	RBC	4/16/2019	35,174
103,833	GBP	133,193	USD	RBC	4/16/2019	3,493
49,175	GBP	63,107	USD	SG	4/16/2019	1,627
57,894	GBP	74,284	USD	SCB	4/16/2019	1,928
473,169	GBP	605,388	USD	SSB	4/16/2019	17,494
502,726	GBP	649,185	USD	SSB	4/16/2019	12,605
245,910	GBP	315,439	USD	SSB	4/16/2019	8,278
217,688	GBP	278,935	USD	SSB	4/16/2019	7,630
78,845	GBP	101,138	USD	SSB	4/16/2019	2,654
147,963	USD	111,924	GBP	GSI	4/16/2019	626
100,266,828	JPY	919,735	USD	GSI	4/16/2019	6,208
68,490,267	JPY	630,015	USD	GSI	4/16/2019	2,478
70,650,400	JPY	651,366	USD	GSI	4/16/2019	1,075
32,927,809	JPY	301,827	USD	RBC	4/16/2019	2,254
65,164,910	JPY	599,631	USD	SSB	4/16/2019	2,154
325,632	USD	34,969,606	JPY	CITI	4/16/2019	2,695
855,002	USD	92,370,260	JPY	CITI	4/16/2019	1,981
1,157,364	USD	125,137,630	JPY	CITI	4/16/2019	1,744
72,383	USD	7,826,313	JPY	CITI	4/16/2019	109
61,312	USD	6,629,223	JPY	CITI	4/16/2019	92
349,163	USD	37,727,990	JPY	GSI	4/16/2019	753
1,494,484	USD	161,508,908	JPY	JPM	4/16/2019	2,983
626,012	USD	67,653,119	JPY	JPM	4/16/2019	1,250
237,410	USD	25,651,052	JPY	JPM	4/16/2019	528
2,650,694	USD	286,363,438	JPY	RBC	4/16/2019	6,187
1,964,991	USD	212,284,687	JPY	RBC	4/16/2019	4,586
2,551,534	USD	275,597,827	JPY	SG	4/16/2019	6,446
519,416	USD	56,119,171	JPY	SCB	4/16/2019	1,167
3,763,309	USD	406,678,193	JPY	SSB	4/16/2019	7,720
828,271	USD	88,869,164	JPY	SSB	4/16/2019	7,583
1,777,164	USD	192,047,414	JPY	SSB	4/16/2019	3,646
72,128,152	KRW	64,499	USD	GSI	4/16/2019	476
14,998,911	MXN	764,974	USD	GSI	4/16/2019	11,067
17,332,764	MXN	884,214	USD	RBC	4/16/2019	12,580
15,523,927	MXN	791,938	USD	RBC	4/16/2019	11,267
1,300,921	MXN	66,365	USD	RBC	4/16/2019	944
7,686,764	MXN	391,788	USD	SSB	4/16/2019	5,924
32,436,835	NOK	3,820,683	USD	CITI	4/16/2019	37,443
6,848,208	NOK	806,640	USD	CITI	4/16/2019	7,905
7,283,294	NOK	850,877	USD	GSI	4/16/2019	15,418
3,859,033	NOK	453,648	USD	GSI	4/16/2019	5,356
4,560,758	NOK	537,251	USD	GSI	4/16/2019	5,218
5,999,358	NOK	710,118	USD	GSI	4/16/2019	3,462
1,716,657	NOK	202,126	USD	GSI	4/16/2019	2,058
728,634	NOK	85,410	USD	GSI	4/16/2019	1,256
688,524	NOK	81,070	USD	GSI	4/16/2019	825
5,610,890	NOK	661,771	USD	JPM	4/16/2019	5,604
16,091,527	NOK	1,898,022	USD	RBC	4/16/2019	15,948
4,780,164	NOK	560,558	USD	RBC	4/16/2019	8,008
27,419,673	NOK	3,234,682	USD	SG	4/16/2019	26,689
19,015,153	NOK	2,239,684	USD	SSB	4/16/2019	22,031
9,927,024	NOK	1,178,127	USD	SSB	4/16/2019	2,620
713,266	NOK	83,637	USD	SSB	4/16/2019	1,201
663,497	NOK	78,058	USD	SSB	4/16/2019	860
431,483	USD	3,616,639	NOK	JPM	4/16/2019	1,310
3,571,174	NZD	2,417,256	USD	CITI	4/16/2019	54,706
993,342	NZD	672,373	USD	CITI	4/16/2019	15,217
887,503	NZD	599,504	USD	CITI	4/16/2019	14,825
189,201	NZD	128,066	USD	CITI	4/16/2019	2,898
10,826,017	NZD	7,350,324	USD	GSI	4/16/2019	143,432
2,484,105	NZD	1,686,583	USD	GSI	4/16/2019	32,911
2,679,240	NZD	1,824,557	USD	GSI	4/16/2019	30,010
4,392,693	NZD	2,974,899	USD	RBC	4/16/2019	65,718
100,252	NZD	67,894	USD	RBC	4/16/2019	1,500
2,427,553	NZD	1,644,138	USD	SG	4/16/2019	36,211
656,855	NZD	445,159	USD	SSB	4/16/2019	9,516
426,500	NZD	287,690	USD	SSB	4/16/2019	7,532
189,802	NZD	127,911	USD	SSB	4/16/2019	3,470
99,165	NZD	67,162	USD	SSB	4/16/2019	1,479
7,495,578	RUB	110,325	USD	GSI	4/16/2019	2,851
6,929,099	RUB	101,987	USD	GSI	4/16/2019	2,636
5,962,134	SEK	661,313	USD	RBC	4/16/2019	1,375
3,784,795	USD	33,522,687	SEK	CITI	4/16/2019	58,765
2,914,865	USD	25,817,543	SEK	CITI	4/16/2019	45,258
4,791,954	USD	42,514,691	SEK	GSI	4/16/2019	66,466
3,924,381	USD	34,817,505	SEK	GSI	4/16/2019	54,433
285,890	USD	2,547,019	SEK	GSI	4/16/2019	2,790
170,479	USD	1,514,445	SEK	GSI	4/16/2019	2,149
53,280	USD	472,703	SEK	GSI	4/16/2019	739
663,839	USD	5,868,865	SEK	JPM	4/16/2019	11,517
116,187	USD	1,027,184	SEK	JPM	4/16/2019	2,016
274,950	USD	2,467,552	SEK	JPM	4/16/2019	683
2,814,447	USD	24,853,945	SEK	SG	4/16/2019	51,943
1,778	USD	15,705	SEK	SG	4/16/2019	33
406,367	USD	3,587,242	SEK	SSB	4/16/2019	7,647
355,840	USD	3,187,725	SEK	SSB	4/16/2019	1,526
1,277,051	ZAR	90,277	USD	GSI	4/16/2019	5,211
554,070	ZAR	39,168	USD	GSI	4/16/2019	2,261
31,966,871	ZAR	2,265,531	USD	RBC	4/16/2019	124,676
1,233,345	ZAR	87,457	USD	SG	4/16/2019	4,762

Total unrealized appreciation						$2,752,702

426,104	AUD	310,331	USD	JPM	4/16/2019	(287)
77,311	USD	107,868	AUD	CITI	4/16/2019	(1,176)
857,435	USD	1,190,303	AUD	CITI	4/16/2019	(8,661)
1,522,348	USD	2,124,048	AUD	CITI	4/16/2019	(23,165)
46,792	USD	65,195	AUD	GSI	4/16/2019	(645)
279,394	USD	389,389	AUD	GSI	4/16/2019	(3,935)
707,062	USD	985,981	AUD	GSI	4/16/2019	(10,364)
909,733	USD	1,267,797	AUD	GSI	4/16/2019	(12,749)
939,135	USD	1,309,775	AUD	JPM	4/16/2019	(13,892)
2,222,642	USD	3,099,832	AUD	JPM	4/16/2019	(32,878)
181,214	USD	252,754	AUD	RBC	4/16/2019	(2,696)
669,715	USD	941,551	AUD	RBC	4/16/2019	(15,382)
1,621,125	USD	2,261,112	AUD	RBC	4/16/2019	(24,120)
1,812,029	USD	2,527,381	AUD	RBC	4/16/2019	(26,960)
71,443	USD	99,640	AUD	SG	4/16/2019	(1,057)
115,655	USD	161,277	AUD	SCB	4/16/2019	(1,694)
1,266,361	USD	1,765,898	AUD	SCB	4/16/2019	(18,553)
97	USD	135	AUD	SSB	4/16/2019	(1)
648,657	USD	900,985	AUD	SSB	4/16/2019	(6,923)
1,292,566	USD	1,796,133	AUD	SSB	4/16/2019	(14,348)
5,070,956	USD	7,075,621	AUD	SSB	4/16/2019	(77,451)
1,260,995	USD	4,696,325	BRL	GSI	4/16/2019	(20,407)
57,513	USD	215,156	BRL	RBC	4/16/2019	(1,193)
312,164	USD	413,347	CAD	CITI	4/16/2019	(2,975)
977,270	USD	1,291,717	CAD	CITI	4/16/2019	(7,544)
311,465	USD	413,874	CAD	GSI	4/16/2019	(4,075)
474,566	USD	627,815	CAD	GSI	4/16/2019	(4,085)
698,728	USD	922,992	CAD	GSI	4/16/2019	(4,968)
4,165,147	USD	5,502,747	CAD	GSI	4/16/2019	(30,187)
379,278	USD	497,725	CAD	JPM	4/16/2019	(191)
3,316,428	USD	4,380,802	CAD	JPM	4/16/2019	(23,527)
298,591	USD	397,024	CAD	RBC	4/16/2019	(4,103)
638,722	USD	843,759	CAD	RBC	4/16/2019	(4,566)
10,514,434	USD	13,889,693	CAD	RBC	4/16/2019	(75,169)
34,583	USD	45,677	CAD	SG	4/16/2019	(242)
785,798	USD	1,037,905	CAD	SCB	4/16/2019	(5,509)
634,230	USD	839,467	CAD	SSB	4/16/2019	(5,786)
647,503	USD	858,368	CAD	SSB	4/16/2019	(6,923)
4,608,232	USD	6,088,719	CAD	SSB	4/16/2019	(33,851)
5,350,852	USD	7,069,920	CAD	SSB	4/16/2019	(39,306)
307,617	CHF	311,700	USD	CITI	4/16/2019	(221)
480,350	CHF	486,688	USD	CITI	4/16/2019	(308)
1,633,246	CHF	1,681,817	USD	CITI	4/16/2019	(28,066)
790,608	CHF	800,614	USD	GSI	4/16/2019	(80)
225,082	CHF	228,670	USD	GSI	4/16/2019	(762)
104,125	CHF	106,310	USD	GSI	4/16/2019	(878)
687,299	CHF	698,691	USD	GSI	4/16/2019	(2,764)
197,226	CHF	202,665	USD	GSI	4/16/2019	(2,962)
447,671	CHF	459,681	USD	GSI	4/16/2019	(6,389)
2,195,464	CHF	2,258,864	USD	GSI	4/16/2019	(35,837)
553,487	CHF	561,216	USD	JPM	4/16/2019	(780)
1,069,649	CHF	1,100,938	USD	SCB	4/16/2019	(17,860)
9,210,754	CHF	9,480,181	USD	SSB	4/16/2019	(153,791)
750,179	USD	742,434	CHF	GSI	4/16/2019	(1,576)
812,395	USD	803,328	CHF	RBC	4/16/2019	(1,018)
307,761	USD	304,537	CHF	SSB	4/16/2019	(599)
1,007,217	CZK	45,103	USD	GSI	4/16/2019	(250)
16,755	EUR	19,356	USD	CITI	4/16/2019	(60)
22,792	EUR	26,330	USD	CITI	4/16/2019	(81)
434,048	EUR	501,421	USD	CITI	4/16/2019	(1,548)
654,577	EUR	755,428	USD	CITI	4/16/2019	(1,582)
1,882,122	EUR	2,174,265	USD	CITI	4/16/2019	(6,712)
2,542,031	EUR	2,936,605	USD	CITI	4/16/2019	(9,065)
530,097	EUR	610,869	USD	GSI	4/16/2019	(381)
44,745	EUR	52,027	USD	GSI	4/16/2019	(497)
638,553	EUR	737,235	USD	GSI	4/16/2019	(1,843)
599,448	EUR	696,468	USD	GSI	4/16/2019	(6,111)
3,070,336	EUR	3,544,826	USD	GSI	4/16/2019	(8,862)
1,370,054	EUR	1,593,037	USD	GSI	4/16/2019	(15,209)
16,594	EUR	19,183	USD	JPM	4/16/2019	(73)
238,359	EUR	275,553	USD	JPM	4/16/2019	(1,045)
1,606,574	EUR	1,857,264	USD	JPM	4/16/2019	(7,047)
8,197,367	EUR	9,476,484	USD	JPM	4/16/2019	(35,955)
6,147	EUR	7,105	USD	RBC	4/16/2019	(25)
63,805	EUR	73,746	USD	RBC	4/16/2019	(264)
267,690	EUR	309,395	USD	RBC	4/16/2019	(1,109)
477,365	EUR	551,737	USD	RBC	4/16/2019	(1,978)
1,698,618	EUR	1,963,258	USD	RBC	4/16/2019	(7,038)
77,624	EUR	89,757	USD	SG	4/16/2019	(361)
426,929	EUR	493,658	USD	SG	4/16/2019	(1,984)
260,155	EUR	300,804	USD	SCB	4/16/2019	(1,196)
370,801	EUR	428,739	USD	SCB	4/16/2019	(1,704)
1,188,972	EUR	1,374,749	USD	SCB	4/16/2019	(5,465)
67,677	EUR	78,186	USD	SSB	4/16/2019	(246)
698,577	EUR	807,055	USD	SSB	4/16/2019	(2,537)
746,018	EUR	861,863	USD	SSB	4/16/2019	(2,709)
1,257,007	EUR	1,452,201	USD	SSB	4/16/2019	(4,564)
635,514	USD	554,241	EUR	CITI	4/16/2019	(2,780)
475,309	USD	415,582	EUR	CITI	4/16/2019	(3,298)
31,908	USD	27,876	EUR	GSI	4/16/2019	(195)
72,634	USD	63,455	EUR	GSI	4/16/2019	(444)
476,171	USD	416,434	EUR	GSI	4/16/2019	(3,416)
776,185	USD	678,762	EUR	GSI	4/16/2019	(5,514)
97,713	USD	85,632	EUR	RBC	4/16/2019	(906)
193,991	USD	168,877	EUR	SSB	4/16/2019	(497)
184,470	USD	161,041	EUR	SSB	4/16/2019	(994)
470,514	GBP	619,741	USD	JPM	4/16/2019	(355)
21,755	USD	16,972	GBP	CITI	4/16/2019	(587)
428,419	USD	334,235	GBP	CITI	4/16/2019	(11,569)
2,245,024	USD	1,751,476	GBP	CITI	4/16/2019	(60,625)
56,749	USD	43,920	GBP	GSI	4/16/2019	(1,067)
166,546	USD	130,089	GBP	GSI	4/16/2019	(4,703)
250,982	USD	194,242	GBP	GSI	4/16/2019	(4,719)
176,148	USD	137,589	GBP	GSI	4/16/2019	(4,975)
644,666	USD	495,223	GBP	GSI	4/16/2019	(7,247)
479,739	USD	370,919	GBP	GSI	4/16/2019	(8,540)
671,146	USD	521,777	GBP	GSI	4/16/2019	(15,723)
1,612,675	USD	1,259,657	GBP	GSI	4/16/2019	(45,543)
1,884,529	USD	1,472,002	GBP	GSI	4/16/2019	(53,220)
2,405,711	USD	1,879,096	GBP	GSI	4/16/2019	(67,939)
365,978	USD	278,761	GBP	RBC	4/16/2019	(985)
1,143,944	USD	891,781	GBP	RBC	4/16/2019	(30,000)
3,848,153	USD	2,999,894	GBP	RBC	4/16/2019	(100,919)
525,817	USD	409,733	GBP	SG	4/16/2019	(13,558)
715,795	USD	557,770	GBP	SG	4/16/2019	(18,456)
69,100	USD	53,854	GBP	SCB	4/16/2019	(1,793)
974,385	USD	759,396	GBP	SCB	4/16/2019	(25,287)
1,101,415	USD	858,398	GBP	SCB	4/16/2019	(28,584)
37,212	USD	29,085	GBP	SSB	4/16/2019	(1,075)
108,799	USD	84,170	GBP	SSB	4/16/2019	(2,003)
123,558	USD	95,640	GBP	SSB	4/16/2019	(2,343)
786,718	USD	605,230	GBP	SSB	4/16/2019	(10,009)
499,372	USD	389,301	GBP	SSB	4/16/2019	(13,105)
689,896	USD	537,830	GBP	SSB	4/16/2019	(18,105)
947,243	USD	738,453	GBP	SSB	4/16/2019	(24,859)
4,532,922	USD	3,533,781	GBP	SSB	4/16/2019	(118,961)
111,723,723	JPY	1,036,192	USD	CITI	4/16/2019	(4,446)
4,169,417	JPY	38,587	USD	GSI	4/16/2019	(83)
5,829,413	JPY	54,253	USD	GSI	4/16/2019	(420)
24,225,966	JPY	224,691	USD	GSI	4/16/2019	(969)
71,214,644	JPY	659,074	USD	GSI	4/16/2019	(1,421)
110,362,059	JPY	1,021,555	USD	RBC	4/16/2019	(2,384)
657,619,922	JPY	6,087,191	USD	RBC	4/16/2019	(14,208)
76,098,071	JPY	704,530	USD	SG	4/16/2019	(1,780)
325,786,775	JPY	3,015,346	USD	SCB	4/16/2019	(6,774)
6,834,505	JPY	63,245	USD	SSB	4/16/2019	(130)
245,736,291	JPY	2,273,988	USD	SSB	4/16/2019	(4,665)
797,049	USD	86,840,933	JPY	GSI	4/16/2019	(4,909)
405,345	USD	44,139,999	JPY	SSB	4/16/2019	(2,279)
64,661	USD	72,309,921	KRW	GSI	4/16/2019	(477)
354,104	USD	395,990,569	KRW	GSI	4/16/2019	(2,614)
677,904	USD	13,170,178	MXN	CITI	4/16/2019	(3,519)
764,393	USD	14,998,911	MXN	CITI	4/16/2019	(11,648)
83,920	USD	1,636,277	MXN	GSI	4/16/2019	(741)
206,327	USD	4,045,461	MXN	GSI	4/16/2019	(2,985)
969,541	USD	19,009,865	MXN	GSI	4/16/2019	(14,026)
76,144	USD	1,493,940	MXN	SG	4/16/2019	(1,152)
205,733	USD	4,036,479	MXN	SG	4/16/2019	(3,114)
203,877	USD	4,000,000	MXN	SSB	4/16/2019	(3,083)
677,243	USD	13,287,303	MXN	SSB	4/16/2019	(10,240)
513,117	USD	4,324,035	NOK	GSI	4/16/2019	(1,196)
961,834	USD	8,194,834	NOK	GSI	4/16/2019	(12,882)
3,171,149	USD	26,886,903	NOK	JPM	4/16/2019	(26,853)
42,488	USD	360,213	NOK	RBC	4/16/2019	(357)
376,003	USD	3,188,154	NOK	SCB	4/16/2019	(3,205)
1,538,270	USD	13,043,086	NOK	SCB	4/16/2019	(13,110)
266,921	USD	2,268,243	NOK	SSB	4/16/2019	(2,870)
4,039,990	USD	34,299,940	NOK	SSB	4/16/2019	(39,740)
672,254	NZD	465,764	USD	JPM	4/16/2019	(430)
25,860	USD	38,088	NZD	GSI	4/16/2019	(505)
51,047	USD	75,185	NZD	GSI	4/16/2019	(996)
221,305	USD	322,633	NZD	GSI	4/16/2019	(2,021)
311,723	USD	455,902	NZD	GSI	4/16/2019	(3,852)
490,016	USD	716,168	NZD	GSI	4/16/2019	(5,714)
755,081	USD	1,105,188	NZD	GSI	4/16/2019	(9,929)
667,369	USD	982,316	NZD	GSI	4/16/2019	(12,589)
83,659	USD	123,487	NZD	JPM	4/16/2019	(1,819)
931,827	USD	1,375,451	NZD	JPM	4/16/2019	(20,259)
3,243,941	USD	4,788,317	NZD	JPM	4/16/2019	(70,526)
107,127	USD	158,182	NZD	RBC	4/16/2019	(2,367)
250,220	USD	369,054	NZD	RBC	4/16/2019	(5,238)
1,896,383	USD	2,800,172	NZD	RBC	4/16/2019	(41,893)
3,180,119	USD	4,695,719	NZD	RBC	4/16/2019	(70,252)
90,603	USD	133,774	NZD	SG	4/16/2019	(1,995)
5,139,215	USD	7,587,999	NZD	SG	4/16/2019	(113,189)
70,925	USD	104,673	NZD	SCB	4/16/2019	(1,530)
182,186	USD	268,875	NZD	SCB	4/16/2019	(3,929)
3,313,378	USD	4,889,982	NZD	SCB	4/16/2019	(71,461)
113,908	USD	168,185	NZD	SSB	4/16/2019	(2,509)
425,401	USD	625,874	NZD	SSB	4/16/2019	(7,828)
715,663	USD	1,056,673	NZD	SSB	4/16/2019	(15,764)
3,233,554	USD	4,774,324	NZD	SSB	4/16/2019	(71,227)
68,380	USD	4,571,150	RUB	GSI	4/16/2019	(640)
77,987	USD	5,274,139	RUB	GSI	4/16/2019	(1,648)
383,597	USD	26,053,317	RUB	SSB	4/16/2019	(9,783)
13,332,080	SEK	1,490,051	USD	CITI	4/16/2019	(8,196)
2,067,448	SEK	230,796	USD	GSI	4/16/2019	(1,000)
6,240,639	SEK	694,666	USD	GSI	4/16/2019	(1,022)
520,028	SEK	58,821	USD	JPM	4/16/2019	(1,021)
343,270	SEK	38,858	USD	RBC	4/16/2019	(703)
7,468,311	SEK	845,401	USD	RBC	4/16/2019	(15,302)
29,993,034	SEK	3,395,164	USD	RBC	4/16/2019	(61,453)
7,764,706	SEK	878,383	USD	SCB	4/16/2019	(15,340)
11,672,165	SEK	1,320,415	USD	SCB	4/16/2019	(23,059)
347,384	SEK	39,265	USD	SSB	4/16/2019	(654)
8,173,195	SEK	914,678	USD	SSB	4/16/2019	(6,231)
4,047,998	SEK	459,725	USD	SSB	4/16/2019	(9,792)
18,810,960	SEK	2,126,230	USD	SSB	4/16/2019	(35,401)
104,073,636	SEK	11,763,593	USD	SSB	4/16/2019	(195,858)
213	USD	1,244	TRY	GSI	4/16/2019	(18)
59,410	USD	838,314	ZAR	CITI	4/16/2019	(3,273)
311,820	USD	4,400,000	ZAR	CITI	4/16/2019	(17,175)
77,880	USD	1,096,972	ZAR	JPM	4/16/2019	(4,142)
68,196	USD	962,256	ZAR	RBC	4/16/2019	(3,753)
2,057,921	USD	29,037,465	ZAR	RBC	4/16/2019	(113,251)
65,225	USD	910,147	ZAR	SSB	4/16/2019	(2,829)
69,274	USD	977,017	ZAR	SSB	4/16/2019	(3,779)
83,640	USD	1,179,631	ZAR	SSB	4/16/2019	(4,562)

Total unrealized depreciation						$(2,943,821)

Total net unrealized depreciation						$(191,119)

See Notes to Schedule of Investments

Schedule of Investments Unconstrained Bond Fund^
(Unaudited) (cont’d)

At January, 31, 2019, the Fund had cash collateral of $330,000 deposited in a segregated account for State Street Bank and Trust Company and received cash collateral of $360,000 and $120,000 from Goldman Sachs International and Societe General, respectively, to cover collateral requirements on over-the-counter derivatives.

Credit default swap contracts ("credit default swaps")

At January 31, 2019, the Fund had outstanding credit default swaps as follows:

Centrally Cleared Credit Default Swaps — Buy Protection

Clearinghouse	Reference Entity	Notional Amount	Financing Rate Paid by the Fund	Payment Frequency	Maturity Date	Upfront Payments (Receipts)	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
ICE CC	CDX Emerging Markets Index, Ser. 28 V.2	USD 5,034,000	1.00%	3M	12/20/2022	$161,410	$(106,339)	$(6,013)	$49,058
ICE CC	CDX North American High Yield Index, Ser. 30 V.3	USD 13,426,000	5.00%	3M	6/20/2023	(815,786)	(91,515)	(80,191)	(987,492)
Total						$(654,376)	$(197,854)	$(86,204)	$(938,434)

Interest rate swap contracts ("interest rate swaps")

At January 31, 2019, the Fund had outstanding interest rate swaps as follows:

Centrally cleared interest rate swaps

Clearinghouse	Notional Amount	Fund Receives/Pays Floating Rate	Floating Rate Index	Annual Fixed-Rate	Frequency of Fund Receipt/ Payment	Maturity Date	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
LCH	SEK 85,000,000	Receive	3-month Stockholm Interbank Offer Rate (STIBOR)	(0.17)%	3M/1Y	12/22/2019	$7,196	$(177)	$7,020
LCH	SEK 30,000,000	Receive	3-month Stockholm Interbank Offer Rate (STIBOR)	(0.01)%	3M/1Y	7/18/2020	254	125	379
LCH	SEK 27,000,000	Receive	3-month Stockholm Interbank Offer Rate (STIBOR)	0.01%	3M/1Y	8/29/2020	(911)	(2,238)	(3,149)
LCH	SEK 9,000,000	Receive	3-month Stockholm Interbank Offer Rate (STIBOR)	0.15%	3M/1Y	1/15/2021	(2,017)	(107)	(2,124)
LCH	SEK 16,480,000	Receive	3-month Stockholm Interbank Offer Rate (STIBOR)	0.10%	3M/1Y	8/9/2021	490	(2,887)	(2,397)
CME	USD 550,000	Receive	3-month USD LIBOR	2.43%	3M/6M	12/7/2027	9,167	360	9,527
Total							$14,179	$(4,924)	$9,255

At January, 31, 2019, the Fund had $1,448,551 deposited in a segregated account to cover margin requirements for centrally cleared credit default swaps.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of January 31, 2019:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3(b)	Total
Investments:
U.S. Treasury Obligations	$—	$9,527	$—	$9,527
Mortgage-Backed Securities(a)	—	8,660	—	8,660
Corporate Bonds(a)	—	38,691	—	38,691
Asset-Backed Securities	—	6,556	—	6,556
Foreign Government Securities	—	14,101	—	14,101
Exchange-Traded Funds	3,970	—	—	3,970
Short-Term Investments	—	1,265	—	1,265
Total Investments	$3,970	$78,800	$—	$82,770

(a)	The Schedule of Investments provides information on the industry or sector categorization for the portfolio.

(b)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining the value:

(000’s omitted)	Beginning balance, as of 11/1/2018	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of 1/31/2019	Net change in unrealized appreciation/ (depreciation) from investments still held as of 1/31/2019
Investments in Securities:
Corporate Bonds(c)	$173	$—	$—	$—	$—	$—	$—	$(173)	$—	$—
Total	$173	$—	$—	$—	$—	$—	$—	$(173)	$—	$—

(c)
At the beginning of the year, these investments were valued based on a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's derivatives as of January 31, 2019:

Other Financial Instruments
(000's omitted)	Level 1	Level 2	Level 3	Total
Assets
Futures(a)
Assets	$1,248	$—	$—	$1,248
Liabilities	(3,086)	—	—	(3,086)
Forward Contracts(a)
Assets	—	2,753	—	2,753
Liabilities	—	(2,944)	—	(2,944)
Swaps
Assets	—	66	—	66
Liabilities	—	(995)	—	(995)
Total	$(1,838)	$(1,120)	$—	$(2,958)

(a)	Futures and forward contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

^	A balance indicated with a “-“, either reflects a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

January 31, 2019
Notes to Schedule of Investments (Unaudited)

†
In accordance with Accounting Standards Codification 820 "Fair Value Measurement" ("ASC 820"), all investments held by each of Neuberger Berman Core Bond Fund, Neuberger Berman Core Plus Fund, Neuberger Berman Emerging Markets Debt Fund, Neuberger Berman Floating Rate Income Fund (“Floating Rate Income”), Neuberger Berman High Income Bond Fund, Neuberger Berman Municipal High Income Fund, Neuberger Berman Municipal Intermediate Bond Fund, Neuberger Berman Municipal Impact Fund, Neuberger Berman Short Duration Bond Fund, Neuberger Berman Short Duration High Income Fund, Neuberger Berman Strategic Income Fund (“Strategic Income”) and Neuberger Berman Unconstrained Bond Fund, (each individually a “Fund,” and collectively, the “Funds”) are carried at the value that Neuberger Berman Investment Advisers LLC (“Management”) believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds' investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•	Level 3 – unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.
The value of the Funds’ investments in equity securities and exchange-traded funds, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.
The value of the Funds' investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Funds:
Corporate Bonds. Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information, which may include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data, such as market research publications, when available ("Other Market Information").
U.S. Treasury Obligations. Inputs used to value U.S. Treasury securities generally include quotes from several inter-dealer brokers and Other Market Information.
U.S. Government Agency Securities. Inputs used to value U.S. Government Agency securities generally include obtaining benchmark quotes and Other Market Information.
Asset-Backed Securities and Mortgage-Backed Securities. Inputs used to value asset-backed securities and mortgage-backed securities generally include models that consider a number of factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Notes to Schedule of Investments (Unaudited)(cont’d)

High Yield Securities. Inputs used to value high yield securities generally include a number of observations of equity and credit default swap curves related to the issuer and Other Market Information.
Municipal Debt Securities. Inputs used to value municipal debt securities include current trades, bid-wanted lists (which informs the market that a holder is interested in selling a position and that offers will be considered), offerings, general information on market movement, direction, trends, and specific data on specialty issues.
Emerging Markets Debt, Sovereign Debt, and Quasi-Sovereign Debt. Inputs used to value emerging markets debt, sovereign debt and quasi-sovereign debt generally include dealer quotes, bond market activity, discounted cash flow models, and other relevant information such as credit spreads, benchmark curves and Other Market Information.
Convertible Bonds. Inputs used to value convertible bonds generally include underlying stock data, dealer  quotes, conversion premiums, listed bond and preferred stock prices and other market information, which may include benchmark curves, trade execution data, and sensitivity analysis, when available.
The value of forward contracts is determined by Management by obtaining valuations from independent pricing services based on actual traded currency rates on independent pricing services' networks, along with other traded and quoted currency rates provided to the pricing services by leading market participants (Level 2 inputs).
The value of loan assignments is determined by Management primarily by obtaining valuations from independent pricing services based on broker quotes (generally Level 2 or Level 3 inputs depending on the number of quotes available).
The value of futures is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).
The value of interest rate swaps is determined by Management primarily by obtaining valuations from independent pricing services based on references to the underlying rates including the local overnight index swap rate and the respective interbank offered forward rate to produce the daily price. The present value is calculated based off of expected cash flows based on swap parameters along with reference to the underlying yield curve and reference rate (generally Level 2 inputs).
The value of credit default swaps is determined by Management by obtaining valuations from independent pricing services using a model that considers a number of factors, which may include default probabilities, credit curves, recovery rates and cash flows (Level 2 inputs).
The value of cross currency swaps is determined by Management by obtaining valuations from independent pricing services based on present value of expected cash flows based on swap parameters along with reference to the underlying yield curve and reference rate (Level 2 inputs).
Management has developed a process to periodically review information provided by independent pricing services for all types of securities.
Investments in non-exchange traded investment companies are valued using the respective fund's daily calculated net asset value (“NAV”) per share (Level 2 inputs).
If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Neuberger Berman Income Funds Board of Trustees (the “Board”) has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Numerous factors may be considered when determining the fair value of a security based on Level 2 or Level 3 inputs, including available analyst, media or other reports, securities within the same industry with recent highly correlated performance, trading in futures or American Depositary Receipts and whether the issuer of the security being fair valued has other securities outstanding.
The value of the Funds’ investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern Time on days the New York Stock Exchange is open for business. The Board has approved the use of ICE Data Pricing and Reference Data LLC (“ICE”) to evaluate the prices of foreign debt securities as of the time as of which a Fund’s share price is calculated. ICE utilizes benchmark spread and yield curves and evaluates available market

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Notes to Schedule of Investments (Unaudited)(cont’d)

activity from the local close to the time as of which a Fund’s share price is calculated (Level 2 inputs) to assist in determining prices for certain foreign debt securities. In the absence of precise information about the market values of these foreign securities as of the time as of which a Fund’s share price is calculated, the Board has determined on the basis of available data that prices evaluated in this way are likely to be closer to the prices a Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.
Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.
The Funds may enter into certain credit agreements all or a portion of which may be unfunded. The Funds are obligated to fund these commitments at the borrower’s discretion. As of January 31, 2019, the value of unfunded loan commitments was approximately $191,000 and $55,000 for Floating Rate Income and Short Duration High Income, respectively, pursuant to the following loan agreements:

Floating Rate Income (000’s omitted) Borrower	Principal Amount	Value
Pearl Intermediate Parent LLC, Term Loan, 4.25%, due 2/14/25	$45	$43
PG&E Corp., Term Loan, due 12/31/20	149	148
Short Duration High Income (000’s omitted) Borrower	Principal Amount	Value
Agiliti Health, Inc., Term Loan, 1.50%, due 1/4/26	$55	$55

In August 2018, FASB issued Accounting Standards Update No. 2018-13, “Fair Value Measurement (Topic 820: Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement” (“ASU 2018-13”).  ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy and the valuation processes for Level 3 fair value measurements. ASU 2018-13 will require the need to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements and the changes in unrealized gains and losses for recurring Level 3 fair value measurements. ASU 2018-13 will also require that information is provided about the measurement uncertainty of Level 3 fair value measurements as of the reporting date. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019 and allows for early adoption of either the entire standard or only the provisions that eliminate or modify the requirements. Management has elected to adopt early the provisions that eliminate the disclosure requirements. Management is still currently evaluating the impact of applying the rest of the guidance.
The Core Plus Fund was liquidated effective February 27, 2019, pursuant to a Plan of Liquidation approved by the Board.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Notes to Schedule of Investments (Unaudited)(cont’d)

Legend
Benchmarks:
BADLARPP = Argentina Deposit Rates Badlar Private Banks
CMT = Constant Maturity Treasury
EURIBOR = Euro Interbank Offered Rate
ICE = Intercontinental Exchange
LIBOR = London Interbank Offered Rate

Currency Abbreviations:
ARS	=	Argentine Peso
AUD	=	Australian Dollar
BRL	=	Brazilian Real
CAD	=	Canadian Dollar
CHF	=	Swiss Franc
CLP	=	Chilean Peso
CNY	=	Chinese Yuan Renminbi
COP	=	Colombian Peso
CZK	=	Czech Koruna
DKK	=	Danish Krone
DOP	=	Dominican Peso
EGP	=	Egyptian Pound
EUR	=	Euro
GBP	=	Pound Sterling
GHS	=	Ghanaian Cedi
HUF	=	Hungarian Forint
IDR	=	Indonesian Rupiah
ILS	=	Israeli Shekel
INR	=	Indian Rupee
JPY	=	Japanese Yen
KRW	=	South Korean Won
KZT	=	Kazakhstani Tenge
LKR	=	Sri Lanka Rupee
MXN	=	Mexican Peso
MYR	=	Malaysian Ringgit
NOK	=	Norwegian Krone
NZD	=	New Zealand Dollar
PEN	=	Peruvian Nuevo Sol
PHP	=	Philippine Peso
PLN	=	Polish Zloty
RON	=	New Romanian Leu
RUB	=	Russian Ruble
SEK	=	Swedish Krona
THB	=	Thai Baht
TRY	=	Turkish Lira
USD	=	United States Dollar
UYU	=	Uruguayan Peso
ZAR	=	South African Rand

Non-deliverable forward contracts:

ARS	=	Argentine Peso
BRL	=	Brazilian Real
CLP	=	Chilean Peso
CNY	=	Chinese Yuan Renminbi
COP	=	Colombian Peso
EGP	=	Egyptian Pound
IDR	=	Indonesian Rupiah
INR	=	Indian Rupee
KRW	=	South Korean Won
KZT	=	Kazakhstani Tenge
MYR	=	Malaysian Ringgit
PEN	=	Peruvian Nuevo Sol
PHP	=	Philippine Peso
RUB	=	Russian Ruble

Counterparties:
CITI = Citibank, N.A.
GSI = Goldman Sachs International

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Notes to Schedule of Investments (Unaudited)(cont’d)

JPM = JPMorgan Chase Bank N.A.
RBC = Royal Bank of Canada
SCB = Standard Chartered Bank
SG = Societe Generale
SSB = State Street Bank and Trust Company

Clearinghouses:
CME = CME Group, Inc.
ICE CC = ICE Clear Credit LLC
LCH = LCH. Clearnet Limited

Payment Frequencies:
28D = 28 Days
3M = 3 Months
6M = 6 Months
1Y = 1 Year
T = Upon Termination

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Item 2. Controls and Procedures.
(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act), as of a date within 90 days of the filing date of this report, the Chief Executive Officer and President and the Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Neuberger Berman Income Funds
By:	/s/ Joseph V. Amato
Joseph V. Amato
Chief Executive Officer and President

Date: March 27, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph V. Amato
Joseph V. Amato
Chief Executive Officer and President

Date: March 27, 2019

By:	/s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial
and Accounting Officer

Date:  March 27, 2019